                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number: 811-08839
                  ---------------------------------------------


                              SPDR(R) SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                          STATE STREET FINANCIAL CENTER
                               ONE LINCOLN STREET
                           BOSTON, MASSACHUSETTS 02111
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


(Name and Address of Agent for Service)              Copy to:

Ryan M. Louvar, Esq.                                 W. John McGuire, Esq.
Vice President and Senior Counsel                    Morgan, Lewis & Bockius LLP
State Street Bank and Trust Company                  1111 Pennsylvania Ave., NW
One Lincoln Street/CPH0326                           Washington, DC 20004
Boston, MA 02111


Registrant's telephone number, including area code: (866) 787-2257
                                                    --------------
Date of fiscal year end:  June 30

Date of reporting period:  March 31, 2008

ITEM 1.  SCHEDULE OF INVESTMENTS.

SPDR(R) DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 2.3%
BE Aerospace, Inc. (a)......             187   $      6,536
Boeing Co. .................           6,640        493,817
Ceradyne, Inc. (a)(b).......             311          9,939
DRS Technologies, Inc. (b)..             198         11,539
General Dynamics Corp. .....           2,862        238,605
Goodrich Corp. (b)..........           1,782        102,483
Honeywell International,
  Inc. .....................           6,711        378,635
L-3 Communications Holdings,
  Inc. (b)..................           1,303        142,470
Lockheed Martin Corp. ......           2,946        292,538
Northrop Grumman Corp. (b)..           2,765        215,145
Precision Castparts Corp.
  (b).......................           1,058        108,001
Raytheon Co. (b)............           4,535        293,006
Rockwell Collins, Inc. .....           2,069        118,243
Taser International, Inc.
  (a)(b)....................             590          5,546
United Technologies Corp.
  (b).......................           7,565        520,623
                                               ------------
                                                  2,937,126
                                               ------------
AIR FREIGHT & LOGISTICS -- 0.7%
C.H. Robinson Worldwide,
  Inc. (b)..................           1,239         67,401
Expeditors International
  Washington, Inc. (b)......           3,268        147,648
FedEx Corp. (b).............           2,716        251,692
Forward Air Corp. (b).......           2,150         76,196
United Parcel Service, Inc.
  (Class B).................           5,247        383,136
                                               ------------
                                                    926,073
                                               ------------
AIRLINES -- 0.1%
AMR Corp. (a)(b)............           3,038         27,403
Continental Airlines, Inc.
  (Class B) (a)(b)..........             831         15,980
JetBlue Airways Corp.
  (a)(b)....................           3,163         18,346
Pinnacle Airlines Corp.
  (a)(b)....................             226          1,973
Southwest Airlines Co. (b)..           6,863         85,101
UAL Corp. (a)(b)............           1,042         22,434
                                               ------------
                                                    171,237
                                               ------------
AUTO COMPONENTS -- 0.3%
American Axle &
  Manufacturing Holdings,
  Inc. (b)..................             343          7,031
Gentex Corp. (b)............           3,353         57,504
Johnson Controls, Inc. (b)..           5,957        201,347
Lear Corp. (a)(b)...........           1,341         34,745
Modine Manufacturing Co.
  (b).......................           1,981         28,705
Proliance International,
  Inc. (a)(b)...............           2,892          5,263
The Goodyear Tire & Rubber
  Co. (a)(b)................           2,985         77,013
WABCO Holdings, Inc. (b)....             616         28,102
                                               ------------
                                                    439,710
                                               ------------
AUTOMOBILES -- 0.2%
Ford Motor Co. (a)(b).......          17,591        100,621
General Motors Corp. (b)....           5,066         96,507
Harley-Davidson, Inc. (b)...           2,769        103,838
Thor Industries, Inc. (b)...             333          9,913
                                               ------------
                                                    310,879
                                               ------------
BEVERAGES -- 2.1%
Anheuser-Busch Cos., Inc.
  (b).......................           5,986        284,036
Coca-Cola Enterprises, Inc.
  (b).......................           3,591         86,902
Constellation Brands, Inc.
  (Class A) (a)(b)..........           2,562         45,271
Hansen Natural Corp.
  (a)(b)....................             685         24,180
PepsiCo, Inc. ..............          14,300      1,032,460
The Coca-Cola Co. ..........          18,837      1,146,608
The Pepsi Bottling Group,
  Inc. (b)..................           2,478         84,029
                                               ------------
                                                  2,703,486
                                               ------------
BIOTECHNOLOGY -- 1.9%
Acadia Pharmaceuticals, Inc.
  (a)(b)....................             238          2,156
Alfacell Corp. (a)(b).......           3,930          9,353
Amgen, Inc. (a).............          11,063        462,212
Amylin Pharmaceuticals, Inc.
  (a)(b)....................           1,157         33,796
AVI BioPharma, Inc. (a)(b)..           3,097          5,699
BioCryst Pharmaceuticals,
  Inc. (a)(b)...............             596          2,748
Biogen Idec, Inc. (a)(b)....           3,774        232,818
Celgene Corp. (a)(b)........           4,613        282,731
Cephalon, Inc. (a)(b).......           1,401         90,224
Chelsea Therapeutics
  International, Inc. (a)...           4,289         21,445
Cubist Pharmaceuticals, Inc.
  (a)(b)....................             571         10,518
CV Therapeutics, Inc. (a)...             141          1,005
Dynavax Technologies Corp.
  (a).......................           1,668          3,269
Genentech, Inc. (a)(b)......           4,200        340,956
Genzyme Corp. (a)(b)........           2,424        180,685
Gilead Sciences, Inc.
  (a)(b)....................           9,153        471,654
Human Genome Sciences, Inc.
  (a)(b)....................           3,873         22,812
ImClone Systems, Inc.
  (a)(b)....................           1,257         53,322
InterMune, Inc. (a)(b)......             295          4,301
Isis Pharmaceuticals, Inc.
  (a)(b)....................             799         11,274
Isolagen, Inc. (a)(b).......           7,268          3,779
Martek Biosciences Corp.
  (a)(b)....................             228          6,970
Medarex, Inc. (a)(b)........             260          2,301
Millennium Pharmaceuticals,
  Inc. (a)(b)...............           5,873         90,797
Neurocrine Biosciences, Inc.
  (a)(b)....................           1,231          6,647
Novavax, Inc. (a)(b)........           2,264          6,022
Onyx Pharmaceuticals, Inc.
  (a)(b)....................             457         13,267
OSI Pharmaceuticals, Inc.
  (a)(b)....................             705         26,360
PDL BioPharma, Inc. (a)(b)..           1,242         13,153
SIGA Technologies, Inc.
  (a)(b)....................           5,003         11,507
StemCells, Inc. (a)(b)......           3,369          5,289
Threshold Pharmaceuticals,
  Inc. (a)(b)...............             433            169
Vanda Pharmaceuticals, Inc.
  (a).......................             177            685
Vertex Pharmaceuticals, Inc.
  (a)(b)....................           1,146         27,378
                                               ------------
                                                  2,457,302
                                               ------------
BUILDING PRODUCTS -- 0.2%
Masco Corp. (b).............           3,750         74,362
Simpson Manufacturing Co.,
  Inc. (b)..................             326          8,861
Trane, Inc. (b).............           1,848         84,823
USG Corp. (a)(b)............             663         24,412
                                               ------------
                                                    192,458
                                               ------------
CAPITAL MARKETS -- 2.7%
Ameriprise Financial, Inc.
  (b).......................           1,832         94,989
E*TRADE Financial Corp.
  (a)(b)....................           5,417         20,910
Franklin Resources, Inc. ...           1,470        142,575
International Assets Holding
  Corp. (a)(b)..............           1,668         41,633
Invesco, Ltd. (b)...........           3,200         77,952
Janus Capital Group, Inc.
  (b).......................           3,916         91,125

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Legg Mason, Inc. (b)........           1,208   $     67,624
Lehman Brothers Holdings,
  Inc. (b)..................           5,372        202,202
Merrill Lynch & Co., Inc.
  (b).......................           7,797        317,650
Morgan Stanley (b)..........           8,858        404,811
Northern Trust Corp. .......           2,234        148,494
SEI Investments Co. ........           3,546         87,551
State Street Corp. (b)(c)...           3,168        250,272
T. Rowe Price Group, Inc.
  (b).......................           2,030        101,500
TD Ameritrade Holding Corp.
  (a)(b)....................           2,344         38,699
The Bank of New York Mellon
  Corp. ....................          10,464        436,663
The Bear Stearns Cos., Inc.
  (b).......................           1,300         13,637
The Charles Schwab Corp.
  (b).......................          11,760        221,441
The Goldman Sachs Group,
  Inc. .....................           3,725        616,078
Waddell & Reed Financial,
  Inc. (Class A) (b)........           2,781         89,353
                                               ------------
                                                  3,465,159
                                               ------------
CHEMICALS -- 1.9%
Air Products & Chemicals,
  Inc. .....................           2,164        199,088
Ashland, Inc. ..............           1,010         47,773
Cabot Corp. (b).............             475         13,300
CF Industries Holdings,
  Inc. .....................             100         10,362
Chemtura Corp. (b)..........           3,021         22,174
E. I. du Pont de Nemours &
  Co. (b)...................           8,444        394,841
Eastman Chemical Co. (b)....           1,258         78,562
Ecolab, Inc. (b)............           2,574        111,789
Monsanto Co. (b)............           5,186        578,239
Nalco Holding Co. (b).......             714         15,101
PPG Industries, Inc. (b)....           1,823        110,310
Praxair, Inc. (b)...........           3,300        277,959
Rohm & Haas Co. ............           1,863        100,751
Sigma-Aldrich Corp. (b).....             870         51,895
Terra Industries, Inc.
  (a)(b)....................             829         29,454
The Dow Chemical Co. (b)....           8,436        310,867
The Mosaic Co. (a)..........           1,356        139,126
                                               ------------
                                                  2,491,591
                                               ------------
COMMERCIAL BANKS -- 3.1%
Arrow Financial Corp. (b)...           2,565         57,687
Bank of Hawaii Corp. (b)....             475         23,541
BB&T Corp. (b)..............           4,504        144,398
Capitol Bancorp, Ltd. (b)...           1,831         38,707
Cathay General Bancorp (b)..             358          7,421
Citizens Republic Bancorp,
  Inc. (b)..................           2,680         33,312
Columbia Banking System,
  Inc. (b)..................           2,610         58,412
Comerica, Inc. (b)..........             596         20,908
CVB Financial Corp. (b).....           5,100         53,091
Farmers Capital Bank
  Corp. ....................           2,149         50,996
Fifth Third Bancorp (b).....           4,093         85,625
First Bancorp- North
  Carolina (b)..............           1,533         30,553
First Commonwealth Financial
  Corp. (b).................           6,209         71,962
First Community Bancorp,
  Inc. (b)..................           1,092         29,320
First Merchants Corp. (b)...           2,932         83,679
Horizon Financial Corp.
  (b).......................           2,128         29,388
Huntington Bancshares, Inc.
  (b).......................             836          8,987
Independent Bank
  Corp. -- Massachusetts
  (b).......................           2,027         59,898
Integra Bank Corp. (b)......           1,914         31,007
International Bancshares
  Corp. (b).................             523         11,809
Keycorp (b).................           3,386         74,323
Lakeland Financial Corp.
  (b).......................           3,553         80,475
M&T Bank Corp. (b)..........             714         57,463
Marshall & Ilsley Corp.
  (b).......................             954         22,133
National City Corp. (b).....           4,785         47,611
National Penn Bancshares,
  Inc. (b)..................           6,274        114,124
Old National Bancorp (b)....             596         10,728
Omega Financial Corp. (b)...           2,424         75,629
PNC Financial Services
  Group, Inc. (b)...........           2,125        139,336
Popular, Inc. (b)...........           2,145         25,011
Regions Financial Corp.
  (b).......................           7,105        140,324
Renasant Corp. (b)..........           3,416         76,860
Sandy Spring Bancorp, Inc.
  (b).......................           2,053         56,499
Simmons First National Corp.
  (b).......................           2,224         66,119
StellarOne Corp. (b)........           4,155         70,261
Sterling Financial
  Corp. -- Pennsylvania
  (a).......................           3,154         55,037
SunTrust Banks, Inc. (b)....           2,577        142,096
Susquehanna Bancshares, Inc.
  (b).......................           3,593         73,189
Synovus Financial Corp.
  (b).......................             870          9,622
The Colonial BancGroup, Inc.
  (b).......................           1,144         11,017
Trustmark Corp. (b).........             433          9,647
U.S. Bancorp (b)............          13,883        449,254
UCBH Holdings, Inc. (b).....           3,033         23,536
Umpqua Holdings Corp. (b)...           3,124         48,453
UnionBanCal Corp. (b).......             433         21,252
United Bankshares, Inc.
  (b).......................             326          8,688
United Community Banks, Inc.
  (b).......................           2,212         37,560
Wachovia Corp. .............          16,612        448,524
Wells Fargo & Co. ..........          24,402        710,098
Zions Bancorp (b)...........             316         14,394
                                               ------------
                                                  4,049,964
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
ACCO Brands Corp. (a)(b)....             360          4,885
Avery Dennison Corp. .......           1,463         72,053
ChoicePoint, Inc. (a)(b)....           1,476         70,258
Cintas Corp. (b)............           2,003         57,166
Courier Corp. (b)...........           1,732         43,213
Covanta Holding Corp.
  (a)(b)....................           1,028         28,270
Dun & Bradstreet Corp. (b)..           1,086         88,379
Ennis, Inc. (b).............           3,449         57,874
Equifax, Inc. (b)...........           1,948         67,167
Herman Miller, Inc. (b).....           1,888         46,388
Hudson Highland Group, Inc.
  (a)(b)....................             129          1,093
Kimball International, Inc.
  (Class B) (b).............           3,443         36,909
Manpower, Inc. (b)..........             688         38,707
Monster Worldwide, Inc.
  (a)(b)....................           1,851         44,813
PHH Corp. (a)...............             645         11,242
Pitney Bowes, Inc. (b)......           2,418         84,678
R.R. Donnelley & Sons Co. ..           3,066         92,930
Robert Half International,
  Inc. (b)..................           2,635         67,825
Waste Connections, Inc.
  (a)(b)....................             489         15,032
Waste Management, Inc. .....           5,235        175,686
                                               ------------
                                                  1,104,568
                                               ------------
COMMUNICATIONS EQUIPMENT -- 2.3%
3Com Corp. (a)(b)...........          11,389         26,081
ADC Telecommunications, Inc.
  (a)(b)....................           2,107         25,453
Arris Group, Inc. (a)(b)....             294          1,711
Avocent Corp. (a)(b)........             475          8,027
CIENA Corp. (a)(b)..........             825         25,435

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Cisco Systems, Inc. (a)(b)..          54,933   $  1,323,336
CommScope, Inc. (a)(b)......             109          3,796
Comtech Telecommunications
  Corp. (a)(b)..............              59          2,301
Corning, Inc. ..............          14,330        344,493
EchoStar Corp. (Class A)
  (a)(b)....................             595         17,576
Finisar Corp. (a)(b)........           3,576          4,577
Foundry Networks, Inc.
  (a)(b)....................           1,415         16,386
Harmonic, Inc. (a)(b).......           1,370         10,412
Harris Corp. (b)............           2,054         99,681
InterDigital, Inc. (a)(b)...             228          4,517
JDS Uniphase Corp. (a)(b)...           3,013         40,344
Juniper Networks, Inc.
  (a)(b)....................           6,191        154,775
Motorola, Inc. (b)..........          21,407        199,085
MRV Communications, Inc.
  (a)(b)....................           4,170          5,713
Occam Networks, Inc. (a)....             830          4,515
Phazar Corp. (a)............             832          6,124
Plantronics, Inc. (b).......             475          9,172
Polycom, Inc. (a)(b)........             913         20,579
Proxim Wireless Corp. (a)...           6,434          5,083
QUALCOMM, Inc. .............          14,925        611,925
Relm Wireless Corp. ........             118            185
Soapstone Networks, Inc.
  (b).......................           2,266         16,225
Tellabs, Inc. (a)(b)........           6,110         33,299
                                               ------------
                                                  3,020,806
                                               ------------
COMPUTERS & PERIPHERALS -- 4.1%
Apple, Inc. (a).............           8,101      1,162,494
Avid Technology, Inc.
  (a)(b)....................             797         19,399
Brocade Communications
  Systems, Inc. (a)(b)......           2,145         15,659
Dell, Inc. (a)(b)...........          19,044        379,357
EMC Corp. (a)(b)............          22,239        318,907
Hewlett-Packard Co. (b).....          25,664      1,171,818
Icad, Inc. (a)(b)...........           4,290         10,553
International Business
  Machines Corp. ...........          13,876      1,597,683
Interphase Corp. (a)(b).....             954          4,312
Lexmark International, Inc.
  (a)(b)....................           1,009         30,996
NCR Corp. (a)(b)............           2,232         50,957
NetApp, Inc. (a)(b).........           3,902         78,235
Novatel Wireless, Inc.
  (a)(b)....................             695          6,728
Palm, Inc. (b)..............             714          3,570
QLogic Corp. (a)(b).........           2,847         43,701
SanDisk Corp. (a)...........           3,132         70,689
Seagate Technology (b)......           4,855        101,664
Sun Microsystems, Inc.
  (a)(b)....................           8,031        124,721
Teradata Corp. (a)..........           2,036         44,914
Western Digital Corp.
  (a)(b)....................           2,844         76,902
                                               ------------
                                                  5,313,259
                                               ------------
CONSTRUCTION & ENGINEERING -- 0.4%
EMCOR Group, Inc. (a).......             476         10,572
Fluor Corp. (b).............           1,103        155,699
Foster Wheeler, Ltd. (a)....           1,154         65,339
Jacobs Engineering Group,
  Inc. (a)(b)...............           2,211        162,708
KBR, Inc. (b)...............           1,370         37,990
Quanta Services, Inc.
  (a)(b)....................           1,487         34,454
URS Corp. (a)(b)............             639         20,889
                                               ------------
                                                    487,651
                                               ------------
CONSTRUCTION MATERIALS -- 0.1%
Eagle Materials, Inc. (b)...             358         12,727
Headwaters, Inc. (a)(b).....             358          4,722
Martin Marietta Materials,
  Inc. (b)..................             566         60,092
Vulcan Materials Co. (b)....           1,115         74,036
                                               ------------
                                                    151,577
                                               ------------
CONSUMER FINANCE -- 0.6%
American Express Co. .......           9,618        420,499
AmeriCredit Corp. (a)(b)....           2,242         22,577
Capital One Financial Corp.
  (b).......................           4,114        202,491
Discover Financial Services
  (b).......................           4,374         71,602
SLM Corp. (a)(b)............           4,840         74,294
The First Marblehead Corp.
  (a)(b)....................             228          1,701
                                               ------------
                                                    793,164
                                               ------------
CONTAINERS & PACKAGING -- 0.3%
Crown Holdings, Inc. (a)....           2,928         73,669
Myers Industries, Inc. (b)..             326          4,280
Owens-Illinois, Inc.
  (a)(b)....................           2,303        129,958
Pactiv Corp. (a)(b).........           2,818         73,860
Sealed Air Corp. (b)........           2,787         70,372
Smurfit-Stone Container
  Corp. (a)(b)..............           4,312         33,202
Temple-Inland, Inc. (b).....           1,387         17,643
                                               ------------
                                                    402,984
                                               ------------
DISTRIBUTORS -- 0.0% (d)
Genuine Parts Co. ..........             596         23,971
                                               ------------
DIVERSIFIED CONSUMER SERVICES -- 0.2%
Apollo Group, Inc. (a)......           1,606         69,379
Career Education Corp.
  (a)(b)....................           1,559         19,831
H&R Block, Inc. (b).........           3,040         63,110
ITT Educational Services,
  Inc. (a)(b)...............             987         45,333
Service Corp. International
  (b).......................           6,478         65,687
Sotheby's (b)...............             500         14,455
Strayer Education, Inc.
  (b).......................             108         16,470
                                               ------------
                                                    294,265
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.5%
Bank of America Corp. ......          39,911      1,513,026
CIT Group, Inc. (b).........           2,398         28,416
Citigroup, Inc. ............          45,983        984,956
CME Group, Inc. ............             329        154,334
Intercontinental Exchange,
  Inc. (a)(b)...............             784        102,312
JPMorgan Chase & Co. .......          30,002      1,288,586
Leucadia National Corp.
  (b).......................           2,832        128,063
Moody's Corp. (b)...........           2,720         94,738
NYSE Euronext (b)...........           1,890        116,632
The Nasdaq OMX Group, Inc.
  (a)(b)....................           1,046         40,438
                                               ------------
                                                  4,451,501
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.5%
AT&T, Inc. .................          52,989      2,029,479
Cbeyond, Inc. (a)(b)........              24            451
CenturyTel, Inc. (b)........           1,072         35,633
Citizens Communications Co.
  (b).......................           5,740         60,213
Cogent Communications Group,
  Inc. (a)(b)...............           1,668         30,541
Covad Communications Group,
  Inc. (a)..................           5,841          5,666
Embarq Corp. ...............           1,177         47,198

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Fibernet Telecom Group, Inc.
  (a)(b)....................           2,621   $     18,819
Level 3 Communications, Inc.
  (a)(b)....................           8,345         17,691
Qwest Communications
  International, Inc.
  (a)(b)....................          18,781         85,078
SureWest Communications
  (b).......................           1,700         26,282
Time Warner Telecom, Inc.
  (Class A) (a)(b)..........             850         13,166
Verizon Communications, Inc.
  (b).......................          23,543        858,142
Windstream Corp. (b)........           2,679         32,014
                                               ------------
                                                  3,260,373
                                               ------------
ELECTRIC UTILITIES -- 1.9%
Allegheny Energy, Inc. (b)..           2,344        118,372
American Electric Power Co.,
  Inc. (b)..................           3,821        159,068
Central Vermont Public
  Service Corp. (b).........           3,243         77,508
Duke Energy Corp. (b).......           8,911        159,061
Edison International (b)....           3,210        157,354
Entergy Corp. ..............           1,915        208,888
Exelon Corp. (b)............           6,122        497,535
FirstEnergy Corp. ..........           2,978        204,351
FPL Group, Inc. ............           3,422        214,696
MGE Energy, Inc. (b)........           2,006         68,324
Northeast Utilities (b).....             884         21,693
Pepco Holdings, Inc. (b)....           3,985         98,509
Pinnacle West Capital Corp.
  (b).......................             198          6,946
PPL Corp. (b)...............           4,192        192,497
Progress Energy, Inc. (b)...           1,810         75,477
The Southern Co. (b)........           5,639        200,805
                                               ------------
                                                  2,461,084
                                               ------------
ELECTRICAL EQUIPMENT -- 0.6%
BTU International, Inc.
  (a)(b)....................             238          2,190
Capstone Turbine Corp.
  (a)(b)....................           5,003         10,606
Cooper Industries, Ltd. ....           2,461         98,809
Emerson Electric Co. .......           7,213        371,181
Evergreen Solar, Inc.
  (a)(b)....................             228          2,114
First Solar, Inc. (a)(b)....             114         26,350
GrafTech International, Ltd.
  (a)(b)....................           1,142         18,512
Hubbell, Inc. (Class B)
  (b).......................           1,334         58,282
PowerSecure International,
  Inc. (a)(b)...............           1,909         22,469
Rockwell Automation, Inc.
  (b).......................           1,831        105,136
Roper Industries, Inc. (b)..           1,567         93,142
SunPower Corp. (Class A)
  (a)(b)....................             100          7,451
                                               ------------
                                                    816,242
                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.6%
Aetrium, Inc. (a)(b)........           4,647         18,263
Agilent Technologies, Inc.
  (a)(b)....................           3,955        117,978
American Technology Corp.
  (a)(b)....................           2,504          5,484
Amphenol Corp. (Class A)
  (b).......................           2,764        102,959
Arrow Electronics, Inc.
  (a)(b)....................           2,176         73,222
Avnet, Inc. (a)(b)..........           2,504         81,956
Benchmark Electronics, Inc.
  (a).......................             210          3,770
Itron, Inc. (a)(b)..........             114         10,286
Jabil Circuit, Inc. ........           2,222         21,020
Lightpath Technologies, Inc.
  (a)(b)....................           4,885          8,793
Lumera Corp. (a)............           1,908          3,740
Mechanical Technology, Inc.
  (a).......................           3,811          2,058
Molex, Inc. (b).............           2,335         54,079
National Instruments Corp.
  (b).......................             475         12,417
RAE Systems, Inc. (a)(b)....           2,739          5,259
Sanmina-SCI Corp. (a).......           8,931         14,468
Security With Advanced
  Technology, Inc. (a)......             479            287
Superconductor Technologies,
  Inc. (a)(b)...............             108            485
Tech Data Corp. (a)(b)......             208          6,822
Trimble Navigation, Ltd.
  (a)(b)....................           2,294         65,585
Tyco Electronics, Ltd. .....           4,045        138,824
Vishay Intertechnology, Inc.
  (a).......................           3,490         31,619
                                               ------------
                                                    779,374
                                               ------------
ENERGY EQUIPMENT & SERVICES -- 2.9%
Baker Hughes, Inc. (b)......           2,739        187,621
BJ Services Co. (b).........           3,404         97,048
Bronco Drilling Co., Inc.
  (a)(b)....................             279          4,495
Cal Dive International, Inc.
  (a)(b)....................             213          2,211
Cameron International Corp.
  (a)(b)....................           1,908         79,449
Diamond Offshore Drilling,
  Inc. (b)..................             475         55,290
ENSCO International, Inc.
  (b).......................           2,058        128,872
Exterran Holdings, Inc.
  (a)(b)....................             238         15,360
FMC Technologies, Inc.
  (a)(b)....................           1,256         71,454
Global Industries, Ltd.
  (a)(b)....................             242          3,894
Grant Prideco, Inc. (a)(b)..           2,457        120,933
Grey Wolf, Inc. (a)(b)......           7,097         48,118
Halliburton Co. (b).........           9,284        365,140
Helmerich & Payne, Inc.
  (b).......................             714         33,465
Matrix Service Co. (a)(b)...             176          3,024
Nabors Industries, Ltd.
  (a)(b)....................           3,257        109,989
National-Oilwell Varco, Inc.
  (a)(b)....................           3,865        225,639
Noble Corp. ................           3,060        151,990
Omni Energy Services Corp.
  (a)(b)....................           4,764         17,627
Patterson-UTI Energy, Inc.
  (b).......................           2,560         67,021
Pride International, Inc.
  (a)(b)....................           1,310         45,784
Rowan Cos., Inc. (b)........           2,136         87,960
Schlumberger, Ltd. (b)......          10,697        930,639
Smith International, Inc. ..             762         48,943
Superior Energy Services,
  Inc. (a)(b)...............           2,729        108,123
TGC Industries, Inc. (a)....           3,082         26,012
Tidewater, Inc. (b).........             433         23,863
Transocean, Inc. (a)........           3,165        427,908
Weatherford International,
  Ltd. (a)(b)...............           2,644        191,611
                                               ------------
                                                  3,679,483
                                               ------------
FOOD & STAPLES RETAILING -- 2.2%
Costco Wholesale Corp. (b)..           4,388        285,088
CVS Caremark Corp. (b)......          14,561        589,866
Performance Food Group Co.
  (a)(b)....................           1,483         48,465
Safeway, Inc. (b)...........           4,558        133,777
SUPERVALU, Inc. (b).........           2,508         75,190
Sysco Corp. (b).............           6,025        174,846
The Kroger Co. (b)..........           6,553        166,446
Wal-Mart Stores, Inc. ......          19,330      1,018,304
Walgreen Co. (b)............           8,065        307,196
Whole Foods Market, Inc.
  (b).......................           1,196         39,432
                                               ------------
                                                  2,838,610
                                               ------------
FOOD PRODUCTS -- 1.6%
Archer-Daniels-Midland Co.
  (b).......................           6,356        261,613
Bunge, Ltd. (b).............           1,437        124,847
Campbell Soup Co. (b).......           3,078        104,498
ConAgra Foods, Inc. ........           5,556        133,066

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Dean Foods Co. (b)..........           2,187   $     43,937
Del Monte Foods Co. ........           5,792         55,198
Flowers Foods, Inc. (b).....           3,787         93,728
General Mills, Inc. ........           3,304        197,844
H.J. Heinz Co. .............           3,583        168,294
Kellogg Co. (b).............           1,785         93,820
Kraft Foods, Inc. ..........          13,128        407,099
McCormick & Co., Inc. (b)...           1,072         39,632
Pilgrim's Pride Corp. (b)...             358          7,242
Sanderson Farms, Inc. (b)...             114          4,333
Sara Lee Corp. (b)..........           7,937        110,959
The Hershey Co. (b).........           1,681         63,323
The J.M. Smucker Co. .......             475         24,040
TreeHouse Foods, Inc. (a)...             398          9,098
Tyson Foods, Inc. (Class A)
  (b).......................           3,595         57,340
Wm. Wrigley Jr. Co. (b).....             644         40,469
                                               ------------
                                                  2,040,380
                                               ------------
GAS UTILITIES -- 0.2%
Chesapeake Utilities Corp.
  (b).......................           2,292         67,935
EnergySouth, Inc. (b).......           2,610        136,216
Questar Corp. (b)...........           1,368         77,374
                                               ------------
                                                    281,525
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Advanced Medical Optics,
  Inc. (a)(b)...............           1,321         26,816
Align Technology, Inc.
  (a)(b)....................             201          2,233
American Medical Systems
  Holdings, Inc. (a)(b).....             114          1,618
Angeion Corp. (a)(b)........           2,025         14,681
Baxter International,
  Inc. .....................           5,648        326,567
Becton, Dickinson & Co. ....           2,350        201,748
Boston Scientific Corp.
  (a)(b)....................          10,505        135,199
C.R. Bard, Inc. (b).........           1,228        118,379
Cambridge Heart, Inc.
  (a)(b)....................           7,741          6,502
Covidien, Ltd. (b)..........           4,319        191,116
Edwards Lifesciences Corp.
  (a)(b)....................           1,281         57,069
Hologic, Inc. (a)(b)........           1,891        105,140
Hospira, Inc. (a)...........           2,058         88,021
Insite Vision, Inc. (a).....           2,858          1,801
Intuitive Surgical, Inc.
  (a)(b)....................              18          5,838
Kinetic Concepts, Inc.
  (a)(b)....................             851         39,342
Medtronic, Inc. ............           9,998        483,603
St. Jude Medical, Inc.
  (a)(b)....................           3,268        141,145
Stryker Corp. (b)...........           2,509        163,210
Varian Medical Systems, Inc.
  (a).......................           1,713         80,237
Zimmer Holdings, Inc. (a)...           2,094        163,039
                                               ------------
                                                  2,353,304
                                               ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.1%
Aetna, Inc. (b).............           5,471        230,275
AmerisourceBergen Corp. ....           2,605        106,753
Cardinal Health, Inc. (b)...           4,087        214,609
CIGNA Corp. (b).............           3,531        143,253
Coventry Health Care, Inc.
  (a)(b)....................           1,794         72,388
DaVita, Inc. (a)(b).........           1,349         64,428
Express Scripts, Inc. (Class
  A) (a)(b).................           3,135        201,643
Health Management
  Associates, Inc. (Class A)
  (a)(b)....................           2,770         14,653
Health Net, Inc. (a)(b).....           1,804         55,563
Healthsouth Corp. (a)(b)....             228          4,056
Healthways, Inc. (a)(b).....             238          8,411
Henry Schein, Inc. (a)(b)...           1,595         91,553
Humana, Inc. (a)............           1,882         84,427
Laboratory Corp. of America
  Holdings (a)(b)...........           1,598        117,741
Lincare Holdings, Inc.
  (a)(b)....................           1,480         41,603
McKesson Corp. (b)..........           2,955        154,753
Medco Health Solutions, Inc.
  (a)(b)....................           5,452        238,743
Omnicare, Inc. (b)..........           1,549         28,130
Patterson Cos., Inc.
  (a)(b)....................           1,551         56,301
PharMerica Corp. (a)(b).....             218          3,612
Psychiatric Solutions, Inc.
  (a)(b)....................             358         12,143
Quest Diagnostics, Inc.
  (b).......................           1,264         57,221
Tenet Healthcare Corp.
  (a)(b)....................           5,665         32,064
UnitedHealth Group, Inc.
  (b).......................          11,317        388,852
VCA Antech, Inc. (a)(b).....           1,638         44,799
WellCare Health Plans, Inc.
  (a)(b)....................             208          8,102
WellPoint, Inc. (a)(b)......           5,070        223,739
                                               ------------
                                                  2,699,815
                                               ------------
HEALTH CARE TECHNOLOGY -- 0.1%
HLTH Corp. (a)(b)...........           2,109         20,120
IMS Health, Inc. ...........           3,305         69,438
                                               ------------
                                                     89,558
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 1.6%
Bob Evans Farms, Inc. (b)...           2,707         74,686
Brinker International, Inc.
  (b).......................             982         18,216
Carnival Corp. (b)..........           3,939        159,451
Darden Restaurants, Inc.
  (b).......................           2,038         66,337
Gaylord Entertainment Co.
  (a)(b)....................             358         10,844
International Game
  Technology (b)............           3,799        152,758
Las Vegas Sands Corp.
  (a)(b)....................           1,020         75,113
Marriott International, Inc.
  (Class A) (b).............           3,639        125,036
McDonald's Corp. (b)........          10,859        605,606
MGM Mirage, Inc. (a)(b).....           1,225         71,993
Orient-Express Hotels, Ltd.
  (Class A) (b).............             256         11,049
Panera Bread Co. (Class A)
  (a)(b)....................             238          9,970
Penn National Gaming, Inc.
  (a).......................             796         34,809
Ruby Tuesday, Inc. (b)......             596          4,470
Scientific Games Corp.
  (Class A) (a)(b)..........           1,889         39,877
Starbucks Corp. (a)(b)......           6,905        120,837
Starwood Hotels & Resorts
  Worldwide, Inc. (b).......           2,100        108,675
The Cheesecake Factory, Inc.
  (a)(b)....................           2,023         44,081
The Steak n Shake Co.
  (a)(b)....................           2,495         19,636
Wendy's International, Inc.
  (b).......................           1,305         30,093
Wyndham Worldwide Corp.
  (b).......................           1,848         38,217
Wynn Resorts, Ltd. .........             900         90,576
Yum! Brands, Inc. ..........           5,362        199,520
                                               ------------
                                                  2,111,850
                                               ------------
HOUSEHOLD DURABLES -- 0.7%
American Greetings Corp.
  (Class A) (b).............           1,977         36,673
Bassett Furniture
  Industries, Inc. (b)......           3,175         39,179
Beazer Homes USA, Inc. (b)..             871          8,231
Black & Decker Corp. (b)....             952         62,927
Centex Corp. (b)............           2,166         52,439
D.R. Horton, Inc. (b).......           3,204         50,463
Fortune Brands, Inc. (b)....           1,415         98,342

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Garmin, Ltd. (b)............           1,303   $     70,375
Handheld Entertainment, Inc.
  (a).......................             326            297
Harman International
  Industries, Inc. (b)......             851         37,053
Hovnanian Enterprises, Inc.
  (a)(b)....................             368          3,901
Jarden Corp. (a)(b).........              48          1,044
KB HOME.....................           1,835         45,380
Leggett & Platt, Inc. (b)...           2,709         41,312
Lennar Corp. (Class A) (b)..           1,986         37,357
Mohawk Industries, Inc.
  (a)(b)....................             475         34,015
National Presto Industries,
  Inc. (b)..................             420         22,008
Newell Rubbermaid, Inc.
  (b).......................           3,708         84,802
NVR, Inc. (a)...............              81         48,397
Pulte Homes, Inc. (b).......           2,576         37,481
Ryland Group, Inc. (b)......             771         25,358
Toll Brothers, Inc. (a).....           1,404         32,966
Whirlpool Corp. (b).........             853         74,023
                                               ------------
                                                    944,023
                                               ------------
HOUSEHOLD PRODUCTS -- 2.2%
Church & Dwight Co., Inc.
  (b).......................           1,676         90,906
Colgate-Palmolive Co. ......           4,573        356,282
Energizer Holdings, Inc.
  (a)(b)....................           1,121        101,428
Kimberly-Clark Corp. .......           3,773        243,547
Procter & Gamble Co. (b)....          27,851      1,951,520
The Clorox Co. (b)..........           1,268         71,820
                                               ------------
                                                  2,815,503
                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Constellation Energy Group,
  Inc. (b)..................           1,917        169,214
Mirant Corp. (a)(b).........           2,374         86,390
NRG Energy, Inc. (a)(b).....           3,081        120,128
Reliant Energy, Inc.
  (a)(b)....................           4,699        111,131
The AES Corp. (a)(b)........           6,926        115,456
                                               ------------
                                                    602,319
                                               ------------
INDUSTRIAL CONGLOMERATES -- 3.3%
3M Co. .....................           5,791        458,358
General Electric Co. .......          89,284      3,304,401
McDermott International,
  Inc. (a)(b)...............           2,601        142,587
Textron, Inc. (b)...........           2,482        137,552
Tyco International, Ltd.
  (b).......................           4,045        178,182
                                               ------------
                                                  4,221,080
                                               ------------
INSURANCE -- 4.4%
ACE, Ltd. ..................           2,402        132,254
AFLAC, Inc. (b).............           4,715        306,239
Alfa Corp. (b)..............           4,927        108,295
AMBAC Financial Group, Inc.
  (b).......................           1,303          7,492
American International
  Group, Inc. (b)...........          20,087        868,763
AON Corp. ..................           3,285        132,057
Assurant, Inc. .............           2,155        131,153
Berkshire Hathaway, Inc.
  (Class A) (a).............               7        933,800
Chubb Corp. ................           3,555        175,901
Cincinnati Financial
  Corp. ....................           1,234         46,941
Everest Re Group, Ltd. .....             574         51,390
Fidelity National Financial,
  Inc. (b)..................           2,669         48,923
Genworth Financial, Inc.
  (Class A).................           3,248         73,535
Hartford Financial Services
  Group, Inc. (b)...........           2,617        198,290
IPC Holdings, Ltd. (b)......           1,034         28,952
Lincoln National Corp. (b)..           2,551        132,652
Loews Corp. ................           4,614        185,575
Marsh & McLennan Cos., Inc.
  (b).......................           4,445        108,236
MBIA, Inc. (a)(b)...........           1,645         20,102
MetLife, Inc. ..............           4,021        242,306
PartnerRe, Ltd. (b).........             191         14,573
Philadelphia Consolidated
  Holding Co. (a)(b)........             358         11,528
Principal Financial Group,
  Inc. (b)..................           2,989        166,547
ProAssurance Corp. (a)(b)...           1,306         70,302
Prudential Financial, Inc.
  (b).......................           4,583        358,620
Reinsurance Group America,
  Inc. (b)..................             358         19,490
RenaissanceRe Holdings, Ltd.
  (b).......................             657         34,105
SAFECO Corp. (b)............           1,645         72,183
Selective Insurance Group,
  Inc. (b)..................           2,914         69,586
The Allstate Corp. .........           5,801        278,796
The Hanover Insurance Group,
  Inc. (b)..................           1,067         43,896
The Phoenix Cos., Inc. (b)..           4,328         52,845
The Progressive Corp. (b)...           6,051         97,240
The Travelers Cos., Inc. ...           5,734        274,372
Torchmark Corp. (b).........             433         26,028
Transatlantic Holdings, Inc.
  (b).......................             218         14,464
Unum Group..................           4,132         90,945
WR Berkley Corp. ...........             544         15,063
XL Capital, Ltd. (Class A)
  (b).......................           1,041         30,762
                                               ------------
                                                  5,674,201
                                               ------------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)(b).....           3,341        238,213
Expedia, Inc. (a)(b)........           2,658         58,184
IAC / InterActiveCorp (a)...           2,658         55,180
Liberty Media Holding
  Corp. -- Interactive
  (Series A) (a)(b).........           6,071         97,986
                                               ------------
                                                    449,563
                                               ------------
INTERNET SOFTWARE & SERVICES -- 1.4%
Akamai Technologies, Inc.
  (a)(b)....................           2,550         71,808
Art Technology Group, Inc.
  (a)(b)....................           3,455         13,405
EarthLink, Inc. (a)(b)......           4,694         35,440
eBay, Inc. (a)(b)...........           9,443        281,779
EDGAR Online, Inc. (a)(b)...             360            889
Equinix, Inc. (a)(b)........             114          7,580
Google, Inc. (Class A)
  (a)(b)....................           2,104        926,749
Internap Network Services
  Corp. (a)(b)..............           2,782         13,799
Local.com Corp. (a)(b)......           2,977         12,176
Move, Inc. (a)(b)...........           1,072          3,302
NaviSite, Inc. (a)(b).......           4,050          8,950
Quepasa Corp. (a)(b)........           3,695          9,348
Terremark Worldwide, Inc.
  (a)(b)....................           1,956         10,719
VeriSign, Inc. (a)(b).......           2,747         91,310
Websense, Inc. (a)(b).......             433          8,119
Yahoo!, Inc. (a)............          10,327        298,760
                                               ------------
                                                  1,794,133
                                               ------------
IT SERVICES -- 1.2%
Accenture, Ltd. (Class A)...           3,899        137,128
Affiliated Computer
  Services, Inc. (a)(b).....           1,417         71,006
Alliance Data Systems Corp.
  (a)(b)....................             624         29,646
Applied Digital Solutions,
  Inc. (a)..................           7,673          5,083

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Automatic Data Processing,
  Inc. (b)..................           5,081   $    215,384
Broadridge Financial
  Solutions, Inc. ..........           1,269         22,334
Cognizant Technology
  Solutions Corp. (a)(b)....           3,201         92,285
Computer Sciences Corp.
  (a)(b)....................           2,081         84,884
Electronic Data Systems
  Corp. ....................           5,659         94,222
Fidelity National
  Information Services, Inc.
  (b).......................           2,733        104,237
Fiserv, Inc. (a)............           2,221        106,808
Iron Mountain, Inc. (a)(b)..           2,941         77,760
Mastercard, Inc. (b)........             748        166,796
Metavante Technologies, Inc.
  (a)(b)....................             318          6,357
Paychex, Inc. (b)...........           3,544        121,417
The Western Union Co. (b)...           6,049        128,662
Total System Services,
  Inc. .....................             421          9,961
Unisys Corp. (a)............           5,864         25,978
                                               ------------
                                                  1,499,948
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Brunswick Corp. (b).........           1,580         25,233
Eastman Kodak Co. (b).......           3,311         58,505
Hasbro, Inc. (b)............           3,191         89,029
Mattel, Inc. ...............           5,030        100,097
Pool Corp. (b)..............           1,521         28,732
                                               ------------
                                                    301,596
                                               ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.7%
Affymetrix, Inc. (a)(b).....           1,033         17,985
AMAG Pharmaceuticals, Inc.
  (a)(b)....................             190          7,682
Applera Corp. -- Applied
  Biosystems Group..........           3,426        112,578
Charles River Laboratories
  International, Inc.
  (a)(b)....................             596         35,128
Covance, Inc. (a)(b)........             475         39,411
Invitrogen Corp. (a)(b).....             986         84,273
Medivation, Inc. (a)(b).....           2,381         33,882
Millipore Corp. (a)(b)......           1,044         70,376
Nektar Therapeutics (a)(b)..             714          4,955
PerkinElmer, Inc. ..........           2,713         65,790
Pure Bioscience (a)(b)......           8,337         50,856
Sequenom, Inc. (a)(b).......           2,623         17,049
Techne Corp. (a)............             946         63,723
Thermo Fisher Scientific,
  Inc. (a)(b)...............           3,570        202,919
Waters Corp. (a)(b).........           1,402         78,091
                                               ------------
                                                    884,698
                                               ------------
MACHINERY -- 2.4%
AGCO Corp. (a)(b)...........             228         13,653
Caterpillar, Inc. (b).......           5,934        464,573
CLARCOR, Inc. (b)...........             475         16,886
Crane Co. (b)...............             475         19,166
Cummins, Inc. (b)...........           1,412         66,110
Danaher Corp. (b)...........           2,151        163,541
Deere & Co. ................           4,611        370,909
Donaldson Co., Inc. (b).....             431         17,361
Dover Corp. ................           1,696         70,859
Eaton Corp. ................           1,618        128,906
Federal Signal Corp. (b)....           3,388         47,296
Harsco Corp. (b)............           2,081        115,246
IDEX Corp. (b)..............           2,763         84,796
Illinois Tool Works, Inc.
  (b).......................           4,305        207,630
Ingersoll-Rand Co., Ltd.
  (Class A) (b).............           3,440        153,355
ITT Corp. (b)...............           2,116        109,630
Joy Global, Inc. ...........           2,240        145,958
Lincoln Electric Holdings,
  Inc. (b)..................             358         23,087
Oshkosh Truck Corp. (b).....             596         21,623
PACCAR, Inc. ...............           4,135        186,075
Pall Corp. .................           2,680         93,988
Parker-Hannifin Corp. (b)...           2,154        149,208
Pentair, Inc. (b)...........           1,565         49,924
SPX Corp. (b)...............             955        100,179
Terex Corp. (a)(b)..........             852         53,250
The Manitowoc Co., Inc.
  (b).......................           1,179         48,103
The Timken Co. .............           2,275         67,613
Watts Water Technologies,
  Inc. (b)..................           1,616         45,296
                                               ------------
                                                  3,034,221
                                               ------------
MEDIA -- 3.0%
Cablevision Systems Corp.
  (Class A) (a)(b)..........           2,646         56,704
CBS Corp. (b)...............           6,498        143,476
Charter Communications, Inc.
  (a)(b)....................           5,717          4,871
Citadel Broadcasting Corp.
  (b).......................           1,333          2,213
Clear Channel
  Communications, Inc. (b)..           5,085        148,584
Comcast Corp. (Class A)
  (b).......................          28,354        548,366
Discovery Holding Co. (Class
  A) (a)(b).................           2,643         56,084
DISH Network Corp. (Class A)
  (a)(b)....................           2,977         85,529
EW Scripps Co. (b)..........             714         29,995
Gannett Co., Inc. (b).......           2,039         59,233
Getty Images, Inc. (a)(b)...             746         23,872
Idearc, Inc. (b)............           1,163          4,233
Journal Communications, Inc.
  (b).......................           3,467         25,586
Knology, Inc. (a)(b)........           2,381         30,834
Lamar Advertising Co.
  (a)(b)....................           1,194         42,900
Liberty Global, Inc. (Series
  A) (a)(b).................           3,959        134,923
Liberty Media
  Corp. -- Capital (Series
  A) (a)(b).................           1,215         19,124
Liberty Media
  Corp. -- Entertainment
  (Series A) (a)............           4,862        110,076
Live Nation, Inc. (a)(b)....             662          8,030
Lodgenet Entertainment Corp.
  (a)(b)....................             165          1,005
McClatchy Co. (Class A)
  (b).......................             228          2,440
News Corp. (Class A) (b)....          20,996        393,675
Omnicom Group, Inc. ........           3,501        154,674
R.H. Donnelley Corp.
  (a)(b)....................             386          1,953
Sirius Satellite Radio, Inc.
  (a)(b)....................          12,124         34,675
The DIRECTV Group, Inc.
  (a)(b)....................           9,585        237,612
The Interpublic Group of
  Cos., Inc. (a)(b).........           5,542         46,608
The McGraw-Hill Cos., Inc.
  (b).......................           3,660        135,237
The New York Times Co.
  (Class A) (b).............           1,103         20,825
The Walt Disney Co. (b).....          15,852        497,436
Time Warner, Inc. ..........          35,313        495,088
Viacom, Inc. (a)(b).........           5,928        234,867
Virgin Media, Inc. (b)......           2,668         37,539
XM Satellite Radio Holdings,
  Inc. (Class A) (a)(b).....           2,719         31,595
                                               ------------
                                                  3,859,862
                                               ------------

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
METALS & MINING -- 1.3%
AK Steel Holding Corp.
  (a)(b)....................             882   $     47,998
Alcoa, Inc. ................           8,097        291,978
Allegheny Technologies, Inc.
  (b).......................             946         67,507
Cleveland-Cliffs, Inc. (b)..             207         24,803
Commercial Metals Co. (b)...             228          6,833
Esmark, Inc. (a)(b).........               8             90
Freeport-McMoRan Copper &
  Gold, Inc. (b)............           4,106        395,079
Metalline Mining, Inc.
  (a)(b)....................           7,267         14,098
Newmont Mining Corp. (b)....           5,496        248,969
Nucor Corp. ................           3,248        220,020
Quanex Corp. (b)............             358         18,523
Southern Copper Corp. (b)...             652         67,697
Steel Dynamics, Inc. (b)....           1,512         49,957
Titanium Metals Corp. (b)...           1,195         17,985
United States Steel Corp. ..           1,452        184,215
Worthington Industries, Inc.
  (b).......................             544          9,177
                                               ------------
                                                  1,664,929
                                               ------------
MULTI-UTILITIES -- 1.0%
Ameren Corp. (b)............           1,905         83,896
CMS Energy Corp. (b)........           3,760         50,911
Consolidated Edison, Inc.
  (b).......................           2,427         96,352
Dominion Resources, Inc.
  (b).......................           5,663        231,277
DTE Energy Co. (b)..........             954         37,101
Energy East Corp. (b).......           3,082         74,338
NiSource, Inc. (b)..........           1,192         20,550
PG&E Corp. (b)..............           4,104        151,109
PNM Resources, Inc. (b).....             475          5,923
Public Service Enterprise
  Group, Inc. (b)...........           4,130        165,985
Puget Energy, Inc. .........           1,028         26,594
Sempra Energy...............           2,207        117,589
TECO Energy, Inc. (b).......           3,972         63,354
Wisconsin Energy Corp. (b)..             870         38,271
Xcel Energy, Inc. (b).......           5,239        104,518
                                               ------------
                                                  1,267,768
                                               ------------
MULTILINE RETAIL -- 0.8%
Big Lots, Inc. (a)(b).......           3,213         71,650
Dillard's, Inc. (Class A)...             596         10,257
Dollar Tree Stores, Inc.
  (a).......................           2,114         58,325
Family Dollar Stores, Inc.
  (b).......................           2,287         44,597
J. C. Penney Co., Inc. (b)..           2,560         96,538
Kohl's Corp. (a)(b).........           2,893        124,081
Macy's, Inc. (b)............           5,373        123,901
Nordstrom, Inc. (b).........           2,570         83,782
Sears Holdings Corp.
  (a)(b)....................             858         87,593
Target Corp. ...............           6,634        336,211
                                               ------------
                                                  1,036,935
                                               ------------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (b).............           8,998        134,700
Zebra Technologies Corp.
  (Class A) (a)(b)..........           1,099         36,619
                                               ------------
                                                    171,319
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 10.0%
Abraxas Petroleum Corp.
  (a).......................           3,574         11,794
Anadarko Petroleum Corp. ...           4,675        294,665
Apache Corp. ...............           2,942        355,452
Arch Coal, Inc. ............           1,910         83,085
ATP Oil & Gas Corp. (a)(b)..             200          6,544
Blue Dolphin Energy Co.
  (a)(b)....................           9,410         14,115
Cano Petroleum, Inc. (a)....           3,574         16,726
Cheniere Energy, Inc.
  (a)(b)....................             571         11,306
Chesapeake Energy Corp.
  (b).......................           4,276        197,337
Chevron Corp. ..............          18,991      1,621,072
ConocoPhillips..............          13,425      1,023,119
CONSOL Energy, Inc. (b).....           2,557        176,919
Cross Timbers Royalty Trust
  (b).......................           1,493         73,232
Crosstex Energy LP..........           1,390         42,729
Delta Petroleum Corp.
  (a)(b)....................             685         15,440
Denbury Resources, Inc.
  (a)(b)....................           6,159        175,839
Devon Energy Corp. (b)......           4,575        477,310
Dune Energy, Inc. (a)(b)....           2,739          4,930
El Paso Corp. (b)...........           7,708        128,261
Encore Acquisition Co.
  (a)(b)....................             358         14,420
Energy Transfer Partners
  LP........................             520         23,748
Enterprise Products Partners
  LP........................           3,150         93,555
EOG Resources, Inc. ........           2,435        292,200
Exxon Mobil Corp. ..........          50,307      4,254,966
Forest Oil Corp. (a)(b).....             475         23,256
Frontier Oil Corp. .........             228          6,215
Gasco Energy, Inc. (a)......           6,077         14,828
Hess Corp. (b)..............           2,256        198,934
Holly Corp. (b).............             475         20,620
Houston Amern Energy Corp.
  (b).......................           4,887         20,330
Hugoton Royalty Trust.......             224          6,178
Kinder Morgan Energy
  Partners LP...............           1,036         56,659
Marathon Oil Corp. .........           7,076        322,666
Massey Energy Co. (b).......           1,367         49,896
Murphy Oil Corp. (b)........           1,882        154,587
Newfield Exploration Co.
  (a)(b)....................           1,014         53,590
Noble Energy, Inc. (b)......           2,018        146,910
Occidental Petroleum Corp.
  (b).......................           7,347        537,580
ONEOK Partners LP (b).......             440         25,300
Patriot Coal Corp. (a)(b)...             225         10,568
Peabody Energy Corp. (b)....           2,373        121,023
Petrohawk Energy Corp.
  (a)(b)....................           1,210         24,406
Pioneer Natural Resources
  Co. (b)...................           1,783         87,581
Plains All American Pipeline
  LP........................           1,593         75,731
Plains Exploration &
  Production Co. (a)(b).....           1,625         86,353
Range Resources Corp. ......           2,908        184,513
Southwestern Energy Co.
  (a)(b)....................           2,198         74,051
Spectra Energy Corp. (b)....           4,565        103,854
St. Mary Land & Exploration
  Co. (b)...................           1,882         72,457
Stone Energy Corp. (a)......              15            785
Sunoco, Inc. (b)............           1,550         81,329
Tesoro Corp. (b)............           1,976         59,280
The Williams Cos., Inc. ....           5,701        188,019
Transmeridian Exploration,
  Inc. (a)(b)...............           4,893          4,404
Ultra Petroleum Corp.
  (a)(b)....................           1,169         90,597
Valero Energy Corp. ........           5,528        271,480
Xethanol Corp. (a)..........           5,326          2,130
XTO Energy, Inc. (b)........           4,297        265,812
                                               ------------
                                                 12,850,686
                                               ------------

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
PAPER & FOREST PRODUCTS -- 0.3%
International Paper Co.
  (b).......................           4,813   $    130,914
MeadWestvaco Corp. (b)......           3,142         85,525
Weyerhaeuser Co. (b)........           1,995        129,755
                                               ------------
                                                    346,194
                                               ------------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ........           4,445        175,755
The Estee Lauder Cos., Inc.
  (Class A) (b).............           1,790         82,072
                                               ------------
                                                    257,827
                                               ------------
PHARMACEUTICALS -- 5.0%
Abbott Laboratories (b).....          13,349        736,197
Allergan, Inc. (b)..........           2,791        157,385
Barr Pharmaceuticals, Inc.
  (a)(b)....................           1,205         58,214
Bristol-Myers Squibb Co. ...          17,022        362,569
Cortex Pharmaceuticals, Inc.
  (a)(b)....................           2,145          1,587
Eli Lilly & Co. ............           8,472        437,070
Emisphere Technologies, Inc.
  (a).......................             479            800
Endo Pharmaceuticals
  Holdings, Inc. (a)(b).....           1,113         26,645
Forest Laboratories, Inc.
  (a)(b)....................           3,771        150,878
Johnson & Johnson...........          24,819      1,610,009
King Pharmaceuticals, Inc.
  (a)(b)....................           1,812         15,764
Merck & Co., Inc. ..........          19,448        738,052
Middlebrook Pharmaceuticals,
  Inc. (a)(b)...............           6,074         24,357
Mylan Laboratories, Inc.
  (b).......................           3,628         42,085
Penwest Pharmaceuticals Co.
  (a)(b)....................             318            827
Pfizer, Inc. ...............          64,594      1,351,952
Replidyne, Inc. (a)(b)......           1,429          2,015
Repros Therapeutics, Inc.
  (a)(b)....................           2,144         20,968
Schering-Plough Corp. ......          14,683        211,582
Sciele Pharma, Inc. (a)(b)..             202          3,939
Sepracor, Inc. (a)(b).......           1,279         24,966
Spectrum Pharmaceuticals,
  Inc. (a)(b)...............           1,959          4,956
Watson Pharmaceuticals, Inc.
  (a)(b)....................           1,638         48,026
Wyeth.......................          10,804        451,175
                                               ------------
                                                  6,482,018
                                               ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.1%
Agree Realty Corp. (b)......           2,351         64,535
AMB Property Corp. .........             714         38,856
American Financial Realty
  Trust.....................           4,693         37,262
American Land Lease, Inc. ..           2,062         42,436
Annaly Capital Management,
  Inc. .....................           4,041         61,908
Anthracite Capital, Inc.
  (b).......................           5,955         39,303
Apartment Investment &
  Management Co. (Class A)
  (b).......................           1,167         41,790
Ashford Hospitality Trust,
  Inc. (b)..................           5,248         29,809
Avalonbay Communities, Inc.
  (b).......................             580         55,982
BioMed Realty Trust, Inc.
  (b).......................             944         22,552
Boston Properties, Inc.
  (b).......................             824         75,866
BRE Properties, Inc. (Class
  A) (b)....................             571         26,015
CapitalSource, Inc. (b).....             800          7,736
CBL & Associates Properties,
  Inc. (b)..................             711         16,730
Cedar Shopping Centers, Inc.
  (b).......................           1,598         18,665
Corporate Office Properties
  Trust (b).................           1,949         65,506
Developers Diversified
  Realty Corp. (b)..........           1,208         50,591
Digital Realty Trust, Inc.
  (b).......................             457         16,223
Duke Realty Corp. ..........           1,370         31,250
Equity Residential (b)......           3,296        136,751
Extra Space Storage, Inc.
  (b).......................           1,370         22,180
Friedman, Billings, Ramsey
  Group, Inc. (b)...........           3,945          6,706
General Growth Properties,
  Inc. (b)..................           3,339        127,450
Glimcher Realty Trust (b)...           2,822         33,751
GMH Communities Trust (b)...           3,967         34,433
HCP, Inc. (b)...............           1,306         44,156
Home Properties, Inc. (b)...             228         10,942
Hospitality Properties Trust
  (b).......................             803         27,318
Host Hotels & Resorts,
  Inc. .....................           6,549        104,260
Investors Real Estate Trust
  (b).......................           6,566         64,215
iStar Financial, Inc. (b)...             431          6,047
Kimco Realty Corp. (b)......           1,182         46,299
Kite Realty Group Trust
  (b).......................             343          4,802
LaSalle Hotel Properties
  (b).......................           2,200         63,206
Lexington Realty Trust (b)..           1,256         18,099
Liberty Property Trust......             187          5,818
Maguire Properties, Inc.
  (b).......................             457          6,540
National Retail Properties,
  Inc. .....................           4,773        105,245
Nationwide Health
  Properties, Inc. (b)......             824         27,810
Pennsylvania Real Estate
  Investment Trust (b)......           1,880         45,853
Plum Creek Timber Co., Inc.
  (b).......................           2,965        120,675
Post Properties, Inc. (b)...             358         13,826
ProLogis (b)................           3,013        177,345
Public Storage (b)..........             585         51,843
Ramco-Gershenson Properties
  Trust (b).................           2,678         56,533
Realty Income Corp. (b).....           1,370         35,099
Senior Housing Properties
  Trust.....................             200          4,740
Simon Property Group, Inc.
  (b).......................           1,996        185,448
Tanger Factory Outlet
  Centers, Inc. (b).........           2,570         98,868
The Macerich Co. ...........             546         38,367
UDR, Inc. (b)...............             613         15,031
Urstadt Biddle Properties
  (Class A) (b).............           3,611         56,801
Ventas, Inc. (b)............           1,086         48,772
Vornado Realty Trust (b)....             533         45,950
Weingarten Realty Investors
  (b).......................           1,073         36,954
                                               ------------
                                                  2,671,148
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)..........           3,655         79,094
Forestar Real Estate Group,
  Inc. (a)(b)...............             506         12,604
Jones Lang LaSalle, Inc. ...             238         18,407
The St. Joe Co. (b).........             879         37,736
                                               ------------
                                                    147,841
                                               ------------
ROAD & RAIL -- 1.1%
Avis Budget Group, Inc.
  (a)(b)....................           1,414         15,017
Burlington Northern Santa Fe
  Corp. (b).................           3,532        325,721
CSX Corp. (b)...............           4,927        276,257
J.B. Hunt Transport
  Services, Inc. (b)........           2,944         92,530
Kansas City Southern
  (a)(b)....................             596         23,906
Landstar Systems, Inc. (b)..           2,151        112,196

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Norfolk Southern Corp. (b)..           4,236   $    230,099
Union Pacific Corp. (b).....           2,140        268,313
YRC Worldwide, Inc. (a)(b)..             932         12,228
                                               ------------
                                                  1,356,267
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.6%
Advanced Micro Devices, Inc.
  (a)(b)....................           5,318         31,323
Altera Corp. (b)............           3,121         57,520
Amkor Technology, Inc.
  (a)(b)....................             476          5,093
Anadigics, Inc. (a)(b)......           1,550         10,168
Analog Devices, Inc. (b)....           3,592        106,036
Applied Materials, Inc.
  (b).......................          15,471        301,839
Atheros Communications, Inc.
  (a)(b)....................             182          3,793
AXT, Inc. (a)...............           5,123         24,437
Broadcom Corp. (Class A)
  (a)(b)....................           4,616         88,950
Conexant Systems, Inc.
  (a)(b)....................           1,908          1,106
Cypress Semiconductor Corp.
  (a).......................           1,446         34,140
FEI Co. (a)(b)..............             237          5,174
Ibis Technology Corp. (a)...           3,097            805
Intel Corp. ................          53,917      1,141,962
International Rectifier
  Corp. (a).................           1,101         23,671
Intersil Corp. (Class A)
  (b).......................           2,901         74,469
KLA-Tencor Corp. (b)........           2,079         77,131
Lam Research Corp. (a)(b)...           1,958         74,835
Linear Technology Corp.
  (b).......................           2,921         89,645
LSI Logic Corp. (a)(b)......           6,169         30,537
Marvell Technology Group,
  Ltd. (a)..................           4,365         47,491
MEMC Electronic Materials,
  Inc. (a)..................           2,763        195,897
Microchip Technology, Inc.
  (b).......................           2,415         79,043
Micron Technology, Inc.
  (a).......................           7,507         44,817
Microsemi Corp. (a)(b)......             596         13,589
MKS Instruments, Inc.
  (a)(b)....................             196          4,194
National Semiconductor Corp.
  (b).......................           3,902         71,485
Neomagic Corp. (a)(b).......           3,455          4,491
Novellus Systems, Inc.
  (a)(b)....................           2,233         47,005
NVIDIA Corp. (a)............           6,204        122,777
OmniVision Technologies,
  Inc. (a)(b)...............             251          4,222
ON Semiconductor Corp.
  (a)(b)....................           2,851         16,194
Rambus, Inc. (a)(b).........           1,178         27,459
Sigma Designs, Inc. (a)(b)..             326          7,390
Sirf Technology Holdings,
  Inc. (a)(b)...............             417          2,123
Teradyne, Inc. (a)(b).......           3,221         40,005
Texas Instruments, Inc.
  (b).......................          13,243        374,380
Xilinx, Inc. (b)............           2,647         62,866
                                               ------------
                                                  3,348,062
                                               ------------
SOFTWARE -- 3.8%
Activision, Inc. (a)........           3,925        107,192
Adobe Systems, Inc. (a).....           6,528        232,331
Authentidate Holding Corp.
  (a).......................           5,003          2,201
Autodesk, Inc. (a)(b).......           2,549         80,243
BEA Systems, Inc. (a)(b)....           6,754        129,339
BMC Software, Inc. (a)(b)...           3,303        107,414
CA, Inc. (b)................           4,425         99,562
Cadence Design Systems, Inc.
  (a)(b)....................           4,539         48,477
Citrix Systems, Inc. (a)....           2,841         83,327
Compuware Corp. (a)(b)......           5,478         40,209
Electronic Arts, Inc. (a)...           2,845        142,022
Intuit, Inc. (a)(b).........           4,276        115,495
Jack Henry & Associates,
  Inc. (b)..................             714         17,614
McAfee, Inc. (a)(b).........           2,186         72,335
Microsoft Corp. ............          78,880      2,238,614
Napster, Inc. (a)(b)........             356            527
NAVTEQ Corp. (a)(b).........           1,517        103,156
Novell, Inc. (a)(b).........           6,704         42,168
Nuance Communications, Inc.
  (a)(b)....................           1,713         29,823
Oracle Corp. (a)............          38,929        761,451
Parametric Technology Corp.
  (a)(b)....................           3,063         48,947
Red Hat, Inc. (a)(b)........           3,295         60,595
Salesforce.com, Inc.
  (a)(b)....................             913         52,835
Smith Micro Software, Inc.
  (a)(b)....................           1,196          7,320
Symantec Corp. (a)(b).......          11,064        183,884
Synopsys, Inc. (a)..........           2,959         67,199
Versant Corp. (a)(b)........           1,522         38,202
                                               ------------
                                                  4,912,482
                                               ------------
SPECIALTY RETAIL -- 1.9%
Abercrombie & Fitch Co.
  (b).......................           1,043         76,285
Advance Auto Parts, Inc.
  (b).......................           1,480         50,394
American Eagle Outfitters,
  Inc. (b)..................           2,602         45,561
AutoNation, Inc. (a)(b).....           3,122         46,736
AutoZone, Inc. (a)(b).......             733         83,438
Bed Bath & Beyond, Inc.
  (a)(b)....................           3,082         90,919
Best Buy Co., Inc. (b)......           3,880        160,865
Borders Group, Inc. (b).....             596          3,499
Chico's FAS, Inc. (a)(b)....           2,038         14,490
Circuit City Stores, Inc.
  (b).......................           3,032         12,067
Dick's Sporting Goods, Inc.
  (a)(b)....................             457         12,239
Foot Locker, Inc. (b).......           2,126         25,023
GameStop Corp. (Class A)
  (a)(b)....................           1,348         69,705
Genesco, Inc. (a)(b)........             229          5,292
Limited Brands, Inc. (b)....           3,611         61,748
Lowe's Cos., Inc. (b).......          12,399        284,433
Mens Wearhouse, Inc. (b)....             475         11,053
O'Reilly Automotive, Inc.
  (a)(b)....................           2,058         58,694
Office Depot, Inc. (a)(b)...           3,657         40,410
PetSmart, Inc. (b)..........           2,150         43,946
RadioShack Corp. (b)........           2,102         34,158
Rent-A-Center, Inc. (a).....             714         13,102
Ross Stores, Inc. (b).......           2,070         62,017
Staples, Inc. (b)...........           6,924        153,090
The Gap, Inc. (b)...........           5,888        115,876
The Home Depot, Inc. (b)....          18,938        529,696
The Sherwin-Williams Co.
  (b).......................             433         22,100
The TJX Cos., Inc. (b)......           3,758        124,277
Tiffany & Co. (b)...........           1,782         74,559
Urban Outfitters, Inc.
  (a)(b)....................           1,678         52,605
Williams-Sonoma, Inc. (b)...           1,305         31,633
Zale Corp. (a)(b)...........             433          8,556
                                               ------------
                                                  2,418,466
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
Coach, Inc. (a).............           4,012        120,962
CROCS, Inc. (a)(b)..........           1,075         18,780
Hanesbrands, Inc. (a)(b)....             990         28,908
Iconix Brand Group, Inc.
  (a)(b)....................             426          7,391
Jones Apparel Group, Inc.
  (b).......................           2,193         29,430
Liz Claiborne, Inc. (b).....           1,840         33,396
NIKE, Inc. (Class B) (b)....           3,411        231,948
Quiksilver, Inc. (a)(b).....           3,175         31,147
V. F. Corp. ................             326         25,268
Wolverine World Wide, Inc.
  (b).......................           2,288         66,375
                                               ------------
                                                    593,605
                                               ------------

SPDR DJ WILSHIRE TOTAL MARKET ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
THRIFTS & MORTGAGE FINANCE -- 0.7%
Astoria Financial Corp.
  (b).......................             836   $     22,706
Berkshire Hills Bancorp,
  Inc. (b)..................           1,595         40,178
Countrywide Financial Corp.
  (b).......................           5,196         28,578
Fannie Mae (b)..............           8,798        231,563
Freddie Mac.................           6,181        156,503
Guaranty Financial Group,
  Inc. (a)..................             506          5,374
Hudson City Bancorp, Inc. ..           2,026         35,820
MGIC Investment Corp. (b)...           1,275         13,426
New York Community Bancorp,
  Inc. (b)..................           1,300         23,686
NewAlliance Bancshares, Inc.
  (b).......................           5,487         67,271
OceanFirst Financial Corp.
  (b).......................           2,999         52,452
People's United Financial,
  Inc. (b)..................           4,644         80,388
Radian Group, Inc. .........           1,501          9,861
Sovereign Bancorp, Inc.
  (b).......................           3,738         34,838
TrustCo Bank Corp. NY (b)...           5,508         48,966
Washington Mutual, Inc.
  (b).......................           7,406         76,282
                                               ------------
                                                    927,892
                                               ------------
TOBACCO -- 1.2%
Altria Group, Inc. .........          18,744        416,117
Loews Corp.-Carolina Group
  (b).......................             358         25,973
Philip Morris International,
  Inc. (a)..................          18,744        948,071
Reynolds American, Inc.
  (b).......................           1,921        113,397
UST, Inc. ..................           1,793         97,754
                                               ------------
                                                  1,601,312
                                               ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
Fastenal Co. (b)............           2,244        103,067
Kaman Corp. (Class A) (b)...           2,809         79,467
W.W. Grainger, Inc. (b).....             326         24,903
                                               ------------
                                                    207,437
                                               ------------
TRANSPORTATION INFRASTRUCTURE -- 0.0% (d)
Macquarie Infrastructure Co.
  LLC (b)...................             267          7,778
                                               ------------
WATER UTILITIES -- 0.1%
Aqua America, Inc. (b)......           1,072         20,132
Middlesex Water Co. (b).....           3,692         67,047
                                               ------------
                                                     87,179
                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
American Tower Corp. (Class
  A) (a)....................           4,206        164,917
Crown Castle International
  Corp. (a)(b)..............           3,249        112,058
FiberTower Corp. (a)(b).....           2,738          4,819
Goamerica, Inc. (a)(b)......           2,024         13,156
Leap Wireless International,
  Inc. (a)(b)...............             358         16,683
MetroPCS Communications,
  Inc. (a)(b)...............           1,484         25,228
NII Holdings, Inc. (a)(b)...           1,800         57,204
Rural Cellular Corp.
  (a)(b)....................             221          9,775
SBA Communications Corp.
  (a)(b)....................           1,350         40,270
Sprint Nextel Corp. (b).....          21,461        143,574
Telephone & Data Systems,
  Inc. .....................           1,393         54,703
                                               ------------
                                                    642,387
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $119,077,183).......                    128,681,008
                                               ------------
SHORT TERM INVESTMENTS -- 23.9%
MONEY MARKET FUNDS -- 23.9%
STIC Prime Portfolio
  (Cost $564,683)...........         564,683        564,683
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $30,202,489)
  (e)(f)....................      30,202,489     30,202,489
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $30,767,172)........                     30,767,172
                                               ------------
TOTAL INVESTMENTS -- 123.7%
  (Cost $149,844,355).......                    159,448,180
OTHER ASSETS AND
  LIABILITIES -- (23.7)%....                    (30,539,576)
                                               ------------
NET ASSETS -- 100.0%........                   $128,908,604
                                               ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2008.
(c) Affiliated issuer. See table below for more information.
(d) Amount shown represents less than 0.05% of net assets.
(e) Investment of cash collateral for securities loaned.
(f) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

                                        SHARES
                                    PURCHASED FOR   SHARES SOLD
                          NUMBER       THE NINE       FOR THE       NUMBER
                        OF SHARES       MONTHS      NINE MONTHS   OF SHARES
                         HELD AT        ENDED          ENDED       HELD AT
SECURITY DESCRIPTION     6/30/07       3/31/08        3/31/08      3/31/08
--------------------    ---------   -------------   -----------   ---------
State Street Corp. ..     2,474          818            124         3,168



                        INCOME   REALIZED GAIN
                        EARNED     ON SHARES
                       FOR THE    SOLD DURING
                         NINE       THE NINE
                        MONTHS       MONTHS
                        ENDED        ENDED       MARKET VALUE
SECURITY DESCRIPTION   3/31/08      3/31/08       AT 3/31/08
--------------------   -------   -------------   ------------
State Street Corp. ..   $1,898       $2,802        $250,272

SPDR(R) DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 2.5%
Alliant Techsystems, Inc.
  (a)(b)......................             26   $     2,692
Boeing Co. (b)................            488        36,293
General Dynamics Corp. .......            244        20,342
Goodrich Corp. (b)............             94         5,406
Honeywell International,
  Inc. .......................            495        27,928
L-3 Communications Holdings,
  Inc. (b)....................             86         9,403
Lockheed Martin Corp. ........            231        22,938
Northrop Grumman Corp. .......            231        17,974
Precision Castparts Corp. ....            101        10,310
Raytheon Co. .................            310        20,029
Rockwell Collins, Inc. .......            121         6,915
Spirit Aerosystems Holdings,
  Inc. (a)(b).................             70         1,553
United Technologies Corp.
  (b).........................            647        44,527
                                                -----------
                                                    226,310
                                                -----------
AIR FREIGHT & LOGISTICS -- 0.8%
C.H. Robinson Worldwide,
  Inc. .......................            126         6,854
Expeditors International
  Washington, Inc. ...........            148         6,687
FedEx Corp. (b)...............            207        19,183
United Parcel Service, Inc.
  (Class B) (b)...............            494        36,072
                                                -----------
                                                     68,796
                                                -----------
AIRLINES -- 0.1%
AMR Corp. (a)(b)..............            156         1,407
Delta Air Lines, Inc. (a)(b)..            194         1,668
Northwest Airlines Corp.
  (a)(b)......................            140         1,259
Southwest Airlines Co. (b)....            554         6,869
UAL Corp. (a)(b)..............             90         1,938
                                                -----------
                                                     13,141
                                                -----------
AUTO COMPONENTS -- 0.3%
BorgWarner, Inc. (b)..........             78         3,356
Johnson Controls, Inc. (b)....            429        14,500
The Goodyear Tire & Rubber Co.
  (a)(b)......................            153         3,947
WABCO Holdings, Inc. (b)......             41         1,871
                                                -----------
                                                     23,674
                                                -----------
AUTOMOBILES -- 0.2%
Ford Motor Co. (a)(b).........          1,472         8,420
General Motors Corp. (b)......            343         6,534
Harley-Davidson, Inc. (b).....            169         6,337
                                                -----------
                                                     21,291
                                                -----------
BEVERAGES -- 2.4%
Anheuser-Busch Cos., Inc.
  (b).........................            524        24,864
Brown-Forman Corp. (b)........             53         3,510
Coca-Cola Enterprises, Inc.
  (b).........................            213         5,155
Constellation Brands, Inc.
  (Class A) (a)...............            133         2,350
Hansen Natural Corp. (a)(b)...             45         1,588
Molson Coors Brewing Co. .....            105         5,520
PepsiCo, Inc. ................          1,157        83,535
The Coca-Cola Co. (b).........          1,525        92,827
The Pepsi Bottling Group, Inc.
  (b).........................             86         2,916
                                                -----------
                                                    222,265
                                                -----------
BIOTECHNOLOGY -- 1.7%
Abraxis Bioscience, Inc. (a)..              3           177
Amgen, Inc. (a)...............            785        32,797
Amylin Pharmaceuticals, Inc.
  (a)(b)......................            100         2,921
Biogen Idec, Inc. (a)(b)......            202        12,461
BioMarin Pharmaceutical, Inc.
  (a)(b)......................             62         2,193
Celgene Corp. (a)(b)..........            286        17,529
Cephalon, Inc. (a)(b).........             53         3,413
Genentech, Inc. (a)(b)........            336        27,277
Genzyme Corp. (a)(b)..........            185        13,790
Gilead Sciences, Inc. (a)(b)..            673        34,680
Millennium Pharmaceuticals,
  Inc. (a)(b).................            212         3,278
Vertex Pharmaceuticals, Inc.
  (a)(b)......................            107         2,556
                                                -----------
                                                    153,072
                                                -----------
BUILDING PRODUCTS -- 0.1%
Masco Corp. (b)...............            272         5,394
Trane, Inc. ..................            123         5,646
USG Corp. (a)(b)..............             53         1,951
                                                -----------
                                                     12,991
                                                -----------
CAPITAL MARKETS -- 2.8%
AllianceBernstein Holding LP
  (b).........................             19         1,204
Ameriprise Financial, Inc.
  (b).........................            168         8,711
BlackRock, Inc. (b)...........             14         2,858
Eaton Vance Corp. (b).........             95         2,898
Federated Investors, Inc.
  (b).........................             67         2,624
Fortress Investment Group LLC
  (Class A) (b)...............             28           344
Franklin Resources, Inc. (b)..            113        10,960
GLG Partners, Inc. (a)(b).....            172         2,042
Invesco, Ltd. ................            293         7,137
Janus Capital Group, Inc. ....            125         2,909
Legg Mason, Inc. .............             96         5,374
Lehman Brothers Holdings, Inc.
  (b).........................            385        14,491
Merrill Lynch & Co., Inc.
  (b).........................            650        26,481
Morgan Stanley (b)............            718        32,813
Northern Trust Corp. .........            141         9,372
Och-Ziff Capital Management
  Group LLC (b)...............             43           903
SEI Investments Co. (b).......             98         2,420
State Street Corp. (b)(c).....            275        21,725
T. Rowe Price Group, Inc.
  (b).........................            190         9,500
TD Ameritrade Holding Corp.
  (a)(b)......................            174         2,873
The Bank of New York Mellon
  Corp. ......................            813        33,926
The Blackstone Group LP (b)...             94         1,493
The Charles Schwab Corp. (b)..            668        12,578
The Goldman Sachs Group,
  Inc. .......................            258        42,671
                                                -----------
                                                    258,307
                                                -----------
CHEMICALS -- 2.1%
Air Products & Chemicals, Inc.
  (b).........................            147        13,524
Airgas, Inc. (b)..............             46         2,092
Albemarle Corp. ..............             49         1,789
Ashland, Inc. ................             40         1,892
Celanese Corp. ...............            108         4,217
CF Industries Holdings, Inc.
  (b).........................             34         3,523
E. I. du Pont de Nemours & Co.
  (b).........................            642        30,020
Eastman Chemical Co. (b)......             60         3,747
Ecolab, Inc. .................            127         5,516
FMC Corp. (b).................             48         2,664
Huntsman Corp. ...............             63         1,484
International Flavors &
  Fragrances, Inc. (b)........             59         2,599
Lubrizol Corp. (b)............             45         2,498

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Monsanto Co. (b)..............            389   $    43,373
PPG Industries, Inc. .........            117         7,080
Praxair, Inc. (b).............            224        18,867
Rohm & Haas Co. (b)...........            105         5,678
Sigma-Aldrich Corp. (b).......             76         4,533
Terra Industries, Inc.
  (a)(b)......................             58         2,061
The Dow Chemical Co. (b)......            674        24,837
The Mosaic Co. (a)............            105        10,773
                                                -----------
                                                    192,767
                                                -----------
COMMERCIAL BANKS -- 2.7%
Associated Bancorp (b)........             79         2,104
BB&T Corp. (b)................            401        12,856
City National Corp. (b).......             31         1,533
Comerica, Inc. (b)............            111         3,894
Commerce Bancshares, Inc.
  (b).........................             58         2,438
Fifth Third Bancorp (b).......            359         7,510
Huntington Bancshares, Inc.
  (b).........................            242         2,602
Keycorp (b)...................            282         6,190
M&T Bank Corp. (b)............             57         4,587
Marshall & Ilsley Corp. (b)...            172         3,990
National City Corp. (b).......            425         4,229
PNC Financial Services Group,
  Inc. .......................            246        16,130
Popular, Inc. (b).............            167         1,947
Regions Financial Corp. (b)...            514        10,151
SunTrust Banks, Inc. (b)......            248        13,675
Synovus Financial Corp. (b)...            201         2,223
TCF Financial Corp. (b).......             89         1,595
U.S. Bancorp (b)..............          1,240        40,126
UnionBanCal Corp. (b).........             39         1,914
Wachovia Corp. (b)............          1,418        38,286
Wells Fargo & Co. (b).........          2,306        67,105
Zions Bancorp (b).............             72         3,280
                                                -----------
                                                    248,365
                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.6%
Allied Waste Industries, Inc.
  (a)(b)......................            199         2,151
Avery Dennison Corp. .........             64         3,152
ChoicePoint, Inc. (a).........             44         2,094
Cintas Corp. (b)..............            101         2,883
Covanta Holding Corp. (a)(b)..             69         1,898
Dun & Bradstreet Corp. (b)....             43         3,499
Equifax, Inc. (b).............             86         2,965
IHS, Inc. (Class A) (a)(b)....             19         1,222
Manpower, Inc. (b)............             53         2,982
Monster Worldwide, Inc.
  (a)(b)......................             77         1,864
Pitney Bowes, Inc. (b)........            156         5,463
R.R. Donnelley & Sons Co. ....            150         4,546
Republic Services, Inc. (b)...            124         3,626
Robert Half International,
  Inc. (b)....................            121         3,115
Stericycle, Inc. (a)(b).......             57         2,936
Waste Management, Inc. (b)....            349        11,712
                                                -----------
                                                     56,108
                                                -----------
COMMUNICATIONS EQUIPMENT -- 2.3%
Cisco Systems, Inc. (a)(b)....          4,273       102,937
Corning, Inc. (b).............          1,138        27,358
EchoStar Corp. (Class A)
  (a)(b)......................             30           886
Harris Corp. (b)..............             93         4,513
JDS Uniphase Corp. (a)(b).....            132         1,767
Juniper Networks, Inc.
  (a)(b)......................            372         9,300
Motorola, Inc. ...............          1,596        14,843
QUALCOMM, Inc. (b)............          1,155        47,355
Tellabs, Inc. (a)(b)..........            297         1,619
                                                -----------
                                                    210,578
                                                -----------
COMPUTERS & PERIPHERALS -- 4.1%
Apple, Inc. (a)...............            630        90,405
Dell, Inc. (a)(b).............          1,410        28,087
EMC Corp. (a)(b)..............          1,499        21,496
Hewlett-Packard Co. (b).......          1,853        84,608
International Business
  Machines Corp. .............            979       112,722
Lexmark International, Inc.
  (a).........................             73         2,243
NCR Corp. (a)(b)..............            128         2,922
NetApp, Inc. (a)(b)...........            251         5,032
SanDisk Corp. (a)(b)..........            165         3,724
Seagate Technology (b)........            383         8,020
Sun Microsystems, Inc.
  (a)(b)......................            555         8,619
Teradata Corp. (a)............            128         2,824
Western Digital Corp. (a)(b)..            151         4,083
                                                -----------
                                                    374,785
                                                -----------
CONSTRUCTION & ENGINEERING -- 0.3%
Fluor Corp. (b)...............             63         8,893
Foster Wheeler, Ltd. (a)......            102         5,775
Jacobs Engineering Group, Inc.
  (a)(b)......................             87         6,403
KBR, Inc. (b).................            114         3,161
Quanta Services, Inc. (a)(b)..            112         2,595
The Shaw Group, Inc. (a)(b)...             51         2,404
URS Corp. (a)(b)..............             50         1,635
                                                -----------
                                                     30,866
                                                -----------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials,
  Inc. (b)....................             31         3,291
Vulcan Materials Co. (b)......             69         4,582
                                                -----------
                                                      7,873
                                                -----------
CONSUMER FINANCE -- 0.6%
American Express Co. .........            742        32,440
Capital One Financial Corp.
  (b).........................            263        12,945
Discover Financial Services
  (b).........................            298         4,878
SLM Corp. (a)(b)..............            370         5,680
                                                -----------
                                                     55,943
                                                -----------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. (b)................             75         3,445
Bemis Co., Inc. (b)...........             76         1,933
Crown Holdings, Inc. (a)......            113         2,843
Owens-Illinois, Inc. (a)......            105         5,925
Pactiv Corp. (a)(b)...........             93         2,438
Sealed Air Corp. (b)..........            114         2,879
Sonoco Products Co. (b).......             69         1,975
                                                -----------
                                                     21,438
                                                -----------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ............            117         4,706
                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 0.1%
Apollo Group, Inc. (a)(b).....             96         4,147
H&R Block, Inc. (b)...........            213         4,422
ITT Educational Services, Inc.
  (a).........................             26         1,194
Weight Watchers International,
  Inc. (b)....................             30         1,390
                                                -----------
                                                     11,153
                                                -----------

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
DIVERSIFIED FINANCIAL SERVICES -- 3.9%
Bank of America Corp. ........          3,225   $   122,260
CIT Group, Inc. (b)...........            137         1,623
Citigroup, Inc. ..............          3,712        79,511
CME Group, Inc. ..............             39        18,295
Intercontinental Exchange,
  Inc. (a)(b).................             49         6,395
JPMorgan Chase & Co. (b)......          2,425       104,154
Leucadia National Corp. (b)...            112         5,065
Moody's Corp. (b).............            168         5,851
Nymex Holdings, Inc. (b)......             44         3,988
NYSE Euronext.................            157         9,688
The Nasdaq OMX Group, Inc.
  (a)(b)......................             94         3,634
                                                -----------
                                                    360,464
                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 2.9%
AT&T, Inc. ...................          4,329       165,800
CenturyTel, Inc. (b)..........             83         2,759
Citizens Communications Co.
  (b).........................            224         2,350
Embarq Corp. (b)..............            111         4,451
Level 3 Communications, Inc.
  (a)(b)......................          1,161         2,461
Qwest Communications
  International, Inc. (a)(b)..          1,072         4,856
Verizon Communications,
  Inc. .......................          2,093        76,290
Windstream Corp. (b)..........            326   $     3,896
                                                -----------
                                                    262,863
                                                -----------
ELECTRIC UTILITIES -- 2.0%
Allegheny Energy, Inc. (b)....            125         6,313
American Electric Power Co.,
  Inc. (b)....................            285        11,865
DPL, Inc. (b).................             79         2,026
Duke Energy Corp. (b).........            905        16,154
Edison International (b)......            216        10,588
Entergy Corp. (b).............            140        15,271
Exelon Corp. (b)..............            471        38,278
FirstEnergy Corp. ............            218        14,959
FPL Group, Inc. ..............            268        16,814
Northeast Utilities (b).......            107         2,626
Pepco Holdings, Inc. (b)......            127         3,139
Pinnacle West Capital Corp.
  (b).........................             64         2,245
PPL Corp. (b).................            263        12,077
Progress Energy, Inc. (b).....            193         8,048
The Southern Co. (b)..........            544        19,372
                                                -----------
                                                    179,775
                                                -----------
ELECTRICAL EQUIPMENT -- 0.6%
AMETEK, Inc. (b)..............             71         3,117
Cooper Industries, Ltd. ......            151         6,063
Emerson Electric Co. (b)......            568        29,229
First Solar, Inc. (a)(b)......             26         6,010
Hubbell, Inc. (Class B) (b)...             39         1,704
Rockwell Automation, Inc.
  (b).........................             92         5,283
Roper Industries, Inc. (b)....             60         3,566
SunPower Corp. (Class A)
  (a)(b)......................             27         2,012
                                                -----------
                                                     56,984
                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.5%
Agilent Technologies, Inc.
  (a)(b)......................            259         7,726
Amphenol Corp. (Class A) (b)..            124         4,619
Arrow Electronics, Inc.
  (a)(b)......................             90         3,028
Avnet, Inc. (a)...............            102         3,338
Dolby Laboratories, Inc. (a)..             26           943
FLIR Systems, Inc. (a)(b).....             89         2,678
Ingram Micro, Inc. (Class A)
  (a)(b)......................             99         1,567
Jabil Circuit, Inc. (b).......            125         1,183
Mettler-Toledo International,
  Inc. (a)....................             24         2,331
Molex, Inc. (b)...............             91         2,108
Trimble Navigation, Ltd.
  (a)(b)......................             77         2,201
Tyco Electronics, Ltd. (b)....            357        12,252
                                                -----------
                                                     43,974
                                                -----------
ENERGY EQUIPMENT & SERVICES -- 2.8%
Baker Hughes, Inc. ...........            218        14,933
BJ Services Co. ..............            213         6,073
Cameron International Corp.
  (a)(b)......................            156         6,496
Diamond Offshore Drilling,
  Inc. (b)....................             48         5,587
ENSCO International, Inc.
  (b).........................            106         6,638
Exterran Holdings, Inc. (a)...             44         2,840
FMC Technologies, Inc.
  (a)(b)......................             96         5,461
Grant Prideco, Inc. (a).......             91         4,479
Halliburton Co. (b)...........            627        24,660
Helmerich & Payne, Inc. (b)...             64         3,000
Nabors Industries, Ltd.
  (a)(b)......................            209         7,058
National-Oilwell Varco, Inc.
  (a)(b)......................            256        14,945
Noble Corp. ..................            192         9,537
Patterson-UTI Energy, Inc.
  (b).........................            109         2,854
Pride International, Inc.
  (a)(b)......................            120         4,194
Rowan Cos., Inc. (b)..........             74         3,047
Schlumberger, Ltd. (b)........            861        74,907
Smith International, Inc.
  (b).........................            146         9,377
Transocean, Inc. (a)(b).......            225        30,420
Weatherford International,
  Ltd. (a)(b).................            243        17,610
                                                -----------
                                                    254,116
                                                -----------
FOOD & STAPLES RETAILING -- 2.4%
Costco Wholesale Corp. (b)....            313        20,335
CVS Caremark Corp. (b)........          1,023        41,442
Safeway, Inc. (b).............            319         9,363
SUPERVALU, Inc. ..............            148         4,437
Sysco Corp. ..................            434        12,595
The Kroger Co. ...............            468        11,887
Wal-Mart Stores, Inc. (b).....          1,772        93,349
Walgreen Co. .................            707        26,930
Whole Foods Market, Inc. (b)..             98         3,231
                                                -----------
                                                    223,569
                                                -----------
FOOD PRODUCTS -- 1.5%
Archer-Daniels-Midland Co.
  (b).........................            424        17,452
Bunge, Ltd. (b)...............             85         7,385
Campbell Soup Co. ............            169         5,738
ConAgra Foods, Inc. ..........            342         8,191
Dean Foods Co. (b)............             86         1,728
General Mills, Inc. (b).......            233        13,952
H.J. Heinz Co. ...............            220        10,333
Hormel Foods Corp. (b)........             51         2,125
Kellogg Co. (b)...............            180         9,461
Kraft Foods, Inc. (b).........          1,009        31,289
McCormick & Co., Inc. (b).....             92         3,401
Sara Lee Corp. (b)............            538         7,521
Smithfield Foods, Inc.
  (a)(b)......................             77         1,983
The Hershey Co. (b)...........            120         4,520
Tyson Foods, Inc. (Class A)...            193         3,078
Wm. Wrigley Jr. Co. (b).......            159         9,992
                                                -----------
                                                    138,149
                                                -----------

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
GAS UTILITIES -- 0.2%
Energen Corp. (b).............             43   $     2,679
Equitable Resources, Inc. ....             79         4,653
National Fuel Gas Co. (b).....             46         2,172
ONEOK, Inc. ..................             73         3,258
Questar Corp. (b).............            124         7,013
                                                -----------
                                                     19,775
                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.0%
Baxter International, Inc.
  (b).........................            452        26,135
Beckman Coulter, Inc. (b).....             42         2,711
Becton, Dickinson & Co. ......            162        13,908
Boston Scientific Corp.
  (a)(b)......................            994        12,793
C.R. Bard, Inc. (b)...........             72         6,941
Covidien, Ltd. (b)............            357        15,797
Dentsply International, Inc.
  (b).........................             97         3,744
Hill-Rom Holdings, Inc. ......             35         1,673
Hologic, Inc. (a)(b)..........             88         4,893
Hospira, Inc. (a).............            114         4,876
Intuitive Surgical, Inc. (a)..             26         8,433
Kinetic Concepts, Inc.
  (a)(b)......................             32         1,479
Medtronic, Inc. ..............            823        39,808
St. Jude Medical, Inc. (a)....            252        10,884
Stryker Corp. (b).............            222        14,441
Varian Medical Systems, Inc.
  (a)(b)......................             96         4,497
Zimmer Holdings, Inc. (a).....            167        13,002
                                                -----------
                                                    186,015
                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.8%
Aetna, Inc. ..................            356        14,984
AmerisourceBergen Corp. (b)...            115         4,713
Cardinal Health, Inc. (b).....            252        13,233
CIGNA Corp. ..................            202         8,195
Community Health Systems, Inc.
  (a)(b)......................             62         2,081
Coventry Health Care, Inc.
  (a)(b)......................            108         4,358
DaVita, Inc. (a)(b)...........             70         3,343
Express Scripts, Inc. (Class
  A) (a)(b)...................            156        10,034
Health Net, Inc. (a)(b).......             74         2,279
Henry Schein, Inc. (a)(b).....             59         3,387
Humana, Inc. (a)(b)...........            116         5,204
Laboratory Corp. of America
  Holdings (a)(b).............             80         5,894
Lincare Holdings, Inc. (a)....             45         1,265
McKesson Corp. (b)............            211        11,050
Medco Health Solutions, Inc.
  (a)(b)......................            386        16,903
Omnicare, Inc. (b)............             84         1,525
Patterson Cos., Inc. (a)(b)...             84         3,049
Quest Diagnostics, Inc. (b)...            107         4,844
UnitedHealth Group, Inc. (b)..            893        30,684
Universal Health Services,
  Inc. (Class B)..............             41         2,201
WellPoint, Inc. (a)(b)........            384        16,946
                                                -----------
                                                    166,172
                                                -----------
HEALTH CARE TECHNOLOGY 0.0% (d)
Cerner Corp. (a)(b)...........             43         1,603
IMS Health, Inc. .............            121         2,542
                                                -----------
                                                      4,145
                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
Carnival Corp. (b)............            304        12,306
Darden Restaurants, Inc. (b)..             85         2,767
International Game Technology
  (b).........................            222         8,927
Las Vegas Sands Corp. (a)(b)..             72         5,302
Marriott International, Inc.
  (Class A) (b)...............            215         7,387
McDonald's Corp. (b)..........            823        45,899
MGM Mirage, Inc. (a)(b).......             54         3,174
Penn National Gaming, Inc.
  (a)(b)......................             54         2,361
Royal Caribbean Cruises, Ltd.
  (b).........................            102         3,356
Starbucks Corp. (a)(b)........            529         9,257
Starwood Hotels & Resorts
  Worldwide, Inc. (b).........            122         6,314
Wyndham Worldwide Corp. ......            136         2,812
Wynn Resorts, Ltd. ...........             43         4,328
Yum! Brands, Inc. (b).........            335        12,465
                                                -----------
                                                    126,655
                                                -----------
HOUSEHOLD DURABLES -- 0.5%
Black & Decker Corp. (b)......             47         3,107
Centex Corp. (b)..............             78         1,888
D.R. Horton, Inc. (b).........            188         2,961
Fortune Brands, Inc. (b)......            111         7,714
Garmin, Ltd. (b)..............             90         4,861
Harman International
  Industries, Inc. (b)........             46         2,003
Icahn Enterprises LP (b)......              2           165
Leggett & Platt, Inc. (b).....            130         1,983
Lennar Corp. (Class A) (b)....             94         1,768
Mohawk Industries, Inc.
  (a)(b)......................             38         2,721
Newell Rubbermaid, Inc. (b)...            187         4,277
NVR, Inc. (a)(b)..............              4         2,390
Pulte Homes, Inc. (b).........            144         2,095
The Stanley Works (b).........             59         2,810
Toll Brothers, Inc. (a)(b)....             81         1,902
Whirlpool Corp. (b)...........             54         4,686
                                                -----------
                                                     47,331
                                                -----------
HOUSEHOLD PRODUCTS -- 2.4%
Church & Dwight Co., Inc.
  (b).........................             43         2,332
Colgate-Palmolive Co. ........            375        29,216
Energizer Holdings, Inc.
  (a)(b)......................             42         3,800
Kimberly-Clark Corp. .........            307        19,817
Procter & Gamble Co. (b)......          2,207       154,645
The Clorox Co. (b)............             96         5,437
                                                -----------
                                                    215,247
                                                -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.5%
Calpine Corp. (a).............            240         4,421
Constellation Energy Group,
  Inc. (b)....................            132        11,652
Dynegy, Inc. (Class A)
  (a)(b)......................            280         2,209
Mirant Corp. (a)(b)...........            177         6,441
NRG Energy, Inc. (a)(b).......            172         6,706
Reliant Energy, Inc. (a)(b)...            237         5,605
The AES Corp. (a)(b)..........            471         7,852
                                                -----------
                                                     44,886
                                                -----------
INDUSTRIAL CONGLOMERATES -- 3.7%
3M Co. .......................            463        36,646
General Electric Co. .........          7,167       265,251
McDermott International, Inc.
  (a)(b)......................            169         9,265
Textron, Inc. (b).............            177         9,809
Tyco International, Ltd. (b)..            357        15,726
                                                -----------
                                                    336,697
                                                -----------

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
INSURANCE -- 5.3%
ACE, Ltd. (b).................            235   $    12,939
AFLAC, Inc. (b)...............            351        22,797
American International Group,
  Inc. .......................          1,609        69,589
AON Corp. ....................            195         7,839
Arch Capital Group, Ltd.
  (a)(b)......................             29         1,991
Assurant, Inc. (b)............             71         4,321
Axis Capital Holdings, Ltd.
  (b).........................             98         3,330
Berkshire Hathaway, Inc.
  (Class A) (a)...............              1       133,400
Brown & Brown, Inc. (b).......             77         1,338
Chubb Corp. ..................            272        13,459
Cincinnati Financial Corp.
  (b).........................            105         3,994
CNA Financial Corp. (b).......             15           387
Everest Re Group, Ltd. (b)....             45         4,029
Fidelity National Financial,
  Inc. (b)....................            157         2,878
First American Corp. (b)......             58         1,968
Genworth Financial, Inc.
  (Class A)...................            312         7,064
Hartford Financial Services
  Group, Inc. (b).............            228        17,275
Lincoln National Corp. .......            194        10,088
Loews Corp. (b)...............            326        13,112
Markel Corp. (a)..............              7         3,080
Marsh & McLennan Cos., Inc.
  (b).........................            380         9,253
MetLife, Inc. ................            307        18,500
Nationwide Financial Services,
  Inc. (Class A)..............             39         1,844
Old Republic International
  Corp. ......................            146         1,885
PartnerRe, Ltd. (b)...........             42         3,205
Principal Financial Group,
  Inc. (b)....................            190        10,587
Protective Life Corp. (b).....             45         1,825
Prudential Financial, Inc.
  (b).........................            324        25,353
RenaissanceRe Holdings, Ltd.
  (b).........................             42         2,180
SAFECO Corp. (b)..............             59         2,589
The Allstate Corp. (b)........            398        19,128
The Progressive Corp. (b).....            442         7,103
The Travelers Cos., Inc. (b)..            441        21,102
Torchmark Corp. (b)...........             73         4,388
Transatlantic Holdings, Inc.
  (b).........................             18         1,194
Unitrin, Inc. (b).............             30         1,060
Unum Group (b)................            261         5,745
White Mountains Insurance
  Group, Ltd. (b).............              6         2,880
WR Berkley Corp. (b)..........            107         2,963
XL Capital, Ltd. (Class A)
  (b).........................            132         3,901
                                                -----------
                                                    481,563
                                                -----------
INTERNET & CATALOG RETAIL -- 0.3%
Amazon.com, Inc. (a)..........            218        15,543
Expedia, Inc. (a)(b)..........            153         3,349
IAC / InterActiveCorp (a).....            144         2,990
Liberty Media Holding
  Corp. -- Interactive (Series
  A) (a)(b)...................            459         7,408
priceline.com, Inc. (a)(b)....             23         2,780
                                                -----------
                                                     32,070
                                                -----------
INTERNET SOFTWARE & SERVICES -- 1.4%
Akamai Technologies, Inc.
  (a)(b)......................            118         3,323
eBay, Inc. (a)(b).............            837        24,976
Google, Inc. (Class A)
  (a)(b)......................            162        71,356
VeriSign, Inc. (a)(b).........            153         5,086
Yahoo!, Inc. (a)..............            925        26,760
                                                -----------
                                                    131,501
                                                -----------
IT SERVICES -- 1.2%
Accenture, Ltd. (Class A)
  (b).........................            425        14,947
Affiliated Computer Services,
  Inc. (a)(b).................             66         3,307
Alliance Data Systems Corp.
  (a)(b)......................             53         2,518
Automatic Data Processing,
  Inc. (b)....................            385        16,320
Cognizant Technology Solutions
  Corp. (a)(b)................            207         5,968
Computer Sciences Corp. (a)...            108         4,405
DST Systems, Inc. (a)(b)......             39         2,564
Electronic Data Systems
  Corp. ......................            362         6,027
Fidelity National Information
  Services, Inc. (b)..........            136         5,187
Fiserv, Inc. (a)..............            118         5,675
Global Payments, Inc. (b).....             63         2,606
Hewitt Associates, Inc. (Class
  A) (a)......................             63         2,506
Iron Mountain, Inc. (a)(b)....            126         3,331
Mastercard, Inc. .............             50        11,150
Metavante Technologies, Inc.
  (a)(b)......................             80         1,599
Paychex, Inc. ................            243         8,325
The Western Union Co. (b).....            553        11,762
Total System Services, Inc. ..            124         2,934
                                                -----------
                                                    111,131
                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.1%
Eastman Kodak Co. (b).........            197         3,481
Hasbro, Inc. (b)..............            104         2,902
Mattel, Inc. (b)..............            249         4,955
                                                -----------
                                                     11,338
                                                -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
Applera Corp. -- Applied
  Biosystems Group (b)........            132         4,337
Charles River Laboratories
  International, Inc. (a)(b)..             50         2,947
Covance, Inc. (a)(b)..........             44         3,651
Illumina, Inc. (a)(b).........             36         2,732
Invitrogen Corp. (a)(b).......             37         3,162
Millipore Corp. (a)(b)........             41         2,764
Pharmaceutical Product
  Development, Inc. (b).......             72         3,017
Thermo Fisher Scientific, Inc.
  (a)(b)......................            309        17,564
Waters Corp. (a)(b)...........             71         3,955
                                                -----------
                                                     44,129
                                                -----------
MACHINERY -- 2.0%
AGCO Corp. (a)(b).............             62         3,713
Caterpillar, Inc. (b).........            445        34,839
Cummins, Inc. (b).............            132         6,180
Danaher Corp. (b).............            171        13,001
Deere & Co. (b)...............            314        25,258
Donaldson Co., Inc. (b).......             51         2,054
Dover Corp. (b)...............            140         5,849
Eaton Corp. ..................            108         8,604
Flowserve Corp. (b)...........             42         4,384
Harsco Corp. (b)..............             54         2,991
Illinois Tool Works, Inc.
  (b).........................            320        15,434
Ingersoll-Rand Co., Ltd.
  (Class A) (b)...............            191         8,515
ITT Corp. (b).................            132         6,839
Joy Global, Inc. (b)..........             79         5,148
Oshkosh Truck Corp. (b).......             51         1,850
PACCAR, Inc. .................            271        12,195
Pall Corp. ...................             87         3,051

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Parker-Hannifin Corp. (b).....            126   $     8,728
Pentair, Inc. (b).............             66         2,105
SPX Corp. (b).................             39         4,091
Terex Corp. (a)(b)............             75         4,687
The Manitowoc Co., Inc. ......             82         3,346
                                                -----------
                                                    182,862
                                                -----------
MEDIA -- 3.0%
Cablevision Systems Corp.
  (Class A) (a)...............            157         3,365
CBS Corp. (b).................            439         9,693
Clear Channel Communications,
  Inc. .......................            321         9,380
Clear Channel Outdoor
  Holdings, Inc. (a)(b).......             25           475
Comcast Corp. (Class A) (b)...          2,042        39,492
Discovery Holding Co. (Class
  A) (a)(b)...................            191         4,053
DISH Network Corp. (Class A)
  (a)(b)......................            150         4,310
EW Scripps Co. (b)............             57         2,395
Gannett Co., Inc. (b).........            166         4,822
Lamar Advertising Co. (a)(b)..             52         1,868
Liberty Global, Inc. (Series
  A) (a)(b)...................            240         8,179
Liberty Media Corp. -- Capital
  (Series A) (a)(b)...........             95         1,495
Liberty Media
  Corp. -- Entertainment
  (Series A) (a)(b)...........            380         8,603
News Corp. (Class A) (b)......          1,676        31,425
Omnicom Group, Inc. (b).......            225         9,940
Sirius Satellite Radio, Inc.
  (a)(b)......................            837         2,394
The DIRECTV Group, Inc.
  (a)(b)......................            493        12,221
The Interpublic Group of Cos.,
  Inc. (a)(b).................            292         2,456
The McGraw-Hill Cos., Inc. ...            231         8,535
The New York Times Co. (Class
  A) (b)......................            102         1,926
The Walt Disney Co. (b).......          1,278        40,104
The Washington Post Co. (b)...              4         2,646
Time Warner Cable, Inc.
  (a)(b)......................            109         2,723
Time Warner, Inc. ............          2,687        37,672
Viacom, Inc. (a)(b)...........            413        16,363
Virgin Media, Inc. (b)........            223         3,138
XM Satellite Radio Holdings,
  Inc. (Class A) (a)(b).......            220         2,556
                                                -----------
                                                    272,229
                                                -----------
METALS & MINING -- 1.2%
AK Steel Holding Corp. (a)....             76         4,136
Alcoa, Inc. ..................            579        20,879
Allegheny Technologies,
  Inc. .......................             71         5,067
Cleveland-Cliffs, Inc. (b)....             28         3,355
Freeport-McMoRan Copper &
  Gold, Inc. (b)..............            275        26,460
Newmont Mining Corp. (b)......            307        13,907
Nucor Corp. (b)...............            184        12,464
Reliance Steel & Aluminum Co.
  (b).........................             43         2,574
Southern Copper Corp. (b).....             55         5,711
Steel Dynamics, Inc. (b)......            132         4,361
Titanium Metals Corp. (b).....             53           798
United States Steel Corp.
  (b).........................             82        10,403
                                                -----------
                                                    110,115
                                                -----------
MULTI-UTILITIES -- 1.1%
Alliant Energy Corp. .........             81         2,836
Ameren Corp. (b)..............            150         6,606
CenterPoint Energy, Inc. (b)..            190         2,711
CMS Energy Corp. (b)..........            145         1,963
Consolidated Edison, Inc.
  (b).........................            202         8,020
Dominion Resources, Inc. (b)..            416        16,990
DTE Energy Co. (b)............            117         4,550
Energy East Corp. (b).........            102         2,460
Integrys Energy Group, Inc.
  (b).........................             52         2,425
MDU Resources Group, Inc.
  (b).........................            107         2,627
NiSource, Inc. (b)............            184         3,172
NSTAR (b).....................             75         2,282
PG&E Corp. (b)................            258         9,500
Public Service Enterprise
  Group, Inc. (b).............            362        14,549
SCANA Corp. (b)...............             71         2,597
Sempra Energy.................            168         8,951
TECO Energy, Inc. (b).........            139         2,217
Wisconsin Energy Corp. (b)....             81         3,563
Xcel Energy, Inc. (b).........            314         6,264
                                                -----------
                                                    104,283
                                                -----------
MULTILINE RETAIL -- 0.7%
Dollar Tree Stores, Inc. (a)..             74         2,042
Family Dollar Stores, Inc.
  (b).........................            111         2,164
J. C. Penney Co., Inc. (b)....            143         5,393
Kohl's Corp. (a)..............            209         8,964
Macy's, Inc. (b)..............            292         6,733
Nordstrom, Inc. (b)...........            128         4,173
Sears Holdings Corp. (a)(b)...             57         5,819
Target Corp. .................            537        27,215
                                                -----------
                                                     62,503
                                                -----------
OFFICE ELECTRONICS -- 0.1%
Xerox Corp. (b)...............            673        10,075
                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 10.3%
Anadarko Petroleum Corp. .....            339        21,367
Apache Corp. (b)..............            237        28,634
Arch Coal, Inc. ..............            100         4,350
Boardwalk Pipeline Partners
  LP..........................             17           418
Cabot Oil & Gas Corp. (b).....             65         3,305
Chesapeake Energy Corp. (b)...            344        15,876
Chevron Corp. (b).............          1,489       127,101
Cimarex Energy Co. ...........             55         3,011
CNX Gas Corp. (a).............             17           549
ConocoPhillips (b)............          1,035        78,877
CONSOL Energy, Inc. (b).......            132         9,133
Continental Resources, Inc.
  (a)(b)......................             24           765
Denbury Resources, Inc. (a)...            174         4,968
Devon Energy Corp. (b)........            305        31,821
El Paso Corp. (b).............            510         8,486
Enbridge Energy Partners LP
  (b).........................             35         1,664
Energy Transfer Equity LP.....             88         2,749
Energy Transfer Partners LP
  (b).........................             53         2,420
Enterprise GP Holdings LP
  (b).........................             18           538
Enterprise Products Partners
  LP..........................            211         6,267
EOG Resources, Inc. (b).......            177        21,240
Exxon Mobil Corp. ............          3,863       326,733
Forest Oil Corp. (a)(b).......             51         2,497
Frontier Oil Corp. ...........             69         1,881
Hess Corp. (b)................            207        18,253
Kinder Morgan Energy Partners
  LP (b)......................            108         5,906
Kinder Morgan Management LLC
  (a)(b)......................             42         2,141
Marathon Oil Corp. ...........            508        23,165
Murphy Oil Corp. (b)..........            131        10,760

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Newfield Exploration Co.
  (a)(b)......................             88   $     4,651
Noble Energy, Inc. (b)........            118         8,590
Occidental Petroleum Corp. ...            588        43,024
ONEOK Partners LP (b).........             33         1,897
Peabody Energy Corp. (b)......            195         9,945
Pioneer Natural Resources Co.
  (b).........................             88         4,323
Plains All American Pipeline
  LP..........................             62         2,947
Plains Exploration &
  Production Co. (a)(b).......             76         4,039
Quicksilver Resources, Inc.
  (a)(b)......................             73         2,667
Range Resources Corp. (b).....            108         6,853
SandRidge Energy, Inc. (a)....             21           822
Southwestern Energy Co.
  (a)(b)......................            246         8,288
Spectra Energy Corp. (b)......            454        10,328
Sunoco, Inc. (b)..............             86         4,512
Teekay Corp. (b)..............             25         1,062
Tesoro Corp. (b)..............             96         2,880
The Williams Cos., Inc. ......            430        14,181
Ultra Petroleum Corp. (a)(b)..            106         8,215
Valero Energy Corp. ..........            397        19,497
XTO Energy, Inc. (b)..........            360        22,270
                                                -----------
                                                    945,866
                                                -----------
PAPER & FOREST PRODUCTS -- 0.3%
Domtar Corp. (a)(b)...........            331         2,261
International Paper Co. ......            318         8,650
MeadWestvaco Corp. (b)........            125         3,402
Weyerhaeuser Co. .............            156        10,146
                                                -----------
                                                     24,459
                                                -----------
PERSONAL PRODUCTS -- 0.2%
Avon Products, Inc. ..........            311        12,297
The Estee Lauder Cos., Inc.
  (Class A) (b)...............             69         3,164
                                                -----------
                                                     15,461
                                                -----------
PHARMACEUTICALS -- 5.6%
Abbott Laboratories (b).......          1,108        61,106
Allergan, Inc. (b)............            214        12,068
Barr Pharmaceuticals, Inc.
  (a)(b)......................             78         3,768
Bristol-Myers Squibb Co. (b)..          1,413        30,097
Eli Lilly & Co. ..............            699        36,061
Endo Pharmaceuticals Holdings,
  Inc. (a)....................             90         2,155
Forest Laboratories, Inc.
  (a)(b)......................            223         8,922
Johnson & Johnson.............          2,031       131,751
King Pharmaceuticals, Inc.
  (a)(b)......................            167         1,453
Merck & Co., Inc. (b).........          1,571        59,619
Mylan Laboratories, Inc. (b)..            195         2,262
Pfizer, Inc. .................          4,911       102,787
Schering-Plough Corp. ........          1,158        16,687
Sepracor, Inc. (a)(b).........             73         1,425
Warner Chilcott, Ltd. (a)(b)..             48           864
Wyeth.........................            964        40,257
                                                -----------
                                                    511,282
                                                -----------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
AMB Property Corp. ...........             69         3,755
Annaly Capital Management,
  Inc. .......................            311         4,765
Apartment Investment &
  Management Co. (Class A)
  (b).........................             69         2,471
Avalonbay Communities, Inc. ..             53         5,116
Boston Properties, Inc. (b)...             87         8,010
Camden Property Trust (b).....             39         1,958
CapitalSource, Inc. (b).......            111         1,073
Developers Diversified Realty
  Corp. ......................             88         3,685
Duke Realty Corp. ............             96         2,190
Equity Residential (b)........            201         8,340
Federal Realty Investment
  Trust (b)...................             42         3,274
General Growth Properties,
  Inc. (b)....................            166         6,336
HCP, Inc. (b).................            139         4,700
Hospitality Properties Trust
  (b).........................             66         2,245
Host Hotels & Resorts, Inc.
  (b).........................            360         5,731
iStar Financial, Inc. (b).....             88         1,235
Kimco Realty Corp. (b)........            159         6,228
Liberty Property Trust (b)....             58         1,804
Mack-Cali Realty Corp. (b)....             41         1,464
Plum Creek Timber Co., Inc.
  (b).........................            122         4,965
ProLogis......................            190        11,183
Public Storage................             93         8,242
Regency Centers Corp. ........             48         3,108
Simon Property Group, Inc.
  (b).........................            162        15,051
SL Green Realty Corp. ........             45         3,666
The Macerich Co. .............             50         3,514
UDR, Inc. (b).................             87         2,133
Ventas, Inc. (b)..............             92         4,132
Vornado Realty Trust (b)......             99         8,535
Weingarten Realty Investors
  (b).........................             52         1,791
                                                -----------
                                                    140,700
                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties Corp. ..            142         2,742
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)............            131         2,835
Forest City Enterprises, Inc.
  (b).........................             48         1,766
                                                -----------
                                                      7,343
                                                -----------
ROAD & RAIL -- 0.9%
Burlington Northern Santa Fe
  Corp. (b)...................            228        21,026
CSX Corp. (b).................            286        16,036
Hertz Global Holdings, Inc.
  (a)(b)......................             94         1,134
J.B. Hunt Transport Services,
  Inc. (b)....................             52         1,634
Norfolk Southern Corp. (b)....            274        14,884
Union Pacific Corp. (b).......            187        23,446
                                                -----------
                                                     78,160
                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 2.4%
Advanced Micro Devices, Inc.
  (a)(b)......................            406         2,391
Altera Corp. (b)..............            208         3,834
Analog Devices, Inc. .........            216         6,376
Applied Materials, Inc. (b)...            963        18,788
Broadcom Corp. (Class A)
  (a)(b)......................            340         6,552
Cypress Semiconductor Corp.
  (a)(b)......................            103         2,432
Intel Corp. ..................          4,167        88,257
Intersil Corp. (Class A) (b)..             99         2,541
KLA-Tencor Corp. (b)..........            132         4,897
Lam Research Corp. (a)(b).....             97         3,708
Linear Technology Corp. ......            159         4,880
LSI Logic Corp. (a)(b)........            535         2,648
Marvell Technology Group, Ltd.
  (a).........................            320         3,482
MEMC Electronic Materials,
  Inc. (a)....................            162        11,486
Microchip Technology, Inc.
  (b).........................            147         4,811
Micron Technology, Inc. (a)...            544         3,248
National Semiconductor Corp.
  (b).........................            188         3,444
Novellus Systems, Inc.
  (a)(b)......................             96         2,021

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
NVIDIA Corp. (a)(b)...........            394   $     7,797
Texas Instruments, Inc. (b)...            945        26,715
Varian Semiconductor Equipment
  Associates, Inc. (a)(b).....             48         1,351
Xilinx, Inc. (b)..............            200         4,750
                                                -----------
                                                    216,409
                                                -----------
SOFTWARE -- 3.5%
Activision, Inc. (a)(b).......            207         5,653
Adobe Systems, Inc. (a)(b)....            389        13,845
Autodesk, Inc. (a)............            168         5,289
BEA Systems, Inc. (a).........            270         5,171
BMC Software, Inc. (a)........            131         4,260
CA, Inc. .....................            294         6,615
Cadence Design Systems, Inc.
  (a)(b)......................            184         1,965
Citrix Systems, Inc. (a)(b)...            126         3,696
Electronic Arts, Inc. (a).....            225        11,232
Intuit, Inc. (a)(b)...........            215         5,807
McAfee, Inc. (a)(b)...........            114         3,772
Microsoft Corp. ..............          6,001       170,308
NAVTEQ Corp. (a)(b)...........             65         4,420
Oracle Corp. (a)..............          2,827        55,296
Red Hat, Inc. (a).............            126         2,317
Salesforce.com, Inc. (a)......             66         3,819
Symantec Corp. (a)(b).........            609        10,122
Synopsys, Inc. (a)............             94         2,135
VMware, Inc. (Class A)
  (a)(b)......................             27         1,156
                                                -----------
                                                    316,878
                                                -----------
SPECIALTY RETAIL -- 1.7%
Abercrombie & Fitch Co. (b)...             60         4,388
Advance Auto Parts, Inc. (b)..             61         2,077
American Eagle Outfitters,
  Inc. (b)....................            135         2,364
AutoNation, Inc. (a)(b).......            121         1,811
AutoZone, Inc. (a)(b).........             32         3,643
Bed Bath & Beyond, Inc.
  (a)(b)......................            181         5,340
Best Buy Co., Inc. (b)........            240         9,950
CarMax, Inc. (a)(b)...........            146         2,835
GameStop Corp. (Class A)
  (a)(b)......................            106         5,481
Guess ?, Inc. (b).............             32         1,295
Limited Brands, Inc. (b)......            235         4,019
Lowe's Cos., Inc. (b).........          1,040        23,858
O'Reilly Automotive, Inc.
  (a)(b)......................             77         2,196
Office Depot, Inc. (a)........            188         2,077
PetSmart, Inc. (b)............             97         1,983
Ross Stores, Inc. (b).........            101         3,026
Staples, Inc. ................            512        11,320
The Gap, Inc. (b).............            373         7,341
The Home Depot, Inc. (b)......          1,214        33,956
The Sherwin-Williams Co. (b)..             81         4,134
The TJX Cos., Inc. (b)........            326        10,781
Tiffany & Co. (b).............             85         3,556
Urban Outfitters, Inc. (a)....             78         2,445
Williams-Sonoma, Inc. (b).....             62         1,503
                                                -----------
                                                    151,379
                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.4%
Coach, Inc. (a)(b)............            257         7,748
CROCS, Inc. (a)...............             48           839
NIKE, Inc. (Class B) (b)......            261        17,748
Polo Ralph Lauren Corp. (b)...             42         2,448
V. F. Corp. ..................             61         4,728
                                                -----------
                                                     33,511
                                                -----------
THRIFTS & MORTGAGE FINANCE -- 0.6%
Countrywide Financial Corp.
  (b).........................            413         2,272
Fannie Mae....................            700        18,424
Freddie Mac (b)...............            457        11,571
Hudson City Bancorp, Inc.
  (b).........................            361         6,382
New York Community Bancorp,
  Inc. (b)....................            234         4,263
People's United Financial,
  Inc. (b)....................            122         2,112
Sovereign Bancorp, Inc. (b)...            211         1,967
TFS Financial Corp. (b).......             50           602
Washington Mutual, Inc. (b)...            618         6,365
                                                -----------
                                                     53,958
                                                -----------
TOBACCO -- 1.4%
Altria Group, Inc. ...........          1,504        33,389
Loews Corp.-Carolina Group
  (b).........................             75         5,441
Philip Morris International,
  Inc. (a)....................          1,504        76,072
Reynolds American, Inc. (b)...            120         7,084
UST, Inc. ....................            112         6,106
                                                -----------
                                                    128,092
                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. (b)..............             94         4,317
W.W. Grainger, Inc. (b).......             45         3,438
                                                -----------
                                                      7,755
                                                -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.5%
American Tower Corp. (Class A)
  (a)(b)......................            292        11,449
Clearwire Corp. (Class A)
  (a)(b)......................             37           548
Crown Castle International
  Corp. (a)(b)................            194         6,691
Leap Wireless International,
  Inc. (a)(b).................             34         1,585
MetroPCS Communications, Inc.
  (a)(b)......................            130         2,210
NII Holdings, Inc. (a)(b).....            122         3,877
Sprint Nextel Corp. (b).......          2,031        13,587
Telephone & Data Systems,
  Inc. .......................             72         2,828
US Cellular Corp. (a)(b)......             12           660
                                                -----------
                                                     43,435
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $9,979,832)...........                    9,109,733
                                                -----------
SHORT TERM INVESTMENTS -- 26.4%
MONEY MARKET FUNDS -- 26.4%
STIC Prime Portfolio
  (Cost $59,902)..............         59,902        59,902
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $2,355,483) (e)(f)....      2,355,483     2,355,483
                                                -----------

SPDR DJ WILSHIRE LARGE CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $2,415,385)...........                  $ 2,415,385
                                                -----------
TOTAL INVESTMENTS -- 126.0%
  (Cost $12,395,217)..........                   11,525,118
OTHER ASSETS AND
  LIABILITIES -- (26.0)%......                   (2,381,369)
                                                -----------
NET ASSETS -- 100.0%..........                  $ 9,143,749
                                                ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2008.
(c) Affiliated issuer. See table below for more information.
(d) Amount shown represents less than 0.05% of net assets.
(e) Investments of cash collateral for securities loaned.
(f) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

                                       SHARES
                                   PURCHASED FOR   SHARES SOLD
                         NUMBER       THE NINE       FOR THE       NUMBER
                       OF SHARES       MONTHS      NINE MONTHS   OF SHARES
                        HELD AT        ENDED          ENDED       HELD AT
SECURITY DESCRIPTION    6/30/07       3/31/08        3/31/08      3/31/08
--------------------   ---------   -------------   -----------   ---------
State Street Corp. ..     276           205            206          275



                        INCOME   REALIZED GAIN
                        EARNED     ON SHARES
                       FOR THE    SOLD DURING
                         NINE       THE NINE
                        MONTHS       MONTHS
                        ENDED        ENDED       MARKET VALUE
SECURITY DESCRIPTION   3/31/08      3/31/08       AT 3/31/08
--------------------   -------   -------------   ------------
State Street Corp. ..    $175        $3,104         $21,725

SPDR(R) DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 3.0%
Alliant Techsystems, Inc.
  (a)........................         1,514   $    156,744
General Dynamics Corp. ......        15,834      1,320,081
Goodrich Corp. ..............         5,800        333,558
L-3 Communications Holdings,
  Inc. (b)...................         5,730        626,518
Lockheed Martin Corp. .......        15,211      1,510,452
Precision Castparts Corp. ...         6,478        661,274
Raytheon Co. (b).............        20,219      1,306,350
Rockwell Collins, Inc. ......         7,684        439,141
Spirit Aerosystems Holdings,
  Inc. (a)(b)................         4,907        108,837
United Technologies Corp. ...        42,466      2,922,510
                                              ------------
                                                 9,385,465
                                              ------------
AIR FREIGHT & LOGISTICS -- 1.4%
C.H. Robinson Worldwide, Inc.
  (b)........................         7,950        432,480
Expeditors International
  Washington, Inc. (b).......         9,906        447,553
FedEx Corp. .................        13,321      1,234,457
United Parcel Service, Inc.
  (Class B)..................        32,059      2,340,948
                                              ------------
                                                 4,455,438
                                              ------------
AIRLINES -- 0.3%
AMR Corp. (a)(b).............        10,669         96,234
Delta Air Lines, Inc.
  (a)(b).....................        12,809        110,157
Northwest Airlines Corp.
  (a)........................        11,168        100,400
Southwest Airlines Co. (b)...        34,381        426,325
UAL Corp. (a)(b).............         5,382        115,875
                                              ------------
                                                   848,991
                                              ------------
AUTO COMPONENTS -- 0.2%
BorgWarner, Inc. ............         5,448        234,427
The Goodyear Tire & Rubber
  Co. (a)....................        11,175        288,315
                                              ------------
                                                   522,742
                                              ------------
AUTOMOBILES -- 0.1%
Harley-Davidson, Inc. (b)....        11,375        426,563
                                              ------------
BEVERAGES -- 2.0%
Brown-Forman Corp. (b).......         3,479        230,379
Constellation Brands, Inc.
  (Class A) (a)(b)...........         8,861        156,574
Hansen Natural Corp. (a)(b)..         3,338        117,832
PepsiCo, Inc. ...............        75,826      5,474,637
The Pepsi Bottling Group,
  Inc. (b)...................         6,846        232,148
                                              ------------
                                                 6,211,570
                                              ------------
BIOTECHNOLOGY -- 3.2%
Abraxis Bioscience, Inc.
  (a)........................           268         15,833
Amgen, Inc. (a)..............        51,227      2,140,264
Amylin Pharmaceuticals, Inc.
  (a)(b).....................         6,369        186,039
Biogen Idec, Inc. (a)(b).....        13,796        851,075
BioMarin Pharmaceutical, Inc.
  (a)(b).....................         4,400        155,628
Celgene Corp. (a)(b).........        18,862      1,156,052
Cephalon, Inc. (a)(b)........         3,131        201,636
Genentech, Inc. (a)..........        21,867      1,775,163
Genzyme Corp. (a)............        12,320        918,333
Gilead Sciences, Inc.
  (a)(b).....................        43,700      2,251,861
Millennium Pharmaceuticals,
  Inc. (a)(b)................        14,999        231,885
Vertex Pharmaceuticals, Inc.
  (a)(b).....................         6,025        143,937
                                              ------------
                                                10,027,706
                                              ------------
BUILDING PRODUCTS -- 0.2%
Trane, Inc. (b)..............         8,032        368,669
USG Corp. (a)(b).............         3,300        121,506
                                              ------------
                                                   490,175
                                              ------------
CAPITAL MARKETS -- 1.5%
BlackRock, Inc. (b)..........           936        191,112
Eaton Vance Corp. ...........         5,476        167,073
Fortress Investment Group LLC
  (Class A) (b)..............         1,809         22,215
Franklin Resources, Inc. ....         7,537        731,014
GLG Partners, Inc. (a)(b)....         9,050        107,423
SEI Investments Co. (b)......         6,726        166,065
State Street Corp. (c).......        18,213      1,438,827
T. Rowe Price Group, Inc. ...        12,417        620,850
TD Ameritrade Holding Corp.
  (a)........................        11,492        189,733
The Blackstone Group LP......         6,600        104,808
The Charles Schwab Corp. ....        44,293        834,037
                                              ------------
                                                 4,573,157
                                              ------------
CHEMICALS -- 2.1%
Airgas, Inc. ................         3,200        145,504
Albemarle Corp. .............         3,500        127,820
Celanese Corp. ..............         7,195        280,965
CF Industries Holdings,
  Inc. ......................         2,300        238,326
Ecolab, Inc. ................         8,187        355,561
FMC Corp. ...................         3,300        183,117
Huntsman Corp. ..............         4,230         99,617
Monsanto Co. ................        25,473      2,840,239
Praxair, Inc. ...............        14,837      1,249,721
Sigma-Aldrich Corp. .........         5,175        308,689
Terra Industries, Inc. (a)...         4,100        145,673
The Mosaic Co. (a)...........         6,889        706,811
                                              ------------
                                                 6,682,043
                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.9%
Allied Waste Industries, Inc.
  (a)........................        13,526        146,216
ChoicePoint, Inc. (a)........         3,079        146,560
Cintas Corp. ................         6,294        179,631
Covanta Holding Corp. (a)....         4,900        134,750
Dun & Bradstreet Corp. ......         2,579        209,879
Equifax, Inc. (b)............         6,030        207,914
IHS, Inc. (Class A) (a)......         1,400         90,034
Manpower, Inc. ..............         3,729        209,794
Monster Worldwide, Inc. (a)..         5,454        132,041
Republic Services, Inc. .....         7,500        219,300
Robert Half International,
  Inc. (b)...................         7,666        197,323
Stericycle, Inc. (a).........         4,110        211,665
Waste Management, Inc. ......        23,112        775,639
                                              ------------
                                                 2,860,746
                                              ------------
COMMUNICATIONS EQUIPMENT -- 4.4%
Cisco Systems, Inc. (a)(b)...       279,612      6,735,853
Corning, Inc. ...............        73,603      1,769,416
EchoStar Corp. (Class A)
  (a)(b).....................         1,963         57,987
Harris Corp. ................         6,515        316,173
JDS Uniphase Corp. (a)(b)....        10,026        134,248
Juniper Networks, Inc.
  (a)(b).....................        24,557        613,925
Motorola, Inc. ..............       105,495        981,104
QUALCOMM, Inc. ..............        75,804      3,107,964
Tellabs, Inc. (a)............        17,300         94,285
                                              ------------
                                                13,810,955
                                              ------------

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
COMPUTERS & PERIPHERALS -- 5.2%
Apple, Inc. (a)..............        41,095   $  5,897,133
Dell, Inc. (a)...............        92,615      1,844,891
EMC Corp. (a)(b).............        98,745      1,416,003
Hewlett-Packard Co. (b)......       120,889      5,519,792
Lexmark International, Inc.
  (a)........................         4,435        136,243
NCR Corp. (a)................         8,200        187,206
NetApp, Inc. (a).............        15,982        320,439
SanDisk Corp. (a)............        10,593        239,084
Teradata Corp. (a)...........         8,300        183,098
Western Digital Corp.
  (a)(b).....................        10,462        282,892
                                              ------------
                                                16,026,781
                                              ------------
CONSTRUCTION & ENGINEERING -- 0.6%
Fluor Corp. .................         4,091        577,486
Foster Wheeler, Ltd. (a).....         6,854        388,073
Jacobs Engineering Group,
  Inc. (a)(b)................         5,623        413,797
KBR, Inc. ...................         7,796        216,183
Quanta Services, Inc. (a)....         7,800        180,726
The Shaw Group, Inc. (a).....         3,500        164,990
                                              ------------
                                                 1,941,255
                                              ------------
CONSTRUCTION MATERIALS -- 0.1%
Martin Marietta Materials,
  Inc. (b)...................         1,954        207,456
                                              ------------
CONSUMER FINANCE -- 0.8%
American Express Co. ........        47,989      2,098,079
SLM Corp. (a)................        24,103        369,981
                                              ------------
                                                 2,468,060
                                              ------------
CONTAINERS & PACKAGING -- 0.2%
Ball Corp. ..................         4,700        215,918
Crown Holdings, Inc. (a).....         7,454        187,543
Pactiv Corp. (a).............         6,069        159,068
Sealed Air Corp. ............         7,455        188,239
                                              ------------
                                                   750,768
                                              ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
Apollo Group, Inc. (a).......         6,531        282,139
H&R Block, Inc. (b)..........        15,492        321,614
ITT Educational Services,
  Inc. (a)(b)................         1,916         88,002
Weight Watchers
  International, Inc. (b)....         1,677         77,695
                                              ------------
                                                   769,450
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 1.1%
CME Group, Inc. .............         2,498      1,171,812
Intercontinental Exchange,
  Inc. (a)...................         3,290        429,345
Leucadia National Corp. .....         7,897        357,102
Moody's Corp. (b)............        10,402        362,302
Nymex Holdings, Inc. (b).....         2,853        258,567
NYSE Euronext................        10,508        648,449
The Nasdaq OMX Group, Inc.
  (a)........................         6,400        247,424
                                              ------------
                                                 3,475,001
                                              ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.1%
Level 3 Communications, Inc.
  (a)(b).....................        70,440        149,333
                                              ------------
ELECTRIC UTILITIES -- 0.1%
Allegheny Energy, Inc. (b)...         7,659        386,780
                                              ------------
ELECTRICAL EQUIPMENT -- 0.3%
AMETEK, Inc. ................         5,003        219,682
First Solar, Inc. (a)........         1,607        371,442
Roper Industries, Inc. ......         4,082        242,634
SunPower Corp. (Class A)
  (a)(b).....................         1,674        124,730
                                              ------------
                                                   958,488
                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.9%
Agilent Technologies, Inc.
  (a)(b).....................        17,283        515,552
Amphenol Corp. (Class A)
  (b)........................         8,259        307,648
Avnet, Inc. (a)..............         6,900        225,837
Dolby Laboratories, Inc.
  (a)........................         2,000         72,520
FLIR Systems, Inc. (a).......         6,300        189,567
Ingram Micro, Inc. (Class A)
  (a)........................         6,900        109,227
Jabil Circuit, Inc. .........         8,357         79,057
Mettler-Toledo International,
  Inc. (a)...................         1,700        165,104
Molex, Inc. .................         6,300        145,908
Trimble Navigation, Ltd.
  (a)(b).....................         5,537        158,303
Tyco Electronics, Ltd. ......        22,786        782,015
                                              ------------
                                                 2,750,738
                                              ------------
ENERGY EQUIPMENT & SERVICES -- 5.3%
Baker Hughes, Inc. ..........        14,424        988,044
BJ Services Co. .............        13,593        387,536
Cameron International Corp.
  (a)........................        10,218        425,478
Diamond Offshore Drilling,
  Inc. (b)...................         3,051        355,136
ENSCO International, Inc.
  (b)........................         6,888        431,327
Exterran Holdings, Inc. (a)..         3,000        193,620
FMC Technologies, Inc.
  (a)(b).....................         6,156        350,215
Grant Prideco, Inc. (a)......         6,072        298,864
Halliburton Co. .............        41,373      1,627,200
Helmerich & Payne, Inc. .....         4,400        206,228
Nabors Industries, Ltd.
  (a)(b).....................        13,331        450,188
National-Oilwell Varco, Inc.
  (a)(b).....................        16,687        974,187
Noble Corp. .................        12,577        624,700
Patterson-UTI Energy, Inc.
  (b)........................         7,141        186,951
Pride International, Inc.
  (a)........................         7,796        272,470
Rowan Cos., Inc. (b).........         5,168        212,818
Schlumberger, Ltd. ..........        55,862      4,859,994
Smith International, Inc.
  (b)........................         9,481        608,965
Transocean, Inc. (a).........        14,849      2,007,585
Weatherford International,
  Ltd. (a)(b)................        15,916      1,153,432
                                              ------------
                                                16,614,938
                                              ------------
FOOD & STAPLES RETAILING -- 4.2%
Costco Wholesale Corp. ......        20,504      1,332,145
CVS Caremark Corp. ..........        67,141      2,719,882
Sysco Corp. .................        28,718        833,396
Wal-Mart Stores, Inc. .......       116,024      6,112,144
Walgreen Co. (b).............        46,640      1,776,518
Whole Foods Market, Inc.
  (b)........................         6,664        219,712
                                              ------------
                                                12,993,797
                                              ------------
FOOD PRODUCTS -- 0.7%
Archer-Daniels-Midland Co. ..        27,521      1,132,764
Dean Foods Co. ..............         7,106        142,760
The Hershey Co. (b)..........         7,614        286,819
Wm. Wrigley Jr. Co. (b)......        10,774        677,038
                                              ------------
                                                 2,239,381
                                              ------------

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
GAS UTILITIES -- 0.4%
Energen Corp. ...............         3,000   $    186,900
Equitable Resources, Inc. ...         5,368        316,175
ONEOK, Inc. .................         4,574        204,138
Questar Corp. ...............         8,095        457,853
                                              ------------
                                                 1,165,066
                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 3.6%
Baxter International, Inc. ..        29,853      1,726,101
Beckman Coulter, Inc. .......         2,920        188,486
Becton, Dickinson & Co. .....        10,777        925,205
Boston Scientific Corp. (a)..        64,641        831,930
C.R. Bard, Inc. (b)..........         4,815        464,166
Dentsply International,
  Inc. ......................         6,734        259,932
Hologic, Inc. (a)............         5,900        328,040
Hospira, Inc. (a)(b).........         7,338        313,846
Intuitive Surgical, Inc.
  (a)........................         1,764        572,153
Kinetic Concepts, Inc. (a)...         2,446        113,079
Medtronic, Inc. .............        53,485      2,587,069
St. Jude Medical, Inc.
  (a)(b).....................        16,150        697,519
Stryker Corp. ...............        14,719        957,471
Varian Medical Systems, Inc.
  (a)(b).....................         5,843        273,686
Zimmer Holdings, Inc. (a)....        11,272        877,638
                                              ------------
                                                11,116,321
                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.4%
Aetna, Inc. .................        23,567        991,935
AmerisourceBergen Corp. .....         7,572        310,301
Cardinal Health, Inc. (b)....        16,643        873,924
CIGNA Corp. .................        13,000        527,410
Community Health Systems,
  Inc. (a)(b)................         4,540        152,408
Coventry Health Care, Inc.
  (a)(b).....................         7,367        297,258
DaVita, Inc. (a).............         5,094        243,289
Express Scripts, Inc. (Class
  A) (a).....................        10,063        647,252
Health Net, Inc. (a).........         5,143        158,404
Henry Schein, Inc. (a)(b)....         4,191        240,563
Humana, Inc. (a).............         7,753        347,800
Lincare Holdings, Inc.
  (a)(b).....................         3,346         94,056
McKesson Corp. ..............        13,584        711,394
Medco Health Solutions, Inc.
  (a)(b).....................        25,094      1,098,866
Omnicare, Inc. (b)...........         5,487         99,644
Patterson Cos., Inc. (a)(b)..         6,127        222,410
Quest Diagnostics, Inc. .....         7,135        323,002
UnitedHealth Group, Inc. ....        58,660      2,015,558
Universal Health Services,
  Inc. (Class B) (b).........         2,378        127,675
WellPoint, Inc. (a)..........        25,330      1,117,813
                                              ------------
                                                10,600,962
                                              ------------
HEALTH CARE TECHNOLOGY -- 0.1%
Cerner Corp. (a)(b)..........         2,908        108,410
IMS Health, Inc. ............         8,511        178,816
                                              ------------
                                                   287,226
                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
Darden Restaurants, Inc.
  (b)........................         6,017        195,853
International Game
  Technology.................        14,834        596,475
Las Vegas Sands Corp.
  (a)(b).....................         4,859        357,817
Marriott International, Inc.
  (Class A)..................        14,380        494,097
MGM Mirage, Inc. (a).........         4,561        268,050
Penn National Gaming, Inc.
  (a)........................         3,484        152,355
Starbucks Corp. (a)..........        34,623        605,902
Starwood Hotels & Resorts
  Worldwide, Inc. (b)........         8,218        425,282
Wyndham Worldwide Corp. .....         8,332        172,306
Wynn Resorts, Ltd. ..........         2,945        296,385
Yum! Brands, Inc. (b)........        22,257        828,183
                                              ------------
                                                 4,392,705
                                              ------------
HOUSEHOLD DURABLES -- 0.3%
Garmin, Ltd. (b).............         5,995        323,790
Harman International
  Industries, Inc. (b).......         2,825        123,000
Lennar Corp. (Class A) (b)...         6,442        121,174
Pulte Homes, Inc. (b)........         9,956        144,860
Toll Brothers, Inc. (a)......         6,169        144,848
                                              ------------
                                                   857,672
                                              ------------
HOUSEHOLD PRODUCTS -- 4.1%
Church & Dwight Co., Inc. ...         3,000        162,720
Colgate-Palmolive Co. .......        24,239      1,888,460
Energizer Holdings, Inc.
  (a)........................         2,668        241,401
Procter & Gamble Co. ........       144,385     10,117,057
The Clorox Co. ..............         6,417        363,459
                                              ------------
                                                12,773,097
                                              ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.7%
Constellation Energy Group,
  Inc. ......................         8,348        736,878
Dynegy, Inc. (Class A)
  (a)(b).....................        18,509        146,036
Mirant Corp. (a)(b)..........        12,166        442,721
NRG Energy, Inc. (a)(b)......        11,063        431,346
The AES Corp. (a)............        31,438        524,072
                                              ------------
                                                 2,281,053
                                              ------------
INDUSTRIAL CONGLOMERATES -- 1.0%
3M Co. ......................        30,417      2,407,506
McDermott International, Inc.
  (a)........................        10,537        577,638
                                              ------------
                                                 2,985,144
                                              ------------
INSURANCE -- 3.0%
AFLAC, Inc. .................        23,134      1,502,553
Arch Capital Group, Ltd.
  (a)........................         2,014        138,301
Assurant, Inc. ..............         4,628        281,660
Axis Capital Holdings,
  Ltd. ......................         6,565        223,079
Berkshire Hathaway, Inc.
  (Class A) (a)..............            48      6,403,200
Brown & Brown, Inc. (b)......         5,381         93,522
The Progressive Corp. (b)....        29,550        474,868
WR Berkley Corp. ............         7,530        208,506
                                              ------------
                                                 9,325,689
                                              ------------
INTERNET & CATALOG RETAIL -- 0.7%
Amazon.com, Inc. (a).........        13,964        995,633
Expedia, Inc. (a)(b).........        10,598        231,990
IAC / InterActiveCorp (a)....         9,251        192,051
Liberty Media Holding
  Corp. -- Interactive
  (Series A) (a)(b)..........        28,739        463,848
priceline.com, Inc. (a)(b)...         1,600        193,376
                                              ------------
                                                 2,076,898
                                              ------------

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
INTERNET SOFTWARE & SERVICES -- 2.8%
Akamai Technologies, Inc.
  (a)(b).....................         7,984   $    224,829
eBay, Inc. (a)...............        55,106      1,644,363
Google, Inc. (Class A) (a)...        10,631      4,682,637
VeriSign, Inc. (a)...........        10,441        347,059
Yahoo!, Inc. (a).............        60,141      1,739,879
                                              ------------
                                                 8,638,767
                                              ------------
IT SERVICES -- 2.1%
Accenture, Ltd. (Class A)
  (b)........................        28,122        989,051
Affiliated Computer Services,
  Inc. (a)...................         4,252        213,068
Alliance Data Systems Corp.
  (a)........................         3,655        173,649
Automatic Data Processing,
  Inc. ......................        24,981      1,058,944
Cognizant Technology
  Solutions Corp. (a)(b).....        13,544        390,473
DST Systems, Inc. (a)(b).....         2,189        143,905
Fidelity National Information
  Services, Inc. ............         9,141        348,638
Fiserv, Inc. (a).............         7,820        376,064
Global Payments, Inc. (b)....         3,837        158,698
Hewitt Associates, Inc.
  (Class A) (a)..............         4,400        174,988
Iron Mountain, Inc. (a)(b)...         8,459        223,656
Mastercard, Inc. (b).........         3,287        732,968
Metavante Technologies, Inc.
  (a)........................         5,100        101,949
Paychex, Inc. ...............        15,126        518,217
The Western Union Co. .......        35,236        749,470
Total System Services,
  Inc. ......................         9,211        217,932
                                              ------------
                                                 6,571,670
                                              ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.9%
Applera Corp. -- Applied
  Biosystems Group...........         7,942        260,974
Charles River Laboratories
  International, Inc. (a)....         3,195        188,313
Covance, Inc. (a)............         3,014        250,072
Illumina, Inc. (a)(b)........         2,500        189,750
Invitrogen Corp. (a)(b)......         2,164        184,957
Millipore Corp. (a)(b).......         2,481        167,244
Pharmaceutical Product
  Development, Inc. .........         4,820        201,958
Thermo Fisher Scientific,
  Inc. (a)...................        19,683      1,118,782
Waters Corp. (a).............         4,631        257,947
                                              ------------
                                                 2,819,997
                                              ------------
MACHINERY -- 3.1%
AGCO Corp. (a)...............         4,200        251,496
Caterpillar, Inc. ...........        29,243      2,289,435
Cummins, Inc. ...............         8,640        404,525
Danaher Corp. ...............        11,600        881,948
Deere & Co. .................        20,400      1,640,976
Donaldson Co., Inc. (b)......         3,163        127,406
Flowserve Corp. .............         2,687        280,469
Harsco Corp. ................         3,858        213,656
Illinois Tool Works, Inc.
  (b)........................        21,131      1,019,148
ITT Corp. ...................         8,626        446,913
Joy Global, Inc. ............         5,027        327,559
Oshkosh Truck Corp. .........         3,378        122,554
PACCAR, Inc. ................        17,359        781,155
Pall Corp. ..................         5,700        199,899
Terex Corp. (a)(b)...........         4,750        296,875
The Manitowoc Co., Inc. (b)..         6,209        253,327
                                              ------------
                                                 9,537,341
                                              ------------
MEDIA -- 4.5%
Cablevision Systems Corp.
  (Class A) (a)..............        10,586        226,858
Clear Channel Communications,
  Inc. ......................        21,076        615,841
Clear Channel Outdoor
  Holdings, Inc. (a)(b)......         1,782         33,876
Comcast Corp. (Class A) (b)..       134,039      2,592,314
Discovery Holding Co. (Class
  A) (a).....................        13,011        276,093
DISH Network Corp. (Class A)
  (a)(b).....................         9,799        281,525
EW Scripps Co. (b)...........         3,947        165,813
Lamar Advertising Co.
  (a)(b).....................         3,308        118,856
Liberty Global, Inc. (Series
  A) (a)(b)..................        16,051        547,018
Liberty Media
  Corp. -- Capital (Series A)
  (a)........................         6,057         95,337
Liberty Media
  Corp. -- Entertainment
  (Series A) (a)(b)..........        24,228        548,522
News Corp. (Class A).........       108,681      2,037,769
Omnicom Group, Inc. .........        14,974        661,551
Sirius Satellite Radio, Inc.
  (a)(b).....................        63,226        180,826
The DIRECTV Group, Inc. (a)..        32,997        817,996
The Interpublic Group of
  Cos., Inc. (a)(b)..........        21,600        181,656
The McGraw-Hill Cos., Inc. ..        15,520        573,464
Time Warner Cable, Inc.
  (a)(b).....................         7,201        179,881
Time Warner, Inc. ...........       176,374      2,472,764
Viacom, Inc. (a)(b)..........        26,580      1,053,100
Virgin Media, Inc. ..........        13,453        189,284
XM Satellite Radio Holdings,
  Inc. (Class A) (a).........        14,230        165,353
                                              ------------
                                                14,015,697
                                              ------------
METALS & MINING -- 1.7%
AK Steel Holding Corp. (a)...         5,200        282,984
Allegheny Technologies,
  Inc. ......................         4,454        317,837
Cleveland-Cliffs, Inc. ......         1,900        227,658
Freeport-McMoRan Copper &
  Gold, Inc. (b).............        17,895      1,721,857
Newmont Mining Corp. (b).....        20,369        922,716
Nucor Corp. .................        12,359        837,199
Reliance Steel & Aluminum
  Co. .......................         3,000        179,580
Southern Copper Corp. (b)....         3,400        353,022
Steel Dynamics, Inc. ........         9,000        297,360
Titanium Metals Corp. (b)....         4,044         60,862
                                              ------------
                                                 5,201,075
                                              ------------
MULTI-UTILITIES -- 0.3%
Public Service Enterprise
  Group, Inc. ...............        23,754        954,673
                                              ------------
MULTILINE RETAIL -- 1.2%
Dollar Tree Stores, Inc.
  (a)........................         4,468        123,272
Family Dollar Stores, Inc.
  (b)........................         6,279        122,440
J. C. Penney Co., Inc. ......         9,159        345,386
Kohl's Corp. (a).............        13,103        561,988
Macy's, Inc. ................        19,550        450,823
Nordstrom, Inc. (b)..........         8,745        285,087
Target Corp. ................        34,774      1,762,346
                                              ------------
                                                 3,651,342
                                              ------------
OFFICE ELECTRONICS -- 0.2%
Xerox Corp. (b)..............        43,468        650,716
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 6.5%
Anadarko Petroleum Corp. ....        22,080      1,391,702
Apache Corp. ................        15,470      1,869,085

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
Arch Coal, Inc. .............         6,810   $    296,235
Cabot Oil & Gas Corp. .......         4,500        228,780
Chesapeake Energy Corp. (b)..        22,726      1,048,805
Cimarex Energy Co. ..........         3,800        208,012
CNX Gas Corp. (a)............         1,321         42,642
CONSOL Energy, Inc. .........         8,657        598,978
Continental Resources, Inc.
  (a)........................         2,000         63,780
Denbury Resources, Inc. (a)..        11,478        327,697
Devon Energy Corp. ..........        19,620      2,046,955
Energy Transfer Equity LP
  (b)........................         6,209        193,969
Enterprise GP Holdings LP
  (b)........................         1,600         47,808
EOG Resources, Inc. .........        11,511      1,381,320
Frontier Oil Corp. ..........         4,894        133,410
Hess Corp. ..................        13,600      1,199,248
Kinder Morgan Energy Partners
  LP.........................         7,660        418,925
Kinder Morgan Management LLC
  (a)........................         3,000        152,910
Murphy Oil Corp. (b).........         8,224        675,519
Newfield Exploration Co.
  (a)(b).....................         5,998        316,994
Noble Energy, Inc. ..........         8,057        586,550
Peabody Energy Corp. (b).....        12,624        643,824
Pioneer Natural Resources Co.
  (b)........................         5,783        284,061
Plains Exploration &
  Production Co. (a).........         5,200        276,328
Quicksilver Resources, Inc.
  (a)........................         5,100        186,303
Range Resources Corp. .......         7,035        446,371
SandRidge Energy, Inc.
  (a)(b).....................         1,342         52,539
Southwestern Energy Co. (a)..        15,746        530,483
Sunoco, Inc. ................         5,542        290,789
Tesoro Corp. ................         6,300        189,000
The Williams Cos., Inc. .....        27,313        900,783
Ultra Petroleum Corp. (a)....         7,065        547,538
Valero Energy Corp. .........        25,895      1,271,703
XTO Energy, Inc. ............        23,752      1,469,299
                                              ------------
                                                20,318,345
                                              ------------
PAPER & FOREST PRODUCTS 0.0% (d)
Domtar Corp. (a)(b)..........        21,374        145,984
                                              ------------
PERSONAL PRODUCTS -- 0.3%
Avon Products, Inc. .........        19,994        790,563
The Estee Lauder Cos., Inc.
  (Class A) (b)..............         4,833        221,593
                                              ------------
                                                 1,012,156
                                              ------------
PHARMACEUTICALS -- 1.1%
Allergan, Inc. ..............        14,194        800,399
Barr Pharmaceuticals, Inc.
  (a)........................         4,941        238,700
Endo Pharmaceuticals
  Holdings, Inc. (a).........         6,287        150,511
Forest Laboratories, Inc.
  (a)........................        14,599        584,106
King Pharmaceuticals, Inc.
  (a)........................        11,000         95,700
Mylan Laboratories, Inc.
  (b)........................        14,445        167,562
Schering-Plough Corp. .......        76,211      1,098,200
Sepracor, Inc. (a)...........         5,113         99,806
Warner Chilcott, Ltd.
  (a)(b).....................         3,894         70,092
                                              ------------
                                                 3,305,076
                                              ------------
REAL ESTATE INVESTMENT TRUSTS -- 0.7%
CapitalSource, Inc. (b)......         7,466         72,196
General Growth Properties,
  Inc. (b)...................        10,682        407,732
Simon Property Group, Inc. ..        10,457        971,560
SL Green Realty Corp. .......         2,700        219,969
Vornado Realty Trust.........         6,600        568,986
                                              ------------
                                                 2,240,443
                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.1%
Brookfield Properties
  Corp. .....................         9,433        182,151
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)...........         9,435        204,174
                                              ------------
                                                   386,325
                                              ------------
ROAD & RAIL -- 0.4%
Hertz Global Holdings, Inc.
  (a)........................         6,117         73,771
J.B. Hunt Transport Services,
  Inc. (b)...................         4,113        129,271
Norfolk Southern Corp. ......        17,565        954,131
                                              ------------
                                                 1,157,173
                                              ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.5%
Advanced Micro Devices, Inc.
  (a)(b).....................        25,608        150,831
Altera Corp. ................        14,262        262,849
Analog Devices, Inc. ........        13,660        403,243
Applied Materials, Inc. .....        63,462      1,238,144
Broadcom Corp. (Class A)
  (a)........................        22,047        424,846
Cypress Semiconductor Corp.
  (a)........................         7,300        172,353
Intel Corp. .................       272,880      5,779,598
Intersil Corp. (Class A).....         6,139        157,588
KLA-Tencor Corp. (b).........         8,653        321,026
Lam Research Corp. (a).......         5,674        216,860
Linear Technology Corp. (b)..         9,765        299,688
LSI Logic Corp. (a)..........        33,006        163,380
Marvell Technology Group,
  Ltd. (a)...................        21,622        235,247
MEMC Electronic Materials,
  Inc. (a)...................        10,784        764,586
Microchip Technology, Inc.
  (b)........................         8,766        286,911
Micron Technology, Inc. (a)..        34,906        208,389
National Semiconductor
  Corp. .....................        12,149        222,570
Novellus Systems, Inc. (a)...         5,404        113,754
NVIDIA Corp. (a).............        26,123        516,974
Texas Instruments, Inc. (b)..        62,180      1,757,828
Varian Semiconductor
  Equipment
Associates, Inc. (a)(b)......         3,480         97,962
Xilinx, Inc. (b).............        13,661        324,449
                                              ------------
                                                14,119,076
                                              ------------
SOFTWARE -- 6.6%
Activision, Inc. (a).........        13,786        376,496
Adobe Systems, Inc. (a)......        25,807        918,471
Autodesk, Inc. (a)...........        10,858        341,810
BEA Systems, Inc. (a)........        16,802        321,758
BMC Software, Inc. (a)(b)....         8,900        289,428
CA, Inc. ....................        19,457        437,782
Citrix Systems, Inc. (a)(b)..         8,626        253,001
Electronic Arts, Inc. (a)....        14,862        741,911
Intuit, Inc. (a)(b)..........        14,350        387,594
McAfee, Inc. (a).............         7,472        247,248
Microsoft Corp. .............       391,306     11,105,264
NAVTEQ Corp. (a).............         4,705        319,940
Oracle Corp. (a).............       184,121      3,601,407
Red Hat, Inc. (a)(b).........         8,920        164,039
Salesforce.com, Inc. (a).....         4,676        270,600
Symantec Corp. (a)...........        39,510        656,656
VMware, Inc. (Class A)
  (a)(b).....................         1,790         76,648
                                              ------------
                                                20,510,053
                                              ------------

SPDR DJ WILSHIRE LARGE CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
SPECIALTY RETAIL -- 3.0%
Abercrombie & Fitch Co. .....         4,023   $    294,242
Advance Auto Parts, Inc. ....         4,324        147,232
American Eagle Outfitters,
  Inc. ......................         8,945        156,627
AutoNation, Inc. (a)(b)......         6,767        101,302
AutoZone, Inc. (a)(b)........         2,045        232,782
Bed Bath & Beyond, Inc. (a)..        12,399        365,770
Best Buy Co., Inc. ..........        16,083        666,801
CarMax, Inc. (a)(b)..........         9,977        193,753
GameStop Corp. (Class A)
  (a)........................         7,018        362,901
Guess ?, Inc. ...............         2,563        103,725
Lowe's Cos., Inc. ...........        68,520      1,571,849
O'Reilly Automotive, Inc.
  (a)........................         5,378        153,381
Office Depot, Inc. (a).......        12,586        139,075
PetSmart, Inc. (b)...........         6,232        127,382
Ross Stores, Inc. ...........         6,666        199,713
Staples, Inc. ...............        33,142        732,770
The Gap, Inc. ...............        24,917        490,367
The Home Depot, Inc. ........        78,723      2,201,882
The TJX Cos., Inc. (b).......        20,379        673,934
Tiffany & Co. ...............         5,921        247,735
Urban Outfitters, Inc.
  (a)(b).....................         5,620        176,187
Williams-Sonoma, Inc. (b)....         4,100         99,384
                                              ------------
                                                 9,438,794
                                              ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.6%
Coach, Inc. (a)..............        16,419        495,033
CROCS, Inc. (a)..............         3,490         60,970
NIKE, Inc. (Class B) (b).....        16,731      1,137,708
Polo Ralph Lauren Corp. (b)..         2,798        163,096
                                              ------------
                                                 1,856,807
                                              ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
Countrywide Financial Corp.
  (b)........................        26,753        147,141
Hudson City Bancorp, Inc. ...        23,023        407,047
TFS Financial Corp. (b)......         4,500         54,135
                                              ------------
                                                   608,323
                                              ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
Fastenal Co. (b).............         6,474        297,351
                                              ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
American Tower Corp. (Class
  A) (a).....................        18,978        744,127
Clearwire Corp. (Class A)
  (a)(b).....................         3,304         48,932
Crown Castle International
  Corp. (a)(b)...............        13,319        459,372
Leap Wireless International,
  Inc. (a)(b)................         2,275        106,015
MetroPCS Communications, Inc.
  (a)(b).....................         8,506        144,602
NII Holdings, Inc. (a).......         8,014        254,685
Sprint Nextel Corp. .........       133,769        894,915
Telephone & Data Systems,
  Inc. ......................         5,020        197,136
US Cellular Corp. (a)(b).....           674         37,070
                                              ------------
                                                 2,886,854
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $311,834,250)........                  310,213,648
                                              ------------
SHORT TERM INVESTMENTS -- 9.3%
MONEY MARKET FUNDS -- 9.3%
STIC Prime Portfolio
  (Cost $1,264,029)..........     1,264,029      1,264,029
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $27,820,403) (e)(f)..    27,820,403     27,820,403
                                              ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $29,084,432).........                   29,084,432
                                              ------------
TOTAL INVESTMENTS -- 109.0%
  Cost $340,918,682).........                  339,298,080
OTHER ASSETS AND
  LIABILITIES -- (9.0)%......                  (27,984,523)
                                              ------------
NET ASSETS -- 100.0%.........                 $311,313,557
                                              ============




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March, 31, 2008.
(c) Affiliated issuer. See table below for more information.
(d) Amount shown represents less than 0.05% of net assets.
(e) Investments of cash collateral for securities loaned.
(f) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

                                      SHARES
                                  PURCHASED FOR  SHARES SOLD
                         NUMBER      THE NINE      FOR THE      NUMBER
                       OF SHARES      MONTHS     NINE MONTHS  OF SHARES
                        HELD AT       ENDED         ENDED      HELD AT
SECURITY DESCRIPTION    6/30/07      3/31/08       3/31/08     3/31/08
--------------------   ---------  -------------  -----------  ---------
State Street Corp. ..    11,842       7,403         1,032       18,213



                        INCOME  REALIZED GAIN
                        EARNED    ON SHARES
                       FOR THE   SOLD DURING
                         NINE      THE NINE
                        MONTHS      MONTHS
                        ENDED       ENDED      MARKET VALUE
SECURITY DESCRIPTION   3/31/08     3/31/08      AT 3/31/08
--------------------   -------  -------------  ------------
State Street Corp. ..   $9,232     $16,369      $1,438,827

SPDR(R) DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 1.9%
Boeing Co. (a)..............          12,117   $    901,141
Honeywell International,
  Inc. .....................          12,228        689,904
Northrop Grumman Corp. .....           5,672        441,338
                                               ------------
                                                  2,032,383
                                               ------------
AUTO COMPONENTS -- 0.4%
Johnson Controls, Inc. (a)..          10,440        352,872
WABCO Holdings, Inc. (a)....             965         44,023
                                               ------------
                                                    396,895
                                               ------------
AUTOMOBILES -- 0.4%
Ford Motor Co. (a)(b).......          38,838        222,153
General Motors Corp. (a)....           8,680        165,354
                                               ------------
                                                    387,507
                                               ------------
BEVERAGES -- 2.9%
Anheuser-Busch Cos., Inc. ..          13,003        616,992
Coca-Cola Enterprises, Inc.
  (a).......................           4,978        120,468
Molson Coors Brewing Co.
  (a).......................           2,634        138,470
The Coca-Cola Co. ..........          37,828      2,302,590
                                               ------------
                                                  3,178,520
                                               ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp. ................           6,668        132,226
                                               ------------
CAPITAL MARKETS -- 4.3%
AllianceBernstein Holding LP
  (a).......................             549         34,796
Ameriprise Financial, Inc.
  (a).......................           4,005        207,659
Federated Investors, Inc.
  (a).......................           1,737         68,021
Invesco, Ltd. (a)...........           7,455        181,604
Janus Capital Group, Inc.
  (a).......................           3,080         71,672
Legg Mason, Inc. (a)........           2,289        128,138
Lehman Brothers Holdings,
  Inc. (a)..................           9,480        356,827
Merrill Lynch & Co., Inc.
  (a).......................          16,185        659,377
Morgan Stanley (a)..........          17,864        816,385
Northern Trust Corp. .......           3,486        231,714
Och-Ziff Capital Management
  Group LLC.................             535         11,235
The Bank of New York Mellon
  Corp. ....................          20,325        848,162
The Goldman Sachs Group,
  Inc. .....................           6,390      1,056,842
                                               ------------
                                                  4,672,432
                                               ------------
CHEMICALS -- 2.1%
Air Products & Chemicals,
  Inc. .....................           3,548        326,416
Ashland, Inc. ..............           1,001         47,347
E. I. du Pont de Nemours &
  Co. (a)...................          16,111        753,350
Eastman Chemical Co. (a)....           1,382         86,306
International Flavors &
  Fragrances, Inc. .........           1,435         63,212
Lubrizol Corp. (a)..........           1,223         67,889
PPG Industries, Inc. .......           2,921        176,750
Rohm & Haas Co. (a).........           2,656        143,636
The Dow Chemical Co. (a)....          16,734        616,648
                                               ------------
                                                  2,281,554
                                               ------------
COMMERCIAL BANKS -- 5.7%
Associated Bancorp..........           2,069         55,097
BB&T Corp. (a)..............           9,789        313,835
City National Corp. (a).....             705         34,869
Comerica, Inc. (a)..........           2,724         95,558
Commerce Bancshares, Inc.
  (a).......................           1,292         54,303
Fifth Third Bancorp (a).....           8,629        180,519
Huntington Bancshares, Inc.
  (a).......................           6,598         70,929
Keycorp (a).................           6,543        143,619
M&T Bank Corp. (a)..........           1,333        107,280
Marshall & Ilsley Corp.
  (a).......................           4,539        105,305
National City Corp. (a).....          10,208        101,570
PNC Financial Services
  Group, Inc. (a)...........           6,081        398,731
Popular, Inc. (a)...........           4,448         51,864
Regions Financial Corp.
  (a).......................          12,486        246,598
SunTrust Banks, Inc. (a)....           6,232        343,632
Synovus Financial Corp.
  (a).......................           4,909         54,294
TCF Financial Corp. (a).....           2,256         40,428
U.S. Bancorp (a)............          30,637        991,413
UnionBanCal Corp. (a).......             929         45,595
Wachovia Corp. (a)..........          35,233        951,291
Wells Fargo & Co. (a).......          56,725      1,650,697
Zions Bancorp (a)...........           1,936         88,185
                                               ------------
                                                  6,125,612
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 0.3%
Avery Dennison Corp. .......           1,751         86,237
Pitney Bowes, Inc. (a)......           3,896        136,438
R.R. Donnelley & Sons Co.
  (a).......................           3,877        117,512
                                               ------------
                                                    340,187
                                               ------------
COMPUTERS & PERIPHERALS -- 3.0%
International Business
  Machines Corp. ...........          24,277      2,795,254
Seagate Technology (a)......           9,450        197,883
Sun Microsystems, Inc.
  (a)(b)....................          13,954        216,705
                                               ------------
                                                  3,209,842
                                               ------------
CONSTRUCTION & ENGINEERING 0.0% (c)
URS Corp. (a)(b)............           1,349         44,099
                                               ------------
CONSTRUCTION MATERIALS -- 0.1%
Vulcan Materials Co. (a)....           1,569        104,182
                                               ------------
CONSUMER FINANCE -- 0.4%
Capital One Financial Corp.
  (a).......................           6,589        324,311
Discover Financial Services
  (a).......................           7,682        125,754
                                               ------------
                                                    450,065
                                               ------------
CONTAINERS & PACKAGING -- 0.2%
Bemis Co., Inc. (a).........           1,953         49,665
Owens-Illinois, Inc. (b)....           2,711        152,982
Sonoco Products Co. (a).....           1,840         52,679
                                               ------------
                                                    255,326
                                               ------------
DISTRIBUTORS -- 0.1%
Genuine Parts Co. ..........           2,979        119,815
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 7.0%
Bank of America Corp. (a)...          79,947      3,030,791
CIT Group, Inc. (a).........           3,486         41,309
Citigroup, Inc. ............          92,193      1,974,774
JPMorgan Chase & Co. .......          60,134      2,582,755
                                               ------------
                                                  7,629,629
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 6.0%
AT&T, Inc. .................         107,290      4,109,207
CenturyTel, Inc. ...........           1,961         65,184
Citizens Communications Co.
  (a).......................           6,070         63,674
Embarq Corp. ...............           2,678        107,388
Qwest Communications
  International, Inc.
  (a)(b)....................          26,952        122,093

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Verizon Communications, Inc.
  (a).......................          51,492   $  1,876,883
Windstream Corp. (a)........           8,300         99,185
                                               ------------
                                                  6,443,614
                                               ------------
ELECTRIC UTILITIES -- 4.0%
American Electric Power Co.,
  Inc. (a)..................           7,054        293,658
DPL, Inc. (a)...............           1,977         50,690
Duke Energy Corp. (a).......          22,400        399,840
Edison International (a)....           5,331        261,326
Entergy Corp. ..............           3,479        379,489
Exelon Corp. (a)............          11,794        958,499
FirstEnergy Corp. (a).......           5,457        374,459
FPL Group, Inc. ............           6,672        418,601
Northeast Utilities (a).....           2,764         67,829
Pepco Holdings, Inc. (a)....           3,666         90,624
Pinnacle West Capital Corp.
  (a).......................           1,739         61,004
PPL Corp. (a)...............           6,611        303,577
Progress Energy, Inc. (a)...           4,616        192,487
The Southern Co. (a)........          13,510        481,091
                                               ------------
                                                  4,333,174
                                               ------------
ELECTRICAL EQUIPMENT -- 1.0%
Cooper Industries, Ltd. ....           3,514        141,087
Emerson Electric Co. .......          14,161        728,725
Hubbell, Inc. (Class B)
  (a).......................           1,024         44,738
Rockwell Automation, Inc.
  (a).......................           2,416        138,727
                                               ------------
                                                  1,053,277
                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 0.1%
Arrow Electronics, Inc.
  (b).......................           2,132         71,742
                                               ------------
FOOD & STAPLES RETAILING -- 0.6%
Safeway, Inc. (a)...........           7,820        229,517
SUPERVALU, Inc. (a).........           3,889        116,592
The Kroger Co. .............          11,199        284,455
                                               ------------
                                                    630,564
                                               ------------
FOOD PRODUCTS -- 2.4%
Bunge, Ltd. (a).............           2,123        184,446
Campbell Soup Co. (a).......           4,314        146,460
ConAgra Foods, Inc. ........           8,719        208,820
General Mills, Inc. ........           6,040        361,675
H.J. Heinz Co. .............           5,393        253,309
Hormel Foods Corp. (a)......           1,328         55,325
Kellogg Co. (a).............           4,423        232,473
Kraft Foods, Inc. (a).......          25,088        777,979
McCormick & Co., Inc. (a)...           2,053         75,899
Sara Lee Corp. (a)..........          12,969        181,307
Smithfield Foods, Inc.
  (a)(b)....................           2,199         56,646
Tyson Foods, Inc. (Class A)
  (a).......................           4,828         77,007
                                               ------------
                                                  2,611,346
                                               ------------
GAS UTILITIES -- 0.1%
National Fuel Gas Co. (a)...           1,201         56,699
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.4%
Covidien, Ltd. .............           8,739        386,701
Hill-Rom Holdings, Inc. ....           1,017         48,612
                                               ------------
                                                    435,313
                                               ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.1%
Laboratory Corp. of America
  Holdings (a)(b)...........           1,935        142,571
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 1.4%
Carnival Corp. (a)..........           7,487        303,074
McDonald's Corp. ...........          20,442      1,140,050
Royal Caribbean Cruises,
  Ltd. (a)..................           2,453         80,704
                                               ------------
                                                  1,523,828
                                               ------------
HOUSEHOLD DURABLES -- 0.8%
Black & Decker Corp. (a)....           1,113         73,569
Centex Corp. (a)............           2,026         49,049
D.R. Horton, Inc. (a).......           4,705         74,104
Fortune Brands, Inc. (a)....           2,706        188,067
Icahn Enterprises LP........              82          6,765
Leggett & Platt, Inc. (a)...           3,201         48,815
Mohawk Industries, Inc.
  (a)(b)....................           1,000         71,610
Newell Rubbermaid, Inc.
  (a).......................           4,902        112,109
NVR, Inc. (b)...............              91         54,373
The Stanley Works (a).......           1,430         68,097
Whirlpool Corp. (a).........           1,321        114,636
                                               ------------
                                                    861,194
                                               ------------
HOUSEHOLD PRODUCTS -- 0.5%
Kimberly-Clark Corp. .......           7,614        491,484
                                               ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.2%
Calpine Corp. (b)...........           6,128        112,878
Reliant Energy, Inc.
  (a)(b)....................           5,946        140,623
                                               ------------
                                                    253,501
                                               ------------
INDUSTRIAL CONGLOMERATES -- 6.7%
General Electric Co. .......         177,545      6,570,940
Textron, Inc. ..............           4,478        248,171
Tyco International, Ltd.
  (a).......................           8,573        377,641
                                               ------------
                                                  7,196,752
                                               ------------
INSURANCE -- 7.0%
ACE, Ltd. ..................           5,795        319,073
American International
  Group, Inc. (a)...........          39,571      1,711,446
AON Corp. ..................           4,632        186,206
Chubb Corp. (a).............           6,538        323,500
Cincinnati Financial Corp.
  (a).......................           2,860        108,794
CNA Financial Corp. (a).....             455         11,734
Everest Re Group, Ltd. .....           1,128        100,990
Fidelity National Financial,
  Inc. (a)..................           3,762         68,957
First American Corp. (a)....           1,448         49,145
Genworth Financial, Inc.
  (Class A).................           7,901        178,879
Hartford Financial Services
  Group, Inc. ..............           5,619        425,752
Lincoln National Corp. (a)..           4,816        250,432
Loews Corp. (a).............           8,089        325,340
Markel Corp. (b)............             172         75,675
Marsh & McLennan Cos., Inc.
  (a).......................           9,160        223,046
MetLife, Inc. ..............           7,662        461,712
Nationwide Financial
  Services, Inc. (Class A)..             932         44,065
Old Republic International
  Corp. (a).................           4,225         54,545
PartnerRe, Ltd. (a).........             965         73,630
Principal Financial Group,
  Inc. (a)..................           4,640        258,541
Protective Life Corp. (a)...           1,279         51,876
Prudential Financial, Inc.
  (a).......................           7,901        618,253
RenaissanceRe Holdings, Ltd.
  (a).......................           1,165         60,475
SAFECO Corp. (a)............           1,683         73,850
The Allstate Corp. .........           9,918        476,659

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
The Travelers Cos., Inc.
  (a).......................          10,985   $    525,632
Torchmark Corp. (a).........           1,656         99,542
Transatlantic Holdings, Inc.
  (a).......................             482         31,981
Unitrin, Inc. (a)...........             922         32,583
Unum Group..................           6,484        142,713
White Mountains Insurance
  Group, Ltd. (a)...........             138         66,240
XL Capital, Ltd. (Class A)
  (a).......................           3,223         95,240
                                               ------------
                                                  7,526,506
                                               ------------
IT SERVICES -- 0.2%
Computer Sciences Corp.
  (a)(b)....................           2,765        112,784
Electronic Data Systems
  Corp. ....................           9,053        150,733
                                               ------------
                                                    263,517
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Eastman Kodak Co. (a).......           5,058         89,375
Hasbro, Inc. (a)............           2,499         69,722
Mattel, Inc. ...............           6,423        127,818
                                               ------------
                                                    286,915
                                               ------------
MACHINERY -- 0.9%
Dover Corp. ................           3,358        140,297
Eaton Corp. ................           2,672        212,878
Ingersoll-Rand Co., Ltd.
  (Class A) (a).............           4,782        213,182
Parker-Hannifin Corp. (a)...           2,957        204,831
Pentair, Inc. (a)...........           1,853         59,111
SPX Corp. (a)...............             954        100,075
                                               ------------
                                                    930,374
                                               ------------
MEDIA -- 1.3%
CBS Corp. (a)...............          10,775        237,912
Gannett Co., Inc. (a).......           4,094        118,931
The New York Times Co.
  (Class A) (a).............           2,171         40,988
The Walt Disney Co. ........          31,316        982,696
The Washington Post Co.
  (a).......................             101         66,812
                                               ------------
                                                  1,447,339
                                               ------------
METALS & MINING -- 0.7%
Alcoa, Inc. ................          14,420        519,985
United States Steel Corp. ..           2,159        273,912
                                               ------------
                                                    793,897
                                               ------------
MULTI-UTILITIES -- 2.1%
Alliant Energy Corp. .......           2,067         72,366
Ameren Corp. (a)............           3,697        162,816
CenterPoint Energy, Inc.
  (a).......................           4,979         71,050
CMS Energy Corp. (a)........           3,820         51,723
Consolidated Edison, Inc.
  (a).......................           4,779        189,726
Dominion Resources, Inc.
  (a).......................          10,250        418,610
DTE Energy Co. (a)..........           2,977        115,775
Energy East Corp. (a).......           2,732         65,896
Integrys Energy Group, Inc.
  (a).......................           1,359         63,384
MDU Resources Group, Inc.
  (a).......................           3,024         74,239
NiSource, Inc. .............           4,804         82,821
NSTAR (a)...................           1,850         56,295
PG&E Corp. (a)..............           6,178        227,474
SCANA Corp. (a).............           1,837         67,197
Sempra Energy...............           4,181        222,764
TECO Energy, Inc. (a).......           3,585         57,181
Wisconsin Energy Corp. (a)..           2,046         90,004
Xcel Energy, Inc. (a).......           7,525        150,124
                                               ------------
                                                  2,239,445
                                               ------------
MULTILINE RETAIL -- 0.1%
Sears Holdings Corp.
  (a)(b)....................           1,385        141,395
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 14.6%
Boardwalk Pipeline Partners
  LP........................             566         13,929
Chevron Corp. (a)...........          36,909      3,150,552
ConocoPhillips..............          25,676      1,956,768
El Paso Corp. (a)...........          12,545        208,749
Enbridge Energy Partners LP
  (a).......................           1,103         52,448
Energy Transfer Partners
  LP........................           1,340         61,198
Enterprise Products Partners
  LP........................           5,031        149,421
Exxon Mobil Corp. (a).......          95,699      8,094,221
Forest Oil Corp. (a)(b).....           1,334         65,313
Marathon Oil Corp. (a)......          12,657        577,159
Occidental Petroleum Corp.
  (a).......................          14,597      1,068,062
ONEOK Partners LP (a).......             833         47,898
Plains All American Pipeline
  LP........................           1,637         77,823
Spectra Energy Corp. (a)....          11,347        258,144
Teekay Corp. (a)............             774         32,872
                                               ------------
                                                 15,814,557
                                               ------------
PAPER & FOREST PRODUCTS -- 0.5%
International Paper Co.
  (a).......................           7,680        208,896
MeadWestvaco Corp. (a)......           3,180         86,560
Weyerhaeuser Co. (a)........           3,690        239,997
                                               ------------
                                                    535,453
                                               ------------
PHARMACEUTICALS -- 10.5%
Abbott Laboratories (a).....          27,325      1,506,974
Bristol-Myers Squibb Co. ...          35,129        748,248
Eli Lilly & Co. ............          17,309        892,971
Johnson & Johnson...........          50,347      3,266,010
Merck & Co., Inc. ..........          38,653      1,466,882
Pfizer, Inc. ...............         121,367      2,540,211
Wyeth.......................          23,674        988,626
                                               ------------
                                                 11,409,922
                                               ------------
REAL ESTATE INVESTMENT TRUSTS -- 2.5%
AMB Property Corp. .........           1,711         93,113
Annaly Capital Management,
  Inc. .....................           8,203        125,670
Apartment Investment &
  Management Co. (Class A)
  (a).......................           1,853         66,356
Avalonbay Communities, Inc.
  (a).......................           1,423        137,348
Boston Properties, Inc.
  (a).......................           2,127        195,833
Camden Property Trust (a)...             895         44,929
Developers Diversified
  Realty Corp. (a)..........           2,203         92,262
Duke Realty Corp. ..........           2,651         60,469
Equity Residential..........           4,929        204,504
Federal Realty Investment
  Trust (a).................           1,043         81,302
HCP, Inc. (a)...............           3,914        132,332
Hospitality Properties Trust
  (a).......................           1,643         55,895
Host Hotels & Resorts, Inc.
  (a).......................           9,263        147,467
iStar Financial, Inc. (a)...           2,270         31,848
Kimco Realty Corp. (a)......           3,888        152,293
Liberty Property Trust......           1,631         50,740
Mack-Cali Realty Corp. .....           1,218         43,495
Plum Creek Timber Co., Inc.
  (a).......................           3,193        129,955
ProLogis....................           4,542        267,342
Public Storage (a)..........           2,261        200,370

SPDR DJ WILSHIRE LARGE CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Regency Centers Corp. ......           1,240   $     80,302
The Macerich Co. ...........           1,235         86,783
UDR, Inc. (a)...............           2,344         57,475
Ventas, Inc. ...............           2,395        107,560
Weingarten Realty Investors
  (a).......................           1,351         46,528
                                               ------------
                                                  2,692,171
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT 0.0% (c)
Forest City Enterprises,
  Inc. (a)..................           1,247         45,890
                                               ------------
ROAD & RAIL -- 1.4%
Burlington Northern Santa Fe
  Corp. (a).................           5,528        509,792
CSX Corp. ..................           7,132        399,891
Union Pacific Corp. (a).....           4,664        584,773
                                               ------------
                                                  1,494,456
                                               ------------
SOFTWARE -- 0.1%
Cadence Design Systems, Inc.
  (a)(b)....................           4,850         51,798
Synopsys, Inc. (a)(b).......           2,510         57,002
                                               ------------
                                                    108,800
                                               ------------
SPECIALTY RETAIL -- 0.2%
Limited Brands, Inc. (a)....           5,627         96,221
The Sherwin-Williams Co.
  (a).......................           1,794         91,566
                                               ------------
                                                    187,787
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.1%
V. F. Corp. ................           1,536        119,055
                                               ------------
THRIFTS & MORTGAGE FINANCE -- 1.0%
Fannie Mae..................          17,554        462,021
Freddie Mac.................          11,416        289,053
New York Community Bancorp,
  Inc. (a)..................           5,664        103,198
People's United Financial,
  Inc. (a)..................           3,002         51,965
Sovereign Bancorp, Inc.
  (a).......................           5,804         54,093
Washington Mutual, Inc.
  (a).......................          15,380        158,414
                                               ------------
                                                  1,118,744
                                               ------------
TOBACCO -- 2.9%
Altria Group, Inc. .........          37,293        827,904
Loews Corp.-Carolina Group
  (a).......................           1,914        138,861
Philip Morris International,
  Inc. (b)..................          37,293      1,886,280
Reynolds American, Inc.
  (a).......................           3,041        179,510
UST, Inc. ..................           2,617        142,679
                                               ------------
                                                  3,175,234
                                               ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.1%
W.W. Grainger, Inc. (a).....           1,151         87,925
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $116,408,653).......                    107,884,715
                                               ------------
SHORT TERM INVESTMENTS -- 18.6%
MONEY MARKET FUNDS -- 18.6%
STIC Prime Portfolio
  (Cost $951,238)...........         951,238        951,238
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $19,201,719)
  (d)(e)....................      19,201,719     19,201,719
                                               ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $20,152,957)........                     20,152,957
                                               ------------
TOTAL INVESTMENTS -- 118.3%
  (Cost $136,561,610).......                    128,037,672
OTHER ASSETS AND
  LIABILITIES -- (18.3)%....                    (19,766,205)
                                               ------------
NET ASSETS -- 100.0%........                   $108,271,467
                                               ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Amount shown represents less than 0.05% of net assets.
(d) Investments of cash collateral for securities loaned.
(e) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 0.8%
Alliant Techsystems, Inc.
  (a)(b)......................            494   $    51,144
BE Aerospace, Inc. (b)........          1,390        48,580
DRS Technologies, Inc. (a)....            620        36,134
Spirit Aerosystems Holdings,
  Inc. (a)(b).................          1,541        34,179
                                                -----------
                                                    170,037
                                                -----------
AIRLINES -- 0.8%
AMR Corp. (a)(b)..............          3,485        31,435
Continental Airlines, Inc.
  (Class B) (a)(b)............          1,486        28,576
Delta Air Lines, Inc. (a)(b)..          4,412        37,943
Northwest Airlines Corp.
  (a)(b)......................          3,530        31,734
UAL Corp. (a)(b)..............          1,745        37,570
                                                -----------
                                                    167,258
                                                -----------
AUTO COMPONENTS -- 0.6%
Gentex Corp. (a)..............          2,163        37,096
Lear Corp. (b)................            976        25,288
TRW Automotive Holdings Corp.
  (b).........................            803        18,766
WABCO Holdings, Inc. (a)......            856        39,051
                                                -----------
                                                    120,201
                                                -----------
BEVERAGES -- 0.7%
Central European Distribution
  Corp. (b)...................            495        28,804
Constellation Brands, Inc.
  (Class A) (a)(b)............          2,903        51,296
Hansen Natural Corp. (a)(b)...          1,110        39,183
PepsiAmericas, Inc. (a).......            931        23,769
                                                -----------
                                                    143,052
                                                -----------
BIOTECHNOLOGY -- 2.1%
Abraxis Bioscience, Inc. (b)..             87         5,140
Alexion Pharmaceuticals, Inc.
  (a)(b)......................            561        33,267
Amylin Pharmaceuticals, Inc.
  (a)(b)......................          2,036        59,472
BioMarin Pharmaceutical, Inc.
  (a)(b)......................          1,444        51,074
Cephalon, Inc. (a)(b).........          1,022        65,817
ImClone Systems, Inc. (a)(b)..            902        38,263
Millennium Pharmaceuticals,
  Inc. (a)(b).................          4,833        74,718
Onyx Pharmaceuticals, Inc.
  (a)(b)......................            825        23,950
OSI Pharmaceuticals, Inc.
  (a)(b)......................            877        32,791
Vertex Pharmaceuticals, Inc.
  (a)(b)......................          2,097        50,097
                                                -----------
                                                    434,589
                                                -----------
BUILDING PRODUCTS -- 0.5%
Armstrong World Industries,
  Inc. (a)....................            269         9,592
Lennox International, Inc.
  (a).........................            912        32,805
Owens Corning, Inc. (a)(b)....          1,338        24,258
USG Corp. (a)(b)..............          1,094        40,281
                                                -----------
                                                    106,936
                                                -----------
CAPITAL MARKETS -- 2.6%
Affiliated Managers Group,
  Inc. (a)(b).................            450        40,833
E*TRADE Financial Corp.
  (a)(b)......................          6,306        24,341
Eaton Vance Corp. (a).........          1,788        54,552
Federated Investors, Inc.
  (a).........................          1,448        56,704
Fortress Investment Group LLC
  (Class A) (a)...............            596         7,319
GFI Group, Inc. (a)...........            244        13,981
GLG Partners, Inc. (a)(b).....          2,996        35,562
Investment Technology Group,
  Inc. (a)(b).................            656        30,294
Janus Capital Group, Inc. ....          2,464        57,337
Jefferies Group, Inc. (a).....          1,630        26,292
MF Global, Ltd. (b)...........          1,403        13,904
Raymond James Financial, Inc.
  (a).........................          1,477        33,941
SEI Investments Co. (a).......          2,142        52,886
The Blackstone Group LP (a)...          2,200        34,936
Waddell & Reed Financial, Inc.
  (Class A) (a)...............          1,266        40,677
                                                -----------
                                                    523,559
                                                -----------
CHEMICALS -- 3.0%
Airgas, Inc. (a)..............          1,066        48,471
Albemarle Corp. (a)...........          1,165        42,546
Ashland, Inc. ................            846        40,016
Cytec Industries, Inc. .......            631        33,979
FMC Corp. (a).................          1,093        60,651
Hercules, Inc. (a)............          1,756        32,117
Huntsman Corp. ...............          1,448        34,100
International Flavors &
  Fragrances, Inc. (a)........          1,125        49,556
Lubrizol Corp. (a)............          1,036        57,508
Nalco Holding Co. (a).........          2,180        46,107
Rockwood Holdings, Inc.
  (a)(b)......................            361        11,830
RPM International, Inc. (a)...          1,831        38,341
Terra Industries, Inc. (b)....          1,352        48,037
Terra Nitrogen Co. LP.........            111        12,382
The Scotts Miracle-Gro Co.
  (Class A) (a)...............            651        21,105
Valhi, Inc. (a)...............            168         3,930
Valspar Corp. (a).............          1,426        28,292
                                                -----------
                                                    608,968
                                                -----------
COMMERCIAL BANKS -- 2.7%
Associated Bancorp (a)........          1,799        47,907
Bank of Hawaii Corp. (a)......            717        35,535
BOK Financial Corp. (a).......            344        17,967
City National Corp. ..........            598        29,577
Commerce Bancshares, Inc.
  (a).........................          1,026        43,123
Cullen/Frost Bankers, Inc.
  (a).........................            883        46,834
First Horizon National Corp.
  (a).........................          1,897        26,577
Fulton Financial Corp. (a)....          2,619        32,187
Huntington Bancshares, Inc.
  (a).........................          5,535        59,501
PNC Financial Services Group,
  Inc. .......................              1            66
Popular, Inc. (a).............          3,816        44,495
Synovus Financial Corp. (a)...          4,135        45,733
TCF Financial Corp. (a).......          1,791        32,095
The Colonial BancGroup, Inc.
  (a).........................          2,302        22,168
Valley National Bancorp (a)...          1,829        35,135
Wilmington Trust Corp. (a)....          1,030        32,033
                                                -----------
                                                    550,933
                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 4.3%
Allied Waste Industries, Inc.
  (a)(b)......................          4,318        46,678
ChoicePoint, Inc. (a)(b)......          1,032        49,123
Cintas Corp. .................          1,978        56,452
Copart, Inc. (a)(b)...........            999        38,721
Corrections Corp. of America
  (b).........................          1,843        50,719
Covanta Holding Corp. (a)(b)..          1,618        44,495
Dun & Bradstreet Corp. .......            848        69,010
EnergySolutions, Inc. (a).....            426         9,773
Equifax, Inc. (a).............          1,958        67,512

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
FTI Consulting, Inc. (a)(b)...            726   $    51,575
IHS, Inc. (Class A) (a)(b)....            470        30,226
Manpower, Inc. (a)............          1,203        67,681
Monster Worldwide, Inc.
  (a)(b)......................          1,716        41,544
Robert Half International,
  Inc. (a)....................          2,363        60,824
Steelcase, Inc. (Class A)
  (a).........................            898         9,932
Stericycle, Inc. (a)(b).......          1,333        68,650
The Brink's Co. (a)...........            556        37,352
Waste Connections, Inc.
  (a)(b)......................          1,033        31,754
Watson Wyatt Worldwide, Inc.
  (Class A)...................            640        36,320
                                                -----------
                                                    868,341
                                                -----------
COMMUNICATIONS EQUIPMENT -- 1.1%
CIENA Corp. (a)(b)............          1,314        40,511
CommScope, Inc. (a)(b)........            974        33,924
EchoStar Corp. (Class A)
  (a)(b)......................            631        18,640
Foundry Networks, Inc.
  (a)(b)......................          1,860        21,539
JDS Uniphase Corp. (a)(b).....          3,228        43,223
Polycom, Inc. (a)(b)..........          1,384        31,195
Tellabs, Inc. (a)(b)..........          5,777        31,485
                                                -----------
                                                    220,517
                                                -----------
COMPUTERS & PERIPHERALS -- 1.2%
Brocade Communications
  Systems, Inc. (a)(b)........          5,621        41,033
Lexmark International, Inc.
  (a)(b)......................          1,428        43,868
NCR Corp. (a)(b)..............          2,679        61,162
QLogic Corp. (b)..............          2,067        31,728
Teradata Corp. (b)............          2,726        60,136
                                                -----------
                                                    237,927
                                                -----------
CONSTRUCTION & ENGINEERING -- 1.2%
Aecom Technology Corp.
  (a)(b)......................          1,114        28,975
KBR, Inc. (a).................          2,531        70,185
Quanta Services, Inc. (a)(b)..          2,568        59,501
The Shaw Group, Inc. (a)(b)...          1,160        54,682
URS Corp. (a)(b)..............          1,206        39,424
                                                -----------
                                                    252,767
                                                -----------
CONSTRUCTION MATERIALS -- 0.3%
Martin Marietta Materials,
  Inc. (a)....................            623        66,144
                                                -----------
CONSUMER FINANCE -- 0.0% (c)
The Student Loan Corp. (a)....             58         5,736
                                                -----------
CONTAINERS & PACKAGING -- 2.2%
Aptargroup, Inc. (a)..........            967        37,645
Ball Corp. (a)................          1,474        67,716
Bemis Co., Inc. (a)...........          1,518        38,603
Crown Holdings, Inc. (b)......          2,413        60,711
Greif, Inc. (Class A) (a).....            464        31,519
Packaging Corp. of America
  (a).........................          1,405        31,374
Pactiv Corp. (a)(b)...........          1,969        51,607
Sealed Air Corp. (a)..........          2,435        61,484
Smurfit-Stone Container Corp.
  (a)(b)......................          3,833        29,514
Sonoco Products Co. (a).......          1,501        42,974
                                                -----------
                                                    453,147
                                                -----------
DISTRIBUTORS -- 0.2%
LKQ Corp. (b).................          1,868        41,974
                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 1.0%
DeVry, Inc. ..................            935        39,120
ITT Educational Services, Inc.
  (a)(b)......................            600        27,558
Service Corp. International
  (a).........................          4,147        42,051
Sotheby's (a).................          1,005        29,055
Strayer Education, Inc. (a)...            215        32,787
Weight Watchers International,
  Inc. .......................            546        25,296
                                                -----------
                                                    195,867
                                                -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.6%
CIT Group, Inc. ..............          2,863        33,926
MSCI, Inc. (Class A) (a)(b)...            193         5,742
The Nasdaq OMX Group, Inc.
  (a)(b)......................          2,100        81,186
                                                -----------
                                                    120,854
                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.9%
CenturyTel, Inc. (a)..........          1,667        55,411
Citizens Communications Co.
  (a).........................          4,949        51,915
Level 3 Communications, Inc.
  (a)(b)......................         23,046        48,857
Time Warner Telecom, Inc.
  (Class A) (a)(b)............          2,191        33,939
                                                -----------
                                                    190,122
                                                -----------
ELECTRIC UTILITIES -- 1.5%
DPL, Inc. (a).................          1,706        43,742
Great Plains Energy, Inc.
  (a).........................          1,298        31,996
ITC Holdings Corp. (a)........            730        38,004
Northeast Utilities...........          2,319        56,908
Pinnacle West Capital Corp.
  (a).........................          1,498        52,550
Sierra Pacific Resources......          3,529        44,571
Westar Energy, Inc. ..........          1,509        34,360
                                                -----------
                                                    302,131
                                                -----------
ELECTRICAL EQUIPMENT -- 1.4%
AMETEK, Inc. .................          1,601        70,300
General Cable Corp. (a)(b)....            789        46,606
Hubbell, Inc. (Class B) (a)...            782        34,166
Roper Industries, Inc. (a)....          1,333        79,234
Thomas & Betts Corp. (a)(b)...            885        32,187
Woodward Governor Co. ........            875        23,380
                                                -----------
                                                    285,873
                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.7%
Anixter International, Inc.
  (a)(b)......................            485        31,059
Arrow Electronics, Inc. (b)...          1,870        62,926
Avnet, Inc. (b)...............          2,257        73,872
AVX Corp. (a).................            753         9,646
Dolby Laboratories, Inc. (b)..            683        24,766
FLIR Systems, Inc. (a)(b).....          2,050        61,685
Ingram Micro, Inc. (Class A)
  (a)(b)......................          2,281        36,108
Itron, Inc. (a)(b)............            462        41,686
Jabil Circuit, Inc. (a).......          2,766        26,166
Mettler-Toledo International,
  Inc. (a)(b).................            544        52,833
Molex, Inc. (a)...............          2,075        48,057
National Instruments Corp.
  (a).........................            869        22,716
Trimble Navigation, Ltd.
  (a)(b)......................          1,814        51,862
                                                -----------
                                                    543,382
                                                -----------
ENERGY EQUIPMENT & SERVICES -- 3.2%
Atwood Oceanics, Inc. (b).....            415        38,064
Dresser-Rand Group, Inc. (b)..          1,290        39,668
Exterran Holdings, Inc.
  (a)(b)......................            995        64,217
Global Industries, Ltd.
  (a)(b)......................          1,303        20,965
Helix Energy Solutions Group,
  Inc. (a)(b).................          1,260        39,690
Helmerich & Payne, Inc. ......          1,443        67,633
Hercules Offshore, Inc.
  (a)(b)......................          1,316        33,058

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Oceaneering International,
  Inc. (a)(b).................            823   $    51,849
Patterson-UTI Energy, Inc.
  (a).........................          2,340        61,261
Rowan Cos., Inc. (a)..........          1,669        68,730
SEACOR Holdings, Inc. (b).....            356        30,388
Superior Energy Services, Inc.
  (a)(b)......................          1,186        46,989
Tidewater, Inc. (a)...........            820        45,190
Unit Corp. (b)................            689        39,032
                                                -----------
                                                    646,734
                                                -----------
FOOD & STAPLES RETAILING -- 0.3%
BJ'S Wholesale Club, Inc.
  (b).........................            980        34,976
Rite Aid Corp. (a)(b).........          8,031        23,611
                                                -----------
                                                     58,587
                                                -----------
FOOD PRODUCTS -- 1.8%
Corn Products International,
  Inc. (a)....................          1,118        41,523
Dean Foods Co. (a)............          2,270        45,604
Flowers Foods, Inc. (a).......          1,274        31,532
Fresh Del Monte Produce, Inc.
  (b).........................            676        24,606
McCormick & Co., Inc. (a).....          1,722        63,662
Smithfield Foods, Inc.
  (a)(b)......................          1,891        48,712
The J.M. Smucker Co. .........            863        43,676
Tyson Foods, Inc. (Class A)...          4,170        66,512
                                                -----------
                                                    365,827
                                                -----------
GAS UTILITIES -- 1.6%
AGL Resources, Inc. (a).......          1,177        40,395
Atmos Energy Corp. (a)........          1,338        34,119
Energen Corp. (a).............            984        61,303
National Fuel Gas Co. (a).....          1,061        50,090
ONEOK, Inc. (a)...............          1,465        65,383
Southern Union Co. ...........          1,520        35,370
UGI Corp. (a).................          1,585        39,498
                                                -----------
                                                    326,158
                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.8%
Beckman Coulter, Inc. (a).....            946        61,064
Edwards Lifesciences Corp.
  (a)(b)......................            843        37,556
Gen-Probe, Inc. (a)(b)........            793        38,223
Hill-Rom Holdings, Inc. ......            934        44,645
IDEXX Laboratories, Inc.
  (a)(b)......................            925        45,566
Immucor, Inc. (a)(b)..........          1,025        21,874
Inverness Medical Innovations,
  Inc. (a)(b).................          1,164        35,036
Kinetic Concepts, Inc.
  (a)(b)......................            793        36,660
ResMed, Inc. (a)(b)...........          1,167        49,224
                                                -----------
                                                    369,848
                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 1.9%
Brookdale Senior Living, Inc.
  (a).........................            576        13,766
Community Health Systems, Inc.
  (a)(b)......................          1,446        48,542
Lincare Holdings, Inc. (b)....          1,105        31,062
Omnicare, Inc. (a)............          1,829        33,215
Patterson Cos., Inc. (a)(b)...          1,951        70,821
Pediatrix Medical Group, Inc.
  (a)(b)......................            731        49,269
Tenet Healthcare Corp.
  (a)(b)......................          7,142        40,424
Universal Health Services,
  Inc. (Class B) (a)..........            730        39,194
VCA Antech, Inc. (a)(b).......          1,257        34,379
WellCare Health Plans, Inc.
  (a)(b)......................            600        23,370
                                                -----------
                                                    384,042
                                                -----------
HEALTH CARE TECHNOLOGY -- 0.5%
Cerner Corp. (a)(b)...........            963        35,900
IMS Health, Inc. .............          2,768        58,156
                                                -----------
                                                     94,056
                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 2.2%
Bally Technologies, Inc. (b)..            747        25,652
Boyd Gaming Corp. (a).........            828        16,560
Brinker International, Inc.
  (a).........................          1,512        28,047
Burger King Holdings, Inc.
  (a).........................            773        21,381
Chipotle Mexican Grill, Inc.
  (a)(b)......................            491        55,694
Choice Hotels International,
  Inc. (a)....................            490        16,714
Darden Restaurants, Inc. (a)..          1,984        64,579
International Speedway Corp.
  (Class A) (a)...............            489        20,147
Orient-Express Hotels, Ltd.
  (Class A) (a)...............            598        25,810
Penn National Gaming, Inc.
  (a)(b)......................          1,122        49,065
Scientific Games Corp. (Class
  A) (a)(b)...................          1,002        21,152
Wendy's International, Inc. ..          1,314        30,301
WMS Industries, Inc. (a)(b)...            680        24,460
Wyndham Worldwide Corp. ......          2,697        55,774
                                                -----------
                                                    455,336
                                                -----------
HOUSEHOLD DURABLES -- 3.2%
The Black & Decker Corp. (a)..            920        60,812
Centex Corp. (a)..............          1,836        44,450
D.R. Horton, Inc. (a).........          4,126        64,984
Harman International
  Industries, Inc. (a)........            913        39,752
KB HOME (a)...................          1,172        28,984
Leggett & Platt, Inc. (a).....          2,455        37,439
Lennar Corp. (Class A) (a)....          2,074        39,012
Mohawk Industries, Inc.
  (a)(b)......................            825        59,078
NVR, Inc. (a)(b)..............             72        43,020
Pulte Homes, Inc. (a).........          3,181        46,284
Snap-on, Inc. (a).............            877        44,595
The Stanley Works (a).........          1,182        56,287
Toll Brothers, Inc. (a)(b)....          1,932        45,363
Tupperware Brands Corp. (a)...            916        35,431
                                                -----------
                                                    645,491
                                                -----------
HOUSEHOLD PRODUCTS -- 0.3%
Church & Dwight Co., Inc.
  (a).........................            992        53,806
                                                -----------
INDUSTRIAL CONGLOMERATES -- 0.5%
Carlisle Cos., Inc. (a).......            897        29,996
Teleflex, Inc. ...............            589        28,101
Walter Industries, Inc. (a)...            786        49,227
                                                -----------
                                                    107,324
                                                -----------
INSURANCE -- 5.4%
Alleghany Corp. (b)...........             81        27,518
Allied World Assurance
  Holdings, Ltd. (a)..........            730        28,981
American Financial Group,
  Inc. .......................          1,027        26,250
American National Insurance
  Co. (a).....................            238        25,395
Arch Capital Group, Ltd.
  (a)(b)......................            664        45,597
Arthur J. Gallagher & Co.
  (a).........................          1,353        31,958
Aspen Insurance Holdings,
  Ltd. .......................          1,119        29,519
Brown & Brown, Inc. (a).......          1,711        29,737
Conseco, Inc. (a)(b)..........          2,849        29,060
Endurance Specialty Holdings,
  Ltd. (a)....................            832        30,451

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Erie Indemnity Co. (Class A)
  (a).........................            644   $    32,966
Fidelity National Financial,
  Inc. (a)....................          3,257        59,701
First American Corp. (a)......          1,224        41,543
HCC Insurance Holdings, Inc.
  (a).........................          1,735        39,367
Markel Corp. (b)..............            150        65,995
Mercury General Corp. (a).....            406        17,990
Odyssey Re Holdings Corp.
  (a).........................            433        15,913
Old Republic International
  Corp. (a)...................          3,491        45,069
OneBeacon Insurance Group,
  Ltd. (a)....................            361         6,866
PartnerRe, Ltd. (a)...........            839        64,016
Philadelphia Consolidated
  Holding Co. (a)(b)..........            904        29,109
Protective Life Corp. (a).....          1,051        42,629
Reinsurance Group America,
  Inc. (a)....................            439        23,899
RenaissanceRe Holdings,
  Ltd. .......................            924        47,965
SAFECO Corp. (a)..............          1,354        59,413
StanCorp Financial Group, Inc.
  (a).........................            748        35,687
The Commerce Group, Inc. (a)..            824        29,713
The Hanover Insurance Group,
  Inc. .......................            769        31,637
Transatlantic Holdings, Inc.
  (a).........................            399        26,474
Unitrin, Inc. (a).............            710        25,091
Wesco Financial Corp. (a).....             20         8,080
White Mountains Insurance
  Group, Ltd. (a).............            117        56,160
                                                -----------
                                                  1,109,749
                                                -----------
INTERNET & CATALOG RETAIL -- 0.3%
priceline.com, Inc. (a)(b)....            517        62,485
                                                -----------
INTERNET SOFTWARE & SERVICES -- 0.3%
Equinix, Inc. (a)(b)..........            474        31,516
Valueclick, Inc. (b)..........          1,507        25,996
                                                -----------
                                                     57,512
                                                -----------
IT SERVICES -- 2.3%
Affiliated Computer Services,
  Inc. (a)(b).................          1,400        70,154
Alliance Data Systems Corp.
  (a)(b)......................          1,188        56,442
Broadridge Financial
  Solutions, Inc. (a).........          2,085        36,696
DST Systems, Inc. (a)(b)......            708        46,544
Genpact, Ltd. (a)(b)..........            826        10,118
Global Payments, Inc. (a).....          1,192        49,301
Hewitt Associates, Inc. (Class
  A) (b)......................          1,422        56,553
Metavante Technologies, Inc.
  (a)(b)......................          1,682        33,623
SAIC, Inc. (a)(b).............          2,519        46,828
Total System Services, Inc. ..          2,972        70,318
                                                -----------
                                                    476,577
                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.3%
Hasbro, Inc. (a)..............          1,906        53,177
                                                -----------
LIFE SCIENCES TOOLS & SERVICES -- 2.4%
Bio-Rad Laboratories, Inc.
  (Class A) (a)(b)............            281        24,995
Charles River Laboratories
  International, Inc. (a)(b)..          1,025        60,413
Covance, Inc. (a)(b)..........            963        79,900
Illumina, Inc. (a)(b).........            829        62,921
Invitrogen Corp. (a)(b).......            699        59,744
Millipore Corp. (a)(b)........            824        55,546
PerkinElmer, Inc. ............          1,788        43,359
Pharmaceutical Product
  Development, Inc. (a).......          1,591        66,663
Techne Corp. (a)(b)...........            595        40,079
                                                -----------
                                                    493,620
                                                -----------
MACHINERY -- 3.3%
Bucyrus International, Inc.
  (Class A) (a)...............            554        56,314
Crane Co. ....................            788        31,796
Donaldson Co., Inc. (a).......          1,054        42,455
Graco, Inc. (a)...............            950        34,447
Harsco Corp. (a)..............          1,269        70,277
IDEX Corp. (a)................          1,215        37,288
Kennametal, Inc. .............          1,168        34,374
Lincoln Electric Holdings,
  Inc. (a)....................            612        39,468
Oshkosh Truck Corp. (a).......          1,121        40,670
Pall Corp. ...................          1,846        64,739
Pentair, Inc. (a).............          1,506        48,042
The Manitowoc Co., Inc. (a)...          1,960        79,968
The Timken Co. ...............          1,144        34,000
Trinity Industries, Inc. (a)..          1,203        32,060
Valmont Industries, Inc. .....            281        24,697
                                                -----------
                                                    670,595
                                                -----------
MARINE -- 0.2%
Kirby Corp. (a)(b)............            796        45,372
                                                -----------
MEDIA -- 2.4%
DreamWorks Animation SKG, Inc.
  (Class A) (a)(b)............          1,017        26,218
Gemstar-TV Guide
  International, Inc. (a)(b)..          3,706        17,418
Hearst-Argyle Television, Inc.
  (a).........................            379         7,819
Interactive Data Corp. (a)....            527        15,003
John Wiley & Sons, Inc. (Class
  A) (a)......................            730        28,981
Lamar Advertising Co. (a)(b)..          1,031        37,044
Marvel Entertainment, Inc.
  (a)(b)......................            784        21,003
Meredith Corp. (a)............            581        22,223
Morningstar, Inc. (a)(b)......            211        12,945
Regal Entertainment Group.....          1,182        22,801
Sirius Satellite Radio, Inc.
  (a)(b)......................         20,009        57,226
The Interpublic Group of Cos.,
  Inc. (a)(b).................          7,078        59,526
The New York Times Co. (Class
  A) (a)......................          1,944        36,703
Virgin Media, Inc. (a)........          4,414        62,105
XM Satellite Radio Holdings,
  Inc. (Class A) (a)(b).......          4,782        55,567
                                                -----------
                                                    482,582
                                                -----------
METALS & MINING -- 2.0%
AK Steel Holding Corp.
  (a)(b)......................          1,684        91,643
Carpenter Technology Corp.
  (a).........................            722        40,410
Century Aluminum Co. (a)(b)...            431        28,550
Cleveland-Cliffs, Inc. (a)....            622        74,528
Coeur d' Alene Mines Corp.
  (a)(b)......................          8,317        33,601
Commercial Metals Co. (a).....          1,766        52,927
Reliance Steel & Aluminum Co.
  (a).........................            997        59,680
Titanium Metals Corp. (a).....          1,261        18,978
                                                -----------
                                                    400,317
                                                -----------
MULTI-UTILITIES -- 3.4%
Alliant Energy Corp. (a)......          1,666        58,327
CenterPoint Energy, Inc. (a)..          4,368        62,331
CMS Energy Corp. (a)..........          3,385        45,833

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Energy East Corp. (a).........          2,386   $    57,550
Integrys Energy Group, Inc.
  (a).........................          1,154        53,822
MDU Resources Group, Inc.
  (a).........................          2,540        62,357
NiSource, Inc. ...............          4,136        71,305
NSTAR (a).....................          1,499        45,615
OGE Energy Corp. (a)..........          1,383        43,108
Puget Energy, Inc. ...........          1,769        45,764
SCANA Corp. (a)...............          1,590        58,162
TECO Energy, Inc. (a).........          3,146        50,179
Vectren Corp. (a).............          1,147        30,774
                                                -----------
                                                    685,127
                                                -----------
MULTILINE RETAIL -- 0.5%
Dollar Tree Stores, Inc. (b)..          1,370        37,798
Family Dollar Stores, Inc.
  (a).........................          2,001        39,020
Saks, Inc. (a)(b).............          1,808        22,546
                                                -----------
                                                     99,364
                                                -----------
OFFICE ELECTRONICS -- 0.2%
Zebra Technologies Corp.
  (Class A) (a)(b)............          1,027        34,220
                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 5.8%
Alpha Natural Resources, Inc.
  (a)(b)......................            990        43,006
Bill Barrett Corp. (b)........            429        20,270
Boardwalk Pipeline Partners
  LP..........................            535        13,166
Buckeye Partners LP...........            690        31,809
Cabot Oil & Gas Corp. (a).....          1,468        74,633
Cheniere Energy Partners LP...            201         2,999
Cimarex Energy Co. ...........          1,248        68,316
Continental Resources, Inc.
  (a)(b)......................            652        20,792
CVR Energy, Inc. (a)(b).......            313         7,208
Enbridge Energy Partners LP
  (a).........................            932        44,317
Enterprise GP Holdings LP.....            514        15,358
Forest Oil Corp. (a)(b).......          1,177        57,626
Foundation Coal Holdings, Inc.
  (a).........................            686        34,526
Frontier Oil Corp. ...........          1,524        41,544
Holly Corp. (a)...............            694        30,127
Kinder Morgan Management LLC
  (a)(b)......................            972        49,543
Linn Energy LLC...............          1,717        32,623
Magellan Midstream Partners LP
  (a).........................          1,002        40,581
Mariner Energy, Inc. (b)......          1,212        32,736
Massey Energy Co. (a).........          1,214        44,311
Natural Resource Partners LP..            482        13,665
NuStar Energy LP..............            571        27,659
ONEOK Partners LP.............            683        39,272
Overseas Shipholding Group,
  Inc. (a)....................            427        29,907
Petrohawk Energy Corp.
  (a)(b)......................          2,833        57,142
Quicksilver Resources, Inc.
  (a)(b)......................          1,650        60,274
SandRidge Energy, Inc.
  (a)(b)......................            452        17,696
Ship Finance International,
  Ltd. (a)....................            600        15,768
St. Mary Land & Exploration
  Co. (a).....................            948        36,498
Teekay Corp. (a)..............            616        26,162
TEPPCO Partners LP............          1,104        38,077
Tesoro Corp. (a)..............          2,063        61,890
W&T Offshore, Inc. (a)........            410        13,985
Whiting Petroleum Corp.
  (a)(b)......................            641        41,441
                                                -----------
                                                  1,184,927
                                                -----------
PAPER & FOREST PRODUCTS -- 0.6%
Domtar Corp. (a)(b)...........          7,113        48,582
MeadWestvaco Corp. ...........          2,625        71,452
                                                -----------
                                                    120,034
                                                -----------
PERSONAL PRODUCTS -- 0.4%
Alberto Culver Co. ...........          1,331        36,483
Bare Escentuals, Inc. (a)(b)..            705        16,511
Herbalife, Ltd. (a)...........            749        35,577
                                                -----------
                                                     88,571
                                                -----------
PHARMACEUTICALS -- 1.4%
Endo Pharmaceuticals Holdings,
  Inc. (a)(b).................          2,012        48,167
King Pharmaceuticals, Inc.
  (a)(b)......................          3,650        31,755
Mylan Laboratories, Inc. (a)..          4,566        52,966
Perrigo Co. ..................          1,180        44,522
Sepracor, Inc. (a)(b).........          1,687        32,930
Warner Chilcott, Ltd. (a)(b)..          1,287        23,166
Watson Pharmaceuticals, Inc.
  (a)(b)......................          1,544        45,270
                                                -----------
                                                    278,776
                                                -----------
REAL ESTATE INVESTMENT TRUSTS -- 6.3%
Alexandria Real Estate
  Equities, Inc. (a)..........            469        43,486
AMB Property Corp. ...........          1,493        81,249
Apartment Investment &
  Management Co. (Class A)
  (a).........................          1,443        51,674
BRE Properties, Inc. (Class A)
  (a).........................            772        35,172
Camden Property Trust (a).....            801        40,210
CapitalSource, Inc. (a).......          2,676        25,877
Developers Diversified Realty
  Corp. (a)...................          1,804        75,552
Digital Realty Trust, Inc.
  (a).........................            895        31,773
Douglas Emmett, Inc. (a)......          1,628        35,914
Duke Realty Corp. ............          2,199        50,159
Essex Property Trust, Inc.
  (a).........................            380        43,312
Federal Realty Investment
  Trust (a)...................            887        69,142
Health Care REIT, Inc. .......          1,336        60,294
Hospitality Properties Trust
  (a).........................          1,417        48,206
iStar Financial, Inc. (a).....          2,022        28,369
Liberty Property Trust (a)....          1,383        43,025
Mack-Cali Realty Corp. (a)....            978        34,924
Nationwide Health Properties,
  Inc. (a)....................          1,438        48,532
Rayonier, Inc. (a)............          1,169        50,781
Realty Income Corp. (a).......          1,525        39,070
Regency Centers Corp. ........          1,045        67,674
SL Green Realty Corp. ........            893        72,753
Taubman Centers, Inc. (a).....            794        41,367
The Macerich Co. .............          1,095        76,946
UDR, Inc. (a).................          2,026        49,678
Weingarten Realty Investors
  (a).........................          1,139        39,227
                                                -----------
                                                  1,284,366
                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.0%
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)............          3,070        66,435
Forest City Enterprises, Inc.
  (Class A) (a)...............          1,038        38,198
Jones Lang LaSalle, Inc. (a)..            479        37,046
The St. Joe Co. (a)...........          1,375        59,029
                                                -----------
                                                    200,708
                                                -----------

SPDR DJ WILSHIRE MID CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
ROAD & RAIL -- 1.2%
Con-way, Inc. (a).............            681   $    33,696
Hertz Global Holdings, Inc.
  (a)(b)......................          2,012        24,265
J.B. Hunt Transport Services,
  Inc. (a)....................          1,228        38,596
Kansas City Southern (a)(b)...          1,159        46,487
Landstar Systems, Inc. (a)....            812        42,354
Ryder Systems, Inc. (a).......            876        53,357
                                                -----------
                                                    238,755
                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 2.3%
Advanced Micro Devices, Inc.
  (a)(b)......................          8,375        49,329
Amkor Technology, Inc.
  (a)(b)......................          1,588        16,992
Cree, Inc. (a)(b).............          1,171        32,741
Cypress Semiconductor Corp.
  (a)(b)......................          2,404        56,758
Intersil Corp. (Class A) (a)..          1,888        48,465
Lam Research Corp. (a)(b).....          1,865        71,280
LSI Logic Corp. (a)(b)........         10,659        52,762
National Semiconductor
  Corp. ......................          3,849        70,514
Novellus Systems, Inc.
  (a)(b)......................          1,754        36,922
Varian Semiconductor Equipment
  Associates, Inc. (a)(b).....          1,103        31,049
                                                -----------
                                                    466,812
                                                -----------
SOFTWARE -- 2.2%
Ansys, Inc. (a)(b)............          1,171        40,423
Cadence Design Systems, Inc.
  (a)(b)......................          4,201        44,867
Compuware Corp. (a)(b)........          4,322        31,723
Factset Research Systems, Inc.
  (a).........................            675        36,362
Jack Henry & Associates, Inc.
  (a).........................          1,188        29,308
MICROS Systems, Inc. (a)(b)...          1,242        41,806
Novell, Inc. (a)(b)...........          5,275        33,180
Nuance Communications, Inc.
  (a)(b)......................          2,618        45,579
Red Hat, Inc. (a)(b)..........          2,917        53,644
Sybase, Inc. (b)..............          1,317        34,637
Synopsys, Inc. (a)(b).........          2,218        50,371
                                                -----------
                                                    441,900
                                                -----------
SPECIALTY RETAIL -- 3.5%
Advance Auto Parts, Inc. (a)..          1,459        49,679
Aeropostale, Inc. (a)(b)......          1,011        27,408
American Eagle Outfitters,
  Inc. (a)....................          2,777        48,625
AutoNation, Inc. (a)(b).......          1,948        29,162
CarMax, Inc. (a)(b)...........          3,265        63,406
Dick's Sporting Goods, Inc.
  (a)(b)......................          1,220        32,672
Guess ?, Inc. (a).............            825        33,388
J. Crew Group, Inc. (a)(b)....            631        27,871
O'Reilly Automotive, Inc.
  (a)(b)......................          1,738        49,568
Office Depot, Inc. (b)........          4,119        45,515
PetSmart, Inc. (a)............          1,960        40,062
RadioShack Corp. .............          1,979        32,159
Ross Stores, Inc. ............          2,011        60,249
Tiffany & Co. (a).............          1,918        80,249
Urban Outfitters, Inc.
  (a)(b)......................          1,774        55,615
Williams-Sonoma, Inc. (a).....          1,261        30,567
                                                -----------
                                                    706,195
                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.7%
CROCS, Inc. (a)(b)............          1,117        19,514
Fossil, Inc. (a)(b)...........            742        22,661
Hanesbrands, Inc. (a)(b)......          1,450        42,340
Phillips-Van Heusen Corp.
  (a).........................            832        31,549
Under Armour, Inc. (Class A)
  (a)(b)......................            506        18,520
                                                -----------
                                                    134,584
                                                -----------
THRIFTS & MORTGAGE FINANCE -- 0.7%
Astoria Financial Corp. ......          1,340        36,394
Capitol Federal Financial
  (a).........................            301        11,282
Countrywide Financial Corp.
  (a).........................          8,698        47,839
TFS Financial Corp. (a).......          1,447        17,407
Washington Federal, Inc. (a)..          1,290        29,464
                                                -----------
                                                    142,386
                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.3%
MSC Industrial Direct Co.,
  Inc. (Class A) (a)..........            690        29,152
UAP Holding Corp. ............            785        30,097
                                                -----------
                                                     59,249
                                                -----------
WATER UTILITIES -- 0.2%
Aqua America, Inc. (a)........          1,992        37,410
                                                -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.4%
Clearwire Corp. (Class A)
  (a)(b)......................          1,055        15,624
Leap Wireless International,
  Inc. (a)(b).................            731        34,065
SBA Communications Corp.
  (a)(b)......................          1,470        43,850
                                                -----------
                                                     93,539
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $21,785,985)..........                   20,266,433
                                                -----------
SHORT TERM INVESTMENTS -- 38.1%
MONEY MARKET FUNDS -- 38.1%
STIC Prime Portfolio
  (Cost $112,016).............        112,016       112,016
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $7,625,227) (d)(e)....      7,625,227     7,625,227
                                                -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $7,737,243)...........                    7,737,243
                                                -----------
TOTAL INVESTMENTS -- 137.8%
  (Cost $29,523,228)..........                   28,003,676
OTHER ASSETS AND
  LIABILITIES -- (37.8)%......                   (7,681,268)
                                                -----------
NET ASSETS -- 100.0%..........                  $20,322,408
                                                ===========




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Amount shown represents less than 0.05% of net assets.
(d) Investment of cash collateral for securities loaned.
(e) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.7%
AEROSPACE & DEFENSE -- 1.1%
Alliant Techsystems, Inc.
  (a)(b)....................           1,698   $    175,794
BE Aerospace, Inc. (b)......           4,779        167,026
Spirit Aerosystems Holdings,
  Inc. (a)(b)...............           5,297        117,487
                                               ------------
                                                    460,307
                                               ------------
AIRLINES -- 1.4%
AMR Corp. (a)(b)............          11,719        105,705
Continental Airlines, Inc.
  (Class B) (a)(b)..........           5,109         98,246
Delta Air Lines, Inc.
  (a)(b)....................          15,169        130,454
Northwest Airlines Corp.
  (b).......................          12,134        109,085
UAL Corp. (a)(b)............           6,000        129,180
                                               ------------
                                                    572,670
                                               ------------
AUTO COMPONENTS -- 0.3%
Gentex Corp. (a)............           7,435        127,510
                                               ------------
BEVERAGES -- 1.0%
Central European
  Distribution Corp. (b)....           1,703         99,098
Constellation Brands, Inc.
  (Class A) (a)(b)..........           9,981        176,364
Hansen Natural Corp.
  (a)(b)....................           3,817        134,740
                                               ------------
                                                    410,202
                                               ------------
BIOTECHNOLOGY -- 3.6%
Abraxis Bioscience, Inc.
  (b).......................             301         17,783
Alexion Pharmaceuticals,
  Inc. (a)(b)...............           1,928        114,330
Amylin Pharmaceuticals, Inc.
  (a)(b)....................           6,998        204,412
BioMarin Pharmaceutical,
  Inc. (a)(b)...............           4,963        175,541
Cephalon, Inc. (a)(b).......           3,512        226,173
ImClone Systems, Inc.
  (a)(b)....................           3,190        135,320
Millennium Pharmaceuticals,
  Inc. (a)(b)...............          16,616        256,883
Onyx Pharmaceuticals, Inc.
  (a)(b)....................           2,837         82,358
OSI Pharmaceuticals, Inc.
  (a)(b)....................           3,014        112,694
Vertex Pharmaceuticals, Inc.
  (a)(b)....................           7,209        172,223
                                               ------------
                                                  1,497,717
                                               ------------
BUILDING PRODUCTS -- 0.3%
USG Corp. (a)(b)............           3,760        138,443
                                               ------------
CAPITAL MARKETS -- 2.2%
Affiliated Managers Group,
  Inc. (a)(b)...............           1,546        140,284
E*TRADE Financial Corp.
  (a)(b)....................          21,680         83,685
Eaton Vance Corp. (a).......           6,216        189,650
Fortress Investment Group
  LLC (Class A) (a).........           2,050         25,174
GFI Group, Inc. (a).........             837         47,960
GLG Partners, Inc. (a)(b)...          10,301        122,273
SEI Investments Co. (a).....           7,363        181,793
The Blackstone Group LP
  (a).......................           7,564        120,116
                                               ------------
                                                    910,935
                                               ------------
CHEMICALS -- 2.6%
Airgas, Inc. (a)............           3,664        166,602
Albemarle Corp. (a).........           4,006        146,299
FMC Corp. (a)...............           3,756        208,421
Huntsman Corp. .............           4,978        117,232
Nalco Holding Co. (a).......           7,494        158,498
Rockwood Holdings, Inc.
  (a)(b)....................           1,262         41,356
Terra Industries, Inc.
  (a)(b)....................           4,646        165,072
The Scotts Miracle-Gro Co.
  (Class A) (a).............           2,251         72,977
                                               ------------
                                                  1,076,457
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 6.9%
Allied Waste Industries,
  Inc. (b)..................          14,846        160,485
ChoicePoint, Inc. (a)(b)....           3,523        167,695
Cintas Corp. ...............           6,961        198,667
Copart, Inc. (a)(b).........           3,435        133,141
Corrections Corp. of America
  (a)(b)....................           6,337        174,394
Covanta Holding Corp.
  (a)(b)....................           5,562        152,955
Dun & Bradstreet Corp. (a)..           2,945        239,664
EnergySolutions, Inc. (a)...           1,493         34,249
Equifax, Inc. (a)...........           6,730        232,050
FTI Consulting, Inc.
  (a)(b)....................           2,495        177,245
IHS, Inc. (Class A) (a)(b)..           1,654        106,369
Manpower, Inc. (a)..........           4,137        232,748
Monster Worldwide, Inc.
  (a)(b)....................           5,852        141,677
Robert Half International,
  Inc. (a)..................           8,189        210,785
Steelcase, Inc. (Class A)
  (a).......................           3,121         34,518
Stericycle, Inc. (b)........           4,581        235,922
The Brink's Co. (a).........           1,913        128,515
Waste Connections, Inc.
  (a)(b)....................           3,550        109,127
                                               ------------
                                                  2,870,206
                                               ------------
COMMUNICATIONS EQUIPMENT -- 1.5%
CIENA Corp. (a)(b)..........           4,519        139,321
EchoStar Corp. (Class A)
  (a)(b)....................           2,169         64,072
Foundry Networks, Inc.
  (a)(b)....................           6,482         75,061
JDS Uniphase Corp. (a)(b)...          11,097        148,589
Polycom, Inc. (a)(b)........           4,759        107,268
Tellabs, Inc. (a)(b)........          19,673        107,218
                                               ------------
                                                    641,529
                                               ------------
COMPUTERS & PERIPHERALS -- 2.0%
Brocade Communications
  Systems, Inc. (a)(b)......          19,569        142,854
Lexmark International, Inc.
  (a)(b)....................           4,909        150,805
NCR Corp. (a)(b)............           9,209        210,241
QLogic Corp. (b)............           7,106        109,077
Teradata Corp. (b)..........           9,370        206,702
                                               ------------
                                                    819,679
                                               ------------
CONSTRUCTION & ENGINEERING -- 1.8%
Aecom Technology Corp.
  (a)(b)....................           3,717         96,679
KBR, Inc. (a)...............           8,702        241,307
Quanta Services, Inc.
  (a)(b)....................           8,830        204,591
The Shaw Group, Inc.
  (a)(b)....................           3,989        188,041
                                               ------------
                                                    730,618
                                               ------------
CONSTRUCTION MATERIALS -- 0.5%
Martin Marietta Materials,
  Inc. (a)..................           2,124        225,505
                                               ------------
CONTAINERS & PACKAGING -- 2.0%
Ball Corp. (a)..............           5,108        234,662
Crown Holdings, Inc. (b)....           8,295        208,702
Pactiv Corp. (a)(b).........           6,768        177,389
Sealed Air Corp. (a)........           8,370        211,342
                                               ------------
                                                    832,095
                                               ------------

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
DISTRIBUTORS -- 0.4%
LKQ Corp. (a)(b)............           6,421   $    144,280
                                               ------------
DIVERSIFIED CONSUMER SERVICES -- 1.3%
DeVry, Inc. (a).............           3,215        134,516
ITT Educational Services,
  Inc. (a)(b)...............           2,064         94,799
Sotheby's (a)...............           3,454         99,855
Strayer Education, Inc.
  (a).......................             756        115,290
Weight Watchers
  International, Inc. (a)...           1,820         84,321
                                               ------------
                                                    528,781
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.7%
The Nasdaq OMX Group, Inc.
  (a)(b)....................           7,218        279,048
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
Level 3 Communications, Inc.
  (a)(b)....................          79,228        167,963
Time Warner Telecom, Inc.
  (Class A) (a)(b)..........           7,403        114,673
                                               ------------
                                                    282,636
                                               ------------
ELECTRIC UTILITIES -- 0.7%
ITC Holdings Corp. (a)......           2,510        130,671
Sierra Pacific Resources....          12,132        153,227
                                               ------------
                                                    283,898
                                               ------------
ELECTRICAL EQUIPMENT -- 1.6%
AMETEK, Inc. (a)............           5,504        241,680
General Cable Corp. (a)(b)..           2,713        160,257
Roper Industries, Inc. (a)..           4,584        272,473
                                               ------------
                                                    674,410
                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 3.6%
Avnet, Inc. (b).............           7,759        253,952
Dolby Laboratories, Inc.
  (b).......................           2,347         85,102
FLIR Systems, Inc. (a)(b)...           7,048        212,074
Ingram Micro, Inc. (Class A)
  (a)(b)....................           7,843        124,155
Itron, Inc. (a)(b)..........           1,589        143,375
Jabil Circuit, Inc. (a).....           9,510         89,965
Mettler-Toledo
  International, Inc. (b)...           1,872        181,809
Molex, Inc. (a).............           7,135        165,247
National Instruments Corp.
  (a).......................           2,983         77,976
Trimble Navigation, Ltd.
  (a)(b)....................           6,238        178,344
                                               ------------
                                                  1,511,999
                                               ------------
ENERGY EQUIPMENT & SERVICES -- 4.4%
Atwood Oceanics, Inc. (b)...           1,427        130,884
Dresser-Rand Group, Inc.
  (b).......................           4,340        133,455
Exterran Holdings, Inc.
  (b).......................           3,422        220,856
Global Industries, Ltd.
  (a)(b)....................           4,464         71,826
Helix Energy Solutions
  Group, Inc. (a)(b)........           4,242        133,623
Helmerich & Payne, Inc.
  (a).......................           4,962        232,569
Hercules Offshore, Inc.
  (a)(b)....................           4,587        115,225
Oceaneering International,
  Inc. (a)(b)...............           2,828        178,164
Patterson-UTI Energy, Inc.
  (a).......................           8,043        210,566
Rowan Cos., Inc. (a)........           5,736        236,209
Superior Energy Services,
  Inc. (a)(b)...............           4,187        165,889
                                               ------------
                                                  1,829,266
                                               ------------
FOOD & STAPLES RETAILING -- 0.2%
Rite Aid Corp. (a)(b).......          27,838         81,844
                                               ------------
FOOD PRODUCTS -- 0.6%
Dean Foods Co. (a)..........           7,802        156,742
Flowers Foods, Inc. ........           4,379        108,380
                                               ------------
                                                    265,122
                                               ------------
GAS UTILITIES -- 1.1%
Energen Corp. (a)...........           3,383        210,761
ONEOK, Inc. ................           5,038        224,846
                                               ------------
                                                    435,607
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.7%
Beckman Coulter, Inc. (a)...           3,252        209,917
Edwards Lifesciences Corp.
  (a)(b)....................           2,933        130,665
Gen-Probe, Inc. (a)(b)......           2,793        134,623
IDEXX Laboratories, Inc.
  (a)(b)....................           3,178        156,548
Immucor, Inc. (b)...........           3,516         75,031
Inverness Medical
  Innovations, Inc. (b).....           4,001        120,430
Kinetic Concepts, Inc.
  (a)(b)....................           2,777        128,381
ResMed, Inc. (a)(b).........           4,013        169,268
                                               ------------
                                                  1,124,863
                                               ------------
HEALTH CARE PROVIDERS & SERVICES -- 2.8%
Brookdale Senior Living,
  Inc. (a)..................           2,018         48,230
Community Health Systems,
  Inc. (a)(b)...............           4,969        166,809
Lincare Holdings, Inc.
  (a)(b)....................           3,799        106,790
Omnicare, Inc. (a)..........           6,172        112,084
Patterson Cos., Inc.
  (a)(b)....................           6,708        243,500
Pediatrix Medical Group,
  Inc. (b)..................           2,512        169,309
Universal Health Services,
  Inc. (Class B) (a)........           2,548        136,802
VCA Antech, Inc. (a)(b).....           4,233        115,773
WellCare Health Plans, Inc.
  (a)(b)....................           2,165         84,327
                                               ------------
                                                  1,183,624
                                               ------------
HEALTH CARE TECHNOLOGY -- 0.8%
Cerner Corp. (a)(b).........           3,310        123,397
IMS Health, Inc. ...........           9,517        199,952
                                               ------------
                                                    323,349
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 3.4%
Bally Technologies, Inc.
  (b).......................           2,569         88,220
Boyd Gaming Corp. (a).......           2,886         57,720
Brinker International, Inc.
  (a).......................           5,377         99,743
Burger King Holdings, Inc.
  (a).......................           2,709         74,931
Chipotle Mexican Grill, Inc.
  (a)(b)....................           1,687        191,356
Choice Hotels International,
  Inc. (a)..................           1,713         58,430
Darden Restaurants, Inc.
  (a).......................           6,821        222,024
Orient-Express Hotels, Ltd.
  (Class A) (a).............           2,011         86,795
Penn National Gaming, Inc.
  (a)(b)....................           3,857        168,667
Scientific Games Corp.
  (Class A) (a)(b)..........           3,475         73,357
WMS Industries, Inc.
  (a)(b)....................           2,337         84,062
Wyndham Worldwide Corp.
  (a).......................           9,271        191,724
                                               ------------
                                                  1,397,029
                                               ------------

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
HOUSEHOLD DURABLES -- 1.4%
Harman International
  Industries, Inc. (a)......           3,139   $    136,672
Lennar Corp. (Class A) (a)..           7,131        134,134
Pulte Homes, Inc. (a).......          10,741        156,281
Toll Brothers, Inc. (a)(b)..           6,641        155,931
                                               ------------
                                                    583,018
                                               ------------
HOUSEHOLD PRODUCTS -- 0.4%
Church & Dwight Co., Inc.
  (a).......................           3,411        185,013
                                               ------------
INDUSTRIAL CONGLOMERATES -- 0.4%
Walter Industries, Inc.
  (a).......................           2,702        169,226
                                               ------------
INSURANCE -- 0.9%
Arch Capital Group, Ltd.
  (b).......................           2,262        155,331
Brown & Brown, Inc. (a).....           5,883        102,247
Philadelphia Consolidated
  Holding Co. (a)(b)........           3,109        100,110
                                               ------------
                                                    357,688
                                               ------------
INTERNET & CATALOG RETAIL -- 0.5%
priceline.com, Inc. (a)(b)..           1,779        215,010
                                               ------------
INTERNET SOFTWARE & SERVICES -- 0.5%
Equinix, Inc. (a)(b)........           1,599        106,318
Valueclick, Inc. (b)........           5,180         89,355
                                               ------------
                                                    195,673
                                               ------------
IT SERVICES -- 3.9%
Affiliated Computer
  Services, Inc. (a)(b).....           4,731        237,070
Alliance Data Systems Corp.
  (a)(b)....................           4,083        193,983
Broadridge Financial
  Solutions, Inc. (a).......           7,169        126,174
DST Systems, Inc. (a)(b)....           2,464        161,983
Genpact, Ltd. (a)(b)........           2,862         35,060
Global Payments, Inc. ......           4,096        169,411
Hewitt Associates, Inc.
  (Class A) (a)(b)..........           4,993        198,572
Metavante Technologies, Inc.
  (a)(b)....................           5,783        115,602
SAIC, Inc. (a)(b)...........           8,661        161,008
Total System Services, Inc.
  (a).......................          10,218        241,758
                                               ------------
                                                  1,640,621
                                               ------------
LIFE SCIENCES TOOLS & SERVICES -- 3.7%
Bio-Rad Laboratories, Inc.
  (Class A) (a)(b)..........             964         85,748
Charles River Laboratories
International, Inc. (a)(b)..           3,525        207,763
Covance, Inc. (a)(b)........           3,310        274,631
Illumina, Inc. (a)(b).......           2,850        216,315
Invitrogen Corp. (a)(b).....           2,404        205,470
Millipore Corp. (a)(b)......           2,833        190,972
Pharmaceutical Product
  Development, Inc. ........           5,470        229,193
Techne Corp. (a)(b).........           2,044        137,684
                                               ------------
                                                  1,547,776
                                               ------------
MACHINERY -- 3.2%
Bucyrus International, Inc.
  (Class A) (a).............           1,905        193,643
Donaldson Co., Inc. (a).....           3,624        145,975
Graco, Inc. (a).............           3,265        118,389
Harsco Corp. ...............           4,363        241,623
Oshkosh Truck Corp. (a).....           3,852        139,751
Pall Corp. .................           6,345        222,519
The Manitowoc Co., Inc.
  (a).......................           6,739        274,951
                                               ------------
                                                  1,336,851
                                               ------------
MARINE -- 0.4%
Kirby Corp. (a)(b)..........           2,736        155,952
                                               ------------
MEDIA -- 3.0%
Gemstar-TV Guide
  International, Inc.
  (a)(b)....................          12,405         58,303
Interactive Data Corp. (a)..           1,848         52,613
John Wiley & Sons, Inc.
  (Class A) (a).............           2,584        102,585
Lamar Advertising Co.
  (a)(b)....................           3,544        127,336
Marvel Entertainment, Inc.
  (a)(b)....................           2,694         72,172
Morningstar, Inc. (a)(b)....             734         45,031
Sirius Satellite Radio, Inc.
  (a)(b)....................          68,786        196,728
The Interpublic Group of
  Cos., Inc. (a)(b).........          24,331        204,624
Virgin Media, Inc. (a)......          15,175        213,512
XM Satellite Radio Holdings,
  Inc. (Class A) (a)(b).....          16,439        191,021
                                               ------------
                                                  1,263,925
                                               ------------
METALS & MINING -- 2.3%
AK Steel Holding Corp.
  (a)(b)....................           5,788        314,983
Cleveland-Cliffs, Inc. (a)..           2,138        256,175
Coeur d' Alene Mines Corp.
  (b).......................          28,590        115,504
Reliance Steel & Aluminum
  Co. (a)...................           3,427        205,140
Titanium Metals Corp. (a)...           4,397         66,175
                                               ------------
                                                    957,977
                                               ------------
MULTILINE RETAIL -- 0.6%
Dollar Tree Stores, Inc.
  (b).......................           4,776        131,770
Family Dollar Stores, Inc.
  (a).......................           6,878        134,121
                                               ------------
                                                    265,891
                                               ------------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp.
  (Class A) (a)(b)..........           3,471        115,654
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 6.1%
Alpha Natural Resources,
  Inc. (a)(b)...............           3,403        147,826
Bill Barrett Corp. (b)......           1,475         69,694
Cabot Oil & Gas Corp. ......           5,048        256,640
Cheniere Energy Partners
  LP........................             701         10,459
Cimarex Energy Co. (a)......           4,290        234,834
Continental Resources, Inc.
  (a)(b)....................           2,258         72,008
CVR Energy, Inc. (a)(b).....           1,076         24,780
Enterprise GP Holdings LP...           1,795         53,634
Foundation Coal Holdings,
  Inc. (a)..................           2,357        118,628
Frontier Oil Corp. .........           5,299        144,451
Holly Corp. (a).............           2,385        103,533
Kinder Morgan Management LLC
  (b).......................           3,343        170,393
Mariner Energy, Inc. (b)....           4,167        112,551
Massey Energy Co. (a).......           4,174        152,351
Petrohawk Energy Corp.
  (a)(b)....................           9,739        196,436
Quicksilver Resources, Inc.
  (a)(b)....................           5,757        210,303
SandRidge Energy, Inc.
  (a)(b)....................           1,498         58,647

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
St. Mary Land & Exploration
  Co. (a)...................           3,258   $    125,433
Tesoro Corp. (a)............           7,093        212,790
W&T Offshore, Inc. (a)......           1,409         48,061
                                               ------------
                                                  2,523,452
                                               ------------
PAPER & FOREST PRODUCTS -- 0.4%
Domtar Corp. (a)(b).........          24,453        167,014
                                               ------------
PERSONAL PRODUCTS -- 0.4%
Bare Escentuals, Inc. (b)...           2,423         56,747
Herbalife, Ltd. (a).........           2,595        123,262
                                               ------------
                                                    180,009
                                               ------------
PHARMACEUTICALS -- 1.9%
Endo Pharmaceuticals
  Holdings, Inc. (a)(b).....           6,916        165,569
King Pharmaceuticals, Inc.
  (a)(b)....................          12,548        109,168
Mylan Laboratories, Inc.
  (a).......................          15,697        182,085
Perrigo Co. (a).............           4,056        153,033
Sepracor, Inc. (a)(b).......           5,683        110,932
Warner Chilcott, Ltd.
  (a)(b)....................           4,253         76,554
                                               ------------
                                                    797,341
                                               ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.4%
CapitalSource, Inc. (a).....           9,200         88,964
Digital Realty Trust, Inc.
  (a).......................           3,077        109,233
SL Green Realty Corp. ......           3,072        250,276
Taubman Centers, Inc. (a)...           2,731        142,285
                                               ------------
                                                    590,758
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.4%
CB Richard Ellis Group, Inc.
  (Class A) (a)(b)..........          10,554        228,388
Jones Lang LaSalle, Inc.
  (a).......................           1,647        127,379
The St. Joe Co. (a).........           4,761        204,390
                                               ------------
                                                    560,157
                                               ------------
ROAD & RAIL -- 0.9%
Hertz Global Holdings, Inc.
  (a)(b)....................           6,917         83,419
J.B. Hunt Transport
  Services, Inc. (a)........           4,274        134,332
Landstar Systems, Inc. (a)..           2,791        145,578
                                               ------------
                                                    363,329
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.9%
Advanced Micro Devices, Inc.
  (a)(b)....................          28,791        169,579
Amkor Technology, Inc.
  (a)(b)....................           5,460         58,422
Cree, Inc. (a)(b)...........           4,024        112,511
Cypress Semiconductor Corp.
  (a)(b)....................           8,264        195,113
Intersil Corp. (Class A)
  (a).......................           6,663        171,039
Lam Research Corp. (a)(b)...           6,413        245,105
LSI Logic Corp. (a)(b)......          36,644        181,388
National Semiconductor
  Corp. ....................          13,231        242,392
Novellus Systems, Inc.
  (a)(b)....................           6,029        126,910
Varian Semiconductor
  Equipment
Associates, Inc. (a)(b).....           3,891        109,532
                                               ------------
                                                  1,611,991
                                               ------------
SOFTWARE -- 2.0%
Ansys, Inc. (a)(b)..........           4,024        138,908
Factset Research Systems,
  Inc. (a)..................           2,320        124,978
Jack Henry & Associates,
  Inc. (a)..................           4,143        102,208
MICROS Systems, Inc.
  (a)(b)....................           4,271        143,762
Nuance Communications, Inc.
  (a)(b)....................           8,999        156,673
Red Hat, Inc. (a)(b)........          10,028        184,415
                                               ------------
                                                    850,944
                                               ------------
SPECIALTY RETAIL -- 5.6%
Advance Auto Parts, Inc.
  (a).......................           4,906        167,049
Aeropostale, Inc. (a)(b)....           3,475         94,207
American Eagle Outfitters,
  Inc. (a)..................           9,547        167,168
AutoNation, Inc. (a)(b).....           6,793        101,691
CarMax, Inc. (a)(b).........          11,223        217,951
Dick's Sporting Goods, Inc.
  (a)(b)....................           4,326        115,850
Guess ?, Inc. (a)...........           2,780        112,507
J. Crew Group, Inc. (a)(b)..           2,253         99,515
O'Reilly Automotive, Inc.
  (a)(b)....................           5,973        170,350
Office Depot, Inc. (b)......          14,160        156,468
PetSmart, Inc. (a)..........           6,818        139,360
Ross Stores, Inc. (a).......           6,973        208,911
Tiffany & Co. (a)...........           6,593        275,851
Urban Outfitters, Inc.
  (a)(b)....................           6,100        191,235
Williams-Sonoma, Inc. (a)...           4,396        106,559
                                               ------------
                                                  2,324,672
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 0.5%
CROCS, Inc. (a)(b)..........           4,062         70,963
Fossil, Inc. (a)(b).........           2,552         77,938
Under Armour, Inc. (Class A)
  (a)(b)....................           1,740         63,684
                                               ------------
                                                    212,585
                                               ------------
THRIFTS & MORTGAGE FINANCE -- 0.5%
Countrywide Financial Corp.
  (a).......................          29,901        164,456
TFS Financial Corp. (a).....           5,201         62,568
                                               ------------
                                                    227,024
                                               ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.2%
MSC Industrial Direct Co.,
  Inc. (Class A) (a)........           2,379        100,513
                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.8%
Clearwire Corp. (Class A)
  (a)(b)....................           3,499         51,820
Leap Wireless International,
  Inc. (a)(b)...............           2,549        118,784
SBA Communications Corp.
  (a)(b)....................           5,139        153,296
                                               ------------
                                                    323,900
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $46,152,192)........                     41,483,593
                                               ------------
SHORT TERM INVESTMENTS -- 38.0%
MONEY MARKET FUNDS -- 38.0%
STIC Prime Portfolio
  (Cost $177,886)...........         177,886        177,886
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $15,640,057)
  (c)(d)....................      15,640,057     15,640,057
                                               ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $15,817,943)........                     15,817,943
                                               ------------

SPDR DJ WILSHIRE MID CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
TOTAL INVESTMENTS -- 137.7%
  (Cost $61,970,135)........                   $ 57,301,536
OTHER ASSETS AND
  LIABILITIES -- (37.7)%....                    (15,686,195)
                                               ------------
NET ASSETS -- 100.0%........                   $ 41,615,341
                                               ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.6%
AEROSPACE & DEFENSE -- 0.4%
DRS Technologies, Inc. (a)....            772   $    44,992
                                                -----------
AUTO COMPONENTS -- 1.0%
Lear Corp. (b)................          1,216        31,506
TRW Automotive Holdings Corp.
  (b).........................            997        23,300
WABCO Holdings, Inc. (a)......          1,066        48,631
                                                -----------
                                                    103,437
                                                -----------
BEVERAGES -- 0.3%
PepsiAmericas, Inc. (a).......          1,213        30,968
                                                -----------
BUILDING PRODUCTS -- 0.8%
Armstrong World Industries,
  Inc. .......................            335        11,946
Lennox International, Inc.
  (a).........................          1,135        40,826
Owens Corning, Inc. (a)(b)....          1,663        30,150
                                                -----------
                                                     82,922
                                                -----------
CAPITAL MARKETS -- 3.1%
Federated Investors, Inc.
  (a).........................          1,803        70,606
Investment Technology Group,
  Inc. (b)....................            817        37,729
Janus Capital Group, Inc. ....          3,061        71,229
Jefferies Group, Inc. (a).....          2,030        32,744
MF Global, Ltd. (a)(b)........          1,831        18,145
Raymond James Financial, Inc.
  (a).........................          1,839        42,260
Waddell & Reed Financial, Inc.
  (Class A) (a)...............          1,577        50,669
                                                -----------
                                                    323,382
                                                -----------
CHEMICALS -- 3.6%
Ashland, Inc. ................          1,053        49,807
Cytec Industries, Inc. .......            786        42,326
Hercules, Inc. (a)............          2,187        40,000
International Flavors &
  Fragrances, Inc. (a)........          1,402        61,758
Lubrizol Corp. (a)............          1,290        71,608
RPM International, Inc. (a)...          2,281        47,764
Terra Nitrogen Co. LP.........            138        15,394
Valhi, Inc. (a)...............            189         4,421
Valspar Corp. (a).............          1,748        34,680
                                                -----------
                                                    367,758
                                                -----------
COMMERCIAL BANKS -- 6.7%
Associated Bancorp (a)........          2,241        59,678
Bank of Hawaii Corp. (a)......            914        45,298
BOK Financial Corp. (a).......            423        22,093
City National Corp. ..........            745        36,848
Commerce Bancshares, Inc.
  (a).........................          1,277        53,672
Cullen/Frost Bankers, Inc.
  (a).........................          1,100        58,344
First Horizon National Corp.
  (a).........................          2,362        33,092
Fulton Financial Corp. (a)....          3,260        40,065
Huntington Bancshares, Inc.
  (a).........................          6,893        74,100
PNC Financial Services Group,
  Inc. .......................              1            66
Popular, Inc. (a).............          4,796        55,921
Synovus Financial Corp. (a)...          5,150        56,959
TCF Financial Corp. (a).......          2,256        40,428
The Colonial BancGroup, Inc.
  (a).........................          2,961        28,514
Valley National Bancorp (a)...          2,277        43,741
Wilmington Trust Corp. (a)....          1,283        39,901
                                                -----------
                                                    688,720
                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 0.4%
Watson Wyatt Worldwide, Inc.
  (Class A)...................            797        45,230
                                                -----------
COMMUNICATIONS EQUIPMENT -- 0.4%
CommScope, Inc. (a)(b)........          1,245        43,363
                                                -----------
CONSTRUCTION & ENGINEERING -- 0.5%
URS Corp. (a)(b)..............          1,502        49,100
                                                -----------
CONSUMER FINANCE -- 0.1%
The Student Loan Corp. (a)....             69         6,824
                                                -----------
CONTAINERS & PACKAGING -- 2.6%
Aptargroup, Inc. (a)..........          1,204        46,872
Bemis Co., Inc. (a)...........          1,890        48,063
Greif, Inc. (Class A).........            575        39,060
Packaging Corp. of America
  (a).........................          1,750        39,077
Smurfit-Stone Container Corp.
  (a)(b)......................          4,773        36,752
Sonoco Products Co. (a).......          1,870        53,538
                                                -----------
                                                    263,362
                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 0.5%
Service Corp. International...          5,240        53,134
                                                -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
CIT Group, Inc. ..............          3,566        42,257
MSCI, Inc. (Class A) (a)(b)...            248         7,378
                                                -----------
                                                     49,635
                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.3%
CenturyTel, Inc. (a)..........          2,076        69,006
Citizens Communications Co.
  (a).........................          6,164        64,661
                                                -----------
                                                    133,667
                                                -----------
ELECTRIC UTILITIES -- 2.7%
DPL, Inc. (a).................          2,125        54,485
Great Plains Energy, Inc.
  (a).........................          1,616        39,834
Northeast Utilities...........          2,888        70,872
Pinnacle West Capital Corp.
  (a).........................          1,865        65,424
Westar Energy, Inc. ..........          1,880        42,808
                                                -----------
                                                    273,423
                                                -----------
ELECTRICAL EQUIPMENT -- 1.1%
Hubbell, Inc. (Class B) (a)...          1,001        43,734
Thomas & Betts Corp. (a)(b)...          1,102        40,080
Woodward Governor Co. (a).....          1,089        29,098
                                                -----------
                                                    112,912
                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.2%
Anixter International, Inc.
  (a)(b)......................            604        38,680
Arrow Electronics, Inc. (b)...          2,329        78,371
AVX Corp. ....................            928        11,888
                                                -----------
                                                    128,939
                                                -----------
ENERGY EQUIPMENT & SERVICES -- 1.4%
SEACOR Holdings, Inc. (b).....            443        37,814
Tidewater, Inc. ..............          1,000        55,110
Unit Corp. (a)(b).............            870        49,286
                                                -----------
                                                    142,210
                                                -----------
FOOD & STAPLES RETAILING -- 0.4%
BJ'S Wholesale Club, Inc.
  (a)(b)......................          1,220        43,542
                                                -----------
FOOD PRODUCTS -- 3.5%
Corn Products International,
  Inc. (a)....................          1,392        51,699
Fresh Del Monte Produce, Inc.
  (b).........................            842        30,649
McCormick & Co., Inc. (a).....          2,145        79,301
Smithfield Foods, Inc.
  (a)(b)......................          2,355        60,665
The J.M. Smucker Co. .........          1,074        54,355
Tyson Foods, Inc. (Class A)...          5,194        82,844
                                                -----------
                                                    359,513
                                                -----------

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
GAS UTILITIES -- 2.4%
AGL Resources, Inc. (a).......          1,466   $    50,313
Atmos Energy Corp. (a)........          1,666        42,483
National Fuel Gas Co. (a).....          1,321        62,365
Southern Union Co. (a)........          1,893        44,050
UGI Corp. (a).................          1,974        49,192
                                                -----------
                                                    248,403
                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Hill-Rom Holdings, Inc. ......          1,164        55,639
                                                -----------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
Tenet Healthcare Corp.
  (a)(b)......................          8,895        50,346
                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 0.6%
International Speedway Corp.
  (Class A) (a)...............            628        25,874
Wendy's International, Inc. ..          1,641        37,841
                                                -----------
                                                     63,715
                                                -----------
HOUSEHOLD DURABLES -- 5.8%
The Black & Decker Corp. (a)..          1,146        75,751
Centex Corp. (a)..............          2,286        55,344
D.R. Horton, Inc. (a).........          5,139        80,939
KB HOME (a)...................          1,456        36,007
Leggett & Platt, Inc. (a).....          3,152        48,068
Mohawk Industries, Inc.
  (a)(b)......................          1,027        73,544
NVR, Inc. (a)(b)..............             90        53,775
Snap-on, Inc. (a).............          1,092        55,528
The Stanley Works (a).........          1,486        70,763
Tupperware Brands Corp. (a)...          1,140        44,095
                                                -----------
                                                    593,814
                                                -----------
INDUSTRIAL CONGLOMERATES -- 0.7%
Carlisle Cos., Inc. (a).......          1,148        38,389
Teleflex, Inc. (a)............            734        35,019
                                                -----------
                                                     73,408
                                                -----------
INSURANCE -- 12.2%
Alleghany Corp. (a)(b)........            100        34,136
Allied World Assurance
  Holdings, Ltd. (a)..........            909        36,087
American Financial Group, Inc.
  (a).........................          1,279        32,691
American National Insurance
  Co. (a).....................            296        31,583
Arthur J. Gallagher & Co.
  (a).........................          1,731        40,886
Aspen Insurance Holdings,
  Ltd. .......................          1,394        36,774
Conseco, Inc. (a)(b)..........          3,548        36,190
Endurance Specialty Holdings,
  Ltd. (a)....................          1,038        37,991
Erie Indemnity Co. (Class A)
  (a).........................            826        42,283
Fidelity National Financial,
  Inc. (a)....................          4,056        74,346
First American Corp. (a)......          1,524        51,725
HCC Insurance Holdings, Inc.
  (a).........................          2,161        49,033
Markel Corp. (b)..............            187        82,274
Mercury General Corp. (a).....            495        21,933
Odyssey Re Holdings Corp.
  (a).........................            497        18,265
Old Republic International
  Corp. (a)...................          4,347        56,120
OneBeacon Insurance Group,
  Ltd. (a)....................            449         8,540
PartnerRe, Ltd. (a)...........          1,045        79,734
Protective Life Corp. (a).....          1,309        53,093
Reinsurance Group America,
  Inc. (a)....................            551        29,996
RenaissanceRe Holdings,
  Ltd. .......................          1,150        59,697
SAFECO Corp. (a)..............          1,687        74,026
StanCorp Financial Group, Inc.
  (a).........................            931        44,418
The Commerce Group, Inc. (a)..          1,027        37,034
The Hanover Insurance Group,
  Inc. .......................            958        39,412
Transatlantic Holdings, Inc.
  (a).........................            495        32,843
Unitrin, Inc. (a).............            886        31,311
Wesco Financial Corp. (a).....             25        10,100
White Mountains Insurance
  Group, Ltd. (a).............            146        70,080
                                                -----------
                                                  1,252,601
                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Hasbro, Inc. (a)..............          2,408        67,183
                                                -----------
LIFE SCIENCES TOOLS & SERVICES -- 0.5%
PerkinElmer, Inc. ............          2,227        54,005
                                                -----------
MACHINERY -- 3.4%
Crane Co. (a).................            982        39,624
IDEX Corp. ...................          1,513        46,434
Kennametal, Inc. .............          1,454        42,791
Lincoln Electric Holdings,
  Inc. (a)....................            763        49,206
Pentair, Inc. (a).............          1,876        59,844
The Timken Co. ...............          1,425        42,351
Trinity Industries, Inc. (a)..          1,500        39,975
Valmont Industries, Inc. .....            350        30,762
                                                -----------
                                                    350,987
                                                -----------
MEDIA -- 1.4%
DreamWorks Animation SKG, Inc.
  (Class A) (a)(b)............          1,267        32,663
Hearst-Argyle Television, Inc.
  (a).........................            472         9,737
Meredith Corp. (a)............            724        27,693
Regal Entertainment Group.....          1,466        28,279
The New York Times Co. (Class
  A) (a)......................          2,421        45,709
                                                -----------
                                                    144,081
                                                -----------
METALS & MINING -- 1.5%
Carpenter Technology Corp.
  (a).........................            924        51,716
Century Aluminum Co. (a)(b)...            536        35,505
Commercial Metals Co. (a).....          2,199        65,904
                                                -----------
                                                    153,125
                                                -----------
MULTI-UTILITIES -- 8.3%
Alliant Energy Corp. .........          2,074        72,611
CenterPoint Energy, Inc. (a)..          5,439        77,614
CMS Energy Corp. (a)..........          4,216        57,085
Energy East Corp. (a).........          2,972        71,685
Integrys Energy Group, Inc.
  (a).........................          1,437        67,022
MDU Resources Group, Inc.
  (a).........................          3,163        77,652
NiSource, Inc. ...............          5,151        88,803
NSTAR (a).....................          1,866        56,782
OGE Energy Corp. (a)..........          1,722        53,675
Puget Energy, Inc. ...........          2,203        56,991
SCANA Corp. (a)...............          1,980        72,428
TECO Energy, Inc. (a).........          3,917        62,476
Vectren Corp. (a).............          1,429        38,340
                                                -----------
                                                    853,164
                                                -----------
MULTILINE RETAIL -- 0.3%
Saks, Inc. (a)(b).............          2,359        29,417
                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 5.5%
Boardwalk Pipeline Partners LP
  (a).........................            703        17,301
Buckeye Partners LP (a).......            860        39,646
Enbridge Energy Partners LP
  (a).........................          1,161        55,206
Forest Oil Corp. (a)(b).......          1,466        71,775
Linn Energy LLC (a)...........          2,138        40,622
Magellan Midstream Partners LP
  (a).........................          1,248        50,544
Natural Resource Partners LP..            601        17,038

SPDR DJ WILSHIRE MID CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
NuStar Energy LP..............            726   $    35,168
ONEOK Partners LP.............            872        50,140
Overseas Shipholding Group,
  Inc. (a)....................            531        37,191
Ship Finance International,
  Ltd. (a)....................            747        19,631
Teekay Corp. (a)..............            803        34,103
TEPPCO Partners LP............          1,375        47,424
Whiting Petroleum Corp.
  (a)(b)......................            799        51,655
                                                -----------
                                                    567,444
                                                -----------
PAPER & FOREST PRODUCTS -- 0.9%
MeadWestvaco Corp. ...........          3,296        89,717
                                                -----------
PERSONAL PRODUCTS -- 0.4%
Alberto Culver Co. ...........          1,658        45,446
                                                -----------
PHARMACEUTICALS -- 0.5%
Watson Pharmaceuticals, Inc.
  (a)(b)......................          1,922        56,353
                                                -----------
REAL ESTATE INVESTMENT TRUSTS -- 13.5%
Alexandria Real Estate
  Equities, Inc. (a)..........            599        55,539
AMB Property Corp. ...........          1,860       101,221
Apartment Investment &
  Management Co. (Class A)
  (a).........................          1,797        64,351
BRE Properties, Inc. (Class A)
  (a).........................            962        43,829
Camden Property Trust (a).....            991        49,748
Developers Diversified Realty
  Corp. (a)...................          2,246        94,063
Douglas Emmett, Inc. (a)......          2,028        44,738
Duke Realty Corp. ............          2,738        62,454
Essex Property Trust, Inc.
  (a).........................            473        53,913
Federal Realty Investment
  Trust (a)...................          1,105        86,135
Health Care REIT, Inc. .......          1,664        75,096
Hospitality Properties Trust
  (a).........................          1,765        60,045
iStar Financial, Inc. (a).....          2,518        35,328
Liberty Property Trust (a)....          1,722        53,571
Mack-Cali Realty Corp. (a)....          1,235        44,102
Nationwide Health Properties,
  Inc. (a)....................          1,791        60,446
Rayonier, Inc. (a)............          1,455        63,205
Realty Income Corp. (a).......          1,899        48,652
Regency Centers Corp. ........          1,301        84,253
The Macerich Co. .............          1,364        95,848
UDR, Inc. (a).................          2,523        61,864
Weingarten Realty Investors
  (a).........................          1,462        50,351
                                                -----------
                                                  1,388,752
                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
Forest City Enterprises, Inc.
  (Class A) (a)...............          1,293        47,582
                                                -----------
ROAD & RAIL -- 1.6%
Con-way, Inc. (a).............            848        41,959
Kansas City Southern (a)(b)...          1,444        57,919
Ryder Systems, Inc. (a).......          1,091        66,453
                                                -----------
                                                    166,331
                                                -----------
SOFTWARE -- 2.4%
Cadence Design Systems, Inc.
  (a)(b)......................          5,232        55,878
Compuware Corp. (a)(b)........          5,382        39,504
Novell, Inc. (a)(b)...........          6,569        41,319
Sybase, Inc. (b)..............          1,640        43,132
Synopsys, Inc. (b)............          2,762        62,725
                                                -----------
                                                    242,558
                                                -----------
SPECIALTY RETAIL -- 0.4%
RadioShack Corp. (a)..........          2,465        40,056
                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 0.9%
Hanesbrands, Inc. (b).........          1,806        52,735
Phillips-Van Heusen Corp. ....          1,062        40,271
                                                -----------
                                                     93,006
                                                -----------
THRIFTS & MORTGAGE FINANCE -- 0.9%
Astoria Financial Corp. (a)...          1,668        45,303
Capitol Federal Financial
  (a).........................            385        14,430
Washington Federal, Inc. (a)..          1,628        37,183
                                                -----------
                                                     96,916
                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.4%
UAP Holding Corp. ............            977        37,458
                                                -----------
WATER UTILITIES -- 0.5%
Aqua America, Inc. (a)........          2,481        46,593
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $12,176,298)..........                   10,255,133
                                                -----------
SHORT TERM INVESTMENTS -- 35.2%
MONEY MARKET FUNDS -- 35.2%
  STIC Prime Portfolio
  (Cost $97,390)..............         97,390        97,390
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $3,531,243) (c)(d)....      3,531,243     3,531,243
                                                -----------
TOTAL SHORT TERM INVESTMENTS
  (Cost $3,628,633)...........                    3,628,633
                                                -----------
TOTAL INVESTMENTS -- 134.8%
  (Cost $15,804,931)..........                   13,883,766
OTHER ASSETS AND
  LIABILITIES -- (34.8)%......                   (3,582,518)
                                                -----------
NET ASSETS -- 100.0%..........                  $10,301,248
                                                ===========




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investment of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.5%
AAR Corp. (a)(b)..............            344   $     9,381
American Science &
  Engineering, Inc. (b).......             76         4,147
Applied Energetics, Inc.
  (a)(b)......................            364           604
Argon ST, Inc. (a)(b).........            112         1,905
BE Aerospace, Inc. (a)........            823        28,764
Ceradyne, Inc. (a)(b).........            214         6,840
Cubic Corp. (b)...............            137         3,895
Curtiss-Wright Corp. (b)......            403        16,717
DRS Technologies, Inc. (b)....            374        21,797
DynCorp International, Inc.
  (a)(b)......................            210         3,503
Esterline Technologies Corp.
  (a)(b)......................            266        13,398
GenCorp, Inc. (a)(b)..........            457         4,703
Heico Corp. ..................            194         7,611
Hexcel Corp. (a)(b)...........            858        16,396
Ladish Co., Inc. (a)(b).......            123         4,428
Moog, Inc. (a)(b).............            351        14,816
MTC Technologies, Inc.
  (a)(b)......................             81         1,926
Orbital Sciences Corp.
  (a)(b)......................            543        13,086
Stanley, Inc. (a).............            120         3,535
Taser International, Inc.
  (a)(b)......................            523         4,916
Teledyne Technologies, Inc.
  (a)(b)......................            296        13,912
TransDigm Group, Inc. (a)(b)..            228         8,447
Triumph Group, Inc. (b).......            151         8,596
                                                -----------
                                                    213,323
                                                -----------
AIR FREIGHT & LOGISTICS -- 0.4%
ABX Air, Inc. (a)(b)..........            465         1,367
Atlas Air Worldwide Holdings,
  Inc. (a)....................            136         7,480
Forward Air Corp. (b).........            268         9,498
HUB Group, Inc. (Class A)
  (a)(b)......................            343        11,281
Pacer International, Inc.
  (b).........................            294         4,831
UTI Worldwide, Inc. (b).......            811        16,285
                                                -----------
                                                     50,742
                                                -----------
AIRLINES -- 0.5%
AirTran Holdings, Inc.
  (a)(b)......................            783         5,168
Alaska Air Group, Inc.
  (a)(b)......................            344         6,749
Allegiant Travel Co. (a)(b)...            114         3,012
Continental Airlines, Inc.
  (Class B) (a)(b)............            896        17,230
ExpressJet Holdings, Inc.
  (a)(b)......................            490         1,289
JetBlue Airways Corp. (a)(b)..          1,654         9,593
Republic Airways Holdings,
  Inc. (a)(b).................            332         7,191
SkyWest, Inc. (b).............            554        11,700
US Airways Group, Inc.
  (a)(b)......................            712         6,344
                                                -----------
                                                     68,276
                                                -----------
AUTO COMPONENTS -- 0.9%
Aftermarket Technology Corp.
  (a).........................            187         3,635
American Axle & Manufacturing
  Holdings, Inc. (b)..........            413         8,466
ArvinMeritor, Inc. (b)........            616         7,706
Cooper Tire & Rubber Co. (b)..            525         7,859
Dana Holding Corp. (a)........            594         5,940
Drew Industries, Inc. (a)(b)..            165         4,036
Exide Technologies (a)(b).....            587         7,690
Gentex Corp. (b)..............          1,304        22,364
Lear Corp. (a)................            589        15,261
Modine Manufacturing Co. (b)..            244         3,536
Sauer-Danfoss, Inc. (b).......             88         1,948
Superior Industries
  International, Inc. (b).....            181         3,756
Tenneco Automotive, Inc.
  (a)(b)......................            416        11,623
TRW Automotive Holdings Corp.
  (a).........................            483        11,288
Visteon Corp. (a)(b)..........          1,113         4,185
                                                -----------
                                                    119,293
                                                -----------
AUTOMOBILES -- 0.1%
Fleetwood Enterprises, Inc.
  (a)(b)......................            540         2,484
Monaco Coach Corp. (b)........            227         2,152
Thor Industries, Inc. (b).....            346        10,300
Winnebago Industries, Inc.
  (b).........................            253         4,276
                                                -----------
                                                     19,212
                                                -----------
BEVERAGES -- 0.3%
Boston Beer Co., Inc. (a)(b)..             88         4,184
Central European Distribution
  Corp. (a)(b)................            299        17,399
Coca-Cola Hellenic Bottling
  Co. SA (b)..................             36         2,218
PepsiAmericas, Inc. (b).......            587        14,986
                                                -----------
                                                     38,787
                                                -----------
BIOTECHNOLOGY -- 2.4%
Acorda Therapeutics, Inc.
  (a)(b)......................            290         5,206
Affymax, Inc. (a)(b)..........             52           733
Alexion Pharmaceuticals, Inc.
  (a)(b)......................            338        20,043
Alkermes, Inc. (a)(b).........            922        10,953
Alnylam Pharmaceuticals, Inc.
  (a)(b)......................            295         7,198
Applera Corp. -- Celera
  Genomics Group (a)..........            721        10,599
Arena Pharmaceuticals, Inc.
  (a)(b)......................            606         4,145
Ariad Pharmaceuticals, Inc.
  (a)(b)......................            558         1,880
Cepheid, Inc. (a)(b)..........            497        12,122
Cougar Biotechnology, Inc.
  (a)(b)......................            153         3,213
Cubist Pharmaceuticals, Inc.
  (a)(b)......................            503         9,265
CV Therapeutics, Inc. (a).....            477         3,401
Dendreon Corp. (a)(b).........            696         3,355
Enzon Pharmaceuticals, Inc.
  (a)(b)......................            378         3,481
Genomic Health, Inc. (a)(b)...            141         2,664
Geron Corp. (a)(b)............            651         3,177
GTx, Inc. (a)(b)..............            124         1,994
Halozyme Therapeutics, Inc.
  (a)(b)......................            552         3,511
Human Genome Sciences, Inc.
  (a)(b)......................          1,222         7,198
ImClone Systems, Inc. (a)(b)..            559        23,713
Incyte Corp. (a)(b)...........            694         7,294
Indevus Pharmaceuticals, Inc.
  (a)(b)......................            635         3,029
InterMune, Inc. (a)(b)........            253         3,689
Isis Pharmaceuticals, Inc.
  (a)(b)......................            792        11,175
Keryx Biopharmaceuticals, Inc.
  (a).........................            367           220
Lexicon Genetics, Inc.
  (a)(b)......................            817         1,650
Life Cell Corp. (a)(b)........            309        12,987
Ligand Pharmaceuticals, Inc.
  (Class B) (b)...............            608         2,432
MannKind Corp. (a)(b).........            446         2,663
Martek Biosciences Corp.
  (a)(b)......................            292         8,926
Maxygen, Inc. (a)(b)..........            242         1,563
Medarex, Inc. (a)(b)..........          1,144        10,124
Momenta Pharmaceuticals, Inc.
  (a)(b)......................            225         2,459
Myriad Genetics, Inc. (a)(b)..            399        16,076
Neurocrine Biosciences, Inc.
  (a)(b)......................            308         1,663
Onyx Pharmaceuticals, Inc.
  (a)(b)......................            498        14,457
Opko Health, Inc. (a).........            805         1,674
OSI Pharmaceuticals, Inc.
  (a)(b)......................            529        19,779

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
PDL BioPharma, Inc. (a)(b)....          1,061   $    11,236
Progenics Pharmaceuticals,
  Inc. (a)(b).................            221         1,443
Regeneron Pharmaceuticals,
  Inc. (a)(b).................            719        13,798
Rigel Pharmaceuticals, Inc.
  (a).........................            328         6,121
Sangamo Biosciences, Inc.
  (a).........................            332         3,373
Savient Pharmaceuticals, Inc.
  (a)(b)......................            482         9,640
Seattle Genetics, Inc.
  (a)(b)......................            538         4,896
Theravance, Inc. (a)(b).......            437         4,602
United Therapeutics Corp.
  (a).........................            188        16,300
Zymogenetics, Inc. (a)(b).....            333         3,263
                                                -----------
                                                    334,383
                                                -----------
BUILDING PRODUCTS -- 0.6%
American Woodmark Corp. (b)...             83         1,706
Ameron International Corp. ...             77         7,202
Apogee Enterprises, Inc. (b)..            249         3,835
Armstrong World Industries,
  Inc. (b)....................            151         5,385
Builders FirstSource, Inc.
  (a)(b)......................            135           980
Gibraltar Industries, Inc.
  (b).........................            241         2,827
Griffon Corp. (a)(b)..........            222         1,909
Lennox International, Inc.
  (b).........................            550        19,783
NCI Building Systems, Inc.
  (a)(b)......................            174         4,211
Owens Corning, Inc. (a)(b)....            805        14,595
Simpson Manufacturing Co.,
  Inc. (b)....................            342         9,296
Universal Forest Products,
  Inc. (b)....................            157         5,055
                                                -----------
                                                     76,784
                                                -----------
CAPITAL MARKETS -- 1.7%
Affiliated Managers Group,
  Inc. (a)(b).................            271        24,590
Calamos Asset Management, Inc.
  (Class B) (b)...............            181         2,947
Cohen & Steers, Inc. (b)......            146         3,867
E*TRADE Financial Corp.
  (a)(b)......................          3,802        14,676
FBR Capital Markets Corp.
  (a).........................            279         1,883
FCStone Group, Inc. (a)(b)....            201         5,568
GAMCO Investors, Inc. (b).....             56         2,820
GFI Group, Inc. (b)...........            147         8,423
Greenhill & Co., Inc. (b).....             84         5,843
Investment Technology Group,
  Inc. (a)....................            396        18,287
Jefferies Group, Inc. (b).....            983        15,856
KBW, Inc. (a)(b)..............            251         5,535
Knight Capital Group, Inc.
  (a)(b)......................            884        14,356
LaBranche & Co., Inc. (a)(b)..            511         2,223
Lazard, Ltd. (b)..............            469        17,916
MF Global, Ltd. (a)(b)........            887         8,790
optionsXpress Holdings, Inc.
  (b).........................            446         9,237
Penson Worldwide, Inc.
  (a)(b)......................            162         1,495
Piper Jaffray Cos., Inc.
  (a)(b)......................            158         5,366
Pzena Investment Management,
  Inc. (Class A) (b)..........             43           487
Raymond James Financial, Inc.
  (b).........................            890        20,452
Riskmetrics Group, Inc. (a)...            118         2,283
Stifel Financial Corp.
  (a)(b)......................            121         5,433
SWS Group, Inc. (b)...........            243         2,972
Thomas Weisel Partners Group,
  Inc. (a)(b).................            199         1,317
TradeStation Group, Inc.
  (a)(b)......................            284         2,420
W.P. Carey & Co. LLC..........            246         7,373
W.P. Stewart & Co., Ltd. (b)..            184           357
Waddell & Reed Financial, Inc.
  (Class A) (b)...............            763        24,515
                                                -----------
                                                    237,287
                                                -----------
CHEMICALS -- 2.2%
A. Schulman, Inc. ............            209         4,291
American Vanguard Corp. (b)...            158         2,629
Arch Chemicals, Inc. (b)......            221         8,234
Cabot Corp. (b)...............            459        12,852
Calgon Carbon Corp. (a)(b)....            324         4,876
Chemtura Corp. ...............          2,188        16,060
Cytec Industries, Inc. .......            381        20,517
Ferro Corp. (b)...............            394         5,855
Flotek Industries, Inc.
  (a)(b)......................            145         2,115
Georgia Gulf Corp. (b)........            279         1,933
H.B. Fuller Co. (b)...........            515        10,511
Hercules, Inc. (b)............          1,059        19,369
Koppers Holdings, Inc. (b)....            133         5,893
Kronos Worldwide, Inc. (b)....             26           628
LSB Industries, Inc. (a)(b)...            136         2,005
Minerals Technologies, Inc.
  (b).........................            174        10,927
Nalco Holding Co. (b).........          1,285        27,178
NewMarket Corp. (b)...........            128         9,658
NL Industries, Inc. (b).......             61           666
Olin Corp. (b)................            595        11,757
OM Group, Inc. (a)(b).........            277        15,107
PolyOne Corp. (a)(b)..........            745         4,746
Rockwood Holdings, Inc.
  (a)(b)......................            220         7,209
RPM International, Inc. (b)...          1,104        23,118
Sensient Technologies Corp.
  (b).........................            432        12,740
Spartech Corp. (b)............            264         2,231
Terra Nitrogen Co. LP (b).....             67         7,474
The Scotts Miracle-Gro Co.
  (Class A) (b)...............            395        12,806
Tronox, Inc. (b)..............            332         1,325
Valhi, Inc. (b)...............            101         2,362
Valspar Corp. (b).............            846        16,785
W.R. Grace & Co. (a)(b).......            534        12,186
Westlake Chemical Corp. (b)...            155         2,023
Zep, Inc. (b).................            184         2,984
Zoltek Cos., Inc. (a)(b)......            230         6,100
                                                -----------
                                                    307,150
                                                -----------
COMMERCIAL BANKS -- 5.3%
1st Source Corp. (b)..........            127         2,673
AMCORE Financial, Inc. (b)....            180         3,663
Bancfirst Corp. (b)...........             60         2,747
BancorpSouth, Inc. (b)........            702        16,258
Bank of Hawaii Corp. (b)......            442        21,906
Bank of the Ozarks, Inc. (b)..            109         2,605
Banner Corp. (b)..............            124         2,857
BOK Financial Corp. ..........            205        10,707
Boston Private Financial
  Holdings, Inc. (b)..........            303         3,209
Capital City Bank Group, Inc.
  (b).........................            105         3,045
Capitol Bancorp, Ltd. (b).....            138         2,917
Cascade Bancorp (b)...........            190         1,816
Cathay General Bancorp (b)....            455         9,432
Centennial Bank Holdings, Inc.
  (a)(b)......................            466         2,926
Central Pacific Financial
  Corp. (b)...................            250         4,713
Chemical Financial Corp. (b)..            198         4,720
Citizens Republic Bancorp,
  Inc. (b)....................            658         8,179
City Bank (b).................            115         2,561
City Holding Co. (b)..........            139         5,546
CoBiz, Inc. (b)...............            157         2,044
Columbia Banking System, Inc.
  (b).........................            154         3,447

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Community Bank System, Inc.
  (b).........................            254   $     6,238
Community Trust Bancorp, Inc.
  (b).........................            117         3,428
Cullen/Frost Bankers, Inc.
  (b).........................            521        27,634
CVB Financial Corp. (b).......            574         5,975
East West Bancorp, Inc. (b)...            574        10,188
F N B Corp. (b)...............            548         8,554
First Bancorp- North Carolina
  (b).........................            127         2,531
First BanCorp- Puerto Rico
  (b).........................            654         6,645
First Charter Corp. (b).......            318         8,494
First Citizens Bancshares,
  Inc. (Class A)..............             53         7,386
First Commonwealth Financial
  Corp. (b)...................            611         7,081
First Community Bancorp, Inc.
  (b).........................            226         6,068
First Financial Bancorp (b)...            314         4,223
First Financial Bankshares,
  Inc. (b)....................            154         6,311
First Financial Corp. (b).....             83         2,555
First Horizon National Corp.
  (b).........................          1,144        16,027
First Merchants Corp. (b).....            155         4,424
First Midwest Bancorp, Inc.
  (b).........................            442        12,274
First State Bancorp (b).......            164         2,196
FirstMerit Corp. (b)..........            681        14,069
Frontier Financial Corp. (b)..            428         7,567
Fulton Financial Corp. (b)....          1,578        19,394
Glacier Bancorp, Inc. (b).....            476         9,125
Great Southern Bancorp, Inc.
  (b).........................             81         1,264
Hancock Holding Co. (b).......            243        10,211
Hanmi Financial Corp. (b).....            385         2,845
Harleysville National Corp.
  (b).........................            288         4,153
IBERIABANK Corp. (b)..........             99         4,381
Independent Bank Corp.-
  Massachusetts (b)...........            143         4,226
Independent Bank Corp.-
  Michigan (b)................            184         1,910
Integra Bank Corp. (b)........            176         2,851
International Bancshares Corp.
  (b).........................            493        11,132
Irwin Financial Corp. (b).....            200         1,062
MB Financial, Inc. (b)........            325        10,004
Midwest Banc Holdings, Inc.
  (b).........................            196         2,505
Nara Bancorp, Inc. (b)........            180         2,338
National Penn Bancshares, Inc.
  (b).........................            724        13,170
NBT Bancorp, Inc. (b).........            282         6,260
Northfield Bancorp, Inc. (a)..            182         1,866
Old National Bancorp (b)......            605        10,890
Old Second Bancorp, Inc. (b)..             97         2,576
Omega Financial Corp. (b).....            106         3,307
Oriental Financial Group......            199         3,922
Pacific Capital Bancorp (b)...            403         8,665
Park National Corp. (b).......            105         7,439
PrivateBancorp, Inc. (b)......            261         8,214
Prosperity Bancshares, Inc.
  (b).........................            396        11,349
Provident Bankshares Corp.
  (b).........................            276         2,964
Republic Bancorp, Inc.-
  Kentucky (b)................             92         1,737
S&T Bancorp, Inc. (b).........            210         6,756
S.Y. Bancorp, Inc. (b)........            104         2,417
Sandy Spring Bancorp, Inc.
  (b).........................            139         3,825
Santander Bancorp.............             46           465
Seacoast Banking Corp. of
  Florida (b).................            126         1,380
Signature Bank (a)(b).........            250         6,375
Simmons First National
  Corp. ......................            114         3,389
South Financial Group, Inc.
  (b).........................            664         9,867
Sterling Bancorp (b)..........            150         2,330
Sterling Bancshares, Inc.
  (b).........................            629         6,252
Sterling Financial
  Corp. -- Pennsylvania (a)...            235         4,101
Sterling Financial
  Corp. -- Washington (b).....            465         7,259
Suffolk Bancorp (b)...........             84         2,661
Sun Bancorp, Inc. (a)(b)......            162         2,134
Susquehanna Bancshares, Inc.
  (b).........................            810        16,500
SVB Financial Group (a)(b)....            302        13,179
Texas Capital Bancshares, Inc.
  (a)(b)......................            230         3,882
The Colonial BancGroup, Inc.
  (b).........................          1,433        13,800
Tompkins Trustco, Inc. (b)....             64         3,149
TowneBank.....................            203         3,039
Trico Bancshares (b)..........            135         2,337
Trustmark Corp. (b)...........            460        10,249
UCBH Holdings, Inc. (b).......            945         7,333
UMB Financial Corp. (b).......            282        11,618
Umpqua Holdings Corp. (b).....            546         8,468
United Bankshares, Inc. (b)...            392        10,447
United Community Banks, Inc.
  (b).........................            433         7,352
Valley National Bancorp (b)...          1,102        21,169
Virginia Commerce Bancorp,
  Inc. (a)(b).................            165         1,894
W Holding Co., Inc. (b).......          1,078         1,283
Washington Trust Bancorp, Inc.
  (b).........................            102         2,532
Webster Financial Corp. (b)...            462        12,876
WesBanco, Inc. (b)............            201         4,967
West Coast Bancorp (b)........            125         1,824
Westamerica Bancorp (b).......            270        14,202
Western Alliance Bancorp
  (a)(b)......................            208         2,675
Whitney Holding Corp. (b).....            616        15,271
Wilmington Trust Corp. (b)....            621        19,313
Wintrust Financial Corp. (b)..            202         7,060
                                                -----------
                                                    733,229
                                                -----------
COMMERCIAL SERVICES & SUPPLIES -- 3.7%
ABM Industries, Inc. (b)......            410         9,200
ACCO Brands Corp. (a)(b)......            491         6,663
Administaff, Inc. (b).........            203         4,793
Advisory Board Co. (a)(b).....            165         9,065
American Reprographics Co.
  (a)(b)......................            331         4,912
Bowne & Co., Inc. (b).........            219         3,340
CBIZ, Inc. (a)(b).............            434         3,524
CDI Corp. (b).................            114         2,856
Cenveo, Inc. (a)(b)...........            419         4,383
Clean Harbors, Inc. (a)(b)....            153         9,945
Comfort Systems USA, Inc.
  (b).........................            350         4,554
Consolidated Graphics, Inc.
  (a)(b)......................            103         5,773
Copart, Inc. (a)(b)...........            602        23,334
Corrections Corp. of America
  (a)(b)......................          1,087        29,914
CoStar Group, Inc. (a)(b).....            175         7,525
Courier Corp. (b).............             95         2,370
CRA International, Inc.
  (a)(b)......................             96         3,085
Deluxe Corp. .................            467         8,971
Diamond Management &
  Technology Consultants,
  Inc. .......................            256         1,651
Duff & Phelps Corp. (Class A)
  (a)(b)......................             70         1,259
EnergySolutions, Inc. (b).....            263         6,033
EnerNOC, Inc. (a)(b)..........             84           958
Ennis, Inc. (b)...............            210         3,524
First Advantage Corp. (Class
  A) (a)(b)...................             61         1,293
FTI Consulting, Inc. (a)(b)...            430        30,547
Fuel Tech, Inc. (a)(b)........            154         3,157

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
G & K Services, Inc. (Class A)
  (b).........................            182   $     6,481
GeoEye, Inc. (a)..............            159         4,132
Healthcare Services Group,
  Inc. (b)....................            326         6,729
Heidrick & Struggles
  International, Inc. (b).....            151         4,912
Herman Miller, Inc. (b).......            519        12,752
HNI Corp. (b).................            343         9,223
Huron Consulting Group, Inc.
  (a)(b)......................            161         6,690
IKON Office Solutions, Inc.
  (b).........................            595         4,522
Innerworkings, Inc. (a)(b)....            226         3,171
Interface, Inc. (Class A).....            457         6,421
Kelly Services, Inc. (Class A)
  (b).........................            199         4,091
Kenexa Corp. (a)(b)...........            208         3,844
Kforce, Inc. (a)(b)...........            344         3,041
Kimball International, Inc.
  (Class B) (b)...............            216         2,316
Knoll, Inc. ..................            415         4,789
Korn/Ferry International
  (a)(b)......................            417         7,047
Layne Christensen Co. (a)(b)..            164         5,743
LECG Corp. (a)(b).............            218         2,040
M&F Worldwide Corp. (a)(b)....            116         4,337
McGrath Rentcorp (b)..........            193         4,653
Mine Safety Appliances Co.
  (b).........................            203         8,362
Mobile Mini, Inc. (a)(b)......            309         5,871
Navigant Consulting, Inc.
  (a)(b)......................            410         7,782
PHH Corp. (a).................            492         8,576
Pike Electric Corp. (a)(b)....            159         2,215
Resources Connection, Inc.
  (b).........................            441         7,881
Rollins, Inc. (b).............            470         8,314
RSC Holdings, Inc. (a)(b).....            407         4,436
Schawk, Inc. (b)..............             95         1,519
School Specialty, Inc.
  (a)(b)......................            164         5,173
Spherion Corp. (a)............            507         3,103
Steelcase, Inc. (Class A)
  (b).........................            557         6,160
Team, Inc. (a)................            164         4,477
TeleTech Holdings, Inc.
  (a)(b)......................            364         8,175
Tetra Tech, Inc. (a)(b).......            527        10,282
The Brink's Co. (b)...........            335        22,505
The Corporate Executive Board
  Co. ........................            323        13,075
The Geo Group, Inc. (a)(b)....            459        13,054
TrueBlue, Inc. (a)(b).........            377         5,067
United Stationers, Inc. (a)...            228        10,876
Viad Corp. (b)................            168         6,050
Volt Information Sciences,
  Inc. (a)(b).................            124         2,103
Waste Connections, Inc.
  (a)(b)......................            623        19,151
Waste Industries USA, Inc. ...             60         2,169
Watson Wyatt Worldwide, Inc.
  (Class A) (b)...............            386        21,905
                                                -----------
                                                    507,844
                                                -----------
COMMUNICATIONS EQUIPMENT -- 2.0%
3Com Corp. (a)(b).............          3,402         7,791
Acme Packet, Inc. (a)(b)......            196         1,566
ADC Telecommunications, Inc.
  (a).........................          1,068        12,901
Adtran, Inc. (b)..............            540         9,990
Airvana, Inc. (a)(b)..........            242         1,266
Arris Group, Inc. (a)(b)......          1,220         7,100
Aruba Networks, Inc. (a)(b)...            292         1,521
Avocent Corp. (a)(b)..........            431         7,284
Bel Fuse, Inc. (Class B) (b)..             88         2,452
BigBand Networks, Inc.
  (a)(b)......................            209         1,198
Black Box Corp. ..............            152         4,689
Blue Coat Systems, Inc.
  (a)(b)......................            346         7,626
CIENA Corp. (a)(b)............            792        24,417
CommScope, Inc. (a)(b)........            603        21,002
Comtech Telecommunications
  Corp. (a)(b)................            219         8,541
Dycom Industries, Inc.
  (a)(b)......................            346         4,155
Extreme Networks, Inc.
  (a)(b)......................            960         2,976
F5 Networks, Inc. (a)(b)......            767        13,936
Finisar Corp. (a)(b)..........          2,033         2,602
Foundry Networks, Inc.
  (a)(b)......................          1,177        13,630
Harmonic, Inc. (a)............            849         6,452
Harris Stratex Networks, Inc.
  (a)(b)......................            191         1,916
Hughes Communications, Inc.
  (a)(b)......................             53         2,686
Infinera Corp. (a)(b).........            662         7,944
InterDigital, Inc. (a)(b).....            427         8,459
Ixia (a)(b)...................            298         2,312
Loral Space & Communications,
  Ltd. (a)(b).................            112         2,670
Mastec, Inc. (a)..............            392         3,218
Netgear, Inc. (a)(b)..........            320         6,384
Neutral Tandem, Inc. (a)(b)...             56         1,009
Nextwave Wireless, Inc.
  (a)(b)......................            433         2,187
OpNext, Inc. (a)(b)...........            176           959
Plantronics, Inc. (b).........            439         8,477
Polycom, Inc. (a)(b)..........            835        18,821
Powerwave Technologies, Inc.
  (a)(b)......................          1,186         3,024
Riverbed Technology, Inc.
  (a)(b)......................            460         6,836
ShoreTel, Inc. (a)(b).........            174           891
Sonus Networks, Inc. (a)(b)...          2,443         8,404
Starent Networks Corp.
  (a)(b)......................            263         3,551
Sycamore Networks, Inc.
  (a)(b)......................          1,597         5,845
Tekelec (a)(b)................            518         6,449
Utstarcom, Inc. (a)(b)........            865         2,457
Viasat, Inc. (a)..............            241         5,235
                                                -----------
                                                    272,829
                                                -----------
COMPUTERS & PERIPHERALS -- 1.1%
Adaptec, Inc. (a)(b)..........            841         2,473
Avid Technology, Inc. (a)(b)..            373         9,079
Brocade Communications
  Systems, Inc. (a)(b)........          3,365        24,565
Data Domain, Inc. (a)(b)......            206         4,903
Diebold, Inc. (b).............            598        22,455
Electronics for Imaging, Inc.
  (a)(b)......................            520         7,758
Emulex Corp. (a)..............            759        12,326
Hutchinson Technology, Inc.
  (a)(b)......................            218         3,468
Hypercom Corp. (a)............            443         1,923
Imation Corp. (b).............            299         6,799
Intermec, Inc. (a)(b).........            431         9,564
Isilon Systems, Inc. (a)(b)...            206         1,005
Novatel Wireless, Inc.
  (a)(b)......................            277         2,681
Palm, Inc. (b)................            797         3,985
QLogic Corp. (a)..............          1,246        19,126
Quantum Corp. (a)(b)..........          1,690         3,617
Rackable Systems, Inc.
  (a)(b)......................            262         2,389
Stratasys, Inc. (a)(b)........            175         3,115
Synaptics, Inc. (a)(b)........            219         5,230
                                                -----------
                                                    146,461
                                                -----------
CONSTRUCTION & ENGINEERING -- 0.4%
Aecom Technology Corp.
  (a)(b)......................            672        17,479
EMCOR Group, Inc. (a).........            581        12,904
Granite Construction, Inc.
  (b).........................            314        10,271

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Insituform Technologies, Inc.
  (a)(b)......................            235   $     3,250
Perini Corp. (a)..............            214         7,753
                                                -----------
                                                     51,657
                                                -----------
CONSTRUCTION MATERIALS -- 0.2%
Eagle Materials, Inc. (b).....            401        14,256
Headwaters, Inc. (a)(b).......            351         4,630
Texas Industries, Inc. (b)....            249        14,967
                                                -----------
                                                     33,853
                                                -----------
CONSUMER FINANCE -- 0.4%
Advance America Cash Advance
  Centers, Inc. (b)...........            527         3,979
Advanta Corp. (Class B) (b)...            318         2,235
AmeriCredit Corp. (a)(b)......          1,042        10,493
Cardtronics, Inc. (a).........             91           634
Cash America International,
  Inc. (b)....................            257         9,355
CompuCredit Corp. (a)(b)......            280         2,484
Credit Acceptance Corp.
  (a)(b)......................             18           279
Dollar Financial Corp.
  (a)(b)......................            204         4,692
Ezcorp, Inc. (a)..............            331         4,075
First Cash Financial Services,
  Inc. (a)(b).................            239         2,469
Nelnet, Inc. (b)..............            167         1,962
The First Marblehead Corp.
  (a).........................            582         4,342
The Student Loan Corp. (b)....             36         3,560
World Acceptance Corp.
  (a)(b)......................            127         4,045
                                                -----------
                                                     54,604
                                                -----------
CONTAINERS & PACKAGING -- 0.9%
Aptargroup, Inc. (b)..........            583        22,696
Boise, Inc. (a)(b)............            265         1,696
Graphic Packaging Holding Co.
  (a).........................            727         2,123
Greif, Inc. (Class A) (b).....            279        18,952
Myers Industries, Inc. (b)....            221         2,902
Packaging Corp. of America
  (b).........................            847        18,914
Rock-Tenn Co. ................            346        10,370
Silgan Holdings, Inc. (b).....            229        11,365
Smurfit-Stone Container Corp.
  (a)(b)......................          2,311        17,795
Temple-Inland, Inc. (b).......            892        11,346
                                                -----------
                                                    118,159
                                                -----------
DISTRIBUTORS -- 0.2%
Audiovox Corp. (Class A)
  (a)(b)......................            150         1,602
LKQ Corp. (a)(b)..............          1,106        24,852
                                                -----------
                                                     26,454
                                                -----------
DIVERSIFIED CONSUMER SERVICES -- 1.2%
American Public Education,
  Inc. (a)(b).................             42         1,275
Bright Horizons Family
  Solutions, Inc. (a)(b)......            245        10,545
Capella Education Co. (a)(b)..             86         4,696
Career Education Corp.
  (a)(b)......................            830        10,557
Coinstar, Inc. (a)(b).........            235         6,613
Corinthian Colleges, Inc.
  (a)(b)......................            707         5,112
DeVry, Inc. (b)...............            551        23,054
INVESTools, Inc. (a)(b).......            387         4,253
Jackson Hewitt Tax Service,
  Inc. (b)....................            227         2,604
Lincoln Educational Services
  Corp. (a)(b)................             20           240
Matthews International Corp.
  (Class A) (b)...............            289        13,944
Pre-Paid Legal Services, Inc.
  (a)(b)......................             74         3,138
Regis Corp. (b)...............            378        10,391
Service Corp. International...          2,491        25,259
Sotheby's (b).................            606        17,519
Steiner Leisure, Ltd. (a)(b)..            130         4,290
Stewart Enterprises, Inc.
  (Class A) (b)...............            819         5,258
Strayer Education, Inc. (b)...            130        19,825
Universal Technical Institute,
  Inc. (a)(b).................            194         2,276
                                                -----------
                                                    170,849
                                                -----------
DIVERSIFIED FINANCIAL SERVICES -- 0.3%
Asset Acceptance Capital Corp.
  (b).........................            123         1,184
Financial Federal Corp. (b)...            217         4,733
Interactive Brokers Group,
  Inc. (Class A) (a)(b).......            366         9,395
KKR Financial Holdings LLC
  (b).........................          1,048        13,268
MarketAxess Holdings, Inc.
  (a)(b)......................            256         2,545
MSCI, Inc. (Class A) (a)(b)...            125         3,719
NewStar Financial, Inc.
  (a)(b)......................            215         1,114
Pico Holdings, Inc. (a)(b)....            139         4,202
Portfolio Recovery Associates,
  Inc. (b)....................            131         5,618
Resource America, Inc. (b)....            122         1,153
                                                -----------
                                                     46,931
                                                -----------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.7%
Alaska Communications Systems
  Group, Inc. (b).............            369         4,517
Atlantic Tele-Network, Inc. ..             87         2,943
Cbeyond, Inc. (a)(b)..........            179         3,363
Cincinnati Bell, Inc. (a)(b)..          2,233         9,513
Cogent Communications Group,
  Inc. (a)(b).................            444         8,130
Consolidated Communications
  Holdings, Inc. (b)..........            201         3,041
Covad Communications Group,
  Inc. (a)....................          2,442         2,369
Fairpoint Communications, Inc.
  (b).........................            736         6,639
General Communication, Inc.
  (Class A) (a)(b)............            394         2,419
Global Crossing, Ltd. (a)(b)..            211         3,199
Globalstar, Inc. (a)(b).......            285         2,078
IDT Corp. (Class B) (b).......            513         1,985
Iowa Telecommunications
  Services, Inc. (b)..........            263         4,663
NTELOS Holdings Corp. ........            247         5,977
Paetec Holding Corp. (a)(b)...            689         4,589
Premiere Global Services, Inc.
  (a).........................            483         6,926
SureWest Communications (b)...            105         1,623
Time Warner Telecom, Inc.
  (Class A) (a)(b)............          1,321        20,462
Vonage Holdings Corp. (a)(b)..            330           610
                                                -----------
                                                     95,046
                                                -----------
ELECTRIC UTILITIES -- 1.4%
ALLETE, Inc. (b)..............            217         8,381
Brookfield Infrastructure
  Partners LP (b).............            197         3,339
Cleco Corp. (b)...............            543        12,044
El Paso Electric Co. (a)(b)...            419         8,954
Empire District Electric
  Co. ........................            293         5,933
Great Plains Energy, Inc.
  (b).........................            782        19,276
Hawaiian Electric Industries,
  Inc. (b)....................            742        17,712
IDACORP, Inc. (b).............            410        13,165
ITC Holdings Corp. (b)........            440        22,906
MGE Energy, Inc. (b)..........            190         6,471

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Otter Tail Corp. (b)..........            238   $     8,423
Portland General Electric Co.
  (b).........................            569        12,831
Sierra Pacific Resources (b)..          2,080        26,270
UIL Holdings Corp. (b)........            197         5,936
Unisource Energy Corp. .......            298         6,633
Westar Energy, Inc. (b).......            910        20,721
                                                -----------
                                                    198,995
                                                -----------
ELECTRICAL EQUIPMENT -- 1.6%
A.O. Smith Corp. (b)..........            177         5,818
Acuity Brands, Inc. (b).......            377        16,192
Advanced Battery Technologies,
  Inc. (a)(b).................            350         1,561
American Superconductor Corp.
  (a)(b)......................            352         8,163
Baldor Electric Co. (b).......            383        10,724
Belden CDT, Inc. (b)..........            410        14,481
Brady Corp. (b)...............            439        14,676
Encore Wire Corp. (b).........            136         2,477
Energy Conversion Devices,
  Inc. (a)(b).................            364        10,884
EnerSys (a)(b)................            381         9,114
Evergreen Solar, Inc. (a)(b)..            989         9,168
Franklin Electric Co., Inc.
  (b).........................            140         4,784
FuelCell Energy, Inc. (a)(b)..            561         3,731
General Cable Corp. (a)(b)....            467        27,586
GrafTech International, Ltd.
  (a)(b)......................            949        15,383
II-VI, Inc. (a)(b)............            227         8,621
Lime Energy Co. (a)...........            281         2,810
Medis Technologies, Ltd. (a)..            177         1,605
Orion Energy Systems, Inc.
  (a)(b)......................             65           620
Plug Power, Inc. (a)(b).......            623         1,938
Polypore International, Inc.
  (a).........................            122         2,524
Power-One, Inc. (a)(b)........            668         2,144
Regal-Beloit Corp. ...........            291        10,659
Superior Essex, Inc. (a)(b)...            172         4,837
Thomas & Betts Corp. (a)(b)...            533        19,385
Vicor Corp. (b)...............            153         1,827
Woodward Governor Co. (b).....            527        14,081
                                                -----------
                                                    225,793
                                                -----------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.0%
Agilysys, Inc. (b)............            224         2,598
Anixter International, Inc.
  (a)(b)......................            292        18,700
AVX Corp. (b).................            432         5,534
Benchmark Electronics, Inc.
  (a)(b)......................            657        11,793
Brightpoint, Inc. (a)(b)......            431         3,603
Checkpoint Systems, Inc.
  (a)(b)......................            362         9,720
Cogent, Inc. (a)(b)...........            331         3,121
Cognex Corp. (b)..............            341         7,444
Coherent, Inc. (a)............            270         7,530
CTS Corp. ....................            305         3,264
Daktronics, Inc. (b)..........            316         5,660
Echelon Corp. (a)(b)..........            270         3,645
Electro Scientific Industries,
  Inc. (a)(b).................            215         3,543
FARO Technologies, Inc.
  (a)(b)......................            131         4,085
ICx Technologies, Inc. (a)....             31           140
Insight Enterprises, Inc.
  (a)(b)......................            422         7,385
IPG Photonics Corp. (a).......            155         2,432
Itron, Inc. (a)(b)............            272        24,543
KEMET Corp. (a)(b)............            697         2,816
L-1 Identity Solutions, Inc.
  (a)(b)......................            677         9,004
Littelfuse, Inc. (a)(b).......            203         7,099
Measurement Specialties, Inc.
  (a)(b)......................            109         1,904
Methode Electronics, Inc.
  (Class A)...................            332         3,881
MTS Systems Corp. (b).........            147         4,742
Multi-Fineline Electronix,
  Inc. (a)(b).................             82         1,539
National Instruments Corp.
  (b).........................            531        13,880
Newport Corp. (a)(b)..........            303         3,385
Park Electrochemical Corp.
  (b).........................            155         4,007
Plexus Corp. (a)(b)...........            421        11,809
Rofin-Sinar Technologies, Inc.
  (a)(b)......................            265        11,898
Rogers Corp. (a)(b)...........            151         5,045
Sanmina-SCI Corp. (a).........          4,845         7,849
Scansource, Inc. (a)(b).......            234         8,468
Smart Modular Technologies
  (WWH), Inc. (a)(b)..........            317         1,969
SYNNEX Corp. (a)(b)...........            142         3,013
Tech Data Corp. (a)(b)........            500        16,400
Technitrol, Inc. (b)..........            368         8,512
TTM Technologies, Inc.
  (a)(b)......................            364         4,120
Universal Display Corp.
  (a)(b)......................            265         3,795
Vishay Intertechnology, Inc.
  (a).........................          1,554        14,079
                                                -----------
                                                    273,954
                                                -----------
ENERGY EQUIPMENT & SERVICES -- 3.2%
Allis-Chalmers Energy, Inc.
  (a)(b)......................            250         3,447
Atwood Oceanics, Inc. (a)(b)..            250        22,930
Basic Energy Services, Inc.
  (a)(b)......................            199         4,394
Bristow Group, Inc. (a)(b)....            204        10,949
Cal Dive International, Inc.
  (a).........................            329         3,415
CARBO Ceramics, Inc. (b)......            184         7,378
Complete Production Services,
  Inc. (a)(b).................            389         8,924
Dresser-Rand Group, Inc.
  (a)(b)......................            778        23,923
Dril-Quip, Inc. (a)...........            247        11,478
Exterran Partners LP (b)......             91         2,639
Global Industries, Ltd.
  (a)(b)......................            796        12,808
Grey Wolf, Inc. (a)(b)........          1,683        11,411
Gulfmark Offshore, Inc.
  (a)(b)......................            182         9,959
Helix Energy Solutions Group,
  Inc. (a)(b).................            760        23,940
Hercules Offshore, Inc.
  (a)(b)......................            804        20,196
Hornbeck Offshore Services,
  Inc. (a)(b).................            216         9,865
ION Geophysical Corp. (a)(b)..            756        10,433
Key Energy Services, Inc.
  (a)(b)......................          1,201        16,117
Lufkin Industries, Inc. ......            130         8,297
Matrix Service Co. (a)(b).....            242         4,158
NATCO Group, Inc. (a).........            128         5,984
Newpark Resources, Inc.
  (a)(b)......................            737         3,759
Oceaneering International,
  Inc. (a)(b).................            485        30,555
Oil States International, Inc.
  (a)(b)......................            450        20,164
Parker Drilling Co. (a)(b)....            954         6,163
Pioneer Drilling Co. (a)(b)...            427         6,802
RPC, Inc. (b).................            336         5,104
SEACOR Holdings, Inc. (a)(b)..            214        18,267
Superior Energy Services, Inc.
  (a)(b)......................            721        28,566
Superior Well Services, Inc.
  (a)(b)......................            131         2,865
T-3 Energy Services, Inc.
  (a).........................            111         4,724
Tetra Technologies, Inc.
  (a)(b)......................            675        10,692
Tidewater, Inc. (b)...........            473        26,067
Trico Marine Services, Inc.
  (a)(b)......................            115         4,481
Unit Corp. (a)................            421        23,850
W-H Energy Services, Inc.
  (a)(b)......................            276        19,003
                                                -----------
                                                    443,707
                                                -----------

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
FOOD & STAPLES RETAILING -- 1.0%
Arden Group, Inc. (Class A)
  (b).........................             11   $     1,573
BJ'S Wholesale Club, Inc.
  (a)(b)......................            591        21,093
Casey's General Stores,
  Inc. .......................            461        10,418
Great Atlantic & Pacific Tea
  Co. (a)(b)..................            317         8,312
Ingles Markets, Inc. (b)......            103         2,533
Longs Drug Stores Corp. (b)...            297        12,611
Nash Finch Co. (b)............            117         3,976
Pantry, Inc. (a)(b)...........            189         3,984
Performance Food Group Co.
  (a)(b)......................            298         9,739
Pricesmart, Inc. (b)..........            132         3,658
Rite Aid Corp. (a)(b).........          4,911        14,438
Ruddick Corp. (b).............            384        14,154
Spartan Stores, Inc. (b)......            199         4,149
The Andersons, Inc. (b).......            160         7,137
United Natural Foods, Inc.
  (a)(b)......................            335         6,268
Weis Markets, Inc. (b)........             95         3,275
Winn-Dixie Stores, Inc.
  (a)(b)......................            492         8,836
                                                -----------
                                                    136,154
                                                -----------
FOOD PRODUCTS -- 1.5%
Alico, Inc. (b)...............             30         1,325
B&G Foods, Inc. (b)...........            310         3,410
Cal-Maine Foods, Inc. (b).....            102         3,405
Chiquita Brands International,
  Inc. (a)(b).................            383         8,851
Corn Products International,
  Inc. (b)....................            662        24,587
Darling International, Inc.
  (a).........................            735         9,518
Del Monte Foods Co. (b).......          1,814        17,287
Farmer Brothers Co. (b).......             51         1,180
Flowers Foods, Inc. (b).......            768        19,008
Fresh Del Monte Produce, Inc.
  (a)(b)......................            408        14,851
Green Mountain Coffee
  Roasters, Inc. (a)(b).......            148         4,684
Hain Celestial Group, Inc.
  (a)(b)......................            359        10,591
J&J Snack Foods Corp. (b).....            123         3,379
Lancaster Colony Corp. (b)....            197         7,872
Lance, Inc. (b)...............            271         5,312
Pilgrim's Pride Corp. (b).....            354         7,161
Ralcorp Holdings, Inc.
  (a)(b)......................            236        13,723
Reddy Ice Holdings, Inc. (b)..            179         2,332
Sanderson Farms, Inc. (b).....            165         6,272
Seaboard Corp. (b)............              3         4,695
The J.M. Smucker Co. .........            511        25,862
Tootsie Roll Industries, Inc.
  (b).........................            220         5,547
TreeHouse Foods, Inc. (a)(b)..            263         6,012
                                                -----------
                                                    206,864
                                                -----------
GAS UTILITIES -- 1.5%
AGL Resources, Inc. (b).......            697        23,921
Amerigas Partners LP..........            280         8,442
Atmos Energy Corp. (b)........            806        20,553
Ferrellgas Partners LP........            358         7,550
Laclede Group, Inc. (b).......            184         6,556
New Jersey Resources Corp.
  (b).........................            377        11,706
Nicor, Inc. (b)...............            409        13,706
Northwest Natural Gas Co.
  (b).........................            242        10,512
Piedmont Natural Gas Co., Inc.
  (b).........................            644        16,911
South Jersey Industries, Inc.
  (b).........................            267         9,374
Southern Union Co. ...........            916        21,315
Southwest Gas Corp. (b).......            383        10,709
Spectra Energy Partners LP....             82         1,988
Suburban Propane Partners LP
  (b).........................            297        11,532
UGI Corp. (b).................            956        23,824
WGL Holdings, Inc. (b)........            447        14,331
                                                -----------
                                                    212,930
                                                -----------
HEALTH CARE EQUIPMENT & SUPPLIES -- 2.9%
Abaxis, Inc. (a)(b)...........            195         4,518
ABIOMED, Inc. (a)(b)..........            272         3,574
Accuray, Inc. (a)(b)..........            338         2,640
Advanced Medical Optics, Inc.
  (a)(b)......................            540        10,962
Align Technology, Inc.
  (a)(b)......................            511         5,677
American Medical Systems
  Holdings, Inc. (a)(b).......            656         9,309
Analogic Corp. (b)............            121         8,051
Arthrocare Corp. (a)(b).......            250         8,337
Aspect Medical Systems, Inc.
  (a)(b)......................            100           610
Conceptus, Inc. (a)...........            198         3,675
CONMED Corp. (a)(b)...........            243         6,231
Cyberonics, Inc. (a)(b).......            189         2,740
Datascope Corp. ..............            111         4,599
Edwards Lifesciences Corp.
  (a)(b)......................            516        22,988
ev3, Inc. (a)(b)..............            529         4,306
Gen-Probe, Inc. (a)(b)........            481        23,184
Greatbatch, Inc. (a)(b).......            194         3,572
Haemonetics Corp. (a)(b)......            231        13,763
I-Flow Corp. (a)(b)...........            217         3,045
ICU Medical, Inc. (a)(b)......            103         2,963
IDEXX Laboratories, Inc.
  (a)(b)......................            547        26,945
Immucor, Inc. (a)(b)..........            637        13,594
Insulet Corp. (a)(b)..........            183         2,635
Integra LifeSciences Holdings
  Corp. (a)(b)................            165         7,173
Invacare Corp. (b)............            275         6,127
Inverness Medical Innovations,
  Inc. (a)(b).................            702        21,130
Kensey Nash Corp. (a)(b)......             74         2,142
Masimo Corp. (a)(b)...........            384         9,984
Mentor Corp. (b)..............            308         7,922
Meridian Bioscience, Inc.
  (b).........................            362        12,102
Merit Medical Systems, Inc.
  (a)(b)......................            241         3,815
NuVasive, Inc. (a)(b).........            314        10,836
OraSure Technologies, Inc.
  (a)(b)......................            384         2,807
Orthofix International NV
  (a)(b)......................            132         5,250
Palomar Medical Technologies,
  Inc. (a)(b).................            137         2,069
Quidel Corp. (a)(b)...........            280         4,497
ResMed, Inc. (a)(b)...........            688        29,020
Sirona Dental Systems, Inc.
  (a)(b)......................            152         4,099
SonoSite, Inc. (a)(b).........            141         4,009
STERIS Corp. (b)..............            577        15,481
SurModics, Inc. (a)(b)........            134         5,612
Symmetry Medical, Inc.
  (a)(b)......................            272         4,515
The Cooper Cos., Inc. (b).....            413        14,220
Thoratec Corp. (a)(b).........            453         6,473
TomoTherapy, Inc. (a)(b)......            206         2,956
Trans1, Inc. (a)(b)...........             40           466
Vital Signs, Inc. (b).........             71         3,596
Volcano Corp. (a)(b)..........            267         3,337
West Pharmaceutical Services,
  Inc. (b)....................            300        13,269
Wright Medical Group, Inc.
  (a)(b)......................            329         7,942
Zoll Medical Corp. (a)........            189         5,025
                                                -----------
                                                    403,792
                                                -----------

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
HEALTH CARE PROVIDERS & SERVICES -- 2.7%
Air Methods Corp. (a)(b)......             97   $     4,692
Alliance Imaging, Inc.
  (a)(b)......................            220         1,892
Amedisys, Inc. (a)(b).........            236         9,284
AMERIGROUP Corp. (a)(b).......            476        13,009
AMN Healthcare Services, Inc.
  (a)(b)......................            284         4,379
Amsurg Corp. (a)(b)...........            265         6,275
Apria Healthcare Group, Inc.
  (a)(b)......................            396         7,821
Assisted Living Concepts, Inc.
  (a)(b)......................            497         2,927
athenahealth, Inc. (a)(b).....            157         3,716
Brookdale Senior Living, Inc.
  (b).........................            367         8,771
Centene Corp. (a)(b)..........            369         5,144
Chemed Corp. (b)..............            218         9,200
Cross Country Healthcare, Inc.
  (a).........................            250         3,093
Emeritus Corp. (a)(b).........            208         4,339
Genoptix, Inc. (a)............             44         1,100
Gentiva Health Services, Inc.
  (a).........................            223         4,852
Health Management Associates,
  Inc. (Class A) (a)(b).......          2,191        11,590
HealthExtras, Inc. (a)(b).....            304         7,551
Healthsouth Corp. (a)(b)......            717        12,755
Healthspring, Inc. (a)........            463         6,519
Healthways, Inc. (a)(b).......            324        11,450
HMS Holdings Corp. (a)........            190         5,425
inVentiv Health, Inc. (a)(b)..            294         8,470
IPC The Hospitalist Co.
  (a)(b)......................             44           870
Kindred Healthcare, Inc. (a)..            273         5,971
Landauer, Inc. (b)............             78         3,927
LCA-Vision, Inc. (b)..........            158         1,975
LifePoint Hospitals, Inc.
  (a)(b)......................            523        14,367
Magellan Health Services, Inc.
  (a)(b)......................            356        14,130
Matria Healthcare, Inc. (a)...            183         4,081
Medcath Corp. (a)(b)..........            113         2,057
Molina Healthcare, Inc.
  (a)(b)......................            121         2,955
National Healthcare Corp.
  (b).........................             72         3,506
Nighthawk Radiology Holdings,
  Inc. (a)(b).................            175         1,638
Odyssey Healthcare, Inc.
  (a)(b)......................            276         2,484
Owens & Minor, Inc. (b).......            365        14,359
Pediatrix Medical Group, Inc.
  (a)(b)......................            431        29,049
PSS World Medical, Inc.
  (a)(b)......................            589         9,813
Psychiatric Solutions, Inc.
  (a)(b)......................            494        16,757
RehabCare Group, Inc. (a).....            149         2,235
Res-Care, Inc. (a)............            217         3,722
Skilled Healthcare Group, Inc.
  (Class A) (a)(b)............            170         1,867
Sun Healthcare Group, Inc.
  (a)(b)......................            329         4,323
Sunrise Assisted Living, Inc.
  (a)(b)......................            399         8,890
Tenet Healthcare Corp.
  (a)(b)......................          4,306        24,372
Triple-S Management Corp.
  (Class B)...................            114         2,012
Universal American Financial
  Corp. (a)...................            373         3,954
VCA Antech, Inc. (a)(b).......            758        20,731
Virtual Radiologic Corp.
  (a)(b)......................             30           458
WellCare Health Plans, Inc.
  (a).........................            380        14,801
                                                -----------
                                                    369,558
                                                -----------
HEALTH CARE TECHNOLOGY -- 0.4%
Allscripts Healthcare
  Solutions, Inc. (a)(b)......            470         4,850
Eclipsys Corp. (a)(b).........            440         8,628
HLTH Corp. (a)(b).............          1,652        15,760
MedAssets, Inc. (a)(b)........            108         1,601
Omnicell, Inc. (a)(b).........            300         6,030
Phase Forward, Inc. (a)(b)....            385         6,576
The TriZetto Group, Inc.
  (a)(b)......................            384         6,409
                                                -----------
                                                     49,854
                                                -----------
HOTELS, RESTAURANTS & LEISURE -- 2.9%
AFC Enterprises, Inc. (a)(b)..            246         2,212
Ambassadors Group, Inc. (b)...            150         2,834
Ameristar Casinos, Inc. (b)...            199         3,632
Bally Technologies, Inc. (a)..            451        15,487
BJ's Restaurants, Inc.
  (a)(b)......................            154         2,219
Bob Evans Farms, Inc. (b).....            299         8,249
Boyd Gaming Corp. ............            524        10,480
Brinker International, Inc.
  (b).........................            921        17,085
Buffalo Wild Wings, Inc.
  (a)(b)......................            133         3,259
Burger King Holdings, Inc. ...            490        13,553
California Pizza Kitchen, Inc.
  (a)(b)......................            248         3,251
CBRL Group, Inc. (b)..........            216         7,726
CEC Entertainment, Inc.
  (a)(b)......................            254         7,336
Cedar Fair LP (b).............            455        10,579
Chipotle Mexican Grill, Inc.
  (a)(b)......................            291        33,008
Choice Hotels International,
  Inc. (b)....................            312        10,642
Churchill Downs, Inc. (b).....             89         4,204
CKE Restaurants, Inc. (b).....            449         5,038
Domino's Pizza, Inc. (b)......            383         5,167
Gaylord Entertainment Co.
  (a)(b)......................            372        11,268
Great Wolf Resorts, Inc.
  (a)(b)......................            259         1,652
IHOP Corp. (b)................            144         6,898
International Speedway Corp.
  (Class A) (b)...............            304        12,525
Isle of Capri Casinos, Inc.
  (a)(b)......................            178         1,273
Jack in the Box, Inc. (a)(b)..            531        14,268
Krispy Kreme Doughnuts, Inc.
  (a)(b)......................            480         1,464
Landry's Restaurants, Inc.
  (b).........................             90         1,465
Life Time Fitness, Inc.
  (a)(b)......................            313         9,769
Marcus Corp. (b)..............            172         3,302
Morgans Hotel Group Co.
  (a)(b)......................            264         3,913
Multimedia Games, Inc.
  (a)(b)......................            204         1,089
O'Charleys, Inc. (b)..........            193         2,223
Orient-Express Hotels, Ltd.
  (Class A) (b)...............            363        15,667
P F Chang's China Bistro, Inc.
  (a)(b)......................            223         6,342
Panera Bread Co. (Class A)
  (a)(b)......................            279        11,687
Papa John's International,
  Inc. (a)(b).................            173         4,188
Peet's Coffee & Tea, Inc.
  (a).........................            119         2,798
Pinnacle Entertainment, Inc.
  (a)(b)......................            543         6,950
Red Robin Gourmet Burgers,
  Inc. (a)(b).................            132         4,959
Ruby Tuesday, Inc. (b)........            428         3,210
Ruth's Chris Steak House, Inc.
  (a)(b)......................            144           995
Scientific Games Corp. (Class
  A) (a)(b)...................            631        13,320
Shuffle Master, Inc. (a)(b)...            284         1,519
Six Flags, Inc. (a)(b)........            601           986
Sonic Corp. (a)(b)............            553        12,188
Speedway Motorsports, Inc.
  (b).........................            113         2,833
Texas Roadhouse, Inc. (Class
  A) (a)(b)...................            469         4,596
The Cheesecake Factory, Inc.
  (a)(b)......................            621        13,532
The Steak n Shake Co. (a)(b)..            206         1,621
Triarc Cos., Inc. (Class B)
  (b).........................            549         3,794

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Vail Resorts, Inc. (a)(b).....            279   $    13,473
Wendy's International, Inc. ..            794        18,310
WMS Industries, Inc. (a)......            410        14,748
                                                -----------
                                                    394,786
                                                -----------
HOUSEHOLD DURABLES -- 1.3%
American Greetings Corp.
  (Class A) (b)...............            444         8,236
Avatar Holdings, Inc. (a)(b)..             50         2,179
Beazer Homes USA, Inc. (b)....            325         3,071
Blyth, Inc. (b)...............            246         4,851
Brookfield Homes Corp. (b)....             97         1,630
Champion Enterprises, Inc.
  (a)(b)......................            691         6,931
CSS Industries, Inc. (b)......             79         2,762
Ethan Allen Interiors, Inc.
  (b).........................            246         6,994
Furniture Brands
  International, Inc. (b).....            421         4,926
Helen of Troy, Ltd. (a)(b)....            245         4,109
Hovnanian Enterprises, Inc.
  (a)(b)......................            379         4,017
iRobot Corp. (a)(b)...........            143         2,447
Jarden Corp. (a)(b)...........            634        13,783
KB HOME (b)...................            705        17,435
La-Z-Boy, Inc. (b)............            433         3,611
M.D.C. Holdings, Inc. (b).....            324        14,188
M/I Homes, Inc. (b)...........            103         1,749
Meritage Homes Corp. (a)(b)...            202         3,903
Russ Berrie & Co., Inc.
  (a)(b)......................            109         1,532
Ryland Group, Inc. (b)........            388        12,761
Sealy Corp. (b)...............            363         2,759
Skyline Corp. (b).............             56         1,558
Snap-on, Inc. (b).............            519        26,391
Standard Pacific Corp. (b)....            646         3,139
Tempur-Pedic International,
  Inc. (b)....................            643         7,073
Tupperware Corp. (b)..........            552        21,351
WCI Communities, Inc. (a)(b)..            305         1,022
                                                -----------
                                                    184,408
                                                -----------
HOUSEHOLD PRODUCTS -- 0.1%
Central Garden & Pet Co.
  (Class A) (a)(b)............            569         2,526
Spectrum Brands, Inc. (a)(b)..            313         1,431
WD-40 Co. (b).................            135         4,489
                                                -----------
                                                      8,446
                                                -----------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc. (b)..            152         6,537
Synthesis Energy Systems, Inc.
  (a).........................            181         1,611
                                                -----------
                                                      8,148
                                                -----------
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. (b).......            556        18,593
Raven Industries, Inc. (b)....            155         4,696
Standex International Corp.
  (b).........................            110         2,457
Teleflex, Inc. ...............            355        16,937
Tredegar Corp. (b)............            239         4,352
Walter Industries, Inc. (b)...            466        29,186
                                                -----------
                                                     76,221
                                                -----------
INSURANCE -- 4.7%
Alfa Corp. (b)................            318         6,990
Alleghany Corp. (a)(b)........             49        16,720
Allied World Assurance
  Holdings, Ltd. (b)..........            440        17,468
AMBAC Financial Group, Inc.
  (b).........................          2,613        15,025
American Equity Investment
  Life Holding Co. (b)........            447         4,148
American Financial Group, Inc.
  (b).........................            619        15,822
American National Insurance
  Co. ........................            143        15,258
American Physicians Capital,
  Inc. (b)....................             88         4,080
Amtrust Financial Services,
  Inc. (b)....................            217         3,518
Argo Group International
  Holdings, Ltd. (a)(b).......            279         9,910
Arthur J. Gallagher & Co.
  (b).........................            838        19,794
Aspen Insurance Holdings, Ltd.
  (b).........................            675        17,806
Assured Guaranty, Ltd. (b)....            550        13,057
Baldwin & Lyons, Inc. (Class
  B)..........................             76         1,952
Castlepoint Holdings, Ltd.
  (b).........................            283         2,754
CNA Surety Corp. (a)(b).......            128         1,969
Conseco, Inc. (a)(b)..........          1,718        17,524
Darwin Professional
  Underwriters, Inc. (a)(b)...             61         1,372
Delphi Financial Group (b)....            366        10,698
eHealth, Inc. (a)(b)..........             92         2,030
Employers Holdings, Inc. (b)..            447         8,287
Endurance Specialty Holdings,
  Ltd. (b)....................            490        17,934
Enstar Group, Ltd. (a)(b).....             43         4,785
Erie Indemnity Co. (Class A)
  (b).........................            400        20,476
FBL Financial Group, Inc.
  (Class A) (b)...............            112         3,191
Flagstone Reinsurance
  Holdings, Ltd. (b)..........            376         4,550
Greenlight Capital Re, Ltd.
  (a)(b)......................            252         4,687
Harleysville Group, Inc. (b)..            115         4,150
HCC Insurance Holdings, Inc.
  (b).........................          1,046        23,734
Hilb Rogal and Hobbs Co. (b)..            333        10,480
Hilltop Holdings, Inc.
  (a)(b)......................            416         4,326
Horace Mann Educators Corp. ..            363         6,345
Infinity Property & Casualty
  Corp. (b)...................            143         5,949
IPC Holdings, Ltd. (b)........            550        15,400
Kansas City Life Insurance Co.
  (b).........................             32         1,538
LandAmerica Financial Group,
  Inc. (b)....................            124         4,894
Max Re Capital, Ltd. (b)......            446        11,681
MBIA, Inc. (a)(b).............          2,002        24,464
Mercury General Corp. (b).....            240        10,634
Montpelier Re Holdings, Ltd.
  (b).........................            870        13,963
National Financial Partners
  Corp. (b)...................            353         7,932
National Interstate Corp.
  (b).........................             52         1,214
National Western Life
  Insurance Co. (Class A).....             20         4,336
Navigators Group, Inc.
  (a)(b)......................            121         6,582
Odyssey Re Holdings Corp.
  (b).........................            236         8,673
OneBeacon Insurance Group,
  Ltd. (b)....................            203         3,861
Philadelphia Consolidated
  Holding Co. (a)(b)..........            545        17,549
Platinum Underwriters
  Holdings, Ltd. (b)..........            521        16,912
Presidential Life Corp. (b)...            178         3,104
ProAssurance Corp. (a)(b).....            275        14,803
Reinsurance Group America,
  Inc. (b)....................            267        14,535
RLI Corp. (b).................            190         9,418
Safety Insurance Group, Inc.
  (b).........................            137         4,676
Selective Insurance Group,
  Inc. (b)....................            487        11,630
StanCorp Financial Group, Inc.
  (b).........................            451        21,517
State Auto Financial Corp.
  (b).........................            116         3,379
Stewart Information Services
  Corp. (b)...................            149         4,171
The Commerce Group, Inc. (b)..            497        17,922

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
The Hanover Insurance Group,
  Inc. .......................            464   $    19,089
The Midland Co. (b)...........             96         6,233
The Phoenix Cos., Inc. (b)....            982        11,990
Tower Group, Inc. (b).........            173         4,354
United America Indemnity, Ltd.
  (a)(b)......................            193         3,717
United Fire & Casualty Co.
  (b).........................            188         7,031
Validus Holdings, Ltd. (b)....            293         6,865
Wesco Financial Corp. (b).....             12         4,848
Zenith National Insurance
  Corp. (b)...................            339        12,157
                                                -----------
                                                    647,861
                                                -----------
INTERNET & CATALOG RETAIL -- 0.3%
1-800-FLOWERS.COM, Inc. (Class
  A) (a)(b)...................            202         1,719
Blue Nile, Inc. (a)(b)........            123         6,660
FTD Group, Inc. (b)...........            164         2,201
Gaiam, Inc. (Class A) (a)(b)..            120         2,078
GSI Commerce, Inc. (a)........            152         1,999
Netflix, Inc. (a)(b)..........            472        16,355
Nutri/System, Inc. (a)(b).....            271         4,084
Orbitz Worldwide, Inc.
  (a)(b)......................            383         2,639
Overstock.com, Inc. (a)(b)....            114         1,358
Shutterfly, Inc. (a)(b).......            112         1,665
Stamps.com, Inc. (a)(b).......            142         1,457
Systemax, Inc. (b)............             87         1,049
ValueVision Media, Inc. (Class
  A) (a)(b)...................            248         1,374
                                                -----------
                                                     44,638
                                                -----------
INTERNET SOFTWARE & SERVICES -- 1.5%
Ariba, Inc. (a)(b)............            773         7,467
Art Technology Group, Inc.
  (a)(b)......................          1,163         4,512
Bankrate, Inc. (a)(b).........            125         6,236
CMGI, Inc. (a)(b).............            406         5,384
CNET Networks, Inc. (a)(b)....          1,283         9,109
comScore, Inc. (a)(b).........            147         2,949
Constant Contact, Inc.
  (a)(b)......................             56           811
DealerTrack Holdings, Inc.
  (a)(b)......................            360         7,279
Dice Holdings, Inc. (a)(b)....            136         1,212
Digital River, Inc. (a)(b)....            365        11,304
DivX, Inc. (a)(b).............            144         1,008
EarthLink, Inc. (a)(b)........          1,013         7,648
Equinix, Inc. (a)(b)..........            286        19,016
Infospace, Inc. (b)...........            277         3,205
Internap Network Services
  Corp. (a)(b)................            420         2,083
Interwoven, Inc. (a)(b).......            412         4,400
j2 Global Communications, Inc.
  (a)(b)......................            453        10,111
Limelight Networks, Inc.
  (a)(b)......................            333         1,079
LoopNet, Inc. (a)(b)..........            246         3,124
Marchex, Inc. (Class B) (b)...            247         2,465
Move, Inc. (a)(b).............          1,299         4,001
NIC, Inc. (b).................            346         2,460
Omniture, Inc. (a)(b).........            473        10,978
Openwave Systems, Inc. (b)....            695         1,703
Perficient, Inc. (a)(b).......            241         1,914
RealNetworks, Inc. (a)(b).....            834         4,779
S1 Corp. (a)(b)...............            445         3,164
SAVVIS, Inc. (a)(b)...........            239         3,889
SonicWALL, Inc. (a)(b)........            522         4,265
Switch & Data Facilities Co.,
  Inc. (a)(b).................            177         1,807
TechTarget, Inc. (a)(b).......             61           864
The Knot, Inc. (a)(b).........            230         2,702
United Online, Inc. (b).......            578         6,104
Valueclick, Inc. (a)(b).......            908        15,663
Vignette Corp. (a)(b).........            218         2,880
VistaPrint, Ltd. (a)(b).......            371        12,966
Vocus, Inc. (a)(b)............            129         3,406
WebMD Health Corp. (Class A)
  (a).........................             70         1,650
Websense, Inc. (a)(b).........            408         7,650
                                                -----------
                                                    203,247
                                                -----------
IT SERVICES -- 1.9%
Acxiom Corp. (b)..............            589         6,992
BearingPoint, Inc. (a)(b).....          1,694         2,846
Broadridge Financial
  Solutions, Inc. (b).........          1,257        22,123
CACI International, Inc.
  (Class A) (a)(b)............            273        12,435
CIBER, Inc. (a)(b)............            455         2,230
Convergys Corp. (a)...........          1,186        17,861
CSG Systems International,
  Inc. (a)....................            292         3,320
CyberSource Corp. (a).........            617         9,014
Euronet Worldwide, Inc.
  (a)(b)......................            417         8,032
ExlService Holdings, Inc.
  (a)(b)......................             92         2,112
Forrester Research, Inc.
  (a)(b)......................            123         3,269
Gartner, Inc. (a)(b)..........            639        12,358
Genpact, Ltd. (a)(b)..........            482         5,905
Global Cash Access, Inc.
  (a)(b)......................            373         2,186
Heartland Payment Systems,
  Inc. (b)....................            230         5,292
infoUSA, Inc. ................            288         1,760
Lionbridge Technologies, Inc.
  (a)(b)......................            491         1,645
Mantech International Corp.
  (a)(b)......................            165         7,484
MAXIMUS, Inc. ................            168         6,167
MoneyGram International, Inc.
  (b).........................            713         1,326
MPS Group, Inc. (a)...........            916        10,827
NeuStar, Inc. (Class A)
  (a)(b)......................            704        18,642
Perot Systems Corp. (Class A)
  (a)(b)......................            816        12,273
SAIC, Inc. (a)(b).............          1,485        27,606
Sapient Corp. (a)(b)..........            699         4,865
SRA International, Inc.
  (a)(b)......................            391         9,505
SYKES Enterprises, Inc.
  (a)(b)......................            290         5,101
Syntel, Inc. (b)..............            100         2,665
TNS, Inc. (a)(b)..............            212         4,376
Unisys Corp. (a)..............          3,158        13,990
VeriFone Holdings, Inc.
  (a)(b)......................            602         9,554
Wright Express Corp. (a)......            362        11,124
                                                -----------
                                                    264,885
                                                -----------
LEISURE EQUIPMENT & PRODUCTS -- 0.4%
Brunswick Corp. (b)...........            806        12,872
Callaway Golf Co. ............            527         7,736
JAKKS Pacific, Inc. (a)(b)....            243         6,700
Leapfrog Enterprises, Inc.
  (a)(b)......................            265         1,868
Marine Products Corp. (b).....            127         1,026
MarineMax, Inc. (a)(b)........            146         1,819
Polaris Industries, Inc. (b)..            301        12,344
Pool Corp. (b)................            432         8,161
RC2 Corp. (a)(b)..............            156         3,271
Smith & Wesson Holding Corp.
  (a)(b)......................            255         1,280
                                                -----------
                                                     57,077
                                                -----------
LIFE SCIENCES TOOLS & SERVICES -- 1.3%
Affymetrix, Inc. (a)..........            624        10,864
Albany Molecular Research,
  Inc. (a)(b).................            200         2,428
AMAG Pharmaceuticals, Inc.
  (a)(b)......................            140         5,660

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Bio-Rad Laboratories, Inc.
  (Class A) (a)(b)............            172   $    15,299
Bruker BioSciences Corp. (a)..            461         7,095
Cambrex Corp. (b).............            253         1,753
Dionex Corp. (a)(b)...........            172        13,242
Enzo Biochem, Inc. (a)(b).....            312         2,836
eResearch Technology, Inc.
  (a)(b)......................            329         4,086
Exelixis, Inc. (a)(b).........            876         6,088
Kendle International, Inc.
  (a).........................            117         5,256
Luminex Corp. (a)(b)..........            333         6,543
Medivation, Inc. (a)(b).......            221         3,145
Nektar Therapeutics (a)(b)....            785         5,448
PAREXEL International Corp.
  (a)(b)......................            512        13,363
PerkinElmer, Inc. (b).........          1,059        25,681
PharmaNet Development Group,
  Inc. (a)(b).................            159         4,012
Techne Corp. (a)(b)...........            358        24,115
Varian, Inc. (a)(b)...........            278        16,102
                                                -----------
                                                    173,016
                                                -----------
MACHINERY -- 3.5%
Accuride Corp. (a)(b).........            180         1,472
Actuant Corp. (Class A) (b)...            506        15,286
Albany International Corp.
  (Class A) (b)...............            229         8,276
American Railcar Industries,
  Inc. (b)....................             72         1,464
Astec Industries, Inc. (a)....            143         5,543
Badger Meter, Inc. ...........            112         4,838
Barnes Group, Inc. (b)........            367         8,423
Blount International, Inc.
  (a)(b)......................            323         3,995
Briggs & Stratton Corp. (b)...            450         8,055
Bucyrus International, Inc.
  (Class A) (b)...............            327        33,239
Cascade Corp. (b).............             89         4,389
Chart Industries, Inc.
  (a)(b)......................            251         8,494
CIRCOR International, Inc.
  (b).........................            142         6,567
CLARCOR, Inc. (b).............            464        16,495
Columbus McKinnon Corp. (a)...            170         5,267
Crane Co. (b).................            475        19,166
Dynamic Materials Corp. (b)...            111         4,795
EnPro Industries, Inc.
  (a)(b)......................            179         5,583
ESCO Technologies, Inc.
  (a)(b)......................            224         8,897
Federal Signal Corp. (b)......            405         5,654
Force Protection, Inc.
  (a)(b)......................            567         1,140
Freightcar America, Inc. (b)..            102         3,499
Gardner Denver, Inc. (a)(b)...            477        17,697
Graco, Inc. (b)...............            573        20,777
IDEX Corp. (b)................            732        22,465
Kaydon Corp. (b)..............            257        11,285
Kennametal, Inc. .............            704        20,719
Lincoln Electric Holdings,
  Inc. (b)....................            369        23,797
Lindsay Manufacturing Co.
  (b).........................            101        10,349
Middleby Corp. (a)(b).........            151         9,421
Mueller Industries, Inc. (b)..            337         9,722
Mueller Water Products, Inc.
  (Class B) (b)...............          1,043         8,219
NACCO Industries, Inc. .......             45         3,642
Nordson Corp. (b).............            279        15,024
RBC Bearings, Inc. (a)(b).....            185         6,869
Robbins & Myers, Inc. (b).....            247         8,065
Tecumseh Products Co. (Class
  A) (a)(b)...................            138         4,234
Tennant Co. ..................            143         5,693
The Gorman-Rupp Co. (b).......            132         4,341
The Greenbrier Cos., Inc.
  (b).........................            133         3,527
The Timken Co. ...............            690        20,507
The Toro Co. (b)..............            348        14,404
Titan International, Inc.
  (b).........................            231         7,071
Trinity Industries, Inc. (b)..            726        19,348
Valmont Industries, Inc. (b)..            170        14,941
Wabash National Corp. (b).....            273         2,454
Wabtec Corp. (b)..............            442        16,646
Watts Water Technologies, Inc.
  (b).........................            267         7,484
Xerium Technologies, Inc.
  (b).........................            171           221
                                                -----------
                                                    489,459
                                                -----------
MARINE -- 0.6%
Alexander & Baldwin, Inc.
  (b).........................            392        16,887
American Commercial Lines,
  Inc. (a)(b).................            336         5,309
Eagle Bulk Shipping, Inc.
  (b).........................            425        10,948
Excel Maritime Carriers, Ltd.
  (b).........................            125         3,669
Genco Shipping & Trading, Ltd.
  (b).........................            228        12,866
Horizon Lines, Inc. (b).......            277         5,155
Kirby Corp. (a)(b)............            469        26,733
TBS International, Ltd.
  (a)(b)......................             94         2,839
                                                -----------
                                                     84,406
                                                -----------
MEDIA -- 1.9%
AH Belo Corp. (Class A)
  (a)(b)......................            153         1,749
Arbitron, Inc. (b)............            257        11,092
Belo Corp. (b)................            827         8,741
Charter Communications, Inc.
  (a)(b)......................          3,095         2,637
Cinemark Holdings, Inc. (b)...            361         4,617
Citadel Broadcasting Corp.
  (b).........................          1,498         2,487
CKX, Inc. (a)(b)..............            608         5,788
Cox Radio, Inc. (Class A)
  (a)(b)......................            315         3,742
Crown Media Holdings, Inc.
  (Class A) (a)(b)............             77           398
Cumulus Media, Inc. (a)(b)....            306         1,952
Dolan Media Co. (a)(b)........            181         3,640
DreamWorks Animation SKG, Inc.
  (Class A) (a)(b)............            598        15,416
Entercom Communications Corp.
  (b).........................            258         2,562
Entravision Communications
  Corp. (a)(b)................            516         3,437
Fisher Communications, Inc.
  (a)(b)......................             55         1,714
GateHouse Media, Inc. (b).....            293         1,711
Gemstar-TV Guide
  International, Inc. (a).....          2,267        10,655
Getty Images, Inc. (a)(b).....            468        14,976
Gray Television, Inc. (b).....            361         2,054
Harte-Hanks, Inc. (b).........            417         5,700
Hearst-Argyle Television, Inc.
  (b).........................            209         4,312
Idearc, Inc. (b)..............          1,319         4,801
Interactive Data Corp. (b)....            327         9,310
John Wiley & Sons, Inc. (Class
  A) (b)......................            453        17,984
Journal Communications, Inc.
  (b).........................            384         2,834
Lee Enterprises, Inc. (b).....            341         3,413
Lin TV Corp. (Class A)
  (a)(b)......................            219         2,105
Live Nation, Inc. (a)(b)......            682         8,273
Lodgenet Entertainment Corp.
  (a)(b)......................            160           974
Martha Stewart Living
  Omnimedia, Inc. (Class A)
  (a)(b)......................            204         1,516
Marvel Entertainment, Inc.
  (a)(b)......................            472        12,645

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
McClatchy Co. (Class A) (b)...            461   $     4,933
Media General, Inc. (Class A)
  (b).........................            176         2,468
Mediacom Communications Corp.
  (a)(b)......................            434         1,879
Meredith Corp. (b)............            351        13,426
Morningstar, Inc. (a)(b)......            128         7,853
National CineMedia, Inc. (b)..            382         8,587
Primedia, Inc. (b)............            154         1,132
R.H. Donnelley Corp. (a)(b)...            640         3,238
RCN Corp. (a)(b)..............            336         3,756
Regal Entertainment Group.....            710        13,696
Scholastic Corp. (a)(b).......            299         9,051
Sinclair Broadcast Group, Inc.
  (b).........................            450         4,009
Valassis Communications, Inc.
  (a)(b)......................            410         4,448
Warner Music Group Corp. (b)..            373         1,858
World Wrestling Entertainment,
  Inc. (Class A)..............            155         2,885
                                                -----------
                                                    256,454
                                                -----------
METALS & MINING -- 1.6%
AM Castle & Co. (b)...........            152         4,104
AMCOL International Corp.
  (b).........................            230         7,183
Brush Engineered Materials,
  Inc. (a)(b).................            172         4,415
Carpenter Technology Corp. ...            447        25,019
Century Aluminum Co. (a)(b)...            260        17,222
Coeur d' Alene Mines Corp.
  (a)(b)......................          5,014        20,257
Commercial Metals Co. (b).....          1,041        31,199
Compass Minerals
  International, Inc. (b).....            291        17,163
General Moly, Inc. (a)(b).....            445         3,556
Haynes International, Inc.
  (a)(b)......................            108         5,927
Hecla Mining Co. (a)(b).......          1,093        12,198
Horsehead Holding Corp.
  (a)(b)......................             40           463
Kaiser Aluminum Corp. (b).....            123         8,524
Quanex Corp. (b)..............            337        17,436
Royal Gold, Inc. (b)..........            256         7,723
RTI International Metals, Inc.
  (a)(b)......................            210         9,494
Schnitzer Steel Industries,
  Inc. (Class A) (b)..........            192        13,636
Stillwater Mining Co. (a)(b)..            383         5,925
Worthington Industries, Inc.
  (b).........................            599        10,105
                                                -----------
                                                    221,549
                                                -----------
MULTI-UTILITIES -- 0.9%
Aquila, Inc. (a)(b)...........          3,399        10,911
Avista Corp. .................            480         9,389
Black Hills Corp. (b).........            343        12,273
CH Energy Group, Inc. ........            133         5,174
NorthWestern Corp. (b)........            337         8,213
OGE Energy Corp. (b)..........            818        25,497
PNM Resources, Inc. (b).......            590         7,357
Puget Energy, Inc. ...........          1,043        26,982
Vectren Corp. (b).............            692        18,566
                                                -----------
                                                    124,362
                                                -----------
MULTILINE RETAIL -- 0.4%
99 Cents Only Stores (a)(b)...            449         4,441
Big Lots, Inc. (a)(b).........            823        18,353
Dillard's, Inc. (Class A).....            555         9,551
Fred's, Inc. (Class A) (b)....            316         3,239
Retail Ventures, Inc. (a)(b)..            240         1,164
Saks, Inc. (a)(b).............          1,142        14,241
Tuesday Morning Corp. (a)(b)..            244         1,264
                                                -----------
                                                     52,253
                                                -----------
OFFICE ELECTRONICS -- 0.1%
Zebra Technologies Corp.
  (Class A) (a)(b)............            619        20,625
                                                -----------
OIL, GAS & CONSUMABLE FUELS -- 6.8%
Alliance Holdings GP LP.......            104         2,386
Alliance Resource Partners
  LP..........................            176         6,160
Alon USA Energy, Inc. (b).....            106         1,612
Alpha Natural Resources, Inc.
  (a)(b)......................            586        25,456
APCO Argentina, Inc. (b)......             77         2,000
Arena Resources, Inc. (a)(b)..            310        12,000
Atlas America, Inc. (b).......            221        13,357
Atlas Energy Resources LLC
  (b).........................             65         2,015
Atlas Pipeline Holdings LP....             90         2,462
Atlas Pipeline Partners LP....            318        12,739
ATP Oil & Gas Corp. (a).......            245         8,016
Aventine Renewable Energy
  Holdings, Inc. (a)(b).......            244         1,269
Berry Petroleum Co. (Class A)
  (b).........................            326        15,156
Bill Barrett Corp. (a)(b).....            259        12,238
Bois d'Arc Energy, Inc.
  (a)(b)......................            158         3,395
BP Prudhoe Bay Royalty Trust
  (b).........................            195        18,207
BPZ Resources, Inc. (a)(b)....            524        11,387
BreitBurn Energy Partners LP..            479         9,618
Buckeye GP Holdings LP........            107         2,469
Buckeye Partners LP (b).......            416        19,178
Calumet Specialty Products
  Partners LP (b).............            124         2,914
Capital Product Partners LP
  (b).........................            119         2,219
Carrizo Oil & Gas, Inc.
  (a)(b)......................            246        14,581
Cheniere Energy Partners LP...            120         1,790
Cheniere Energy, Inc. (a)(b)..            406         8,039
Clean Energy Fuels Corp.
  (a)(b)......................            180         2,405
Comstock Resources, Inc. (a)..            404        16,281
Concho Resources, Inc.
  (a)(b)......................            462        11,846
Contango Oil & Gas Co.
  (a)(b)......................            122         7,882
Copano Energy LLC.............            389        13,300
Crosstex Energy LP............            157         4,826
Crosstex Energy, Inc. (b).....            418        14,191
CVR Energy, Inc. (a)(b).......            174         4,007
DCP Midstream Partners LP.....            179         5,191
Delek US Holdings, Inc. ......            130         1,647
Delta Petroleum Corp. (a)(b)..            598        13,479
Dorchester Minerals LP........            234         4,914
Double Hull Tankers, Inc.
  (b).........................            261         2,769
Duncan Energy Partners LP.....            131         2,421
Eagle Rock Energy Partners LP
  (b).........................            323         4,651
El Paso Pipeline Partners LP..            219         4,963
Enbridge Energy Management LLC
  (a)(b)......................            118         5,738
Encore Acquisition Co. (a)....            463        18,650
Encore Energy Partners LP
  (b).........................            252         5,368
Energy Partners, Ltd. (a).....            221         2,093
EV Energy Partner LP (b)......             77         1,975
Evergreen Energy, Inc.
  (a)(b)......................            630           970
EXCO Resources, Inc. (a)(b)...            767        14,190
Foundation Coal Holdings, Inc.
  (b).........................            413        20,786
General Maritime Corp. (b)....            222         5,241
Genesis Energy LP.............            211         3,954

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
GeoMet, Inc. (a)(b)...........            181   $     1,206
Goodrich Petroleum Corp. (a)..            205         6,166
Gulfport Energy Corp. (a)(b)..            228         2,417
Harvest Natural Resources,
  Inc. (a)(b).................            286         3,449
Hiland Holdings GP LP (b).....             70         1,617
Hiland Partners LP............             41         1,865
Holly Corp. (b)...............            418        18,145
Holly Energy Partners LP......             62         2,380
Hugoton Royalty Trust.........            364        10,039
Inergy Holdings LP (b)........             94         3,661
Inergy LP.....................            408        11,387
International Coal Group, Inc.
  (a)(b)......................          1,014         6,439
K-Sea Transportation Partners
  LP..........................             86         3,036
Legacy Reserves LP (b)........            139         2,775
Linn Energy LLC (b)...........          1,035        19,665
Magellan Midstream Holdings
  LP..........................            189         4,330
Magellan Midstream Partners LP
  (b).........................            604        24,462
Mariner Energy, Inc. (a)......            731        19,744
Markwest Energy Partners LP
  (b).........................            348        10,732
Martin Midstream Partners LP..             80         2,441
Massey Energy Co. (b).........            719        26,244
McMoRan Exploration Co.
  (a)(b)......................            444         7,677
Natural Resource Partners LP..            291         8,250
NuStar Energy LP..............            352        17,051
NuStar GP Holdings LLC (b)....            340         8,605
OSG America LP................             57           784
Overseas Shipholding Group,
  Inc. (b)....................            257        18,000
Pacific Ethanol, Inc. (a)(b)..            306         1,346
Parallel Petroleum Corp.
  (a)(b)......................            353         6,908
Patriot Coal Corp. (a)(b).....            241        11,320
Penn Virginia Corp. ..........            342        15,079
Penn Virginia GP Holdings LP
  (b).........................            167         4,522
Penn Virginia Resource
  Partners LP.................            212         5,289
Petrohawk Energy Corp.
  (a)(b)......................          1,670        33,684
Petroleum Development Corp.
  (a)(b)......................            134         9,282
Petroquest Energy, Inc.
  (a)(b)......................            390         6,763
Regency Energy Partners LP
  (b).........................            295         7,888
Rentech, Inc. (a)(b)..........          1,384         1,232
Rosetta Resources, Inc.
  (a)(b)......................            460         9,048
SemGroup Energy Partners LP...            113         2,853
Ship Finance International,
  Ltd. (b)....................            362         9,513
St. Mary Land & Exploration
  Co. (b).....................            571        21,984
Stone Energy Corp. (a)........            238        12,450
Sunoco Logistics Partners LP..            139         6,783
Swift Energy Co. (a)(b).......            272        12,237
Targa Resources Partners LP
  (b).........................            279         6,487
TC Pipelines LP...............            138         4,745
Teekay LNG Partners LP........            106         3,044
Teekay Offshore Partners LP...             72         1,667
TEPPCO Partners LP............            666        22,970
U.S. Shipping Partners LP
  (b).........................            102         1,216
Uranium Resources Inc.
  (a)(b)......................            451         2,702
US BioEnergy Corp. (a)(b).....            356         2,100
USEC, Inc. (a)(b).............            925         3,423
Venoco, Inc. (a)(b)...........            173         2,010
VeraSun Energy Corp. (a)(b)...            463         3,403
W&T Offshore, Inc. (b)........            233         7,948
Warren Resources, Inc.
  (a)(b)......................            499         5,923
Western Refining, Inc. (b)....            237         3,192
Whiting Petroleum Corp.
  (a)(b)......................            380        24,567
Williams Partners LP..........            367        11,561
Williams Pipeline Partners LP
  (a).........................            138         2,408
World Fuel Services Corp.
  (b).........................            244         6,849
                                                -----------
                                                    941,364
                                                -----------
PAPER & FOREST PRODUCTS -- 0.3%
AbitibiBowater, Inc. (b)......            487         6,287
Buckeye Technologies, Inc.
  (a)(b)......................            335         3,739
Deltic Timber Corp. (b).......             96         5,347
Glatfelter (b)................            376         5,681
Louisiana-Pacific Corp. (b)...            949         8,712
Neenah Paper, Inc. (b)........            125         3,222
Schweitzer-Mauduit
  International, Inc. (b).....            135         3,124
Wausau-Mosinee Paper Corp.
  (b).........................            433         3,577
                                                -----------
                                                     39,689
                                                -----------
PERSONAL PRODUCTS -- 0.7%
Alberto Culver Co. ...........            803        22,010
Bare Escentuals, Inc. (a)(b)..            425         9,954
Chattem, Inc. (a).............            156        10,349
Elizabeth Arden, Inc. (a)(b)..            236         4,708
Herbalife, Ltd. (b)...........            462        21,945
NBTY, Inc. (a)(b).............            551        16,502
Nu Skin Enterprises, Inc.
  (Class A) (b)...............            475         8,560
Prestige Brands Holdings, Inc.
  (a)(b)......................            285         2,331
Revlon, Inc. (Class A)
  (a)(b)......................          1,715         1,681
USANA Health Sciences, Inc.
  (a)(b)......................             69         1,520
                                                -----------
                                                     99,560
                                                -----------
PHARMACEUTICALS -- 1.0%
Akorn, Inc. (a)(b)............            448         2,119
Alpharma, Inc. (Class A)
  (a)(b)......................            397        10,405
APP Pharmaceuticals, Inc.
  (a).........................            214         2,585
Auxilium Pharmaceuticals, Inc.
  (a)(b)......................            267         7,140
BioForm Medical, Inc. (a)(b)..             70           322
Caraco Pharmaceutical
  Laboratories, Ltd. (a)(b)...            102         1,831
Jazz Pharmaceuticals, Inc.
  (a).........................             92           830
KV Pharmaceutical Co. (Class
  A) (a)(b)...................            380         9,485
Medicis Pharmaceutical Corp.
  (Class A) (b)...............            508        10,003
Noven Pharmaceuticals, Inc.
  (a)(b)......................            215         1,931
Par Pharmaceutical Cos., Inc.
  (a)(b)......................            280         4,869
Perrigo Co. (b)...............            698        26,336
Salix Pharmaceuticals, Ltd.
  (a)(b)......................            388         2,437
Sciele Pharma, Inc. (a).......            279         5,440
Sucampo Pharmaceuticals, Inc.
  (a)(b)......................             59           472
The Medicines Co. (a)(b)......            471         9,514
Valeant Pharmaceuticals
  International (a)(b)........            717         9,199
Viropharma, Inc. (a)(b).......            611         5,462
Watson Pharmaceuticals, Inc.
  (a)(b)......................            910        26,681
Xenoport, Inc. (a)(b).........            202         8,175
                                                -----------
                                                    145,236
                                                -----------
REAL ESTATE INVESTMENT TRUSTS -- 6.3%
Acadia Realty Trust (b).......            275         6,641
Alexander's, Inc. (a)(b)......             17         6,027
Alexandria Real Estate
  Equities, Inc. (b)..........            285        26,425
American Campus Communities,
  Inc. .......................            248         6,785
American Financial Realty
  Trust.......................          1,168         9,274

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Anthracite Capital, Inc. (b)..            546   $     3,604
Anworth Mortgage Asset Corp.
  (b).........................            583         3,574
Arbor Realty Trust, Inc. (b)..            177         2,669
Ashford Hospitality Trust,
  Inc. (b)....................          1,116         6,339
BioMed Realty Trust, Inc.
  (b).........................            596        14,238
Brandywine Realty Trust.......            795        13,483
BRE Properties, Inc. (Class A)
  (b).........................            466        21,231
Capital Lease Funding, Inc.
  (b).........................            390         3,030
Capital Trust, Inc. (Class A)
  (b).........................            146         3,935
Capstead Mortgage Corp. (b)...            444         5,062
CBL & Associates Properties,
  Inc. (b)....................            595        14,000
Cedar Shopping Centers, Inc.
  (b).........................            372         4,345
Chimera Investment Corp. (b)..            283         3,481
Colonial Properties Trust
  (b).........................            418        10,053
Corporate Office Properties
  Trust (b)...................            431        14,486
Cousins Properties, Inc. (b)..            376         9,291
Crystal River Capital, Inc.
  (b).........................            204         1,822
DCT Industrial Trust, Inc.
  (b).........................          1,533        15,269
Deerfield Capital Corp. ......            425           600
DiamondRock Hospitality Co.
  (b).........................            870        11,023
Digital Realty Trust, Inc.
  (b).........................            540        19,170
Douglas Emmett, Inc. (b)......            982        21,663
DuPont Fabros Technology, Inc.
  (b).........................            323         5,326
EastGroup Properties, Inc.
  (b).........................            215         9,989
Education Realty Trust, Inc.
  (b).........................            249         3,130
Entertainment Properties Trust
  (b).........................            256        12,628
Equity Lifestyle Properties,
  Inc. (b)....................            204        10,071
Equity One, Inc. (b)..........            341         8,174
Essex Property Trust, Inc.
  (b).........................            225        25,645
Extra Space Storage, Inc.
  (b).........................            594         9,617
FelCor Lodging Trust, Inc.
  (b).........................            565         6,797
First Industrial Realty Trust,
  Inc. (b)....................            397        12,263
First Potomac Realty Trust
  (b).........................            198         3,043
Franklin Street Properties
  Corp. (b)...................            582         8,334
Friedman, Billings, Ramsey
  Group, Inc. (b).............          1,149         1,953
Getty Realty Corp. (b)........            147         2,342
Glimcher Realty Trust (b).....            324         3,875
GMH Communities Trust (b).....            334         2,899
Gramercy Capital Corp./New
  York (b)....................            226         4,730
Health Care REIT, Inc. .......            792        35,743
Healthcare Realty Trust,
  Inc. .......................            461        12,055
Highwoods Properties, Inc.
  (b).........................            516        16,032
Home Properties, Inc. (b).....            297        14,253
HRPT Properties Trust (b).....          2,052        13,810
Inland Real Estate Corp. (b)..            537         8,168
Investors Real Estate Trust
  (b).........................            472         4,616
JER Investors Trust, Inc.
  (b).........................            207         1,755
Kilroy Realty Corp. (b).......            295        14,487
Kite Realty Group Trust (b)...            254         3,556
LaSalle Hotel Properties (b)..            364        10,458
Lexington Realty Trust (b)....            550         7,925
LTC Properties, Inc. (b)......            185         4,756
Maguire Properties, Inc. (b)..            310         4,436
Medical Properties Trust, Inc.
  (b).........................            564         6,384
MFA Mortgage Investments, Inc.
  (b).........................          1,346         8,480
Mid-America Apartment
  Communities, Inc. ..........            231        11,513
National Health Investors,
  Inc. (b)....................            216         6,750
National Retail Properties,
  Inc. .......................            651        14,355
Nationwide Health Properties,
  Inc. (b)....................            848        28,620
Newcastle Investment Corp.
  (b).........................            450         3,717
NorthStar Realty Finance Corp.
  (b).........................            515         4,208
Omega Healthcare Investors,
  Inc. .......................            609        10,572
Parkway Properties, Inc. (b)..            134         4,953
Pennsylvania Real Estate
  Investment Trust (b)........            353         8,610
Post Properties, Inc. (b).....            393        15,178
Potlatch Corp. (b)............            355        14,651
PS Business Parks, Inc. (b)...            135         7,006
RAIT Investment Trust (b).....            508         3,526
Ramco-Gershenson Properties
  Trust.......................            164         3,462
Rayonier, Inc. (b)............            689        29,930
Realty Income Corp. (b).......            920        23,570
Redwood Trust, Inc. (b).......            277        10,069
Saul Centers, Inc. ...........             98         4,924
Senior Housing Properties
  Trust (b)...................            858        20,335
Sovran Self Storage, Inc.
  (b).........................            196         8,371
Strategic Hotels & Resorts,
  Inc. (b)....................            677         8,889
Sun Communities, Inc. (b).....            151         3,096
Sunstone Hotel Investors, Inc.
  (b).........................            545         8,725
Tanger Factory Outlet Centers,
  Inc. (b)....................            285        10,964
Taubman Centers, Inc. (b).....            470        24,487
Thornburg Mortgage, Inc. (b)..          1,099         1,165
U-Store-It Trust (b)..........            411         4,657
Universal Health Realty Income
  Trust (b)...................             90         2,997
Urstadt Biddle Properties
  (Class A) (b)...............            153         2,407
Washington Real Estate
  Investment Trust (b)........            425        14,203
                                                -----------
                                                    871,160
                                                -----------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.5%
Forestar Real Estate Group,
  Inc. (a)(b).................            297         7,398
Jones Lang LaSalle, Inc. (b)..            289        22,351
Meruelo Maddux Properties,
  Inc. (a)(b).................            307           780
Tejon Ranch Co. (a)(b)........            106         3,956
The St. Joe Co. (b)...........            820        35,203
                                                -----------
                                                     69,688
                                                -----------
ROAD & RAIL -- 1.3%
Amerco, Inc. (a)(b)...........             61         3,483
Arkansas Best Corp. (b).......            194         6,181
Avis Budget Group, Inc.
  (a)(b)......................            928         9,855
Con-way, Inc. (b).............            411        20,336
Dollar Thrifty Automotive
  Group (a)...................            165         2,251
Genesee & Wyoming, Inc. (Class
  A) (a)(b)...................            285         9,804
Heartland Express, Inc. (b)...            513         7,315
Kansas City Southern (a)(b)...            683        27,395
Knight Transportation, Inc.
  (b).........................            511         8,411
Landstar Systems, Inc. (b)....            481        25,089
Old Dominion Freight Line,
  Inc. (a)(b).................            260         8,276
Ryder Systems, Inc. (b).......            517        31,491
Werner Enterprises, Inc. (b)..            465         8,630
YRC Worldwide, Inc. (a)(b)....            491         6,442
                                                -----------
                                                    174,959
                                                -----------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.1%
Actel Corp. (a)(b)............            227         3,475
Advanced Analogic
  Technologies, Inc. (a)......            353         1,984
Advanced Energy Industries,
  Inc. (a)....................            308         4,084

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Amkor Technology, Inc.
  (a)(b)......................            958   $    10,251
Anadigics, Inc. (a)(b)........            519         3,405
Applied Micro Circuits Corp
  (a)(b)......................            623         4,473
Atheros Communications, Inc.
  (a)(b)......................            512        10,670
Atmel Corp. (a)(b)............          3,795        13,207
ATMI, Inc. (a)(b).............            313         8,711
Axcelis Technologies, Inc.
  (a)(b)......................            875         4,900
Brooks Automation, Inc.
  (a)(b)......................            569         5,531
Cabot Microelectronics Corp.
  (a)(b)......................            204         6,559
Cavium Networks, Inc. (a)(b)..            175         2,870
Cirrus Logic, Inc. (a)(b).....            660         4,435
Cohu, Inc. (b)................            190         3,087
Conexant Systems, Inc.
  (a)(b)......................          3,988         2,313
Cree, Inc. (a)(b).............            706        19,740
Cymer, Inc. (a)(b)............            266         6,927
Diodes, Inc. (a)(b)...........            253         5,556
DSP Group, Inc. (a)(b)........            273         3,478
EMCORE Corp. (a)..............            577         3,323
Entegris, Inc. (a)(b).........            988         7,104
Entropic Communications, Inc.
  (a).........................             54           210
Exar Corp. (a)(b).............            367         3,020
Fairchild Semiconductor
  International, Inc. (a)(b)..          1,129        13,458
FEI Co. (a)...................            330         7,204
Formfactor, Inc. (a)(b).......            442         8,442
Hittite Microwave Corp.
  (a)(b)......................            137         5,126
Integrated Device Technology,
  Inc. (a)(b).................          1,615        14,422
International Rectifier Corp.
  (a)(b)......................            651        13,996
Kulicke & Soffa Industries,
  Inc. (a)(b).................            469         2,242
Lattice Semiconductor Corp.
  (a)(b)......................            962         2,732
Mattson Technology, Inc.
  (a)(b)......................            450         2,740
Micrel, Inc. (b)..............            462         4,283
Microsemi Corp. (a)(b)........            631        14,387
MKS Instruments, Inc. (a)(b)..            439         9,395
Monolithic Power Systems, Inc.
  (a).........................            191         3,367
Netlogic Microsystems, Inc.
  (a)(b)......................            153         3,693
OmniVision Technologies, Inc.
  (a)(b)......................            497         8,359
ON Semiconductor Corp.
  (a)(b)......................          3,342        18,983
Photronics, Inc. (a)..........            338         3,228
PMC-Sierra, Inc. (a)(b).......          1,976        11,263
Power Integrations, Inc. (a)..            270         7,900
Rambus, Inc. (a)(b)...........            900        20,979
RF Micro Devices, Inc.
  (a)(b)......................          2,257         6,004
Rubicon Technology, Inc. (a)..             61         1,768
Semtech Corp. (a)(b)..........            585         8,383
Sigma Designs, Inc. (a)(b)....            268         6,076
Silicon Image, Inc. (a)(b)....            710         3,557
Silicon Laboratories, Inc.
  (a)(b)......................            467        14,729
Silicon Storage Technology,
  Inc. (a)(b).................            730         1,913
Sirf Technology Holdings, Inc.
  (a)(b)......................            471         2,397
Skyworks Solutions, Inc.
  (a)(b)......................          1,476        10,745
Spansion, Inc. (a)(b).........            730         2,007
Standard Microsystems Corp.
  (a).........................            198         5,778
Teradyne, Inc. (a)............          1,581        19,636
Tessera Technologies, Inc.
  (a)(b)......................            400         8,320
Trident Microsystems, Inc.
  (a)(b)......................            518         2,668
TriQuint Semiconductor, Inc.
  (a)(b)......................          1,191         6,026
Ultratech, Inc. (a)(b)........            144         1,384
Veeco Instruments, Inc.
  (a)(b)......................            248         4,124
Zoran Corp. (a)(b)............            467         6,379
                                                -----------
                                                    427,406
                                                -----------
SOFTWARE -- 3.3%
ACI Worldwide, Inc. (a)(b)....            310         6,175
Advent Software, Inc. (a)(b)..            154         6,564
Ansoft Corp. (a)(b)...........            119         3,632
Ansys, Inc. (a)(b)............            690        23,819
Blackbaud, Inc. (b)...........            397         9,639
Blackboard, Inc. (a)(b).......            245         8,166
BladeLogic, Inc. (a)..........            144         4,039
Borland Software Corp.
  (a)(b)......................            590         1,192
Commvault Systems, Inc.
  (a)(b)......................            288         3,571
Compuware Corp. (a)(b)........          2,606        19,128
Concur Technologies, Inc.
  (a)(b)......................            401        12,451
Deltek, Inc. (a)(b)...........             68           883
Epicor Software Corp. (a)(b)..            438         4,906
eSpeed, Inc. (a)(b)...........            241         2,810
Factset Research Systems, Inc.
  (b).........................            407        21,925
Fair Isaac Corp. (b)..........            448         9,641
FalconStor Software, Inc.
  (a)(b)......................            256         1,948
i2 Technologies, Inc. (a)(b)..            130         1,464
Informatica Corp. (a)(b)......            788        13,443
Jack Henry & Associates, Inc.
  (b).........................            735        18,132
JDA Software Group, Inc.
  (a)(b)......................            256         4,672
Lawson Software, Inc. (a).....          1,238         9,322
Macrovision Corp. (a)(b)......            488         6,588
Magma Design Automation, Inc.
  (a)(b)......................            320         3,062
Manhattan Associates, Inc.
  (a)(b)......................            219         5,022
Mentor Graphics Corp. (a)(b)..            817         7,214
MICROS Systems, Inc. (a)(b)...            732        24,639
MicroStrategy, Inc. (a)(b)....             80         5,919
Midway Games, Inc. (a)........             81           219
Monotype Imaging Holdings,
  Inc. (a)(b).................            151         2,282
MSC Software Corp. (a)(b).....            341         4,430
NetSuite, Inc. (a)............             60         1,292
Novell, Inc. (a)(b)...........          3,180        20,002
Nuance Communications, Inc.
  (a)(b)......................          1,543        26,864
Parametric Technology Corp.
  (a)(b)......................          1,037        16,571
Progress Software Corp.
  (a)(b)......................            379        11,340
Quality Systems, Inc. (b).....            145         4,331
Quest Software, Inc. (a)(b)...            482         6,300
Radiant Systems, Inc. (a)(b)..            221         3,087
Secure Computing Corp.
  (a)(b)......................            523         3,373
Solera Holdings, Inc. (a)(b)..            494        12,034
Sonic Solutions, Inc. (a)(b)..            214         2,065
SPSS, Inc. (a)(b).............            163         6,321
SuccessFactors, Inc. (a)(b)...             82           800
Sybase, Inc. (a)..............            794        20,882
Symyx Technologies, Inc.
  (a)(b)......................            265         1,988
Synchronoss Technologies, Inc.
  (a)(b)......................            164         3,285
Take-Two Interactive Software,
  Inc. (a)(b).................            677        17,277
Taleo Corp. (a)(b)............            189         3,667
THQ, Inc. (a)(b)..............            609        13,276
TIBCO Software, Inc. (a)(b)...          1,735        12,388
TiVo, Inc. (a)(b).............            853         7,472
Tyler Technologies, Inc.
  (a)(b)......................            341         4,767
Ultimate Software Group, Inc.
  (a)(b)......................            211         6,343

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Vasco Data Security
  International (a)(b)........            224   $     3,064
Wind River Systems, Inc.
  (a)(b)......................            704         5,449
                                                -----------
                                                    461,135
                                                -----------
SPECIALTY RETAIL -- 2.6%
Aaron Rents, Inc. (Class B)
  (b).........................            443         9,542
AC Moore Arts & Crafts, Inc.
  (a)(b)......................            173         1,180
Aeropostale, Inc. (a)(b)......            609        16,510
AnnTaylor Stores Corp.
  (a)(b)......................            566        13,686
Asbury Automotive Group, Inc.
  (b).........................            260         3,578
Barnes & Noble, Inc. (b)......            450        13,792
Bebe Stores, Inc. (b).........            262         2,817
Big 5 Sporting Goods Corp.
  (b).........................            168         1,473
Blockbuster, Inc. (Class A)
  (a)(b)......................          1,507         4,913
Borders Group, Inc. (b).......            492         2,888
Brown Shoe Co., Inc. (b)......            371         5,591
Build-A-Bear Workshop, Inc.
  (a)(b)......................            122         1,109
Cabela's, Inc. (a)(b).........            405         5,735
Charlotte Russe Holding, Inc.
  (a)(b)......................            227         3,936
Charming Shoppes, Inc.
  (a)(b)......................          1,057         5,105
Chico's FAS, Inc. (a)(b)......          1,598        11,362
Christopher & Banks Corp.
  (b).........................            297         2,967
Circuit City Stores, Inc.
  (b).........................          1,432         5,699
Coldwater Creek, Inc. (a)(b)..            528         2,666
Collective Brands, Inc.
  (a)(b)......................            570         6,908
Conn's, Inc. (a)(b)...........             97         1,582
CSK Auto Corp. (a)(b).........            383         3,566
Dick's Sporting Goods, Inc.
  (a)(b)......................            759        20,326
Dress Barn, Inc. (a)(b).......            372         4,814
DSW, Inc. (Class A) (a)(b)....            121         1,567
Foot Locker, Inc. (b).........          1,425        16,772
Genesco, Inc. (a)(b)..........            192         4,437
Group 1 Automotive, Inc. (b)..            194         4,555
Gymboree Corp. (a)(b).........            263        10,488
hhgregg, Inc. (a)(b)..........            142         1,598
Hibbett Sports, Inc. (a)(b)...            267         4,122
Hot Topic, Inc. (a)(b)........            356         1,534
J. Crew Group, Inc. (a)(b)....            395        17,447
Jo-Ann Stores, Inc. (a)(b)....            207         3,049
Jos. A. Bank Clothiers, Inc.
  (a)(b)......................            160         3,280
Lithia Motors, Inc. (Class A)
  (b).........................            126         1,280
Mens Wearhouse, Inc. (b)......            414         9,634
New York & Co., Inc. (a)(b)...            229         1,314
OfficeMax, Inc. (b)...........            678        12,977
Pacific Sunwear of California,
  Inc. (a)(b).................            639         8,058
Pier 1 Imports, Inc. (a)(b)...            680         4,270
RadioShack Corp. (b)..........          1,193        19,386
Rent-A-Center, Inc. (a)(b)....            609        11,175
Sally Beauty Holdings, Inc.
  (a)(b)......................            708         4,885
Select Comfort Corp. (a)(b)...            372         1,339
Sonic Automotive, Inc. (Class
  A) (b)......................            263         5,405
Stage Stores, Inc. (b)........            358         5,800
Stein Mart, Inc. (b)..........            217         1,220
Talbots, Inc. (b).............            196         2,113
The Buckle, Inc. (b)..........            130         5,815
The Cato Corp. (Class A) (b)..            274         4,094
The Children's Place Retail
  Stores, Inc. (a)(b).........            203         4,986
The Pep Boys -- Manny, Moe &
  Jack (b)....................            333         3,317
Tractor Supply Co. (a)(b).....            308        12,172
Tween Brands, Inc. (a)(b).....            213         5,270
Ulta Salon Cosmetics &
  Fragrance, Inc. (a)(b)......             67           941
United Auto Group, Inc. (b)...            352         6,850
West Marine, Inc. (a)(b)......            111           774
Zale Corp. (a)(b).............            415         8,200
Zumiez, Inc. (a)(b)...........            152         2,385
                                                -----------
                                                    364,254
                                                -----------
TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
American Apparel, Inc.
  (a)(b)......................            161         1,521
Carter's, Inc. (a)(b).........            435         7,025
Columbia Sportswear Co. (b)...            133         5,856
Deckers Outdoor Corp. (a)(b)..            118        12,723
Fossil, Inc. (a)(b)...........            448        13,682
Hanesbrands, Inc. (a)(b)......            874        25,521
Iconix Brand Group, Inc. (a)..            513         8,901
Jones Apparel Group, Inc.
  (b).........................            776        10,414
K-Swiss, Inc. (Class A) (b)...            229         3,623
Kenneth Cole Productions, Inc.
  (Class A) (b)...............             99         1,677
Liz Claiborne, Inc. (b).......            906        16,444
Maidenform Brands, Inc.
  (a)(b)......................            158         2,571
Movado Group, Inc. ...........            151         2,943
Oxford Industries, Inc. (b)...            127         2,861
Phillips-Van Heusen Corp. ....            514        19,491
Quiksilver, Inc. (a)(b).......          1,132        11,105
Skechers USA, Inc. (a)(b).....            271         5,477
Steven Madden, Ltd. (a).......            157         2,689
The Timberland Co. (Class A)
  (a)(b)......................            429         5,890
True Religion Apparel, Inc.
  (a)(b)......................            144         2,671
Under Armour, Inc. (Class A)
  (a)(b)......................            305        11,163
UniFirst Corp. ...............            116         4,302
Volcom, Inc. (a)(b)...........            128         2,587
Warnaco Group, Inc. (a).......            419        16,525
Wolverine World Wide, Inc.
  (b).........................            476        13,809
                                                -----------
                                                    211,471
                                                -----------
THRIFTS & MORTGAGE FINANCE -- 1.3%
Anchor Bancorp Wisconsin, Inc.
  (b).........................            163         3,092
Astoria Financial Corp. ......            808        21,945
Bank Mutual Corp. (b).........            443         4,758
BankAtlantic Bancorp, Inc.
  (Class A) (b)...............            381         1,490
BankUnited Financial Corp.
  (b).........................            303         1,518
Beneficial Mutual Bancorp,
  Inc. (a)(b).................            299         2,957
Brookline Bancorp, Inc. (b)...            542         6,222
Capitol Federal Financial
  (b).........................            182         6,821
Centerline Holding Co. (b)....            419         1,701
Clifton Savings Bancorp, Inc.
  (b).........................            105         1,058
Corus Bankshares, Inc. (b)....            277         2,695
Dime Community Bancshares
  (b).........................            268         4,685
Doral Financial Corp. (a).....             44           888
Downey Financial Corp. (b)....            174         3,198
First Busey Corp. (b).........            253         5,343
First Financial Holdings, Inc.
  (b).........................             97         2,276
First Niagara Financial Group,
  Inc. (b)....................            959        13,033
First Place Financial Corp.
  (b).........................            138         1,794
FirstFed Financial Corp.
  (a)(b)......................            112         3,041
Flagstar Bancorp, Inc. (b)....            306         2,209
Flushing Financial Corp. (b)..            161         2,830
Fremont General Corp. (a)(b)..            557           267

SPDR DJ WILSHIRE SMALL CAP ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                  SHARES       VALUE
--------------------                ---------   -----------
Guaranty Financial Group, Inc.
  (a).........................            297   $     3,154
IndyMac Bancorp, Inc. (b).....            677         3,358
Kearny Financial Corp. (b)....            175         1,916
MGIC Investment Corp. (b).....          1,065        11,215
NewAlliance Bancshares, Inc.
  (b).........................            895        10,973
Northwest Bancorp, Inc. (b)...            168         4,592
Ocwen Financial Corp. (a)(b)..            303         1,345
Oritani Financial Corp.
  (a)(b)......................             99         1,502
PFF Bancorp, Inc. (b).........            176         1,464
Provident Financial Services,
  Inc. (b)....................            503         7,113
Provident New York Bancorp
  (b).........................            332         4,482
Radian Group, Inc. (b)........            681         4,474
Roma Financial Corp. (b)......             74         1,103
The PMI Group, Inc. (b).......            676         3,934
TierOne Corp. ................             84           948
TrustCo Bank Corp. NY (b).....            636         5,654
United Community Financial
  Corp. (b)...................            220         1,364
Washington Federal, Inc. (b)..            788        17,998
Wauwatosa Holdings, Inc.
  (a)(b)......................             80           952
WSFS Financial Corp. (b)......             56         2,760
                                                -----------
                                                    184,122
                                                -----------
TOBACCO -- 0.2%
Alliance One International,
  Inc. (a)(b).................            822         4,965
Universal Corp. (b)...........            249        16,317
Vector Group, Ltd. (b)........            293         5,154
                                                -----------
                                                     26,436
                                                -----------
TRADING COMPANIES & DISTRIBUTORS -- 0.9%
Aircastle, Ltd. ..............            367         4,129
Applied Industrial
  Technologies, Inc. (b)......            340        10,163
Beacon Roofing Supply, Inc.
  (a)(b)......................            380         3,800
GATX Corp. (b)................            384        15,003
H&E Equipment Services, Inc.
  (a)(b)......................            158         1,986
Interline Brands, Inc.
  (a)(b)......................            258         4,786
Kaman Corp. (Class A) (b).....            210         5,941
Lawson Products, Inc. (b).....             36           992
MSC Industrial Direct Co.,
  Inc. (Class A) (b)..........            417        17,618
Rush Enterprises, Inc.
  (a)(b)......................            289         4,578
TAL International Group, Inc.
  (b).........................            149         3,512
Textainer Group Holdings, Ltd.
  (b).........................             75         1,131
UAP Holding Corp. ............            465        17,828
United Rentals, Inc. (a)(b)...            711        13,395
Watsco, Inc. (b)..............            224         9,278
Wesco International, Inc.
  (a)(b)......................            403        14,705
                                                -----------
                                                    128,845
                                                -----------
TRANSPORTATION INFRASTRUCTURE -- 0.1%
Macquarie Infrastructure Co.
  LLC (b).....................            409        11,914
                                                -----------
WATER UTILITIES -- 0.3%
American States Water Co.
  (b).........................            150         5,400
Aqua America, Inc. (b)........          1,201        22,555
California Water Service Group
  (b).........................            164         6,256
SJW Corp. (b).................            113         3,231
                                                -----------
                                                     37,442
                                                -----------
WIRELESS TELECOMMUNICATION SERVICES -- 0.3%
Centennial Communications
  Corp. (a)(b)................            556         3,286
FiberTower Corp. (a)(b).......            747         1,315
ICO Global Communications
  Holdings, Ltd. (a)(b).......            888         2,744
iPCS, Inc. ...................            104         2,428
Rural Cellular Corp. (a)(b)...             89         3,936
SBA Communications Corp.
  (a)(b)......................            885        26,400
Syniverse Holdings, Inc.
  (a)(b)......................            244         4,065
TerreStar Corp. (a)...........            502         2,450
USA Mobility, Inc. (a)(b).....            200         1,428
Virgin Mobile USA, Inc. (Class
  A) (a)(b)...................            231           469
                                                -----------
                                                     48,521
                                                -----------
TOTAL COMMON STOCKS --
  (Cost $16,276,929)..........                   13,799,797
                                                -----------
RIGHTS -- 0.0% (c)
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0% (c)
FX Real Estate and
  Entertainment, Inc. (Cost
  $0) (expiring 4/11/08)
  (a)(b)......................             32             3
                                                -----------
THRIFTS & MORTGAGE FINANCE -- 0.0%
Centerline Holding Co.
  (Cost $0) (expiring 4/4/08)
  (a)(d)......................            251             0
                                                -----------
TOTAL RIGHTS --
  (Cost $0)...................                            3
                                                -----------
WARRANTS -- 0.0%
COMMUNICATIONS EQUIPMENT -- 0.0%
Pegasus Wireless Corp.(a)
  (Cost $0)...................             97             0
                                                -----------
SHORT TERM INVESTMENTS -- 39.4%
MONEY MARKET FUNDS -- 39.4%
STIC Prime Portfolio
  (Cost $62,069)..............         62,069        62,069
State Street Navigator
  Securities Lending
  Prime Portfolio
  (Cost $5,391,002) (e)(f)....      5,391,002     5,391,002
                                                -----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $5,453,071)...........                    5,453,071
                                                -----------
TOTAL INVESTMENTS -- 139.2%
  (Cost $21,730,000)..........                   19,252,871
OTHER ASSETS AND
  LIABILITIES -- (39.2)%......                   (5,429,374)
                                                -----------
NET ASSETS -- 100.0%..........                   13,823,497
                                                ===========




(a) Non-income producing security.
(b) Security, or portion thereof, was on loan at March 31, 2008.
(c) Amount shown represents less than 0.05% of net assets.
(d) Security is valued at fair value as determined in good faith by Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.
(e) Investments of cash collateral for securities loaned.
(f) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
COMMON STOCKS -- 99.9%
AEROSPACE & DEFENSE -- 1.9%
AAR Corp. (a)(b).............         3,854   $    105,098
American Science &
  Engineering, Inc. (a)......           910         49,659
Applied Energetics, Inc.
  (a)(b).....................         3,617          6,004
Argon ST, Inc. (a)(b)........         1,218         20,718
BE Aerospace, Inc. (b).......         9,293        324,790
c Ceradyne, Inc. (a)(b)......         2,380         76,065
DynCorp International, Inc.
  (a)(b).....................         2,232         37,230
Hexcel Corp. (a)(b)..........         9,642        184,259
Moog, Inc. (a)(b)............         3,957        167,025
MTC Technologies, Inc.
  (a)(b).....................           865         20,570
Orbital Sciences Corp.
  (a)(b).....................         6,076        146,432
Stanley, Inc. (a)(b).........         1,400         41,244
Taser International, Inc.
  (a)(b).....................         6,026         56,644
Teledyne Technologies, Inc.
  (a)(b).....................         3,347        157,309
TransDigm Group, Inc.
  (a)(b).....................         2,629         97,404
                                              ------------
                                                 1,490,451
                                              ------------
AIR FREIGHT & LOGISTICS -- 0.5%
ABX Air, Inc. (a)(b).........         4,818         14,165
Forward Air Corp. (a)........         3,053        108,198
HUB Group, Inc. (Class A)
  (a)(b).....................         3,671        120,739
UTI Worldwide, Inc. (a)......         9,107        182,869
                                              ------------
                                                   425,971
                                              ------------
AIRLINES -- 0.9%
AirTran Holdings, Inc.
  (a)(b).....................         8,583         56,648
Allegiant Travel Co. (a)(b)..         1,274         33,659
Continental Airlines, Inc.
  (Class B) (a)(b)...........         9,991        192,127
ExpressJet Holdings, Inc.
  (a)(b).....................         4,814         12,661
JetBlue Airways Corp.
  (a)(b).....................        18,783        108,941
Republic Airways Holdings,
  Inc. (a)(b)................         3,506         75,940
SkyWest, Inc. (a)............         6,224        131,451
US Airways Group, Inc.
  (a)(b).....................         8,732         77,802
                                              ------------
                                                   689,229
                                              ------------
AUTO COMPONENTS -- 0.7%
Drew Industries, Inc.
  (a)(b).....................         2,015         49,287
Exide Technologies (a)(b)....         6,700         87,770
Gentex Corp. (a).............        14,600        250,390
cenneco Automotive, Inc.
  (a)(b).....................         4,637        129,558
                                              ------------
                                                   517,005
                                              ------------
AUTOMOBILES -- 0.2%
Fleetwood Enterprises, Inc.
  (a)(b).....................         6,056         27,858
Thor Industries, Inc. (a)....         3,904        116,222
                                              ------------
                                                   144,080
                                              ------------
BEVERAGES -- 0.3%
Boston Beer Co., Inc.
  (a)(b).....................           975         46,351
Central European Distribution
  Corp. (a)(b)...............         3,342        194,471
Coca-Cola Hellenic Bottling
  Co. SA (a).................           356         21,937
                                              ------------
                                                   262,759
                                              ------------
BIOTECHNOLOGY -- 4.8%
Acorda Therapeutics, Inc.
  (a)(b).....................         3,300         59,235
Affymax, Inc. (b)............           513          7,233
Alexion Pharmaceuticals, Inc.
  (b)........................         3,791        224,806
Alkermes, Inc. (a)(b)........        10,437        123,992
Alnylam Pharmaceuticals, Inc.
  (a)(b).....................         3,322         81,057
Applera Corp. -- Celera
  Genomics Group (b).........         8,134        119,570
Arena Pharmaceuticals, Inc.
  (b)........................         6,802         46,526
Ariad Pharmaceuticals, Inc.
  (a)(b).....................         6,077         20,479
Cepheid, Inc. (a)(b).........         5,588        136,291
Cougar Biotechnology, Inc.
  (b)........................         1,800         37,800
Cubist Pharmaceuticals, Inc.
  (a)(b).....................         5,723        105,418
CV Therapeutics, Inc. (b)....         5,314         37,889
Dendreon Corp. (a)(b)........         8,034         38,724
Enzon Pharmaceuticals, Inc.
  (a)(b).....................         3,913         36,039
Genomic Health, Inc. (a)(b)..         1,700         32,113
Geron Corp. (a)(b)...........         7,403         36,127
GTx, Inc. (a)(b).............         1,469         23,622
Halozyme Therapeutics, Inc.
  (a)(b).....................         6,230         39,623
Human Genome Sciences, Inc.
  (a)(b).....................        12,659         74,562
ImClone Systems, Inc.
  (a)(b).....................         6,183        262,283
Incyte Corp. (a)(b)..........         7,900         83,029
Indevus Pharmaceuticals, Inc.
  (a)(b).....................         7,500         35,775
InterMune, Inc. (a)(b).......         2,912         42,457
Isis Pharmaceuticals, Inc.
  (a)(b).....................         8,963        126,468
Keryx Biopharmaceuticals,
  Inc. (b)...................         3,446          2,068
Lexicon Genetics, Inc.
  (a)(b).....................         9,517         19,224
Life Cell Corp. (a)(b).......         3,474        146,012
Ligand Pharmaceuticals, Inc.
  (Class B) (a)..............         6,670         26,680
MannKind Corp. (a)(b)........         4,722         28,190
Martek Biosciences Corp.
  (a)(b).....................         3,253         99,444
Maxygen, Inc. (a)(b).........         2,620         16,925
Medarex, Inc. (a)(b).........        12,896        114,130
Momenta Pharmaceuticals, Inc.
  (a)(b).....................         2,309         25,237
Myriad Genetics, Inc.
  (a)(b).....................         4,479        180,459
Neurocrine Biosciences, Inc.
  (a)(b).....................         3,380         18,252
Onyx Pharmaceuticals, Inc.
  (a)(b).....................         5,623        163,236
Opko Health, Inc. (b)........         8,792         18,287
OSI Pharmaceuticals, Inc.
  (a)(b).....................         5,951        222,508
PDL BioPharma, Inc. (a)(b)...        11,994        127,016
Progenics Pharmaceuticals,
  Inc. (a)(b)................         2,440         15,933
Regeneron Pharmaceuticals,
  Inc. (a)(b)................         8,098        155,401
Rigel Pharmaceuticals, Inc.
  (b)........................         3,800         70,908
Sangamo Biosciences, Inc.
  (b)........................         3,900         39,624
Savient Pharmaceuticals, Inc.
  (a)(b).....................         5,480        109,600
Seattle Genetics, Inc.
  (a)(b).....................         6,254         56,911
Theravance, Inc. (a)(b)......         4,955         52,176
United Therapeutics Corp.
  (b)........................         2,123        184,064
Zymogenetics, Inc. (a)(b)....         3,388         33,202
                                              ------------
                                                 3,756,605
                                              ------------
BUILDING PRODUCTS -- 0.2%
Builders FirstSource, Inc.
  (a)(b).....................         1,822         13,228
Griffon Corp. (a)(b).........         2,431         20,907
Simpson Manufacturing Co.,
  Inc. (a)...................         3,869        105,159
                                              ------------
                                                   139,294
                                              ------------
CAPITAL MARKETS -- 1.6%
Affiliated Managers Group,
  Inc. (a)(b)................         2,994        271,675
Calamos Asset Management,
  Inc. (Class B) (a).........         2,069         33,683
E*TRADE Financial Corp.
  (a)(b).....................        42,700        164,822
GFI Group, Inc. (a)..........         1,613         92,425

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
Greenhill & Co., Inc. (a)....           873   $     60,726
KBW, Inc. (a)(b).............         2,735         60,307
Knight Capital Group, Inc.
  (b)........................         9,900        160,776
Lazard, Ltd. ................         5,300        202,460
optionsXpress Holdings, Inc.
  (a)........................         5,082        105,248
Penson Worldwide, Inc.
  (a)(b).....................         1,592         14,694
Riskmetrics Group, Inc. (b)..         1,300         25,155
TradeStation Group, Inc.
  (a)(b).....................         3,084         26,276
                                              ------------
                                                 1,218,247
                                              ------------
CHEMICALS -- 1.0%
American Vanguard Corp. (a)..         1,623         27,007
Calgon Carbon Corp. (b)......         3,700         55,685
Flotek Industries, Inc. (b)..         1,628         23,753
LSB Industries, Inc. (a)(b)..         1,700         25,058
Nalco Holding Co. (a)........        14,667        310,207
PolyOne Corp. (b)............         8,158         51,966
Rockwood Holdings, Inc.
  (a)(b).....................         2,426         79,500
The Scotts Miracle-Gro Co.
  (Class A)..................         4,400        142,648
Zoltek Cos., Inc. (a)(b).....         2,568         68,103
                                              ------------
                                                   783,927
                                              ------------
COMMERCIAL BANKS -- 0.8%
Bank of the Ozarks, Inc.
  (a)........................         1,123         26,840
Boston Private Financial
  Holdings, Inc. (a).........         3,481         36,864
Cascade Bancorp (a)..........         1,932         18,470
Centennial Bank Holdings,
  Inc. (a)(b)................         5,700         35,796
CoBiz, Inc. (a)..............         1,708         22,238
East West Bancorp, Inc. (a)..         6,502        115,411
Hanmi Financial Corp. (a)....         4,376         32,339
Nara Bancorp, Inc. (a).......         1,964         25,512
PrivateBancorp, Inc. (a).....         2,983         93,875
Signature Bank (a)(b)........         3,040         77,520
Texas Capital Bancshares,
  Inc. (a)(b)................         2,399         40,495
UCBH Holdings, Inc.                   9,882         76,684
Virginia Commerce Bancorp,
  Inc. (b)...................         1,821         20,905
Western Alliance Bancorp
  (a)(b).....................         2,226         28,626
                                              ------------
                                                   651,575
                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 5.4%
cCCO Brands Corp. (a)(b).....         5,580         75,721
Administaff, Inc. (a)........         2,251         53,146
Advisory Board Co. (a)(b)....         1,743         95,760
American Reprographics Co.
  (b)........................         4,039         59,939
CBIZ, Inc. (a)(b)............         4,658         37,823
Cenveo, Inc. (a)(b)..........         4,743         49,612
Clean Harbors, Inc. (a)(b)...         1,711        111,215
Copart, Inc. (a)(b)..........         6,724        260,622
Corrections Corp. of America
  (a)(b).....................        12,332        339,377
CoStar Group, Inc. (a)(b)....         1,826         78,518
CRA International, Inc.
  (a)(b).....................           946         30,404
Diamond Management &
  Technology
Consultants, Inc. ...........         2,812         18,137
EnergySolutions, Inc. (a)....         3,092         70,931
EnerNOC, Inc. (a)(b).........         1,200         13,680
First Advantage Corp. (Class
  A) (a)(b)..................           655         13,879
FTI Consulting, Inc. (a)(b)..         4,859        345,183
Fuel Tech, Inc. (a)(b).......         1,616         33,128
GeoEye, Inc. (b).............         1,800         46,782
Healthcare Services Group,
  Inc. (a)...................         3,616         74,634
Herman Miller, Inc. (a)......         5,800        142,506
Huron Consulting Group, Inc.
  (a)(b).....................         1,781         74,001
Innerworkings, Inc. (a)(b)...         2,636         36,983
Interface, Inc. (Class A)
  (a)........................         5,153         72,400
Kenexa Corp. (a)(b)..........         2,519         46,551
Kforce, Inc. (a)(b)..........         4,427         39,135
Knoll, Inc.                           4,723         54,503
Korn/Ferry International
  (a)(b).....................         4,580         77,402
Layne Christensen Co.
  (a)(b).....................         1,804         63,176
LECG Corp. (a)(b)............         2,099         19,647
M&F Worldwide Corp. (a)(b)...         1,362         50,925
Mine Safety Appliances Co.
  (a)........................         2,324         95,726
Mobile Mini, Inc. (a)(b).....         3,385         64,315
Navigant Consulting, Inc.
  (a)(b).....................         4,673         88,694
Pike Electric Corp. (a)(b)...         1,535         21,383
Resources Connection, Inc.
  (a)........................         4,989         89,153
Rollins, Inc. (a)............         5,021         88,822
RSC Holdings, Inc. (a)(b)....         4,563         49,737
Schawk, Inc. (a).............         1,090         17,429
Spherion Corp. (a)(b)........         5,039         30,839
Steelcase, Inc. (Class A)
  (a)........................         5,884         65,077
Team, Inc. (b)...............         1,900         51,870
TeleTech Holdings, Inc.
  (a)(b).....................         4,187         94,040
Tetra Tech, Inc. (a)(b)......         5,989        116,845
The Brink's Co. (a)..........         3,700        248,566
The Corporate Executive Board
  Co. (a)....................         3,628        146,861
The Geo Group, Inc. (a)(b)...         5,119        145,584
TrueBlue, Inc. (a)(b)........         4,385         58,934
Waste Connections, Inc.
  (a)(b).....................         6,973        214,350
Waste Industries USA, Inc.              700         25,305
                                              ------------
                                                 4,199,250
                                              ------------
COMMUNICATIONS EQUIPMENT -- 3.4%
3Com Corp. (a)(b)............        40,700         93,203
Acme Packet, Inc. (a)(b).....         2,169         17,330
ADC Telecommunications, Inc.
  (a)(b).....................        11,969        144,585
Adtran, Inc. (a).............         6,127        113,349
Airvana, Inc. (a)(b).........         2,412         12,615
Arris Group, Inc. (a)(b).....        13,885         80,811
Aruba Networks, Inc. (a)(b)..         3,072         16,005
Avocent Corp. (a)(b).........         4,751         80,292
BigBand Networks, Inc.
  (a)(b).....................         2,419         13,861
Blue Coat Systems, Inc.
  (a)(b).....................         3,966         87,411
CIENA Corp. (a)(b)...........         8,862        273,215
Comtech Telecommunications
  Corp. (a)(b)...............         2,462         96,018
Extreme Networks, Inc.
  (a)(b).....................        11,247         34,866
F5 Networks, Inc. (a)(b).....         8,590        156,080
Finisar Corp. (a)(b).........        22,159         28,364
Foundry Networks, Inc.
  (a)(b).....................        13,200        152,856
Harmonic, Inc. (b)...........         9,706         73,766
Harris Stratex Networks, Inc.
  (a)(b).....................         2,088         20,943
Hughes Communications, Inc.
  (a)(b).....................           564         28,584
Infinera Corp. (b)...........         7,541         90,492
InterDigital, Inc. (a)(b)....         4,824         95,563
Ixia (a)(b)..................         3,222         25,003
Netgear, Inc. (a)(b).........         3,686         73,536
Neutral Tandem, Inc. (a)(b)..           627         11,292
Nextwave Wireless, Inc.
  (a)(b).....................         4,656         23,513
OpNext, Inc. (a)(b)..........         1,940         10,573
Plantronics, Inc. (a)........         4,638         89,560
Polycom, Inc. (a)(b).........         9,358        210,929

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
Riverbed Technology, Inc.
  (a)(b).....................         5,047   $     74,998
ShoreTel, Inc. (a)(b)........         1,705          8,730
Sonus Networks, Inc. (a)(b)..        27,773         95,539
Starent Networks Corp.
  (a)(b).....................         3,328         44,928
Sycamore Networks, Inc.
  (a)(b).....................        19,600         71,736
Tekelec (a)(b)...............         5,814         72,384
Utstarcom, Inc. (a)(b).......         9,423         26,761
Viasat, Inc. (b).............         2,776         60,295
                                              ------------
                                                 2,609,986
                                              ------------
COMPUTERS & PERIPHERALS -- 1.3%
Avid Technology, Inc.
  (a)(b).....................         3,973         96,703
Brocade Communications
  Systems, Inc. (a)(b).......        38,242        279,166
Data Domain, Inc. (a)(b).....         2,287         54,431
Hypercom Corp. (a)(b)........         4,502         19,539
Intermec, Inc. (a)(b)........         4,838        107,355
Isilon Systems, Inc. (a)(b)..         2,215         10,809
Novatel Wireless, Inc.
  (a)(b).....................         3,161         30,598
Palm, Inc. (a)...............         9,144         45,720
QLogic Corp. (b).............        13,942        214,010
Quantum Corp. (a)(b).........        21,500         46,010
Rackable Systems, Inc. (b)...         2,555         23,302
Stratasys, Inc. (a)(b).......         1,944         34,603
Synaptics, Inc. (a)(b).......         2,533         60,488
                                              ------------
                                                 1,022,734
                                              ------------
CONSTRUCTION & ENGINEERING -- 0.4%
Aecom Technology Corp.
  (a)(b).....................         7,489        194,789
Perini Corp. (a)(b)..........         2,408         87,242
                                              ------------
                                                   282,031
                                              ------------
CONSTRUCTION MATERIALS -- 0.3%
Eagle Materials, Inc. (a)....         4,501        160,010
Headwaters, Inc. (a)(b)......         4,447         58,656
                                              ------------
                                                   218,666
                                              ------------
CONSUMER FINANCE -- 0.6%
AmeriCredit Corp. (a)(b).....        11,700        117,819
Cardtronics, Inc. (b)........           876          6,106
Cash America International,
  Inc. (a)...................         2,864        104,249
CompuCredit Corp. (a)(b).....         2,877         25,519
Credit Acceptance Corp.
  (a)(b).....................           181          2,811
Ezcorp, Inc. (a)(b)..........         3,622         44,587
First Cash Financial
  Services, Inc. (a)(b)......         2,604         26,899
Nelnet, Inc. (a).............         1,900         22,325
The First Marblehead Corp.
  (b)........................         6,700         49,982
World Acceptance Corp.
  (a)(b).....................         1,395         44,431
                                              ------------
                                                   444,728
                                              ------------
CONTAINERS & PACKAGING -- 0.1%
Graphic Packaging Holding Co.
  (b)........................         8,141         23,772
Myers Industries, Inc. (a)...         2,496         32,772
                                              ------------
                                                    56,544
                                              ------------
DISTRIBUTORS -- 0.4%
LKQ Corp. (b)................        12,546        281,909
                                              ------------
DIVERSIFIED CONSUMER SERVICES -- 1.9%
American Public Education,
  Inc. (a)(b)................           477         14,486
Bright Horizons Family
  Solutions, Inc. (b)........         2,722        117,155
Capella Education Co.
  (a)(b).....................           996         54,382
Career Education Corp.
  (a)(b).....................         9,365        119,123
Coinstar, Inc. (a)(b)........         2,656         74,740
Corinthian Colleges, Inc.
  (a)(b).....................         8,835         63,877
DeVry, Inc. (a)..............         6,317        264,303
INVESTools, Inc. (a)(b)......         4,485         49,290
Jackson Hewitt Tax Service,
  Inc. (a)...................         2,685         30,797
Lincoln Educational Services
  Corp. (a)(b)...............           225          2,700
Matthews International Corp.
  (Class A) (a)..............         3,243        156,475
Pre-Paid Legal Services, Inc.
  (a)(b).....................           810         34,352
Sotheby's (a)................         6,793        196,386
Steiner Leisure, Ltd.
  (a)(b).....................         1,507         49,731
Strayer Education, Inc. (a)..         1,476        225,090
Universal Technical
  Institute, Inc. (a)(b).....         2,124         24,914
                                              ------------
                                                 1,477,801
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.2%
Asset Acceptance Capital
  Corp. (a)..................         1,557         14,994
MarketAxess Holdings, Inc.
  (a)(b).....................         2,898         28,806
NewStar Financial, Inc.
  (a)(b).....................         1,995         10,334
Portfolio Recovery
  Associates, Inc. (a).......         1,527         65,493
                                              ------------
                                                   119,627
                                              ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 1.0%
Cbeyond, Inc. (a)(b).........         1,978         37,167
Cincinnati Bell, Inc.
  (a)(b).....................        23,532        100,246
Cogent Communications Group,
  Inc. (a)(b)................         4,668         85,471
Covad Communications Group,
  Inc. (b)...................        26,421         25,628
General Communication, Inc.
  (Class A) (a)(b)...........         4,183         25,684
Global Crossing, Ltd.
  (a)(b).....................         2,329         35,308
Globalstar, Inc. (a)(b)......         3,484         25,398
NTELOS Holdings Corp. (a)....         2,771         67,058
Paetec Holding Corp. (b).....         7,871         52,421
Premiere Global Services,
  Inc. (b)...................         5,423         77,766
Time Warner Telecom, Inc.
  (Class A) (a)(b)...........        14,763        228,679
Vonage Holdings Corp. (b)....         3,580          6,623
                                              ------------
                                                   767,449
                                              ------------
ELECTRIC UTILITIES -- 0.7%
ITC Holdings Corp. (a).......         4,907        255,458
Sierra Pacific Resources             23,700        299,331
                                              ------------
                                                   554,789
                                              ------------
ELECTRICAL EQUIPMENT -- 1.7%
Acuity Brands, Inc. (a)......         4,230        181,678
Advanced Battery
  Technologies, Inc. (a)(b)..         3,954         17,635
American Superconductor Corp.
  (a)(b).....................         3,957         91,763
Encore Wire Corp. (a)........         1,494         27,206
Energy Conversion Devices,
  Inc. (a)(b)................         4,080        121,992
EnerSys (a)(b)...............         4,309        103,071
Evergreen Solar, Inc.
  (a)(b).....................        11,267        104,445
Franklin Electric Co., Inc.
  (a)........................         1,571         53,681
FuelCell Energy, Inc.
  (a)(b).....................         6,450         42,893
General Cable Corp. (a)(b)...         5,306        313,425

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
II-VI, Inc. (a)(b)...........         2,591   $     98,406
Lime Energy Co. (b)..........         3,300         33,000
Medis Technologies, Ltd.
  (a)(b).....................         1,965         17,823
Orion Energy Systems, Inc.
  (a)(b).....................           700          6,678
Plug Power, Inc. (a)(b)......         7,691         23,919
Polypore International, Inc.
  (b)........................         1,600         33,104
Power-One, Inc. (a)(b).......         6,674         21,424
                                              ------------
                                                 1,292,143
                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.5%
Benchmark Electronics, Inc.
  (a)(b).....................         7,411        133,027
Brightpoint, Inc. (a)(b).....         4,785         40,003
Cogent, Inc. (a)(b)..........         3,589         33,844
Cognex Corp. (a).............         3,830         83,609
Coherent, Inc. (a)(b)........         3,100         86,459
CTS Corp.                             3,183         34,058
Daktronics, Inc. (a).........         3,623         64,888
Echelon Corp. (a)(b).........         3,492         47,142
Electro Scientific
  Industries, Inc. (b).......         2,700         44,496
FARO Technologies, Inc.
  (a)(b).....................         1,544         48,142
ICx Technologies, Inc. (b)...           470          2,115
Insight Enterprises, Inc.
  (a)(b).....................         4,746         83,055
IPG Photonics Corp. (a)(b)...         1,692         26,547
Itron, Inc. (a)(b)...........         3,091        278,901
L-1 Identity Solutions, Inc.
  (a)(b).....................         7,714        102,596
Measurement Specialties, Inc.
  (a)(b).....................         1,174         20,510
Multi-Fineline Electronix,
  Inc. (a)(b)................           783         14,697
National Instruments Corp.
  (a)........................         5,929        154,984
Newport Corp. (a)(b).........         3,700         41,329
Plexus Corp. (a)(b)..........         4,700        131,835
Rofin-Sinar Technologies,
  Inc. (a)(b)................         2,863        128,549
Rogers Corp. (a)(b)..........         1,720         57,465
Sanmina-SCI Corp. (b)........        51,174         82,902
Scansource, Inc. (a)(b)......         2,480         89,751
Smart Modular Technologies
  (WWH), Inc. (a)(b).........         3,255         20,214
TTM Technologies, Inc.
  (a)(b).....................         4,429         50,136
Universal Display Corp.
  (a)(b).....................         3,084         44,163
                                              ------------
                                                 1,945,417
                                              ------------
ENERGY EQUIPMENT & SERVICES -- 5.0%
Allis-Chalmers Energy, Inc.
  (a)(b).....................         2,902         40,019
Atwood Oceanics, Inc.
  (a)(b).....................         2,813        258,008
Basic Energy Services, Inc.
  (a)(b).....................         2,500         55,200
Cal Dive International, Inc.
  (b)........................         3,767         39,101
CARBO Ceramics, Inc. (a).....         2,000         80,200
Complete Production Services,
  Inc. (a)(b)................         4,379        100,454
Dresser-Rand Group, Inc.
  (b)........................         8,673        266,695
Dril-Quip, Inc. (b)..........         2,746        127,607
Exterran Partners LP                  1,094         31,726
Global Industries, Ltd.
  (a)(b).....................         8,935        143,764
Grey Wolf, Inc. (a)(b).......        18,977        128,664
Helix Energy Solutions Group,
  Inc. (a)(b)................         8,497        267,656
Hercules Offshore, Inc.
  (a)(b).....................         8,949        224,799
Hornbeck Offshore Services,
  Inc. (a)(b)................         2,428        110,887
ION Geophysical Corp.
  (a)(b).....................         8,523        117,617
Key Energy Services, Inc.
  (a)(b).....................        13,451        180,512
Matrix Service Co. (a)(b)....         2,800         48,104
NATCO Group, Inc. (a)(b).....         1,469         68,676
Newpark Resources, Inc.
  (a)(b).....................         9,447         48,180
Oceaneering International,
  Inc. (a)(b)................         5,508        347,004
Oil States International,
  Inc. (a)(b)................         5,027        225,260
Parker Drilling Co. (a)(b)...        10,922         70,556
Pioneer Drilling Co. (a)(b)..         4,719         75,174
RPC, Inc. (a)................         4,160         63,190
Superior Energy Services,
  Inc. (a)(b)................         8,222        325,756
Superior Well Services, Inc.
  (a)(b).....................         1,498         32,761
T-3 Energy Services, Inc.
  (b)........................         1,300         55,328
Tetra Technologies, Inc.
  (a)(b).....................         7,629        120,843
Trico Marine Services, Inc.
  (a)(b).....................         1,300         50,661
W-H Energy Services, Inc.
  (a)(b).....................         3,025        208,271
                                              ------------
                                                 3,912,673
                                              ------------
FOOD & STAPLES RETAILING -- 0.6%
Arden Group, Inc. (Class A)
  (a)........................           100         14,300
Pantry, Inc. (a)(b)..........         2,118         44,647
Pricesmart, Inc. (a).........         1,574         43,616
Rite Aid Corp. (a)(b)........        55,170        162,200
Spartan Stores, Inc. (a).....         2,300         47,955
United Natural Foods, Inc.
  (a)(b).....................         3,812         71,322
Winn-Dixie Stores, Inc. (b)..         5,600        100,576
                                              ------------
                                                   484,616
                                              ------------
FOOD PRODUCTS -- 0.7%
Cal-Maine Foods, Inc. (a)....         1,200         40,056
Darling International, Inc.
  (b)........................         8,273        107,135
Flowers Foods, Inc. (a)......         8,569        212,083
Green Mountain Coffee
  Roasters, Inc. (a)(b)......         1,725         54,596
J&J Snack Foods Corp. (a)....         1,248         34,283
Seaboard Corp. (a)...........            38         59,470
                                              ------------
                                                   507,623
                                              ------------
GAS UTILITIES 0.0% (c)
Spectra Energy Partners LP              996         24,143
                                              ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 4.9%
Abaxis, Inc. (a)(b)..........         2,300         53,291
ABIOMED, Inc. (a)(b).........         3,200         42,048
Accuray, Inc. (a)(b).........         3,645         28,467
Align Technology, Inc.
  (a)(b).....................         5,866         65,171
American Medical Systems
  Holdings, Inc. (a)(b)......         7,401        105,020
Arthrocare Corp. (a)(b)......         2,793         93,147
Aspect Medical Systems, Inc.
  (a)(b).....................         1,044          6,368
Conceptus, Inc. (b)..........         2,300         42,688
Cyberonics, Inc. (a)(b)......         2,215         32,117
Edwards Lifesciences Corp.
  (a)(b).....................         5,761        256,653
ev3, Inc. (a)(b).............         6,744         54,896
Gen-Probe, Inc. (a)(b).......         5,459        263,124
Greatbatch, Inc. (a)(b)......         2,379         43,797
Haemonetics Corp. (a)(b).....         2,604        155,146
I-Flow Corp. (a)(b)..........         2,638         37,011
ICU Medical, Inc. (a)(b).....         1,199         34,495
IDEXX Laboratories, Inc.
  (a)(b).....................         6,223        306,545
Immucor, Inc. (b)............         7,158        152,752
Insulet Corp. (a)(b).........         2,200         31,680
Integra LifeSciences Holdings
  Corp. (a)(b)...............         1,899         82,550
Inverness Medical
  Innovations, Inc. (a)(b)...         7,841        236,014
Kensey Nash Corp. (a)(b).....         1,003         29,037
Masimo Corp. (a)(b)..........         4,372        113,672
Mentor Corp. (a).............         3,511         90,303

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
Meridian Bioscience, Inc.
  (a)........................         4,057   $    135,626
Merit Medical Systems, Inc.
  (a)(b).....................         2,918         46,192
NuVasive, Inc. (a)(b)........         3,540        122,165
OraSure Technologies, Inc.
  (a)(b).....................         4,199         30,695
Orthofix International NV
  (b)........................         1,600         63,632
Palomar Medical Technologies,
  Inc. (a)(b)................         1,465         22,122
Quidel Corp. (a)(b)..........         3,200         51,392
ResMed, Inc. (a)(b)..........         7,863        331,661
Sirona Dental Systems, Inc.
  (a)(b).....................         1,862         50,218
SonoSite, Inc. (a)(b)........         1,562         44,408
SurModics, Inc. (a)(b).......         1,626         68,097
Symmetry Medical, Inc.
  (a)(b).....................         3,068         50,929
Thoratec Corp. (a)(b)........         5,205         74,379
TomoTherapy, Inc. (a)(b).....         2,674         38,372
Trans1, Inc. (a)(b)..........           557          6,489
Volcano Corp. (a)(b).........         2,978         37,225
West Pharmaceutical Services,
  Inc. (a)...................         3,390        149,940
Wright Medical Group, Inc.
  (a)(b).....................         3,743         90,356
Zoll Medical Corp. (b).......         2,200         58,498
                                              ------------
                                                 3,828,388
                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 3.7%
Air Methods Corp. (a)(b).....         1,100         53,207
Alliance Imaging, Inc.
  (a)(b).....................         2,177         18,722
Amedisys, Inc. (a)(b)........         2,626        103,307
AMERIGROUP Corp. (a)(b)......         5,345        146,079
AMN Healthcare Services, Inc.
  (a)(b).....................         3,276         50,516
Amsurg Corp. (b).............         3,219         76,226
Apria Healthcare Group, Inc.
  (a)(b).....................         4,159         82,140
Assisted Living Concepts,
  Inc. (a)(b)................         5,328         31,382
athenahealth, Inc. (a)(b)....         1,803         42,677
Brookdale Senior Living, Inc.
  (a)........................         4,200        100,380
Centene Corp. (a)(b).........         4,098         57,126
Cross Country Healthcare,
  Inc. (a)(b)................         2,660         32,904
Emeritus Corp. (a)(b)........         2,356         49,146
Genoptix, Inc. (b)...........           470         11,755
Gentiva Health Services, Inc.
  (a)(b).....................         2,731         59,427
HealthExtras, Inc. (a)(b)....         3,438         85,400
Healthspring, Inc. (b).......         5,607         78,947
Healthways, Inc. (a)(b)......         3,623        128,037
HMS Holdings Corp. (b).......         2,170         61,953
inVentiv Health, Inc.
  (a)(b).....................         3,109         89,570
IPC The Hospitalist Co.
  (a)(b).....................           500          9,890
LCA-Vision, Inc. (a).........         1,820         22,750
Matria Healthcare, Inc. (b)..         2,304         51,379
Medcath Corp. (a)(b).........         1,268         23,078
Molina Healthcare, Inc.
  (a)(b).....................         1,342         32,772
National Healthcare Corp.
  (a)........................           733         35,697
Nighthawk Radiology Holdings,
  Inc. (a)(b)................         1,940         18,158
Odyssey Healthcare, Inc.
  (a)(b).....................         3,004         27,036
Pediatrix Medical Group, Inc.
  (b)........................         4,858        327,429
PSS World Medical, Inc.
  (a)(b).....................         6,607        110,073
Psychiatric Solutions, Inc.
  (a)(b).....................         5,499        186,526
Skilled Healthcare Group,
  Inc. (Class A) (a)(b)......         1,951         21,422
Sun Healthcare Group, Inc.
  (a)(b).....................         3,808         50,037
Sunrise Assisted Living, Inc.
  (a)(b).....................         4,163         92,752
Triple-S Management Corp.
  (Class B)..................         1,456         25,698
Universal American Financial
  Corp. (a)(b)...............         4,682         49,629
VCA Antech, Inc. (b).........         8,479        231,901
Virtual Radiologic Corp.
  (a)(b).....................           260          3,973
WellCare Health Plans, Inc.
  (a)(b).....................         4,237        165,031
                                              ------------
                                                 2,844,132
                                              ------------
HEALTH CARE TECHNOLOGY -- 0.7%
Allscripts Healthcare
  Solutions, Inc. (a)(b).....         5,362         55,336
Eclipsys Corp. (a)(b)........         5,001         98,070
HLTH Corp. (a)(b)............        18,446        175,975
MedAssets, Inc. (b)..........         1,464         21,696
Omnicell, Inc. (a)(b)........         3,246         65,245
Phase Forward, Inc. (a)(b)...         4,364         74,537
The TriZetto Group, Inc.
  (a)(b).....................         4,276         71,366
                                              ------------
                                                   562,225
                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 3.8%
Ambassadors Group, Inc. (a)..         1,585         29,941
Ameristar Casinos, Inc. (a)..         2,196         40,077
Bally Technologies, Inc.
  (a)(b).....................         5,034        172,868
BJ's Restaurants, Inc.
  (a)(b).....................         1,589         22,897
Boyd Gaming Corp.                     5,900        118,000
Brinker International, Inc.
  (a)........................        10,300        191,065
Buffalo Wild Wings, Inc.
  (a)(b).....................         1,540         37,730
Burger King Holdings, Inc.            5,521        152,711
California Pizza Kitchen,
  Inc. (a)(b)................         2,618         34,322
CEC Entertainment, Inc.
  (a)(b).....................         2,819         81,413
Chipotle Mexican Grill, Inc.
  (a)(b).....................         3,268        370,689
Choice Hotels International,
  Inc. (a)...................         3,557        121,329
CKE Restaurants, Inc. (a)....         5,179         58,108
Gaylord Entertainment Co.
  (a)(b).....................         4,189        126,885
Great Wolf Resorts, Inc.
  (a)(b).....................         2,715         17,322
Isle of Capri Casinos, Inc.
  (a)(b).....................         2,300         16,445
Krispy Kreme Doughnuts, Inc.
  (a)(b).....................         5,336         16,275
Life Time Fitness, Inc.
  (a)(b).....................         3,302        103,055
Morgans Hotel Group Co.
  (a)(b).....................         3,119         46,224
Multimedia Games, Inc. (b)...         2,262         12,079
Orient-Express Hotels, Ltd.
  (Class A) (a)..............         4,098        176,870
P F Chang's China Bistro,
  Inc. (a)(b)................         2,712         77,129
Panera Bread Co. (Class A)
  (a)(b).....................         3,055        127,974
Papa John's International,
  Inc. (a)(b)................         1,920         46,483
Peet's Coffee & Tea, Inc.
  (a)(b).....................         1,185         27,859
Red Robin Gourmet Burgers,
  Inc. (a)(b)................         1,457         54,739
Ruth's Chris Steak House,
  Inc. (b)...................         1,527         10,552
Scientific Games Corp. (Class
  A) (a)(b)..................         7,139        150,704
Shuffle Master, Inc. (a)(b)..         3,123         16,708
Sonic Corp. (a)(b)...........         6,244        137,618
Texas Roadhouse, Inc. (Class
  A) (a)(b)..................         5,240         51,352
The Cheesecake Factory, Inc.
  (a)(b).....................         6,972        151,920
The Steak n Shake Co.
  (a)(b).....................         2,261         17,794
WMS Industries, Inc. (a)(b)..         4,634        166,685
                                              ------------
                                                 2,983,822
                                              ------------
HOUSEHOLD DURABLES -- 0.5%
Brookfield Homes Corp. (a)...         1,055         17,724
Champion Enterprises, Inc.
  (a)(b).....................         7,173         71,945
iRobot Corp. (a)(b)..........         1,632         27,924

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
Jarden Corp. (a)(b)..........         7,104   $    154,441
Tempur-Pedic International,
  Inc. (a)...................         7,293         80,223
                                              ------------
                                                   352,257
                                              ------------
HOUSEHOLD PRODUCTS 0.0% (c)
Spectrum Brands, Inc.
  (a)(b).....................         3,504         16,013
                                              ------------
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS -- 0.1%
Ormat Technologies, Inc.
  (a)........................         1,744         75,009
Synthesis Energy Systems,
  Inc. (b)...................         2,300         20,470
                                              ------------
                                                    95,479
                                              ------------
INDUSTRIAL CONGLOMERATES -- 0.5%
Raven Industries, Inc. (a)...         1,715         51,965
Walter Industries, Inc. (a)..         5,224        327,179
                                              ------------
                                                   379,144
                                              ------------
INSURANCE -- 0.5%
American Equity Investment
  Life Holding Co. (a).......         5,589         51,866
Darwin Professional
  Underwriters, Inc. (a)(b)..           822         18,487
eHealth, Inc. (a)(b).........         1,077         23,769
National Interstate Corp.
  (a)........................           640         14,944
Philadelphia Consolidated
  Holding Co. (a)(b).........         6,094        196,227
Tower Group, Inc. (a)........         1,965         49,459
                                              ------------
                                                   354,752
                                              ------------
INTERNET & CATALOG RETAIL -- 0.6%
1-800-FLOWERS.COM, Inc.
  (Class A) (a)(b)...........         2,065         17,573
Blue Nile, Inc. (a)(b).......         1,379         74,673
FTD Group, Inc. (a)..........         1,707         22,908
Gaiam, Inc. (Class A)
  (a)(b).....................         1,500         25,980
GSI Commerce, Inc. (b).......         1,701         22,368
Netflix, Inc. (a)(b).........         5,278        182,883
Nutri/System, Inc. (a)(b)....         3,135         47,245
Orbitz Worldwide, Inc.
  (a)(b).....................         4,452         30,674
Overstock.com, Inc. (a)(b)...         1,159         13,804
Shutterfly, Inc. (a)(b)......         1,266         18,825
Stamps.com, Inc. (a)(b)......         1,773         18,191
Systemax, Inc. (a)...........           973         11,734
ValueVision Media, Inc.
  (Class A) (a)(b)...........         2,797         15,495
                                              ------------
                                                   502,353
                                              ------------
INTERNET SOFTWARE & SERVICES -- 2.9%
Ariba, Inc. (a)(b)...........         8,798         84,989
Art Technology Group, Inc.
  (a)(b).....................        13,500         52,380
Bankrate, Inc. (a)(b)........         1,424         71,043
CMGI, Inc. (a)(b)............         5,084         67,414
CNET Networks, Inc. (a)(b)...        14,543        103,255
comScore, Inc. (a)(b)........         1,775         35,606
Constant Contact, Inc.
  (a)(b).....................           597          8,645
DealerTrack Holdings, Inc.
  (a)(b).....................         4,133         83,569
Dice Holdings, Inc. (a)(b)...         1,526         13,597
Digital River, Inc. (a)(b)...         4,145        128,371
DivX, Inc. (a)(b)............         1,580         11,060
EarthLink, Inc. (a)(b).......        11,610         87,655
Equinix, Inc. (a)(b).........         3,167        210,574
Infospace, Inc. (a)..........         3,124         36,145
Internap Network Services
  Corp. (a)(b)...............         4,775         23,684
Interwoven, Inc. (a)(b)......         4,798         51,243
j2 Global Communications,
  Inc. (a)(b)................         5,124        114,368
Limelight Networks, Inc.
  (a)(b).....................         3,489         11,304
LoopNet, Inc. (a)(b).........         3,200         40,640
Marchex, Inc. (Class B) (a)..         2,825         28,194
Move, Inc. (a)(b)............        16,403         50,521
NIC, Inc. (a)................         3,493         24,835
Omniture, Inc. (a)(b)........         5,288        122,734
Openwave Systems, Inc. (a)...         6,297         15,428
Perficient, Inc. (a)(b)......         2,702         21,454
RealNetworks, Inc. (a)(b)....         9,281         53,180
S1 Corp. (a)(b)..............         4,926         35,024
SAVVIS, Inc. (a)(b)..........         2,675         43,522
SonicWALL, Inc. (a)(b).......         6,153         50,270
Switch & Data Facilities Co.,
  Inc. (a)(b)................         1,934         19,746
TechTarget, Inc. (a)(b)......           687          9,735
The Knot, Inc. (a)(b)........         2,422         28,458
Valueclick, Inc. (b).........        10,145        175,001
Vignette Corp. (a)(b)........         2,608         34,452
VistaPrint, Ltd. (a)(b)......         4,141        144,728
Vocus, Inc. (a)(b)...........         1,500         39,600
WebMD Health Corp. (Class A)
  (a)(b).....................           711         16,758
Websense, Inc. (a)(b)........         4,284         80,325
                                              ------------
                                                 2,229,507
                                              ------------
IT SERVICES -- 2.9%
Acxiom Corp. (a).............         6,672         79,197
Broadridge Financial
  Solutions, Inc. (a)........        14,078        247,773
CACI International, Inc.
  (Class A) (a)(b)...........         3,044        138,654
CIBER, Inc. (a)(b)...........         4,738         23,216
CyberSource Corp. (b)........         7,000        102,270
Euronet Worldwide, Inc.
  (a)(b).....................         4,431         85,341
ExlService Holdings, Inc.
  (a)(b).....................           914         20,985
Forrester Research, Inc.
  (a)(b).....................         1,452         38,594
Gartner, Inc. (a)(b).........         7,157        138,416
Genpact, Ltd. (b)............         5,954         72,937
Global Cash Access, Inc.
  (a)(b).....................         4,093         23,985
Heartland Payment Systems,
  Inc. (a)...................         2,770         63,738
Lionbridge Technologies, Inc.
  (a)(b).....................         5,306         17,775
MoneyGram International, Inc.
  (a)........................         7,492         13,935
NeuStar, Inc. (Class A)
  (a)(b).....................         7,926        209,881
Perot Systems Corp. (Class A)
  (a)(b).....................         9,200        138,368
SAIC, Inc. (a)(b)............        16,975        315,565
Sapient Corp. (b)............         7,650         53,244
SRA International, Inc.
  (a)(b).....................         4,458        108,374
SYKES Enterprises, Inc. (b)..         3,185         56,024
Syntel, Inc. ................         1,092         29,102
TNS, Inc. (a)(b).............         2,542         52,467
VeriFone Holdings, Inc. (b)..         6,844        108,614
Wright Express Corp. (b).....         4,058        124,702
                                              ------------
                                                 2,263,157
                                              ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.2%
Leapfrog Enterprises, Inc.
  (a)(b).....................         2,909         20,508
Marine Products Corp. (a)....         1,345         10,868

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
MarineMax, Inc. (a)(b).......         1,505   $     18,752
Pool Corp. (a)...............         4,916         92,863
Smith & Wesson Holding Corp.
  (b)........................         2,896         14,538
                                              ------------
                                                   157,529
                                              ------------
LIFE SCIENCES TOOLS & SERVICES -- 1.9%
Affymetrix, Inc. (a)(b)......         6,999        121,853
Albany Molecular Research,
  Inc. (a)(b)................         2,196         26,659
AMAG Pharmaceuticals, Inc.
  (a)(b).....................         1,580         63,879
Bio-Rad Laboratories, Inc
  (Class A) (a)(b)...........         1,902        169,183
Bruker BioSciences Corp.
  (b)........................         5,282         81,290
Dionex Corp. (a)(b)..........         1,930        148,591
Enzo Biochem, Inc. (a)(b)....         3,250         29,543
eResearch Technology, Inc.
  (a)(b).....................         3,727         46,289
Exelixis, Inc. (a)(b)........         9,935         69,048
Kendle International, Inc.
  (b)........................         1,300         58,396
Luminex Corp. (a)(b).........         3,800         74,670
Medivation, Inc. (b).........         2,600         36,998
Nektar Therapeutics (a)(b)...         9,553         66,298
PAREXEL International Corp.
  (a)(b).....................         5,748        150,023
PharmaNet Development Group,
  Inc. (a)(b)................         1,828         46,120
Techne Corp. (b).............         3,941        265,466
                                              ------------
                                                 1,454,306
                                              ------------
MACHINERY -- 2.9%
Accuride Corp. (a)(b)........         2,101         17,186
Actuant Corp. (Class A) (a)..         5,700        172,197
American Railcar Industries,
  Inc. (a)...................           802         16,305
Astec Industries, Inc. (b)...         1,624         62,946
Badger Meter, Inc.                    1,300         56,160
Blount International, Inc.
  (a)(b).....................         3,808         47,105
Bucyrus International, Inc.
  (Class A) (a)..............         3,705        376,613
Chart Industries, Inc.
  (a)(b).....................         2,654         89,811
CLARCOR, Inc. (a)............         5,235        186,104
Columbus McKinnon Corp. (b)..         2,000         61,960
Dynamic Materials Corp. (a)..         1,300         56,160
ESCO Technologies, Inc.
  (a)(b).....................         2,652        105,338
Force Protection, Inc.
  (a)(b).....................         6,389         12,842
Gardner Denver, Inc. (b).....         5,321        197,409
Graco, Inc. (a)..............         6,400        232,064
Middleby Corp. (a)(b)........         1,602         99,949
Mueller Water Products, Inc.
  (Class B)..................        11,122         87,641
RBC Bearings, Inc. (a)(b)....         2,060         76,488
The Gorman-Rupp Co. (a)......         1,500         49,335
The Toro Co. (a).............         3,907        161,711
Titan International, Inc.
  (a)........................         2,624         80,321
Wabash National Corp. (a)....         3,300         29,667
                                              ------------
                                                 2,275,312
                                              ------------
MARINE -- 0.8%
American Commercial Lines,
  Inc. (a)(b)................         3,706         58,555
Genco Shipping & Trading,
  Ltd. (a)...................         2,600        146,718
Horizon Lines, Inc. (a)......         3,100         57,691
Kirby Corp. (a)(b)...........         5,352        305,064
TBS International, Ltd.
  (a)(b).....................         1,090         32,918
                                              ------------
                                                   600,946
                                              ------------
MEDIA -- 2.1%
AH Belo Corp. (Class A) (b)..         2,000         22,860
Arbitron, Inc. (a)...........         2,844        122,747
Charter Communications, Inc.
  (a)(b).....................        34,402         29,310
Cinemark Holdings, Inc. (a)..         4,023         51,454
CKX, Inc. (a)(b).............         6,935         66,021
Crown Media Holdings, Inc.
  (Class A) (a)(b)...........           893          4,617
Dolan Media Co. (a)(b).......         1,960         39,416
Entravision Communications
  Corp. (a)(b)...............         5,566         37,070
Gemstar-TV Guide
  International, Inc. (b)....        25,611        120,372
Getty Images, Inc. (a)(b)....         5,270        168,640
Gray Television, Inc. (a)....         3,995         22,732
Harte-Hanks, Inc. (a)........         4,460         60,968
Interactive Data Corp. (a)...         3,697        105,254
John Wiley & Sons, Inc.
  (Class A) (a)..............         4,916        195,165
Live Nation, Inc. (a)(b).....         7,708         93,498
Lodgenet Entertainment Corp.
  (b)........................         1,810         11,023
Martha Stewart Living
  Omnimedia, Inc. (Class A)
  (a)(b).....................         2,243         16,665
Marvel Entertainment, Inc.
  (a)(b).....................         5,309        142,228
Mediacom Communications Corp.
  (a)(b).....................         4,929         21,343
Morningstar, Inc. (a)(b).....         1,410         86,503
National CineMedia, Inc.
  (a)........................         4,006         90,055
Primedia, Inc. (a)...........         1,830         13,450
R.H. Donnelley Corp. (b).....         7,600         38,456
Valassis Communications, Inc.
  (a)(b).....................         5,000         54,250
Warner Music Group Corp.
  (a)........................         4,083         20,333
                                              ------------
                                                 1,634,430
                                              ------------
METALS & MINING -- 0.8%
AM Castle & Co. (a)..........         1,720         46,440
Coeur d' Alene Mines Corp.
  (a)(b).....................        56,061        226,487
General Moly, Inc. (a)(b)....         5,200         41,548
Hecla Mining Co. (a)(b)......        12,258        136,799
Royal Gold, Inc.                      2,854         86,105
Stillwater Mining Co.
  (a)(b).....................         4,544         70,296
                                              ------------
                                                   607,675
                                              ------------
MULTILINE RETAIL -- 0.1%
99 Cents Only Stores (a)(b)..         5,675         56,126
Fred's, Inc. (Class A) (a)...         3,325         34,081
Retail Ventures, Inc.
  (a)(b).....................         2,483         12,043
                                              ------------
                                                   102,250
                                              ------------
OFFICE ELECTRONICS -- 0.3%
Zebra Technologies Corp.
  (Class A) (a)(b)...........         6,928        230,841
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 8.2%
Alliance Holdings GP LP (a)..         1,103         25,303
Alon USA Energy, Inc. (a)....         1,150         17,492
Alpha Natural Resources, Inc.
  (a)(b).....................         6,674        289,919
Arena Resources, Inc.
  (a)(b).....................         3,483        134,827
Atlas America, Inc. (a)......         2,489        150,435
Atlas Energy Resources LLC
  (a)........................           726         22,506
Atlas Pipeline Holdings LP            1,064         29,111
ATP Oil & Gas Corp. (a)(b)...         2,935         96,033
Aventine Renewable Energy
  Holdings, Inc. (b).........         2,676         13,915
Berry Petroleum Co. (Class A)
  (a)........................         3,669        170,572

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
Bill Barrett Corp. (a)(b)....         2,880   $    136,080
Bois d'Arc Energy, Inc. (b)..         1,706         36,662
BreitBurn Energy Partners LP          5,058        101,565
Buckeye GP Holdings LP                1,094         25,239
Carrizo Oil & Gas, Inc.
  (a)(b).....................         2,749        162,933
Cheniere Energy Partners LP           1,500         22,380
Cheniere Energy, Inc.
  (a)(b).....................         4,628         91,634
Clean Energy Fuels Corp.
  (a)(b).....................         2,022         27,014
Comstock Resources, Inc.
  (a)(b).....................         4,578        184,493
Concho Resources, Inc.
  (a)(b).....................         5,174        132,661
Copano Energy LLC                     4,360        149,068
Crosstex Energy, Inc.                 4,717        160,142
CVR Energy, Inc. (a)(b)......         2,179         50,182
Delek US Holdings, Inc.               1,618         20,500
Delta Petroleum Corp.
  (a)(b).....................         6,686        150,702
Duncan Energy Partners LP             1,600         29,568
Eagle Rock Energy Partners LP
  (a)........................         3,704         53,338
El Paso Pipeline Partners LP          2,600         58,916
Encore Acquisition Co. (b)...         5,158        207,764
Encore Energy Partners LP
  (a)........................         2,904         61,855
Energy Partners, Ltd. (b)....         2,543         24,082
Evergreen Energy, Inc.
  (a)(b).....................         7,626         11,744
EXCO Resources, Inc. (a)(b)..         8,596        159,026
Foundation Coal Holdings,
  Inc. (a)...................         4,582        230,612
Genesis Energy LP                     2,500         46,850
GeoMet, Inc. (a)(b)..........         1,971         13,127
Goodrich Petroleum Corp.
  (a)(b).....................         2,226         66,958
Gulfport Energy Corp.
  (a)(b).....................         2,620         27,772
Hiland Holdings GP LP                   900         20,790
Holly Corp. (a)..............         4,639        201,379
International Coal Group,
  Inc. (a)(b)................        11,396         72,365
Legacy Reserves LP                    1,630         32,535
Magellan Midstream Holdings
  LP                                  2,363         54,136
Mariner Energy, Inc. (b).....         8,164        220,510
Massey Energy Co. (a)........         8,172        298,278
NuStar GP Holdings LLC (a)...         3,892         98,507
OSG America LP                          900         12,375
Pacific Ethanol, Inc.
  (a)(b).....................         3,076         13,534
Parallel Petroleum Corp.
  (a)(b).....................         3,903         76,382
Patriot Coal Corp. (a)(b)....         2,700        126,819
Penn Virginia Corp.                   3,885        171,290
Penn Virginia GP Holdings LP          2,100         56,868
Petrohawk Energy Corp.
  (a)(b).....................        19,059        384,420
Petroleum Development Corp.
  (a)(b).....................         1,413         97,879
Petroquest Energy, Inc.
  (a)(b).....................         4,500         78,030
Regency Energy Partners LP
  (a)........................         3,368         90,060
Rentech, Inc. (a)(b).........        14,325         12,749
Rosetta Resources, Inc.
  (a)(b).....................         4,898         96,344
SemGroup Energy Partners LP           1,460         36,865
St. Mary Land & Exploration
  Co. (a)....................         6,424        247,324
Targa Resources Partners LP           3,164         73,563
Teekay Offshore Partners LP             818         18,937
Uranium Resources Inc.
  (a)(b).....................         5,168         30,956
US BioEnergy Corp. (a)(b)....         3,845         22,686
Venoco, Inc. (a)(b)..........         1,789         20,788
VeraSun Energy Corp. (a)(b)..         4,831         35,508
W&T Offshore, Inc. (a).......         2,622         89,436
Warren Resources, Inc.
  (a)(b).....................         5,708         67,754
Western Refining, Inc. (a)...         2,732         36,800
Williams Pipeline Partners LP
  (b)........................         1,800         31,410
World Fuel Services Corp.
  (a)........................         2,747         77,108
                                              ------------
                                                 6,397,365
                                              ------------
PERSONAL PRODUCTS -- 1.0%
Bare Escentuals, Inc. (b)....         4,778        111,901
Chattem, Inc. (b)............         1,758        116,626
Elizabeth Arden, Inc. (b)....         2,580         51,471
Herbalife, Ltd. (a)..........         5,100        242,250
NBTY, Inc. (b)...............         6,155        184,342
Prestige Brands Holdings,
  Inc. (a)(b)................         3,130         25,603
USANA Health Sciences, Inc.
  (a)(b).....................           760         16,743
                                              ------------
                                                   748,936
                                              ------------
PHARMACEUTICALS -- 1.4%
Akorn, Inc. (a)(b)...........         5,174         24,473
APP Pharmaceuticals, Inc.
  (b)........................         2,600         31,408
Auxilium Pharmaceuticals,
  Inc. (a)(b)................         2,978         79,632
BioForm Medical, Inc.
  (a)(b).....................           941          4,329
Caraco Pharmaceutical
  Laboratories, Ltd. (a)(b)..         1,300         23,335
Jazz Pharmaceuticals, Inc.
  (a)(b).....................         1,030          9,291
Medicis Pharmaceutical Corp.
  (Class A) (a)..............         5,754        113,296
Noven Pharmaceuticals, Inc.
  (a)(b).....................         2,311         20,753
Par Pharmaceutical Cos., Inc.
  (a)(b).....................         3,517         61,161
Perrigo Co. (a)..............         7,900        298,067
Salix Pharmaceuticals, Ltd.
  (a)(b).....................         4,248         26,677
Sciele Pharma, Inc. (a)(b)...         3,460         67,470
Sucampo Pharmaceuticals, Inc.
  (a)(b).....................           862          6,896
The Medicines Co. (a)(b).....         5,357        108,211
Valeant Pharmaceuticals
  International (a)(b).......         8,061        103,423
Viropharma, Inc. (a)(b)......         6,593         58,941
Xenoport, Inc. (a)(b)........         2,258         91,381
                                              ------------
                                                 1,128,744
                                              ------------
REAL ESTATE INVESTMENT TRUSTS -- 1.5%
Alexander's, Inc. (a)(b).....           209         74,091
Anworth Mortgage Asset Corp.
  (a)........................         7,596         46,564
BioMed Realty Trust, Inc.
  (a)........................         6,669        159,322
Corporate Office Properties
  Trust (a)..................         4,821        162,034
Digital Realty Trust, Inc.
  (a)........................         5,990        212,645
DuPont Fabros Technology,
  Inc. (a)...................         3,700         61,013
First Potomac Realty Trust
  (a)........................         2,144         32,953
Maguire Properties, Inc.
  (a)........................         3,474         49,713
Tanger Factory Outlet
  Centers, Inc.                       3,200        123,104
Taubman Centers, Inc. (a)....         5,274        274,775
                                              ------------
                                                 1,196,214
                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.8%
Jones Lang LaSalle, Inc.
  (a)........................         3,171        245,245
Meruelo Maddux Properties,
  Inc. (a)(b)................         4,194         10,653
The St. Joe Co. (a)..........         9,134        392,123
                                              ------------
                                                   648,021
                                              ------------
ROAD & RAIL -- 0.8%
Genesee & Wyoming, Inc.
  (Class A) (a)(b)...........         3,025        104,060
Heartland Express, Inc. (a)..         5,714         81,482

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
Knight Transportation, Inc.
  (a)........................         5,354   $     88,127
Landstar Systems, Inc. (a)...         5,435        283,489
Old Dominion Freight Line,
  Inc. (a)(b)................         3,152        100,328
                                              ------------
                                                   657,486
                                              ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 5.3%
Advanced Analogic
  Technologies, Inc. (b).....         3,884         21,828
Advanced Energy Industries,
  Inc. (a)(b)................         3,740         49,592
Amkor Technology, Inc.
  (a)(b).....................        10,782        115,367
Anadigics, Inc. (a)(b).......         5,557         36,454
Applied Micro Circuits Corp
  (a)(b).....................         6,657         47,797
Atheros Communications, Inc.
  (a)(b).....................         5,778        120,414
Atmel Corp. (a)(b)...........        42,677        148,516
ATMI, Inc. (a)(b)............         3,505         97,544
Axcelis Technologies, Inc.
  (a)(b).....................        10,060         56,336
Brooks Automation, Inc.
  (a)(b).....................         6,497         63,151
Cabot Microelectronics Corp.
  (a)(b).....................         2,433         78,221
Cavium Networks, Inc.
  (a)(b).....................         1,934         31,718
Cirrus Logic, Inc. (a)(b)....         7,652         51,421
Cohu, Inc. (a)...............         2,082         33,832
Conexant Systems, Inc.
  (a)(b).....................        46,269         26,831
Cree, Inc. (a)(b)............         7,860        219,766
Cymer, Inc. (a)(b)...........         2,907         75,698
Diodes, Inc. (a)(b)..........         2,875         63,135
DSP Group, Inc. (a)(b).......         3,199         40,755
EMCORE Corp. (b).............         6,700         38,592
Entropic Communications, Inc.
  (b)........................         1,000          3,890
FEI Co. (a)(b)...............         3,793         82,801
Formfactor, Inc. (a)(b)......         5,039         96,245
Hittite Microwave Corp.
  (a)(b).....................         1,567         58,637
Integrated Device Technology,
  Inc. (a)(b)................        18,132        161,919
Kulicke & Soffa Industries,
  Inc. (a)(b)................         5,121         24,478
Lattice Semiconductor Corp.
  (a)(b).....................        11,420         32,433
Mattson Technology, Inc.
  (a)(b).....................         4,666         28,416
Micrel, Inc. (a).............         5,093         47,212
Microsemi Corp. (a)(b).......         7,092        161,698
MKS Instruments, Inc.
  (a)(b).....................         4,880        104,432
Monolithic Power Systems,
  Inc. (b)...................         2,166         38,187
Netlogic Microsystems, Inc.
  (a)(b).....................         1,633         39,421
OmniVision Technologies, Inc.
  (a)(b).....................         5,612         94,394
ON Semiconductor Corp.
  (a)(b).....................        37,403        212,449
PMC-Sierra, Inc. (a)(b)......        22,293        127,070
Power Integrations, Inc.
  (b)........................         3,100         90,706
Rambus, Inc. (a)(b)..........        10,040        234,032
RF Micro Devices, Inc.
  (a)(b).....................        27,649         73,546
Rubicon Technology, Inc.
  (b)........................           800         23,184
Semtech Corp. (a)(b).........         6,134         87,900
Sigma Designs, Inc. (a)(b)...         3,076         69,733
Silicon Image, Inc. (a)(b)...         7,784         38,998
Silicon Laboratories, Inc.
  (a)(b).....................         5,193        163,787
Silicon Storage Technology,
  Inc. (a)(b)................         8,084         21,180
Sirf Technology Holdings,
  Inc. (a)(b)................         4,943         25,160
Skyworks Solutions, Inc.
  (a)(b).....................        16,607        120,899
Spansion, Inc. (a)(b)........        10,846         29,827
Teradyne, Inc. (b)...........        17,700        219,834
Tessera Technologies, Inc.
  (a)(b).....................         4,439         92,331
Trident Microsystems, Inc.
  (a)(b).....................         6,050         31,158
Ultratech, Inc. (a)(b).......         1,942         18,663
Zoran Corp. (b)..............         4,851         66,265
                                              ------------
                                                 4,137,853
                                              ------------
SOFTWARE -- 5.8%
ACI Worldwide, Inc. (a)(b)...         3,575         71,214
Advent Software, Inc.
  (a)(b).....................         1,871         79,742
Ansoft Corp. (a)(b)..........         1,297         39,584
Ansys, Inc. (a)(b)...........         7,826        270,154
Blackbaud, Inc. (a)..........         4,505        109,381
Blackboard, Inc. (a)(b)......         2,560         85,325
BladeLogic, Inc. (b).........         1,570         44,038
Commvault Systems, Inc. (b)..         3,580         44,392
Concur Technologies, Inc.
  (a)(b).....................         4,491        139,446
Deltek, Inc. (a)(b)..........           867         11,254
Epicor Software Corp.
  (a)(b).....................         4,973         55,698
eSpeed, Inc. (a)(b)..........         2,580         30,083
Factset Research Systems,
  Inc. (a)...................         4,526        243,816
Fair Isaac Corp. (a).........         5,018        107,987
FalconStor Software, Inc.
  (a)(b).....................         2,648         20,151
i2 Technologies, Inc.
  (a)(b).....................         1,232         13,872
Informatica Corp. (a)(b).....         8,855        151,066
Jack Henry & Associates, Inc.
  (a)........................         8,227        202,960
JDA Software Group, Inc.
  (b)........................         2,728         49,786
Lawson Software, Inc. (b)....        13,994        105,375
Macrovision Corp. (b)........         5,164         69,714
Magma Design Automation, Inc.
  (a)(b).....................         3,694         35,352
Manhattan Associates, Inc.
  (a)(b).....................         2,430         55,720
Mentor Graphics Corp.
  (a)(b).....................         9,290         82,031
MICROS Systems, Inc. (a)(b)..         8,312        279,782
MicroStrategy, Inc. (a)(b)...           890         65,851
Midway Games, Inc. (b).......         1,006          2,716
Monotype Imaging Holdings,
  Inc. (a)(b)................         1,662         25,113
MSC Software Corp. (a)(b)....         4,300         55,857
NetSuite, Inc. (b)...........           700         15,078
Nuance Communications, Inc.
  (b)........................        17,564        305,789
Parametric Technology Corp.
  (a)(b).....................        11,583        185,096
Progress Software Corp.
  (a)(b).....................         4,259        127,429
Quality Systems, Inc. (a)....         1,603         47,882
Quest Software, Inc. (a)(b)..         5,301         69,284
Radiant Systems, Inc.
  (a)(b).....................         2,600         36,322
Secure Computing Corp.
  (a)(b).....................         6,100         39,345
Solera Holdings, Inc. (b)....         5,526        134,613
Sonic Solutions, Inc.
  (a)(b).....................         2,311         22,301
SPSS, Inc. (b)...............         1,850         71,743
SuccessFactors, Inc. (a)(b)..           790          7,710
Symyx Technologies, Inc.
  (a)(b).....................         3,157         23,678
Synchronoss Technologies,
  Inc. (a)(b)................         1,839         36,835
Take-Two Interactive
  Software, Inc. (a)(b)......         7,532        192,217
Taleo Corp. (a)(b)...........         2,228         43,223
THQ, Inc. (a)(b).............         6,813        148,523
TIBCO Software, Inc. (a)(b)..        19,472        139,030
TiVo, Inc. (a)(b)............        10,225         89,571
Tyler Technologies, Inc.
  (b)........................         3,637         50,845
Ultimate Software Group, Inc.
  (a)(b).....................         2,360         70,942

SPDR DJ WILSHIRE SMALL CAP GROWTH ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
Vasco Data Security
  International (a)(b).......         2,482   $     33,954
Wind River Systems, Inc.
  (a)(b).....................         7,769         60,132
                                              ------------
                                                 4,499,002
                                              ------------
SPECIALTY RETAIL -- 2.8%
Aaron Rents, Inc. (Class B)
  (a)........................         5,017        108,066
AC Moore Arts & Crafts, Inc.
  (a)(b).....................         1,820         12,412
Aeropostale, Inc. (a)(b).....         6,827        185,080
AnnTaylor Stores Corp. (b)...         6,337        153,229
Bebe Stores, Inc. (a)........         2,790         29,993
Big 5 Sporting Goods Corp.
  (a)........................         1,885         16,531
Build-A-Bear Workshop, Inc.
  (a)(b).....................         1,366         12,417
Cabela's, Inc. (a)(b)........         4,645         65,773
Charlotte Russe Holding, Inc.
  (b)........................         2,613         45,309
Charming Shoppes, Inc.
  (a)(b).....................        11,902         57,487
Chico's FAS, Inc. (a)(b).....        18,000        127,980
Christopher & Banks Corp.
  (a)........................         3,340         33,367
Coldwater Creek, Inc.
  (a)(b).....................         5,459         27,568
Conn's, Inc. (a)(b)..........         1,072         17,484
Dick's Sporting Goods, Inc.
  (a)(b).....................         8,512        227,951
Dress Barn, Inc. (a)(b)......         4,357         56,380
DSW, Inc. (Class A) (a)(b)...         1,316         17,042
Genesco, Inc. (a)(b).........         2,151         49,710
Gymboree Corp. (a)(b)........         2,889        115,213
hhgregg, Inc. (a)(b).........         1,800         20,250
Hibbett Sports, Inc. (a)(b)..         2,864         44,220
Hot Topic, Inc. (a)(b).......         3,917         16,882
J. Crew Group, Inc. (a)(b)...         4,387        193,774
Jos. A. Bank Clothiers, Inc.
  (a)(b).....................         1,606         32,923
Mens Wearhouse, Inc. (a).....         4,714        109,695
New York & Co., Inc. (a)(b)..         2,353         13,506
Pacific Sunwear of
  California, Inc. (a)(b)....         7,230         91,170
Select Comfort Corp. (a)(b)..         4,516         16,258
Stein Mart, Inc. (a).........         2,441         13,718
The Children's Place Retail
  Stores, Inc. (a)(b)........         2,155         52,927
Tractor Supply Co. (a)(b)....         3,414        134,921
Tween Brands, Inc. (a)(b)....         2,409         59,599
Ulta Salon Cosmetics &
  Fragrance, Inc. (a)(b).....           777         10,909
West Marine, Inc. (a)(b).....         1,235          8,608
Zumiez, Inc. (a)(b)..........         1,708         26,799
                                              ------------
                                                 2,205,151
                                              ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
American Apparel, Inc.
  (a)(b).....................         1,696         16,027
Carter's, Inc. (a)(b)........         4,877         78,764
Deckers Outdoor Corp.
  (a)(b).....................         1,272        137,147
Fossil, Inc. (a)(b)..........         5,071        154,868
Iconix Brand Group, Inc.
  (b)........................         5,850        101,497
K-Swiss, Inc. (Class A) (a)..         2,362         37,367
Maidenform Brands, Inc.
  (a)(b).....................         1,866         30,360
Quiksilver, Inc. (a)(b)......        12,752        125,097
Steven Madden, Ltd. (b)......         1,890         32,376
The Timberland Co. (Class A)
  (a)(b).....................         4,858         66,700
True Religion Apparel, Inc.
  (a)(b).....................         1,700         31,535
Under Armour, Inc. (Class A)
  (a)(b).....................         3,416        125,026
Volcom, Inc. (a)(b)..........         1,353         27,344
Warnaco Group, Inc. (a)(b)...         4,733        186,670
                                              ------------
                                                 1,150,778
                                              ------------
THRIFTS & MORTGAGE FINANCE -- 0.2%
NewAlliance Bancshares, Inc.
  (a)........................        10,196        125,003
Ocwen Financial Corp.
  (a)(b).....................         3,219         14,292
Oritani Financial Corp. (b)..         1,070         16,232
                                              ------------
                                                   155,527
                                              ------------
TRADING COMPANIES & DISTRIBUTORS -- 0.7%
Beacon Roofing Supply, Inc.
  (a)(b).....................         3,917         39,170
H&E Equipment Services, Inc.
  (a)(b).....................         1,880         23,632
Interline Brands, Inc.
  (a)(b).....................         2,872         53,276
MSC Industrial Direct Co.,
  Inc. (Class A) (a).........         4,629        195,575
Rush Enterprises, Inc.
  (a)(b).....................         3,254         51,543
Wesco International, Inc.
  (b)........................         4,502        164,278
                                              ------------
                                                   527,474
                                              ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.6%
Centennial Communications
  Corp. (a)(b)...............         5,931         35,052
FiberTower Corp. (a)(b)......         8,211         14,451
ICO Global Communications
  Holdings, Ltd. (a)(b)......         9,705         29,988
iPCS, Inc.                            1,113         25,989
SBA Communications Corp.
  (a)(b).....................        10,043        299,583
Syniverse Holdings, Inc.
  (a)(b).....................         3,028         50,447
TerreStar Corp. (b)..........         5,658         27,611
Virgin Mobile USA, Inc.
  (Class A) (b)..............         2,573          5,223
                                              ------------
                                                   488,344
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $95,299,767).........                   77,696,685
                                              ------------
RIGHTS -- 0.0%  (c)
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.0% (c)
FX Real Estate and
  Entertainment, Inc. (Cost
  $0) (expiring 4/11/08)
  (a)(b).....................           454             36
                                              ------------
WARRANTS -- 0.0%
COMMUNICATIONS EQUIPMENT -- 0.0%
Pegasus Wireless Corp.(b)
  (Cost $0)..................           569              0
                                              ------------
SHORT TERM INVESTMENTS -- 38.1%
MONEY MARKET FUNDS -- 38.1%
STIC Prime Portfolio
  (Cost $167,459)............       167,459        167,459
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $29,453,863) (d)(e)..    29,453,863     29,453,863
                                              ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $29,621,322).........                   29,621,322
                                              ------------
TOTAL INVESTMENTS -- 138.0%
  (Cost $124,921,089)........                  107,318,043
OTHER ASSETS AND
  LIABILITIES -- (38.0)%                       (29,542,847)
                                              ------------
NET ASSETS -- 100.0%                          $ 77,775,196
                                              ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Amount shown represents less than 0.05% of net assets.
(d) Investments of cash collateral for securities loaned.
(e) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.8%
AEROSPACE & DEFENSE -- 1.2%
Cubic Corp. (a).............           1,784   $     50,719
Curtiss-Wright Corp. (a)....           4,913        203,791
DRS Technologies, Inc. (a)..           4,590        267,505
Esterline Technologies Corp.
  (b).......................           3,249        163,652
GenCorp, Inc. (a)(b)........           5,858         60,279
Heico Corp. (a).............           2,345         91,994
Ladish Co., Inc. (a)(b).....           1,647         59,292
Triumph Group, Inc. (a).....           1,819        103,556
                                               ------------
                                                  1,000,788
                                               ------------
AIR FREIGHT & LOGISTICS -- 0.2%
Atlas Air Worldwide
  Holdings, Inc. (a)(b).....           1,740         95,700
Pacer International, Inc.
  (a).......................           3,868         63,551
                                               ------------
                                                    159,251
                                               ------------
AIRLINES -- 0.1%
Alaska Air Group, Inc.
  (a)(b)....................           4,318         84,719
                                               ------------
AUTO COMPONENTS -- 1.1%
Aftermarket Technology Corp.
  (a)(b)....................           2,417         46,987
American Axle &
  Manufacturing Holdings,
  Inc. (a)..................           5,080        104,140
ArvinMeritor, Inc. (a)......           7,985         99,892
Cooper Tire & Rubber Co.
  (a).......................           6,590         98,652
Dana Holding Corp. (a)(b)...           7,800         78,000
Lear Corp. (b)..............           7,140        184,997
Modine Manufacturing Co.
  (a).......................           3,263         47,281
Sauer-Danfoss, Inc. (a).....           1,256         27,808
Superior Industries
  International, Inc. (a)...           2,374         49,261
TRW Automotive Holdings
  Corp. (b).................           5,852        136,761
Visteon Corp. (a)(b)........          14,193         53,366
                                               ------------
                                                    927,145
                                               ------------
AUTOMOBILES -- 0.1%
Monaco Coach Corp. (a)......           3,072         29,123
Winnebago Industries, Inc.
  (a).......................           3,300         55,770
                                               ------------
                                                     84,893
                                               ------------
BEVERAGES -- 0.2%
PepsiAmericas, Inc. (a).....           7,152        182,591
                                               ------------
BUILDING PRODUCTS -- 0.9%
American Woodmark Corp. ....           1,057         21,732
Ameron International Corp.
  (a).......................             981         91,753
Apogee Enterprises, Inc.
  (a).......................           3,153         48,556
Armstrong World Industries,
  Inc. (a)..................           1,986         70,821
Gibraltar Industries, Inc.
  (a).......................           3,110         36,480
Lennox International, Inc.
  (a).......................           6,696        240,855
NCI Building Systems, Inc.
  (a)(b)....................           2,222         53,772
Owens Corning, Inc. (a)(b)..           9,792        177,529
Universal Forest Products,
  Inc. (a)..................           2,137         68,812
                                               ------------
                                                    810,310
                                               ------------
CAPITAL MARKETS -- 1.8%
Cohen & Steers, Inc. (a)....           1,837         48,662
FBR Capital Markets Corp.
  (b).......................           3,416         23,058
FCStone Group, Inc. (a)(b)..           2,430         67,311
GAMCO Investors, Inc. (a)...             707         35,604
Investment Technology Group,
  Inc. (a)(b)...............           4,767        220,140
Jefferies Group, Inc. (a)...          12,025        193,963
LaBranche & Co., Inc.
  (a)(b)....................           6,405         27,862
MF Global, Ltd. (a)(b)......          10,771        106,741
Piper Jaffray Cos., Inc.
  (a)(b)....................           1,967         66,799
Pzena Investment Management,
  Inc. (Class A) (a)........             700          7,924
Raymond James Financial,
  Inc. (a)..................          10,849        249,310
Stifel Financial Corp. (b)..           1,455         65,329
SWS Group, Inc. (a).........           3,094         37,840
Thomas Weisel Partners
  Group, Inc. (a)(b)........           2,596         17,186
W.P. Carey & Co. LLC........           3,092         92,667
W.P. Stewart & Co., Ltd.
  (a).......................           2,482          4,815
Waddell & Reed Financial,
  Inc. (Class A) (a)........           9,298        298,745
                                               ------------
                                                  1,563,956
                                               ------------
CHEMICALS -- 3.4%
A. Schulman, Inc. (a).......           2,746         56,375
Arch Chemicals, Inc. (a)....           2,679         99,819
Cabot Corp. (a).............           5,588        156,464
Chemtura Corp. (a)..........          26,707        196,029
Cytec Industries, Inc. .....           4,651        250,456
Ferro Corp. (a).............           4,856         72,160
Georgia Gulf Corp. (a)......           3,460         23,978
H.B. Fuller Co. (a).........           6,421        131,053
Hercules, Inc. (a)..........          12,904        236,014
Koppers Holdings, Inc. (a)..           1,741         77,144
Kronos Worldwide, Inc. (a)..             363          8,766
Minerals Technologies, Inc.
  (a).......................           2,155        135,334
NewMarket Corp. (a).........           1,599        120,645
NL Industries, Inc. (a).....             802          8,758
Olin Corp. (a)..............           7,221        142,687
OM Group, Inc. (a)(b).......           3,350        182,709
RPM International, Inc.
  (a).......................          13,503        282,753
Sensient Technologies Corp.
  (a).......................           5,233        154,321
Spartech Corp. (a)..........           3,469         29,313
Terra Nitrogen Co. LP (a)...             767         85,559
Tronox, Inc. (a)............           4,593         18,326
Valhi, Inc. (a).............           1,245         29,121
Valspar Corp. (a)...........          10,367        205,681
W.R. Grace & Co. (a)(b).....           6,469        147,623
Westlake Chemical Corp.
  (a).......................           2,071         27,027
Zep, Inc. ..................           2,300         37,306
                                               ------------
                                                  2,915,421
                                               ------------
COMMERCIAL BANKS -- 9.8%
1st Source Corp. (a)........           1,535         32,312
AMCORE Financial, Inc. (a)..           2,299         46,785
Bancfirst Corp. (a).........             801         36,670
BancorpSouth, Inc. (a)......           8,565        198,365
Bank of Hawaii Corp. (a)....           5,397        267,475
Banner Corp. (a)............           1,640         37,786
BOK Financial Corp. ........           2,462        128,590
Capital City Bank Group,
  Inc. (a)..................           1,421         41,209
Capitol Bancorp, Ltd. (a)...           1,712         36,192
Cathay General Bancorp (a)..           5,509        114,202
Central Pacific Financial
  Corp. (a).................           3,193         60,188
Chemical Financial Corp.
  (a).......................           2,448         58,360
Citizens Republic Bancorp,
  Inc. (a)..................           8,396        104,362
City Bank (a)...............           1,556         34,652
City Holding Co. (a)........           1,863         74,334
Columbia Banking System,
  Inc. (a)..................           1,975         44,201
Community Bank System, Inc.
  (a).......................           3,295         80,925

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Community Trust Bancorp,
  Inc. (a)..................           1,516   $     44,419
Cullen/Frost Bankers, Inc.
  (a).......................           6,496        344,548
CVB Financial Corp. (a).....           7,406         77,096
F N B Corp. (a).............           6,709        104,728
First Bancorp- North
  Carolina (a)..............           1,608         32,047
First BanCorp- Puerto Rico
  (a).......................           8,603         87,407
First Charter Corp. (a).....           3,895        104,035
First Citizens Bancshares,
  Inc. (Class A)............             628         87,512
First Commonwealth Financial
  Corp. (a).................           7,484         86,740
First Community Bancorp,
  Inc. (a)..................           2,885         77,462
First Financial Bancorp
  (a).......................           4,171         56,100
First Financial Bankshares,
  Inc. (a)..................           1,964         80,485
First Financial Corp. (a)...           1,167         35,920
First Horizon National Corp.
  (a).......................          13,900        194,739
First Merchants Corp. (a)...           1,954         55,767
First Midwest Bancorp, Inc.
  (a).......................           5,382        149,458
First State Bancorp (a).....           2,243         30,034
FirstMerit Corp. (a)........           8,340        172,304
Frontier Financial Corp.
  (a).......................           5,190         91,759
Fulton Financial Corp. (a)..          19,222        236,238
Glacier Bancorp, Inc. (a)...           5,784        110,879
Great Southern Bancorp, Inc.
  (a).......................           1,040         16,234
Hancock Holding Co. (a).....           2,969        124,757
Harleysville National Corp.
  (a).......................           3,778         54,479
IBERIABANK Corp. (a)........           1,310         57,968
Independent Bank Corp.-
  Massachusetts (a).........           1,790         52,895
Independent Bank Corp.-
  Michigan (a)..............           2,426         25,182
Integra Bank Corp. (a)......           2,320         37,584
International Bancshares
  Corp. (a).................           5,990        135,254
Irwin Financial Corp. (a)...           2,649         14,066
MB Financial, Inc. (a)......           3,951        121,612
Midwest Banc Holdings, Inc.
  (a).......................           2,616         33,433
National Penn Bancshares,
  Inc. (a)..................           8,871        161,364
NBT Bancorp, Inc. (a).......           3,581         79,498
Northfield Bancorp, Inc.
  (b).......................           2,223         22,786
Old National Bancorp (a)....           7,353        132,354
Old Second Bancorp, Inc.
  (a).......................           1,256         33,359
Omega Financial Corp. (a)...           1,345         41,964
Oriental Financial Group....           2,495         49,176
Pacific Capital Bancorp
  (a).......................           5,136        110,424
Park National Corp. (a).....           1,265         89,625
Prosperity Bancshares, Inc.
  (a).......................           4,834        138,542
Provident Bankshares Corp.
  (a).......................           3,610         38,771
Republic Bancorp, Inc.-
  Kentucky (a)..............           1,073         20,258
S&T Bancorp, Inc. (a).......           2,668         85,830
S.Y. Bancorp, Inc. (a)......           1,410         32,768
Sandy Spring Bancorp, Inc.
  (a).......................           1,794         49,371
Santander Bancorp...........             631          6,379
Seacoast Banking Corp. of
  Florida (a)...............           1,670         18,287
Simmons First National Corp.
  (a).......................           1,414         42,038
South Financial Group, Inc.
  (a).......................           8,123        120,708
Sterling Bancorp (a)........           1,951         30,299
Sterling Bancshares, Inc.
  (a).......................           8,100         80,514
Sterling Financial
  Corp. -- Pennsylvania
  (b).......................           2,939         51,286
Sterling Financial
  Corp. -- Washington (a)...           5,705         89,055
Suffolk Bancorp (a).........           1,068         33,834
Sun Bancorp, Inc. (a)(b)....           2,078         27,367
Susquehanna Bancshares, Inc.
  (a).......................           9,844        200,522
SVB Financial Group (a)(b)..           3,658        159,635
The Colonial BancGroup,
  Inc. .....................          17,500        168,525
Tompkins Trustco, Inc. (a)..             778         38,278
TowneBank...................           2,708         40,539
Trico Bancshares (a)........           1,649         28,544
Trustmark Corp. (a).........           5,574        124,189
UMB Financial Corp. (a).....           3,460        142,552
Umpqua Holdings Corp. (a)...           6,624        102,738
United Bankshares, Inc.
  (a).......................           4,776        127,280
United Community Banks, Inc.
  (a).......................           5,300         89,994
Valley National Bancorp
  (a).......................          13,400        257,414
W Holding Co., Inc. (a).....          14,405         17,142
Washington Trust Bancorp,
  Inc. (a)..................           1,332         33,060
Webster Financial Corp.
  (a).......................           5,847        162,956
WesBanco, Inc. (a)..........           2,620         64,740
West Coast Bancorp (a)......           1,712         24,978
Westamerica Bancorp (a).....           3,320        174,632
Whitney Holding Corp. (a)...           7,545        187,041
Wilmington Trust Corp. (a)..           7,550        234,805
Wintrust Financial Corp.
  (a).......................           2,610         91,220
                                               ------------
                                                  8,386,390
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 1.9%
ABM Industries, Inc. (a)....           5,004        112,290
Bowne & Co., Inc. (a).......           2,955         45,064
CDI Corp. (a)...............           1,430         35,821
Comfort Systems USA, Inc.
  (a).......................           4,500         58,545
Consolidated Graphics, Inc.
  (a)(b)....................           1,237         69,334
Courier Corp. (a)...........           1,245         31,063
Deluxe Corp. (a)............           5,675        109,017
Duff & Phelps Corp. (Class
  A) (a)(b).................             967         17,396
Ennis, Inc. (a).............           2,860         47,991
G & K Services, Inc. (Class
  A) (a)....................           2,264         80,621
Heidrick & Struggles
  International, Inc. (a)...           1,985         64,572
HNI Corp. (a)...............           4,156        111,755
IKON Office Solutions, Inc.
  (a).......................           7,293         55,427
Kelly Services, Inc. (Class
  A)........................           2,707         55,656
Kimball International, Inc.
  (Class B) (a).............           2,884         30,916
McGrath Rentcorp (a)........           2,514         60,613
PHH Corp. (a)(b)............           6,036        105,207
School Specialty, Inc.
  (a)(b)....................           1,984         62,575
United Stationers, Inc.
  (a)(b)....................           2,774        132,320
Viad Corp. (a)..............           2,154         77,566
Volt Information Sciences,
  Inc. (a)(b)...............           1,645         27,899
Watson Wyatt Worldwide, Inc.
  (Class A) (a).............           4,710        267,292
                                               ------------
                                                  1,658,940
                                               ------------
COMMUNICATIONS EQUIPMENT -- 0.6%
Bel Fuse, Inc. (Class B)
  (a).......................           1,253         34,909
Black Box Corp. (a).........           1,965         60,620
CommScope, Inc. (a)(b)......           7,300        254,259
Dycom Industries, Inc.
  (a)(b)....................           4,523         54,321
Loral Space &
  Communications, Ltd. (b)..           1,400         33,376

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Mastec, Inc. (b)............           5,189   $     42,602
Powerwave Technologies, Inc.
  (a)(b)....................          14,500         36,975
                                               ------------
                                                    517,062
                                               ------------
COMPUTERS & PERIPHERALS -- 0.8%
Adaptec, Inc. (a)(b)........          11,407         33,537
Diebold, Inc. (a)...........           7,300        274,115
Electronics for Imaging,
  Inc. (a)(b)...............           6,371         95,055
Emulex Corp. (a)(b).........           9,223        149,781
Hutchinson Technology, Inc.
  (a)(b)....................           2,947         46,887
Imation Corp. (a)...........           3,671         83,479
                                               ------------
                                                    682,854
                                               ------------
CONSTRUCTION & ENGINEERING -- 0.4%
EMCOR Group, Inc. (b).......           7,053        156,647
Granite Construction, Inc.
  (a).......................           3,843        125,705
Insituform Technologies,
  Inc. (a)(b)...............           3,005         41,559
                                               ------------
                                                    323,911
                                               ------------
CONSTRUCTION MATERIALS -- 0.2%
Texas Industries, Inc. (a)..           3,008        180,811
                                               ------------
CONSUMER FINANCE -- 0.2%
Advance America Cash Advance
  Centers, Inc. (a).........           6,862         51,808
Advanta Corp. (Class B)
  (a).......................           4,121         28,971
Dollar Financial Corp.
  (a)(b)....................           2,600         59,800
The Student Loan Corp. (a)..             400         39,560
                                               ------------
                                                    180,139
                                               ------------
CONTAINERS & PACKAGING -- 1.6%
Aptargroup, Inc. (a)........           7,074        275,391
Boise, Inc. (a)(b)..........           3,200         20,480
Greif, Inc. (Class A) (a)...           3,400        230,962
Packaging Corp. of America..          10,296        229,910
Rock-Tenn Co. ..............           4,195        125,724
Silgan Holdings, Inc. (a)...           2,800        138,964
Smurfit-Stone Container
  Corp. (a)(b)..............          28,156        216,801
Temple-Inland, Inc. (a).....          10,900        138,648
                                               ------------
                                                  1,376,880
                                               ------------
DISTRIBUTORS -- 0.0% (c)
Audiovox Corp. (Class A)
  (a)(b)....................           2,057         21,969
                                               ------------
DIVERSIFIED CONSUMER SERVICES -- 0.6%
Regis Corp. (a).............           4,764        130,963
Service Corp. International
  (a).......................          30,973        314,066
Stewart Enterprises, Inc.
  (Class A) (a).............          10,617         68,161
                                               ------------
                                                    513,190
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 0.5%
Financial Federal Corp.
  (a).......................           2,840         61,940
Interactive Brokers Group,
  Inc. (Class A) (a)(b).....           4,446        114,129
KKR Financial Holdings LLC
  (a).......................          12,802        162,073
MSCI, Inc. (Class A)
  (a)(b)....................           1,546         45,994
Pico Holdings, Inc. (a)(b)..           1,838         55,563
Resource America, Inc. (a)..           1,707         16,131
                                               ------------
                                                    455,830
                                               ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 0.4%
Alaska Communications
  Systems Group, Inc. (a)...           4,737         57,981
Atlantic Tele-Network, Inc.
  (a).......................           1,100         37,213
Consolidated Communications
  Holdings, Inc. (a)........           2,598         39,308
Fairpoint Communications,
  Inc. (a)..................           9,135         82,398
IDT Corp. (Class B) (a).....           6,647         25,724
Iowa Telecommunications
  Services, Inc. (a)........           3,510         62,232
SureWest Communications
  (a).......................           1,422         21,984
                                               ------------
                                                    326,840
                                               ------------
ELECTRIC UTILITIES -- 2.2%
ALLETE, Inc. (a)............           2,766        106,823
Brookfield Infrastructure
  Partners LP (a)...........           2,600         44,070
Cleco Corp. (a).............           6,615        146,721
El Paso Electric Co.
  (a)(b)....................           5,070        108,346
Empire District Electric
  Co. ......................           3,754         76,018
Great Plains Energy, Inc.
  (a).......................           9,526        234,816
Hawaiian Electric
  Industries, Inc. (a)......           9,021        215,331
IDACORP, Inc. (a)...........           5,011        160,903
MGE Energy, Inc. (a)........           2,423         82,527
Otter Tail Corp. (a)........           2,853        100,968
Portland General Electric
  Co. ......................           6,973        157,241
UIL Holdings Corp. (a)......           2,521         75,958
Unisource Energy Corp. (a)..           3,910         87,037
Westar Energy, Inc. (a).....          11,144        253,749
                                               ------------
                                                  1,850,508
                                               ------------
ELECTRICAL EQUIPMENT -- 1.6%
A.O. Smith Corp. (a)........           2,282         75,009
Baldor Electric Co. (a).....           4,631        129,668
Belden CDT, Inc. (a)........           4,994        176,388
Brady Corp. (a).............           5,373        179,619
GrafTech International, Ltd.
  (a)(b)....................          11,584        187,777
Regal-Beloit Corp. (a)......           3,498        128,132
Superior Essex, Inc.
  (a)(b)....................           2,298         64,620
Thomas & Betts Corp.
  (a)(b)....................           6,454        234,732
Vicor Corp. (a).............           2,000         23,880
Woodward Governor Co. (a)...           6,432        171,863
                                               ------------
                                                  1,371,688
                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.5%
Agilysys, Inc. (a)..........           2,609         30,264
Anixter International, Inc.
  (a)(b)....................           3,600        230,544
AVX Corp. (a)...............           5,709         73,132
Checkpoint Systems, Inc.
  (a)(b)....................           4,389        117,845
KEMET Corp. (a)(b)..........           9,275         37,471
Littelfuse, Inc. (a)(b).....           2,491         87,110
Methode Electronics, Inc.
  (Class A).................           4,138         48,373
MTS Systems Corp. ..........           2,000         64,520
Park Electrochemical Corp.
  (a).......................           2,010         51,959
SYNNEX Corp. (a)(b).........           1,826         38,748
Tech Data Corp. (a)(b)......           6,054        198,571
Technitrol, Inc. (a)........           4,459        103,137
Vishay Intertechnology, Inc.
  (b).......................          18,940        171,596
                                               ------------
                                                  1,253,270
                                               ------------
ENERGY EQUIPMENT & SERVICES -- 1.4%
Bristow Group, Inc. (a)(b)..           2,508        134,604
Gulfmark Offshore, Inc.
  (a)(b)....................           2,170        118,742
Lufkin Industries, Inc.
  (a).......................           1,681        107,282
SEACOR Holdings, Inc.
  (a)(b)....................           2,609        222,704

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Tidewater, Inc. ............           5,850   $    322,394
Unit Corp. (b)..............           5,100        288,915
                                               ------------
                                                  1,194,641
                                               ------------
FOOD & STAPLES RETAILING -- 1.3%
BJ'S Wholesale Club, Inc.
  (a)(b)....................           7,252        258,824
Casey's General Stores,
  Inc. .....................           5,648        127,645
Great Atlantic & Pacific Tea
  Co. (a)(b)................           3,848        100,895
Ingles Markets, Inc. (a)....           1,314         32,311
Longs Drug Stores Corp. ....           3,653        155,106
Nash Finch Co. (a)..........           1,521         51,684
Performance Food Group Co.
  (a)(b)....................           3,675        120,099
Ruddick Corp. (a)...........           4,633        170,772
The Andersons, Inc. (a).....           2,000         89,220
Weis Markets, Inc. (a)......           1,247         42,984
                                               ------------
                                                  1,149,540
                                               ------------
FOOD PRODUCTS -- 2.3%
Alico, Inc. (a).............             393         17,351
B&G Foods, Inc. (a).........           4,100         45,100
Chiquita Brands
  International, Inc.
  (a)(b)....................           4,668        107,877
Corn Products International,
  Inc. (a)..................           8,182        303,879
Del Monte Foods Co. (a).....          22,124        210,842
Farmer Brothers Co. (a).....             719         16,638
Fresh Del Monte Produce,
  Inc. (a)(b)...............           5,016        182,582
Hain Celestial Group, Inc.
  (a)(b)....................           4,409        130,065
Lancaster Colony Corp. (a)..           2,359         94,266
Lance, Inc. (a).............           3,409         66,816
Pilgrim's Pride Corp. (a)...           4,559         92,229
Ralcorp Holdings, Inc.
  (a)(b)....................           2,844        165,379
Reddy Ice Holdings, Inc.
  (a).......................           2,391         31,155
Sanderson Farms, Inc. (a)...           1,971         74,918
The J.M. Smucker Co. .......           6,297        318,691
Tootsie Roll Industries,
  Inc. (a)..................           2,502         63,040
TreeHouse Foods, Inc.
  (a)(b)....................           3,494         79,873
                                               ------------
                                                  2,000,701
                                               ------------
GAS UTILITIES -- 3.0%
AGL Resources, Inc. (a).....           8,601        295,186
Amerigas Partners LP........           3,577        107,847
Atmos Energy Corp. (a)......           9,819        250,384
Ferrellgas Partners LP......           4,322         91,151
Laclede Group, Inc. (a).....           2,240         79,811
New Jersey Resources Corp.
  (a).......................           4,611        143,172
Nicor, Inc. (a).............           4,952        165,942
Northwest Natural Gas Co.
  (a).......................           2,972        129,104
Piedmont Natural Gas Co.,
  Inc. (a)..................           7,881        206,955
South Jersey Industries,
  Inc. (a)..................           3,209        112,668
Southern Union Co. (a)......          11,151        259,484
Southwest Gas Corp. (a).....           4,649        129,986
Suburban Propane Partners LP
  (a).......................           3,633        141,069
UGI Corp. ..................          11,609        289,296
WGL Holdings, Inc. (a)......           5,452        174,791
                                               ------------
                                                  2,576,846
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 1.0%
Advanced Medical Optics,
  Inc. (a)(b)...............           6,605        134,081
Analogic Corp. (a)..........           1,452         96,616
CONMED Corp. (a)(b).........           3,093         79,304
Datascope Corp. ............           1,395         57,795
Invacare Corp. (a)..........           3,570         79,540
STERIS Corp. (a)............           7,057        189,339
The Cooper Cos., Inc. (a)...           5,078        174,836
Vital Signs, Inc. (a).......             900         45,585
                                               ------------
                                                    857,096
                                               ------------
HEALTH CARE PROVIDERS & SERVICES -- 1.7%
Chemed Corp. (a)............           2,700        113,940
Health Management
  Associates, Inc. (Class A)
  (a)(b)....................          26,680        141,137
Healthsouth Corp. (a)(b)....           8,700        154,773
Kindred Healthcare, Inc.
  (b).......................           3,587         78,448
Landauer, Inc. (a)..........             979         49,283
LifePoint Hospitals, Inc.
  (a)(b)....................           6,380        175,259
Magellan Health Services,
  Inc. (a)(b)...............           4,337        172,135
Owens & Minor, Inc. (a).....           4,442        174,748
RehabCare Group, Inc. (b)...           1,970         29,550
Res-Care, Inc. (b)..........           2,800         48,020
Tenet Healthcare Corp.
  (a)(b)....................          52,491        297,099
                                               ------------
                                                  1,434,392
                                               ------------
HOTELS, RESTAURANTS & LEISURE -- 1.9%
AFC Enterprises, Inc.
  (a)(b)....................           3,062         27,527
Bob Evans Farms, Inc. (a)...           3,702        102,138
CBRL Group, Inc. (a)........           2,595         92,823
Cedar Fair LP (a)...........           5,580        129,735
Churchill Downs, Inc. (a)...           1,094         51,681
Domino's Pizza, Inc. (a)....           5,091         68,678
IHOP Corp. (a)..............           1,841         88,184
International Speedway Corp.
  (Class A) (a).............           3,725        153,470
Jack in the Box, Inc.
  (a)(b)....................           6,642        178,470
Landry's Restaurants, Inc.
  (a).......................           1,290         21,001
Marcus Corp. (a)............           2,316         44,467
O'Charleys, Inc. (a)........           2,500         28,800
Pinnacle Entertainment, Inc.
  (a)(b)....................           6,600         84,480
Ruby Tuesday, Inc. (a)......           5,700         42,750
Six Flags, Inc. (a)(b)......           8,365         13,719
Speedway Motorsports, Inc.
  (a).......................           1,554         38,959
Triarc Cos., Inc. (Class B)
  (a).......................           7,116         49,172
Vail Resorts, Inc. (a)(b)...           3,353        161,916
Wendy's International,
  Inc. .....................           9,700        223,682
                                               ------------
                                                  1,601,652
                                               ------------
HOUSEHOLD DURABLES -- 2.2%
American Greetings Corp.
  (Class A) (a).............           5,446        101,023
Avatar Holdings, Inc.
  (a)(b)....................             646         28,159
Beazer Homes USA, Inc. (a)..           4,364         41,240
Blyth, Inc. (a).............           3,102         61,171
CSS Industries, Inc. (a)....             992         34,680
Ethan Allen Interiors, Inc.
  (a).......................           3,043         86,513
Furniture Brands
  International, Inc. (a)...           5,331         62,373
Helen of Troy, Ltd. (a)(b)..           3,191         53,513
Hovnanian Enterprises, Inc.
  (b).......................           5,000         53,000
KB HOME.....................           8,600        212,678
La-Z-Boy, Inc. (a)..........           5,800         48,372
M.D.C. Holdings, Inc. (a)...           3,966        173,671
M/I Homes, Inc. (a).........           1,330         22,583
Meritage Homes Corp. (b)....           2,649         51,179

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Russ Berrie & Co., Inc.
  (a)(b)....................           1,333   $     18,742
Ryland Group, Inc. (a)......           4,681        153,958
Sealy Corp. (a).............           4,900         37,240
Skyline Corp. (a)...........             811         22,562
Snap-on, Inc. (a)...........           6,442        327,576
Standard Pacific Corp. (a)..           8,051         39,128
Tupperware Corp. (a)........           6,753        261,206
WCI Communities, Inc.
  (a)(b)....................           3,728         12,489
                                               ------------
                                                  1,903,056
                                               ------------
HOUSEHOLD PRODUCTS -- 0.1%
Central Garden & Pet Co.
  (Class A) (a)(b)..........           7,391         32,816
WD-40 Co. (a)...............           1,782         59,251
                                               ------------
                                                     92,067
                                               ------------
INDUSTRIAL CONGLOMERATES -- 0.6%
Carlisle Cos., Inc. (a).....           6,802        227,459
Standex International
  Corp. ....................           1,348         30,114
Teleflex, Inc. .............           4,355        207,777
Tredegar Corp. (a)..........           2,975         54,175
                                               ------------
                                                    519,525
                                               ------------
INSURANCE -- 8.9%
Alfa Corp. (a)..............           4,104         90,206
Alleghany Corp. (a)(b)......             567        193,671
Allied World Assurance
  Holdings, Ltd. (a)........           5,364        212,951
AMBAC Financial Group, Inc.
  (a).......................          31,900        183,425
American Financial Group,
  Inc. (a)..................           7,516        192,109
American National Insurance
  Co. (a)...................           1,778        189,713
American Physicians Capital,
  Inc. (a)..................           1,100         50,996
Amtrust Financial Services,
  Inc. (a)..................           2,889         46,831
Argo Group International
  Holdings, Ltd. (a)(b).....           3,383        120,164
Arthur J. Gallagher & Co.
  (a).......................          10,200        240,924
Aspen Insurance Holdings,
  Ltd. (a)..................           8,259        217,872
Assured Guaranty, Ltd. (a)..           6,673        158,417
Baldwin & Lyons, Inc. (Class
  B) (a)....................           1,079         27,709
Castlepoint Holdings, Ltd.
  (a).......................           3,710         36,098
CNA Surety Corp. (a)(b).....           1,784         27,438
Conseco, Inc. (a)(b)........          20,978        213,976
Delphi Financial Group (a)..           4,676        136,679
Employers Holdings, Inc.
  (a).......................           5,588        103,602
Endurance Specialty
  Holdings, Ltd. (a)........           5,962        218,209
Enstar Group, Ltd. (a)(b)...             517         57,527
Erie Indemnity Co. (Class A)
  (a).......................           4,919        251,804
FBL Financial Group, Inc.
  (Class A) (a).............           1,392         39,658
Flagstone Reinsurance
  Holdings, Ltd. (a)........           4,835         58,503
Greenlight Capital Re, Ltd.
  (a)(b)....................           3,278         60,971
Harleysville Group, Inc.
  (a).......................           1,522         54,929
HCC Insurance Holdings, Inc.
  (a).......................          12,800        290,432
Hilb Rogal and Hobbs Co.
  (a).......................           4,060        127,768
Hilltop Holdings, Inc.
  (a)(b)....................           5,317         55,297
Horace Mann Educators
  Corp. ....................           4,724         82,576
Infinity Property & Casualty
  Corp. (a).................           1,770         73,632
IPC Holdings, Ltd. (a)......           6,740        188,720
Kansas City Life Insurance
  Co. ......................             449         21,579
LandAmerica Financial Group,
  Inc. (a)..................           1,628         64,257
Max Re Capital, Ltd. (a)....           5,422        142,002
MBIA, Inc. (b)..............          24,800        303,056
Mercury General Corp. (a)...           2,872        127,258
Montpelier Re Holdings, Ltd.
  (a).......................          10,619        170,435
National Financial Partners
  Corp. (a).................           4,300         96,621
National Western Life
  Insurance Co. (Class A)...             238         51,596
Navigators Group, Inc.
  (a)(b)....................           1,471         80,022
Odyssey Re Holdings Corp.
  (a).......................           3,007        110,507
OneBeacon Insurance Group,
  Ltd. (a)..................           2,610         49,642
Platinum Underwriters
  Holdings, Ltd. (a)........           6,377        206,997
Presidential Life Corp.
  (a).......................           2,385         41,594
ProAssurance Corp. (a)(b)...           3,357        180,707
Reinsurance Group America,
  Inc. (a)..................           3,222        175,406
RLI Corp. (a)...............           2,319        114,953
Safety Insurance Group, Inc.
  (a).......................           1,846         63,004
Selective Insurance Group,
  Inc. (a)..................           5,945        141,967
StanCorp Financial Group,
  Inc. (a)..................           5,510        262,882
State Auto Financial Corp.
  (a).......................           1,615         47,045
Stewart Information Services
  Corp. (a).................           1,924         53,853
The Commerce Group, Inc.
  (a).......................           6,046        218,019
The Hanover Insurance Group,
  Inc. .....................           5,641        232,071
The Midland Co. (a).........           1,242         80,643
The Phoenix Cos., Inc. (a)..          11,993        146,435
United America Indemnity,
  Ltd. (a)(b)...............           2,447         47,129
United Fire & Casualty Co.
  (a).......................           2,416         90,358
Validus Holdings, Ltd. (a)..           3,604         84,442
Wesco Financial Corp. (a)...             151         61,004
Zenith National Insurance
  Corp. (a).................           4,143        148,568
                                               ------------
                                                  7,616,859
                                               ------------
INTERNET SOFTWARE & SERVICES -- 0.1%
United Online, Inc. (a).....           7,525         79,464
                                               ------------
IT SERVICES -- 0.9%
BearingPoint, Inc. (a)(b)...          23,052         38,727
Convergys Corp. (b).........          14,498        218,340
CSG Systems International,
  Inc. (a)(b)...............           3,807         43,286
infoUSA, Inc. (a)...........           3,728         22,778
Mantech International Corp.
  (a)(b)....................           2,009         91,128
MAXIMUS, Inc. ..............           2,062         75,696
MPS Group, Inc. (a)(b)......          11,200        132,384
Unisys Corp. (b)............          38,507        170,586
                                               ------------
                                                    792,925
                                               ------------
LEISURE EQUIPMENT & PRODUCTS -- 0.6%
Brunswick Corp. (a).........           9,861        157,480
Callaway Golf Co. (a).......           6,785         99,604
JAKKS Pacific, Inc. (a)(b)..           3,177         87,590
Polaris Industries, Inc.
  (a).......................           3,754        153,952
RC2 Corp. (a)(b)............           2,128         44,624
                                               ------------
                                                    543,250
                                               ------------

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
LIFE SCIENCES TOOLS & SERVICES -- 0.6%
Cambrex Corp. (a)...........           3,214   $     22,273
PerkinElmer, Inc. (a).......          13,137        318,572
Varian, Inc. (a)(b).........           3,383        195,944
                                               ------------
                                                    536,789
                                               ------------
MACHINERY -- 4.2%
Albany International Corp.
  (Class A) (a).............           2,811        101,590
Barnes Group, Inc. .........           4,648        106,672
Briggs & Stratton Corp.
  (a).......................           5,462         97,770
Cascade Corp. (a)...........           1,164         57,397
CIRCOR International, Inc.
  (a).......................           1,868         86,395
Crane Co. (a)...............           5,824        234,998
EnPro Industries, Inc.
  (a)(b)....................           2,412         75,230
Federal Signal Corp. (a)....           5,354         74,742
Freightcar America, Inc.
  (a).......................           1,361         46,682
IDEX Corp. (a)..............           8,971        275,320
Kaydon Corp. (a)............           3,101        136,165
Kennametal, Inc. ...........           8,534        251,156
Lincoln Electric Holdings,
  Inc. (a)..................           4,501        290,270
Lindsay Manufacturing Co.
  (a).......................           1,252        128,292
Mueller Industries, Inc.
  (a).......................           4,154        119,843
NACCO Industries, Inc. (a)..             592         47,916
Nordson Corp. (a)...........           3,357        180,774
Robbins & Myers, Inc. (a)...           3,044         99,387
Tecumseh Products Co. (Class
  A) (a)(b).................           1,745         53,537
Tennant Co. (a).............           1,899         75,599
The Greenbrier Cos., Inc. ..           1,653         43,838
The Timken Co. (a)..........           8,370        248,756
Trinity Industries, Inc.
  (a).......................           8,894        237,025
Valmont Industries, Inc.
  (a).......................           2,083        183,075
Wabtec Corp. (a)............           5,400        203,364
Watts Water Technologies,
  Inc. (a)..................           3,240         90,817
Xerium Technologies, Inc.
  (a).......................           2,436          3,142
                                               ------------
                                                  3,549,752
                                               ------------
MARINE -- 0.5%
Alexander & Baldwin, Inc.
  (a).......................           4,727        203,639
Eagle Bulk Shipping, Inc.
  (a).......................           5,169        133,154
Excel Maritime Carriers,
  Ltd. .....................           1,600         46,960
                                               ------------
                                                    383,753
                                               ------------
MEDIA -- 1.6%
Belo Corp. .................          10,112        106,884
Citadel Broadcasting Corp.
  (a).......................          19,830         32,918
Cox Radio, Inc. (Class A)
  (a)(b)....................           3,939         46,795
Cumulus Media, Inc. (a)(b)..           3,744         23,887
DreamWorks Animation SKG,
  Inc. (Class A) (b)........           7,519        193,840
Entercom Communications
  Corp. (a).................           3,261         32,382
Fisher Communications, Inc.
  (a)(b)....................             750         23,370
GateHouse Media, Inc. (a)...           3,977         23,226
Hearst-Argyle Television,
  Inc. (a)..................           2,784         57,434
Idearc, Inc. (a)............          16,100         58,604
Journal Communications, Inc.
  (a).......................           5,193         38,324
Lee Enterprises, Inc. (a)...           4,653         46,577
Lin TV Corp. (Class A)
  (a)(b)....................           3,035         29,166
McClatchy Co. (Class A)
  (a).......................           6,115         65,430
Media General, Inc. (Class
  A) (a)....................           2,232         31,293
Meredith Corp. .............           4,260        162,945
RCN Corp. (a)(b)............           4,205         47,012
Regal Entertainment Group...           8,644        166,743
Scholastic Corp. (a)(b).....           3,679        111,363
Sinclair Broadcast Group,
  Inc. (a)..................           5,806         51,731
World Wrestling
  Entertainment, Inc. (Class
  A) (a)....................           2,153         40,067
                                               ------------
                                                  1,389,991
                                               ------------
METALS & MINING -- 2.4%
AMCOL International Corp.
  (a).......................           2,767         86,413
Brush Engineered Materials,
  Inc. (a)(b)...............           2,237         57,424
Carpenter Technology
  Corp. ....................           5,436        304,253
Century Aluminum Co.
  (a)(b)....................           3,138        207,861
Commercial Metals Co. (a)...          12,963        388,501
Compass Minerals
  International, Inc. ......           3,576        210,912
Haynes International, Inc.
  (a)(b)....................           1,343         73,704
Horsehead Holding Corp.
  (a)(b)....................             527          6,103
Kaiser Aluminum Corp. (a)...           1,604        111,157
Quanex Corp. (a)............           4,124        213,376
RTI International Metals,
  Inc. (a)(b)...............           2,552        115,376
Schnitzer Steel Industries,
  Inc. (Class A)............           2,338        166,045
Worthington Industries, Inc.
  (a).......................           7,296        123,083
                                               ------------
                                                  2,064,208
                                               ------------
MULTI-UTILITIES -- 1.8%
Aquila, Inc. (a)(b).........          41,407        132,917
Avista Corp. ...............           5,831        114,054
Black Hills Corp. (a).......           4,173        149,310
CH Energy Group, Inc. (a)...           1,791         69,670
NorthWestern Corp. (a)......           4,098         99,868
OGE Energy Corp. (a)........          10,190        317,622
PNM Resources, Inc. (a).....           7,790         97,141
Puget Energy, Inc. .........          13,051        337,630
Vectren Corp. (a)...........           8,390        225,104
                                               ------------
                                                  1,543,316
                                               ------------
MULTILINE RETAIL -- 0.6%
Big Lots, Inc. (a)(b).......          10,064        224,427
Dillard's, Inc. (Class A)
  (a).......................           6,805        117,114
Saks, Inc. (a)(b)...........          13,971        174,219
Tuesday Morning Corp.
  (a)(b)....................           3,372         17,467
                                               ------------
                                                    533,227
                                               ------------
OIL, GAS & CONSUMABLE FUELS -- 5.4%
Alliance Resource Partners
  LP........................           2,273         79,555
Atlas Pipeline Partners LP..           3,864        154,792
BP Prudhoe Bay Royalty Trust
  (a).......................           2,390        223,154
BPZ Resources, Inc. (a)(b)..           6,400        139,072
Buckeye Partners LP.........           5,095        234,879
Calumet Specialty Products
  Partners LP (a)...........           1,592         37,412
Capital Product Partners LP
  (a).......................           1,548         28,870
Contango Oil & Gas Co.
  (a)(b)....................           1,449         93,620
Crosstex Energy LP..........           2,059         63,294
DCP Midstream Partners LP...           2,191         63,539
Dorchester Minerals LP......           2,947         61,887
Double Hull Tankers, Inc.
  (a).......................           3,373         35,787
Enbridge Energy Management
  LLC (a)(b)................           1,416         68,860
EV Energy Partner LP (a)....           1,000         25,650
General Maritime Corp. (a)..           2,892         68,280

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
Harvest Natural Resources,
  Inc. (a)(b)...............           3,893   $     46,950
Hiland Partners LP..........             500         22,745
Holly Energy Partners LP....             797         30,597
Hugoton Royalty Trust.......           4,391        121,104
Inergy Holdings LP (a)......           1,198         46,662
Inergy LP...................           4,981        139,020
K-Sea Transportation
  Partners LP...............           1,000         35,300
Linn Energy LLC.............          12,609        239,571
Magellan Midstream Partners
  LP........................           7,367        298,363
Markwest Energy Partners
  LP........................           4,472        137,916
Martin Midstream Partners
  LP........................           1,000         30,510
McMoRan Exploration Co.
  (a)(b)....................           5,400         93,366
Natural Resource Partners
  LP........................           3,585        101,635
NuStar Energy LP............           4,270        206,839
Overseas Shipholding Group,
  Inc. (a)..................           3,088        216,283
Penn Virginia Resource
  Partners LP...............           2,744         68,463
Ship Finance International,
  Ltd. (a)..................           4,392        115,422
Stone Energy Corp. (b)......           2,864        149,816
Sunoco Logistics Partners
  LP........................           1,774         86,571
Swift Energy Co. (a)(b).....           3,340        150,267
TC Pipelines LP.............           1,788         61,471
Teekay LNG Partners LP......           1,351         38,801
TEPPCO Partners LP..........           8,085        278,852
U.S. Shipping Partners LP
  (a).......................           1,210         14,423
USEC, Inc. (a)(b)...........          12,287         45,462
Whiting Petroleum Corp.
  (a)(b)....................           4,668        301,786
Williams Partners LP........           4,486        141,309
                                               ------------
                                                  4,598,155
                                               ------------
PAPER & FOREST PRODUCTS -- 0.6%
AbitibiBowater, Inc. .......           6,400         82,624
Buckeye Technologies, Inc.
  (a)(b)....................           4,298         47,965
Deltic Timber Corp. (a).....           1,299         72,354
Glatfelter (a)..............           5,021         75,867
Louisiana-Pacific Corp.
  (a).......................          11,616        106,635
Neenah Paper, Inc. (a)......           1,606         41,403
Schweitzer-Mauduit
  International, Inc. (a)...           1,691         39,130
Wausau-Mosinee Paper Corp.
  (a).......................           5,657         46,727
                                               ------------
                                                    512,705
                                               ------------
PERSONAL PRODUCTS -- 0.4%
Alberto Culver Co. (a)......           9,800        268,618
Nu Skin Enterprises, Inc.
  (Class A) (a).............           5,825        104,966
                                               ------------
                                                    373,584
                                               ------------
PHARMACEUTICALS -- 0.7%
Alpharma, Inc. (Class A)
  (a)(b)....................           4,841        126,883
KV Pharmaceutical Co. (Class
  A) (a)(b).................           4,638        115,764
Watson Pharmaceuticals, Inc.
  (a)(b)....................          11,309        331,580
                                               ------------
                                                    574,227
                                               ------------
REAL ESTATE INVESTMENT TRUSTS -- 11.0%
Acadia Realty Trust (a).....           3,396         82,013
Alexandria Real Estate
  Equities, Inc. ...........           3,488        323,407
American Campus Communities,
  Inc. .....................           3,062         83,776
American Financial Realty
  Trust.....................          14,233        113,010
Anthracite Capital, Inc.
  (a).......................           7,030         46,398
Arbor Realty Trust, Inc.
  (a).......................           2,213         33,372
Ashford Hospitality Trust,
  Inc. (a)..................          13,604         77,271
Brandywine Realty Trust.....           9,677        164,122
BRE Properties, Inc. (Class
  A) (a)....................           5,645        257,186
Capital Lease Funding, Inc.
  (a).......................           4,908         38,135
Capital Trust, Inc. (Class
  A) (a)....................           1,844         49,696
Capstead Mortgage Corp.
  (a).......................           5,400         61,560
CBL & Associates Properties,
  Inc. (a)..................           7,216        169,792
Cedar Shopping Centers, Inc.
  (a).......................           4,945         57,758
Chimera Investment Corp.
  (a).......................           3,773         46,408
Colonial Properties Trust
  (a).......................           5,061        121,717
Cousins Properties, Inc.
  (a).......................           4,543        112,258
Crystal River Capital, Inc.
  (a).......................           2,785         24,870
DCT Industrial Trust, Inc.
  (a).......................          18,685        186,103
Deerfield Capital Corp.
  (a).......................           5,905          8,327
DiamondRock Hospitality Co.
  (a).......................          10,629        134,669
Douglas Emmett, Inc. (a)....          11,937        263,330
EastGroup Properties, Inc.
  (a).......................           2,607        121,121
Education Realty Trust, Inc.
  (a).......................           3,154         39,646
Entertainment Properties
  Trust (a).................           3,078        151,838
Equity Lifestyle Properties,
  Inc. (a)..................           2,432        120,068
Equity One, Inc. (a)........           4,135         99,116
Essex Property Trust, Inc.
  (a).......................           2,780        316,864
Extra Space Storage, Inc.
  (a).......................           7,245        117,297
FelCor Lodging Trust, Inc.
  (a).......................           6,934         83,416
First Industrial Realty
  Trust, Inc. (a)...........           4,804        148,396
Franklin Street Properties
  Corp. (a).................           7,109        101,801
Friedman, Billings, Ramsey
  Group, Inc. (a)...........          15,539         26,416
Getty Realty Corp. (a)......           1,886         30,044
Glimcher Realty Trust (a)...           4,190         50,112
GMH Communities Trust (a)...           4,314         37,446
Gramercy Capital Corp./New
  York (a)..................           3,014         63,083
Health Care REIT, Inc. .....           9,808        442,635
Healthcare Realty Trust,
  Inc. (a)..................           5,674        148,375
Highwoods Properties,
  Inc. .....................           6,248        194,125
Home Properties, Inc. ......           3,618        173,628
HRPT Properties Trust (a)...          25,043        168,539
Inland Real Estate Corp.
  (a).......................           6,560         99,778
Investors Real Estate Trust
  (a).......................           6,166         60,303
JER Investors Trust, Inc.
  (a).......................           2,708         22,964
Kilroy Realty Corp. (a).....           3,631        178,318
Kite Realty Group Trust
  (a).......................           3,195         44,730
LaSalle Hotel Properties
  (a).......................           4,410        126,699
Lexington Realty Trust (a)..           6,667         96,071
LTC Properties, Inc. (a)....           2,318         59,596
Medical Properties Trust,
  Inc. (a)..................           6,963         78,821
MFA Mortgage Investments,
  Inc. (a)..................          16,392        103,270
Mid-America Apartment
  Communities, Inc. ........           2,790        139,054
National Health Investors,
  Inc. (a)..................           2,771         86,594
National Retail Properties,
  Inc. .....................           7,919        174,614
Nationwide Health
  Properties, Inc. (a)......          10,566        356,602
Newcastle Investment Corp.
  (a).......................           5,825         48,114
NorthStar Realty Finance
  Corp. (a).................           6,859         56,038
Omega Healthcare Investors,
  Inc. .....................           7,433        129,037
Parkway Properties, Inc.
  (a).......................           1,713         63,312
Pennsylvania Real Estate
  Investment Trust (a)......           4,270        104,145
Post Properties, Inc. ......           4,821        186,187
Potlatch Corp. (a)..........           4,342        179,194

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
PS Business Parks, Inc.
  (a).......................           1,689   $     87,659
RAIT Investment Trust (a)...           6,756         46,887
Ramco-Gershenson Properties
  Trust.....................           2,053         43,339
Rayonier, Inc. (a)..........           8,590        373,150
Realty Income Corp. (a).....          11,257        288,404
Redwood Trust, Inc. (a).....           3,369        122,463
Saul Centers, Inc. .........           1,253         62,951
Senior Housing Properties
  Trust (a).................          10,504        248,945
Sovran Self Storage, Inc.
  (a).......................           2,369        101,180
Strategic Hotels & Resorts,
  Inc. (a)..................           8,269        108,572
Sun Communities, Inc. ......           1,831         37,536
Sunstone Hotel Investors,
  Inc. (a)..................           6,619        105,970
Thornburg Mortgage, Inc.
  (a).......................          14,500         15,370
U-Store-It Trust (a)........           5,275         59,766
Universal Health Realty
  Income Trust (a)..........           1,254         41,758
Urstadt Biddle Properties
  (Class A) (a).............           2,053         32,294
Washington Real Estate
  Investment Trust (a)......           5,218        174,386
                                               ------------
                                                  9,433,215
                                               ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 0.2%
Forestar Real Estate Group,
  Inc. (a)(b)...............           3,600         89,676
Tejon Ranch Co. (a)(b)......           1,323         49,374
                                               ------------
                                                    139,050
                                               ------------
ROAD & RAIL -- 1.7%
Amerco, Inc. (a)(b).........             816         46,585
Arkansas Best Corp. (a).....           2,499         79,618
Avis Budget Group, Inc.
  (a)(b)....................          11,292        119,921
Con-way, Inc. (a)...........           5,004        247,598
Dollar Thrifty Automotive
  Group (a)(b)..............           2,192         29,899
Kansas City Southern
  (a)(b)....................           8,525        341,938
Ryder Systems, Inc. (a).....           6,403        390,007
Werner Enterprises, Inc.
  (a).......................           5,630        104,493
YRC Worldwide, Inc. (a)(b)..           6,430         84,361
                                               ------------
                                                  1,444,420
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT -- 0.9%
Actel Corp. (a)(b)..........           2,891         44,261
Entegris, Inc. (a)(b).......          12,895         92,715
Exar Corp. (a)(b)...........           4,600         37,858
Fairchild Semiconductor
  International, Inc.
  (a)(b)....................          13,728        163,638
International Rectifier
  Corp. (a)(b)..............           7,900        169,850
Photronics, Inc. (a)(b).....           4,327         41,323
Standard Microsystems Corp.
  (a)(b)....................           2,606         76,043
TriQuint Semiconductor, Inc.
  (a)(b)....................          15,478         78,319
Veeco Instruments, Inc.
  (a)(b)....................           3,237         53,831
                                               ------------
                                                    757,838
                                               ------------
SOFTWARE -- 0.9%
Borland Software Corp.
  (a)(b)....................           8,022         16,204
Compuware Corp. (a)(b)......          31,735        232,935
Novell, Inc. (a)(b).........          38,757        243,782
Sybase, Inc. (a)(b).........           9,741        256,188
                                               ------------
                                                    749,109
                                               ------------
SPECIALTY RETAIL -- 2.5%
Asbury Automotive Group,
  Inc. (a)..................           3,537         48,669
Barnes & Noble, Inc. (a)....           5,465        167,502
Blockbuster, Inc. (Class A)
  (a)(b)....................          19,600         63,896
Borders Group, Inc. (a).....           6,521         38,278
Brown Shoe Co., Inc. (a)....           4,921         74,160
Circuit City Stores, Inc.
  (a).......................          17,456         69,475
Collective Brands, Inc.
  (a)(b)....................           7,253         87,906
CSK Auto Corp. (a)(b).......           4,813         44,809
Foot Locker, Inc. (a).......          17,401        204,810
Group 1 Automotive, Inc.
  (a).......................           2,517         59,099
Jo-Ann Stores, Inc. (a)(b)..           2,770         40,802
Lithia Motors, Inc. (Class
  A)........................           1,772         18,004
OfficeMax, Inc. (a).........           8,256        158,020
Pier 1 Imports, Inc.
  (a)(b)....................           8,951         56,212
RadioShack Corp. (a)........          14,600        237,250
Rent-A-Center, Inc. (a)(b)..           7,444        136,597
Sally Beauty Holdings, Inc.
  (a)(b)....................           9,378         64,708
Sonic Automotive, Inc.
  (Class A) (a).............           3,159         64,918
Stage Stores, Inc. (a)......           4,642         75,200
Talbots, Inc. (a)...........           2,534         27,317
The Buckle, Inc. (a)........           1,717         76,801
The Cato Corp. (Class A)
  (a).......................           3,508         52,410
The Pep Boys -- Manny, Moe &
  Jack (a)..................           4,325         43,077
United Auto Group, Inc.
  (a).......................           4,576         89,049
Zale Corp. (a)(b)...........           4,996         98,721
                                               ------------
                                                  2,097,690
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.6%
Columbia Sportswear Co.
  (a).......................           1,772         78,021
Hanesbrands, Inc. (a)(b)....          10,625        310,250
Jones Apparel Group, Inc.
  (a).......................           9,474        127,141
Kenneth Cole Productions,
  Inc. (Class A) (a)........           1,349         22,852
Liz Claiborne, Inc. (a).....          11,000        199,650
Movado Group, Inc. .........           2,065         40,247
Oxford Industries, Inc.
  (a).......................           1,554         35,012
Phillips-Van Heusen Corp. ..           6,235        236,431
Skechers USA, Inc. (a)(b)...           3,618         73,120
UniFirst Corp. (a)..........           1,459         54,114
Wolverine World Wide, Inc.
  (a).......................           5,777        167,591
                                               ------------
                                                  1,344,429
                                               ------------
THRIFTS & MORTGAGE FINANCE -- 2.5%
Anchor Bancorp Wisconsin,
  Inc. (a)..................           2,092         39,685
Astoria Financial Corp. ....           9,861        267,825
Bank Mutual Corp. ..........           5,699         61,207
BankAtlantic Bancorp, Inc.
  (Class A) (a).............           4,891         19,124
BankUnited Financial Corp.
  (a).......................           3,959         19,835
Beneficial Mutual Bancorp,
  Inc. (a)(b)...............           4,048         40,035
Brookline Bancorp, Inc.
  (a).......................           6,970         80,016
Capitol Federal Financial
  (a).......................           2,316         86,804
Centerline Holding Co. (a)..           5,807         23,576
Clifton Savings Bancorp,
  Inc. (a)..................           1,219         12,287
Corus Bankshares, Inc. (a)..           3,667         35,680
Dime Community Bancshares
  (a).......................           3,448         60,271
Doral Financial Corp.
  (a)(b)....................             482          9,727
Downey Financial Corp. (a)..           2,333         42,881
First Busey Corp. (a).......           3,161         66,760
First Financial Holdings,
  Inc. (a)..................           1,342         31,483

SPDR DJ WILSHIRE SMALL CAP VALUE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
First Niagara Financial
  Group, Inc. (a)...........          11,658   $    158,432
First Place Financial Corp.
  (a).......................           1,769         22,997
FirstFed Financial Corp.
  (a)(b)....................           1,468         39,856
Flagstar Bancorp, Inc. (a)..           4,112         29,689
Flushing Financial Corp.
  (a).......................           2,129         37,428
Fremont General Corp.
  (a)(b)....................           7,729          3,710
Guaranty Financial Group,
  Inc. (b)..................           3,600         38,232
IndyMac Bancorp, Inc. (a)...           8,898         44,134
Kearny Financial Corp. (a)..           2,407         26,357
MGIC Investment Corp. (a)...          13,200        138,996
Northwest Bancorp, Inc.
  (a).......................           2,229         60,919
PFF Bancorp, Inc. (a).......           2,300         19,136
Provident Financial
  Services, Inc. (a)........           6,262         88,545
Provident New York Bancorp
  (a).......................           4,210         56,835
Radian Group, Inc. .........           8,893         58,427
Roma Financial Corp. .......             900         13,419
The PMI Group, Inc. (a).....           8,990         52,322
TierOne Corp. ..............           1,750         19,740
TrustCo Bank Corp. NY (a)...           8,242         73,271
United Community Financial
  Corp. (a).................           2,937         18,209
Washington Federal, Inc.
  (a).......................           9,603        219,332
Wauwatosa Holdings, Inc.
  (a)(b)....................           1,068         12,709
WSFS Financial Corp. (a)....             648         31,933
                                               ------------
                                                  2,161,824
                                               ------------
TOBACCO -- 0.4%
Alliance One International,
  Inc. (a)(b)...............          10,634         64,229
Universal Corp. (a).........           3,051        199,932
Vector Group, Ltd. (a)......           3,904         68,672
                                               ------------
                                                    332,833
                                               ------------
TRADING COMPANIES & DISTRIBUTORS -- 1.2%
Aircastle, Ltd. (a).........           4,833         54,371
Applied Industrial
  Technologies, Inc. (a)....           4,291        128,258
GATX Corp. (a)..............           4,693        183,356
Kaman Corp. (Class A) (a)...           2,746         77,684
Lawson Products, Inc. (a)...             482         13,279
TAL International Group,
  Inc. (a)..................           1,955         46,079
Textainer Group Holdings,
  Ltd. (a)..................             966         14,567
UAP Holding Corp. ..........           5,671        217,426
United Rentals, Inc.
  (a)(b)....................           8,678        163,494
Watsco, Inc. (a)............           2,697        111,710
                                               ------------
                                                  1,010,224
                                               ------------
TRANSPORTATION INFRASTRUCTURE -- 0.2%
Macquarie Infrastructure Co.
  LLC (a)...................           5,011        145,970
                                               ------------
WATER UTILITIES -- 0.5%
American States Water Co.
  (a).......................           1,881         67,716
Aqua America, Inc. (a)......          14,665        275,409
California Water Service
  Group (a).................           2,191         83,586
SJW Corp. (a)...............           1,422         40,655
                                               ------------
                                                    467,366
                                               ------------
WIRELESS TELECOMMUNICATION SERVICES -- 0.1%
Rural Cellular Corp.
  (a)(b)....................           1,100         48,653
USA Mobility, Inc. (a)(b)...           2,583         18,443
                                               ------------
                                                     67,096
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $98,415,705)........                     85,402,141
                                               ------------
RIGHTS -- 0.0%
THRIFTS & MORTGAGE FINANCE -- 0.0%
Centerline Holding Co.(b)
  (expiring 4/4/08) (Cost
  $0).......................           5,497              0
                                               ------------
SHORT TERM INVESTMENTS -- 34.8.%
MONEY MARKET FUNDS -- 34.8%
STIC Prime Portfolio
  (Cost $555,594)...........         555,594        555,594
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $29,222,495)
  (d)(e)....................      29,222,495     29,222,495
                                               ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $29,778,089)........                     29,778,089
                                               ------------
TOTAL INVESTMENTS -- 134.6%
  (Cost $128,193,794).......                    115,180,230
OTHER ASSETS AND
  LIABILITIES -- (34.6)%....                    (29,585,188)
                                               ------------
NET ASSETS -- 100.0%........                   $ 85,594,942
                                               ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Amount shown represents less than 0.05% of net assets.
(d) Investments of cash collateral for securities loaned.
(e) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.4%
FINLAND -- 1.8%
Nokia Oyj ADR...............         101,523   $  3,231,477
                                               ------------
FRANCE -- 3.6%
BNP Paribas SA..............          22,029      2,230,148
Total SA ADR (a)............          54,565      4,038,355
                                               ------------
                                                  6,268,503
                                               ------------
GERMANY -- 2.7%
Allianz SE ADR..............         116,780      2,295,895
Siemens AG ADR (a)..........          22,284      2,427,619
                                               ------------
                                                  4,723,514
                                               ------------
ITALY -- 1.2%
Eni SpA ADR.................          31,481      2,144,171
                                               ------------
JAPAN -- 3.6%
Mitsubishi UFJ Financial
  Group, Inc. ADR (a).......         269,663      2,346,068
Toyota Motor Corp. ADR (a)..          38,707      3,905,149
                                               ------------
                                                  6,251,217
                                               ------------
NETHERLANDS -- 1.2%
ING Groep N.V. ADR..........          54,093      2,021,456
                                               ------------
SOUTH KOREA -- 1.1%
Samsung Electronics Co.,
  Ltd. GDR *................           6,312      1,970,922
                                               ------------
SPAIN -- 1.8%
Telefonica SA ADR...........          35,872      3,103,287
                                               ------------
SWITZERLAND -- 7.6%
Nestle SA...................          10,148      5,091,699
Novartis AG ADR (a).........          63,858      3,271,445
Roche Holding AG............          18,138      3,427,524
UBS AG......................          49,519      1,426,147
                                               ------------
                                                 13,216,815
                                               ------------
UNITED KINGDOM -- 14.9%
AstraZeneca PLC ADR (a).....          37,356      1,419,154
Barclays PLC ADR (a)........          42,441      1,536,364
BP PLC ADR..................          81,202      4,924,901
GlaxoSmithKline PLC ADR
  (a).......................          70,765      3,002,559
HBOS PLC....................          96,494      1,073,978
HSBC Holdings PLC ADR (a)...          61,268      5,042,356
Royal Bank of Scotland Group
  PLC.......................         258,335      1,731,578
Royal Dutch Shell PLC ADR...          45,995      3,172,735
Vodafone Group PLC ADR......         137,156      4,047,474
                                               ------------
                                                 25,951,099
                                               ------------
UNITED STATES -- 59.9%
Abbott Laboratories (a).....          39,716      2,190,337
American International
  Group, Inc. (a)...........          57,357      2,480,690
AT&T, Inc. .................         155,805      5,967,331
Bank of America Corp. (a)...         116,134      4,402,640
Chevron Corp. (a)...........          53,613      4,576,406
Cisco Systems, Inc. (a)(b)..         153,861      3,706,511
Citigroup, Inc. ............         134,386      2,878,548
ConocoPhillips..............          37,323      2,844,386
Exxon Mobil Corp. (a).......         138,982     11,755,098
General Electric Co. .......         257,769      9,540,031
Hewlett-Packard Co. (a).....          66,570      3,039,586
Intel Corp. ................         150,192      3,181,067
International Business
  Machines Corp. ...........          35,261      4,059,951
Johnson & Johnson...........          73,165      4,746,214
JPMorgan Chase & Co. (a)....          87,349      3,751,640
Merck & Co., Inc. ..........          55,959      2,123,644
Microsoft Corp. ............         215,309      6,110,469
Morgan Stanley (a)..........          25,785      1,178,374
PepsiCo, Inc. ..............          41,674      3,008,863
Pfizer, Inc. ...............         176,332      3,690,629
Philip Morris International,
  Inc. (b)..................          53,903      2,726,414
Procter & Gamble Co. (a)....          79,498      5,570,425
The Coca-Cola Co. (a).......          54,992      3,347,363
Time Warner, Inc. (a).......          93,314      1,308,262
Verizon Communications,
  Inc. .....................          74,602      2,719,243
Wal-Mart Stores, Inc. ......          63,841      3,363,144
                                               ------------
                                                104,267,266
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $174,241,011).......                    173,149,727
                                               ------------
SHORT TERM INVESTMENTS -- 15.6%
MONEY MARKET FUNDS -- 15.6%
STIC Prime Portfolio
  (Cost $1,350,671).........       1,350,671      1,350,671
State Street Navigator
  Securities Lending
  Prime Portfolio
  (Cost $25,796,666)
  (c)(d)....................      25,796,666     25,796,666
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $27,147,337)........                     27,147,337
                                               ------------
TOTAL INVESTMENTS -- 115.0%
  (Cost $201,388,348).......                    200,297,064
OTHER ASSETS AND
  LIABILITIES -- (15.0)%....                    (26,157,140)
                                               ------------
NET ASSETS -- 100.0%........                   $174,139,924
                                               ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
* Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.1% of net assets as of March 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

SPDR DJ GLOBAL TITANS ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

INDUSTRY BREAKDOWN AS OF MARCH 31, 2008*

                                      PERCENT OF
INDUSTRY                              NET ASSETS
--------                              ----------
Oil, Gas & Consumable Fuels.........      19.2%
Pharmaceuticals.....................      13.7
Commercial Banks....................       8.1
Diversified Financial Services......       7.6
Industrial Conglomerates............       6.9
Diversified Telecommunication
  Services..........................       6.8
Computers & Peripherals.............       4.1
Communications Equipment............       3.9
Beverages...........................       3.6
Software............................       3.5
Household Products..................       3.2
Food Products.......................       2.9
Semiconductors & Semiconductor
  Equipment.........................       2.9
Insurance...........................       2.7
Wireless Telecommunication
  Services..........................       2.3
Automobiles.........................       2.2
Food & Staples Retailing............       1.9
Tobacco.............................       1.6
Capital Markets.....................       1.5
Media...............................       0.8
Short-Term Investments..............       0.8
Other Assets & Liabilities..........      (0.2)
                                         -----
TOTAL...............................     100.0%
                                         =====



* The Fund's industry breakdown is expressed as a percentage of net assets and may change over time.

DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION              SHARES          VALUE
--------------------            ----------   --------------
COMMON STOCKS -- 99.4%
DIVERSIFIED REIT'S -- 7.3%
Colonial Properties Trust
  (a).......................       237,622   $    5,714,809
Liberty Property Trust......       467,036       14,529,490
PS Business Parks, Inc. ....        78,252        4,061,279
Vornado Realty Trust........       724,288       62,440,869
Washington Real Estate
  Investment Trust (a)......       237,955        7,952,456
                                             --------------
                                                 94,698,903
                                             --------------
INDUSTRIAL REIT'S -- 10.0%
AMB Property Corp. .........       504,502       27,454,999
DCT Industrial Trust, Inc.
  (a).......................       858,765        8,553,299
DuPont Fabros Technology,
  Inc. (a)..................       180,846        2,982,151
EastGroup Properties, Inc.
  (a).......................       122,451        5,689,073
First Industrial Realty
  Trust, Inc. (a)...........       222,269        6,865,889
First Potomac Realty Trust
  (a).......................       124,634        1,915,625
ProLogis (a)................     1,307,228       76,943,440
                                             --------------
                                                130,404,476
                                             --------------
OFFICE REIT'S -- 16.2%
Alexandria Real Estate
  Equities, Inc. (a)........       162,608       15,077,014
American Financial Realty
  Trust (a).................       663,795        5,270,532
BioMed Realty Trust, Inc.
  (a).......................       334,088        7,981,362
Boston Properties, Inc. ....       606,831       55,870,930
Brandywine Realty Trust.....       445,324        7,552,695
Corporate Office Properties
  Trust (a).................       241,602        8,120,243
Cousins Properties, Inc.
  (a).......................       213,798        5,282,949
Digital Realty Trust, Inc.
  (a).......................       302,393       10,734,951
Douglas Emmett, Inc. .......       550,016       12,133,353
Duke Realty Corp. ..........       742,689       16,940,736
Highwoods Properties, Inc.
  (a).......................       289,360        8,990,415
HRPT Properties Trust.......     1,149,905        7,738,861
Kilroy Realty Corp. (a).....       165,215        8,113,709
Mack-Cali Realty Corp. .....       334,952       11,961,136
Maguire Properties, Inc.
  (a).......................       187,267        2,679,791
Parkway Properties, Inc. ...        79,934        2,954,361
SL Green Realty Corp. ......       301,821       24,589,357
                                             --------------
                                                211,992,395
                                             --------------
RESIDENTIAL REIT'S -- 15.9%
American Campus Communities,
  Inc. (a)..................       141,079        3,859,921
Apartment Investment &
  Management Co. (Class A)
  (a).......................       487,557       17,459,416
Associated Estates Realty
  Corp. (a).................        84,567          967,447
Avalonbay Communities,
  Inc. .....................       391,979       37,833,813
BRE Properties, Inc. (Class
  A) (a)....................       260,830       11,883,415
Camden Property Trust.......       268,787       13,493,107
Education Realty Trust, Inc.
  (a).......................       147,420        1,853,069
Equity Lifestyle Properties,
  Inc. (a)..................       115,804        5,717,244
Equity Residential..........     1,382,662       57,366,646
Essex Property Trust, Inc.
  (a).......................       128,344       14,628,649
GMH Communities Trust (a)...       201,938        1,752,822
Home Properties, Inc. (a)...       166,389        7,985,008
Mid-America Apartment
  Communities, Inc. ........       131,068        6,532,429
Post Properties, Inc. ......       220,469        8,514,513
Sun Communities, Inc. (a)...        86,961        1,782,701
UDR, Inc. ..................       684,410       16,781,733
                                             --------------
                                                208,411,933
                                             --------------
RETAIL REIT'S -- 28.1%
Acadia Realty Trust (a).....       156,121        3,770,322
Alexander's, Inc. (a)(b)....        10,353        3,670,138
CBL & Associates Properties,
  Inc. .....................       333,386        7,844,573
Cedar Shopping Centers,
  Inc. .....................       228,760        2,671,917
Developers Diversified
  Realty Corp. .............       609,296       25,517,316
Equity One, Inc. (a)........       193,597        4,640,520
Federal Realty Investment
  Trust (a).................       299,699       23,361,537
General Growth Properties,
  Inc. .....................     1,175,273       44,860,170
Glimcher Realty Trust (a)...       194,860        2,330,526
Inland Real Estate Corp.
  (a).......................       304,770        4,635,552
Kimco Realty Corp. .........     1,118,991       43,830,877
Kite Realty Group Trust
  (a).......................       149,333        2,090,662
Pennsylvania Real Estate
  Investment Trust (a)......       200,336        4,886,195
Ramco-Gershenson Properties
  Trust (a).................        95,520        2,016,427
Regency Centers Corp. ......       353,033       22,862,417
Saul Centers, Inc. .........        59,847        3,006,713
Simon Property Group,
  Inc. .....................     1,139,483      105,869,366
Tanger Factory Outlet
  Centers, Inc. (a).........       161,680        6,219,830
Taubman Centers, Inc. ......       268,372       13,982,181
The Macerich Co. ...........       369,910       25,993,576
Weingarten Realty Investors
  (a).......................       396,608       13,659,180
                                             --------------
                                                367,719,995
                                             --------------
SPECIALIZED REIT'S -- 21.9%
Ashford Hospitality Trust,
  Inc. .....................       634,100        3,601,688
DiamondRock Hospitality
  Co. ......................       494,481        6,265,074
Extra Space Storage, Inc.
  (a).......................       337,686        5,467,136
FelCor Lodging Trust,
  Inc. .....................       320,604        3,856,866
HCP, Inc. ..................     1,103,139       37,297,130
Health Care REIT, Inc. (a)..       451,411       20,372,178
Healthcare Realty Trust,
  Inc. .....................       258,529        6,760,533
Hersha Hospitality Trust....       213,086        1,924,167
Hospitality Properties
  Trust.....................       478,651       16,283,707
Host Hotels & Resorts,
  Inc. .....................     2,656,955       42,298,724
LaSalle Hotel Properties
  (a).......................       206,749        5,939,899
Nationwide Health
  Properties, Inc. .........       485,820       16,396,425
Public Storage..............       655,722       58,110,084
Senior Housing Properties
  Trust.....................       480,575       11,389,627
Sovran Self Storage, Inc. ..       111,607        4,766,735
Strategic Hotels & Resorts,
  Inc. (a)..................       384,564        5,049,325
Sunstone Hotel Investors,
  Inc. .....................       309,355        4,952,774
U-Store-It Trust............       243,811        2,762,379
Universal Health Realty
  Income Trust (a)..........        56,780        1,890,774
Ventas, Inc. ...............       701,639       31,510,607
                                             --------------
                                                286,895,832
                                             --------------
TOTAL COMMON STOCKS --
  (Cost $1,419,908,417).....                  1,300,123,534
                                             --------------
SHORT TERM INVESTMENTS -- 8.7%
MONEY MARKET FUNDS -- 8.7%
STIC Prime Portfolio
  (Cost $17,111,248)........    17,111,248       17,111,248
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $96,151,766)
  (c)(d)....................    96,151,766       96,151,766
                                             --------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $113,263,014).......                    113,263,014
                                             --------------

DJ WILSHIRE REIT ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION              SHARES          VALUE
--------------------            ----------   --------------
TOTAL INVESTMENTS -- 108.1%
  (Cost $1,533,171,431).....                 $1,413,386,548
OTHER ASSETS AND
  LIABILITIES -- (8.1)%.....                   (105,776,434)
                                             --------------
NET ASSETS -- 100.0%........                 $1,307,610,114
                                             ==============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

KBW BANK ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
COMMON STOCKS -- 99.8%
ASSET MANAGEMENT & CUSTODY BANKS -- 12.5%
Northern Trust Corp. (a).....       316,498   $ 21,037,622
State Street Corp. (b).......       307,466     24,289,814
The Bank of New York Mellon
  Corp. .....................       496,462     20,717,359
                                              ------------
                                                66,044,795
                                              ------------
CONSUMER FINANCE -- 4.0%
Capital One Financial Corp.
  (a)........................       433,283     21,326,189
                                              ------------
DIVERSIFIED BANKS -- 22.2%
Comerica, Inc. ..............       389,704     13,670,817
U.S. Bancorp.................       730,603     23,642,313
Wachovia Corp. ..............     1,118,058     30,187,566
Wells Fargo & Co. ...........     1,713,401     49,859,969
                                              ------------
                                               117,360,665
                                              ------------
OTHER DIVERSIFIED FINANCIAL SERVICES -- 23.6%
Bank of America Corp. .......     1,221,100     46,291,901
Citigroup, Inc. .............     1,555,450     33,317,739
JPMorgan Chase & Co. ........     1,056,653     45,383,246
                                              ------------
                                               124,992,886
                                              ------------
REGIONAL BANKS -- 33.3%
BB&T Corp. (a)...............       727,688     23,329,677
Fifth Third Bancorp (a)......       756,292     15,821,629
Huntington Bancshares,
  Inc. ......................       630,500      6,777,875
Keycorp......................       744,318     16,337,780
M&T Bank Corp. ..............       225,862     18,177,374
Marshall & Ilsley Corp. (a)..       361,142      8,378,494
National City Corp. (a)......       978,607      9,737,140
PNC Financial Services Group,
  Inc. ......................       368,330     24,151,398
Regions Financial Corp. .....       932,073     18,408,442
SunTrust Banks, Inc. ........       378,479     20,869,332
Zions Bancorp (a)............       303,978     13,846,198
                                              ------------
                                               175,835,339
                                              ------------
THRIFTS & MORTGAGE FINANCE -- 4.2%
People's United Financial,
  Inc. (a)...................       752,135     13,019,457
Washington Mutual, Inc. (a)..       871,926      8,980,838
                                              ------------
                                                22,000,295
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $640,889,276)........                  527,560,169
                                              ------------
SHORT TERM INVESTMENTS -- 9.7%
MONEY MARKET FUNDS -- 9.7%
STIC Prime Portfolio
  (Cost $5,714,406)..........     5,714,406      5,714,406
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $45,354,309) (c)(d)..    45,354,309     45,354,309
                                              ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $51,068,715).........                   51,068,715
                                              ------------
TOTAL INVESTMENTS -- 109.5%
  (Cost $691,957,991)........                  578,628,884
OTHER ASSETS AND
  LIABILITIES -- (9.5)%......                  (49,941,441)
                                              ------------
NET ASSETS -- 100.0%.........                 $528,687,443
                                              ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Affiliated issuer. See table below for more information.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

                                      SHARES
                                  PURCHASED FOR   SHARES SOLD
                        NUMBER       THE NINE       FOR THE       NUMBER
                      OF SHARES       MONTHS      NINE MONTHS   OF SHARES
                       HELD AT        ENDED          ENDED       HELD AT
SECURITY DESCRIPTION   6/30/07       3/31/08        3/31/08      3/31/08
--------------------  ---------   -------------   -----------   ---------
State Street
  Corp. ............    45,580      1,526,235      1,264,349     307,466



                       INCOME   REALIZED LOSS
                       EARNED     ON SHARES
                      FOR THE    SOLD DURING
                        NINE       THE NINE
                       MONTHS       MONTHS
                       ENDED        ENDED       MARKET VALUE
SECURITY DESCRIPTION  3/31/08      3/31/08       AT 3/31/08
--------------------  -------   -------------   ------------
State Street
  Corp. ............  $99,432      $(14,202)     $24,289,814

KBW CAPITAL MARKETS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
COMMON STOCKS -- 99.8%
ASSET MANAGEMENT & CUSTODY BANKS -- 24.5%
Franklin Resources, Inc. (a)..       41,127   $  3,988,908
Janus Capital Group, Inc.
  (a).........................      170,518      3,967,954
Legg Mason, Inc. (a)..........       55,535      3,108,849
SEI Investments Co. (a).......      185,646      4,583,600
State Street Corp. (a)(b).....       80,401      6,351,679
T. Rowe Price Group, Inc.
  (a).........................       99,418      4,970,900
                                              ------------
                                                26,971,890
                                              ------------
INVESTMENT BANKING & BROKERAGE -- 51.8%
E*TRADE Financial Corp.
  (a)(c)......................      214,430        827,700
Investment Technology Group,
  Inc. (a)(c).................       66,651      3,077,943
Jefferies Group, Inc. (a).....      109,100      1,759,783
Knight Capital Group, Inc.
  (a)(c)......................      156,727      2,545,246
Lehman Brothers Holdings, Inc.
  (a).........................      145,755      5,486,218
Merrill Lynch & Co., Inc.
  (a).........................      204,875      8,346,608
Morgan Stanley (a)............      231,653     10,586,542
optionsXpress Holdings, Inc.
  (a).........................       84,505      1,750,099
Raymond James Financial, Inc.
  (a).........................      155,136      3,565,025
TD Ameritrade Holding Corp.
  (a)(c)......................      315,771      5,213,379
The Charles Schwab Corp. (a)..      257,469      4,848,141
The Goldman Sachs Group,
  Inc. .......................       54,705      9,047,660
                                              ------------
                                                57,054,344
                                              ------------
SPECIALIZED FINANCE -- 23.5%
CME Group, Inc. ..............       18,514      8,684,917
Interactive Brokers Group,
  Inc. (Class A) (a)(c).......       10,315        264,786
Intercontinental Exchange,
  Inc. (a)(c).................       29,969      3,910,955
Nymex Holdings, Inc. (a)......       49,160      4,455,371
NYSE Euronext (a).............       54,100      3,338,511
The Nasdaq OMX Group, Inc.
  (a)(c)......................      135,931      5,255,092
                                              ------------
                                                25,909,632
                                              ------------
TOTAL COMMON STOCKS --
  (Cost $145,786,792).........                 109,935,866
                                              ------------
SHORT TERM INVESTMENTS -- 25.0%
MONEY MARKET FUNDS -- 25.0%
STIC Prime Portfolio
  (Cost $400,104).............      400,104        400,104
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $27,127,790) (d)(e)...   27,127,790     27,127,790
                                              ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $27,527,894)..........                  27,527,894
                                              ------------
TOTAL INVESTMENTS -- 124.8%
  (Cost $173,314,686).........                 137,463,760
OTHER ASSETS AND
  LIABILITIES -- (24.8)%......                 (27,295,917)
                                              ------------
NET ASSETS -- 100.0%..........                $110,167,843
                                              ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Affiliated issuer. See table below for more information.
(c) Non-income producing security.
(d) Investments of cash collateral for securities loaned.
(e) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

                                      SHARES
                                    PURCHASED
                                     FOR THE    SHARES SOLD
                          NUMBER       NINE       FOR THE       NUMBER
                        OF SHARES     MONTHS    NINE MONTHS   OF SHARES
                         HELD AT      ENDED        ENDED       HELD AT
SECURITY DESCRIPTION     6/30/07     3/31/08      3/31/08      3/31/08
--------------------    ---------   ---------   -----------   ---------
State Street Corp. ...    59,409    1,011,525     990,533       80,401



                     INCOME    REALIZED GAIN
                     EARNED      ON SHARES
                     FOR THE    SOLD DURING
                      NINE        THE NINE
                     MONTHS        MONTHS
SECURITY              ENDED        ENDED       MARKET VALUE AT
DESCRIPTION          3/31/08      3/31/08          3/31/08
-----------         --------   -------------   ---------------
State Street
  Corp. ..........  $89,9226     $1,253,102       $6,351,679

KBW INSURANCE ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.7%
INSURANCE BROKERS -- 8.7%
AON Corp. ..................          72,638   $  2,920,048
Marsh & McLennan Cos., Inc.
  (a).......................         120,274      2,928,672
                                               ------------
                                                  5,848,720
                                               ------------
LIFE & HEALTH INSURANCE -- 35.6%
AFLAC, Inc. (a).............          58,786      3,818,151
Lincoln National Corp. (a)..          50,581      2,630,212
MetLife, Inc. ..............         104,535      6,299,279
Principal Financial Group,
  Inc. (a)..................          44,546      2,482,103
Prudential Financial, Inc.
  (a).......................          71,717      5,611,855
Unum Group (a)..............         136,152      2,996,706
                                               ------------
                                                 23,838,306
                                               ------------
MULTI-LINE INSURANCE -- 13.4%
American International
  Group, Inc. (a)...........         102,111      4,416,301
Genworth Financial, Inc.
  (Class A).................          80,451      1,821,411
Hartford Financial Services
  Group, Inc. (a)...........          36,054      2,731,811
                                               ------------
                                                  8,969,523
                                               ------------
PROPERTY & CASUALTY INSURANCE -- 38.4%
ACE, Ltd. ..................          53,785      2,961,402
Axis Capital Holdings, Ltd.
  (a).......................          42,311      1,437,728
Chubb Corp. (a).............          57,120      2,826,297
Cincinnati Financial Corp.
  (a).......................          54,623      2,077,859
Fidelity National Financial,
  Inc. (a)..................          48,112        881,893
MBIA, Inc. (a)(b)...........          75,258        919,653
SAFECO Corp. (a)............          42,996      1,886,664
The Allstate Corp. (a)......          99,428      4,778,510
The Progressive Corp. (a)...         138,040      2,218,303
The Travelers Cos., Inc.
  (a).......................          96,159      4,601,208
XL Capital, Ltd. (Class A)
  (a).......................          37,295      1,102,067
                                               ------------
                                                 25,691,584
                                               ------------
REINSURANCE -- 2.7%
Everest Re Group, Ltd. (a)..          19,919      1,783,348
                                               ------------
THRIFTS & MORTGAGE FINANCE -- 0.9%
MGIC Investment Corp. (a)...          56,451        594,429
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $89,512,131)........                     66,725,910
                                               ------------
SHORT TERM INVESTMENTS -- 24.5%
MONEY MARKET FUND -- 24.5%
STIC Prime Portfolio
  (Cost $523,572)...........         523,572        523,572
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $15,843,088)
  (c)(d)....................      15,843,088     15,843,088
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $16,366,660)........                     16,366,660
                                               ------------
TOTAL INVESTMENTS -- 124.2%
  (Cost $105,878,791).......                     83,092,570
OTHER ASSETS AND
  LIABILITIES -- (24.2)%....                    (16,209,735)
                                               ------------
NET ASSETS -- 100.0%........                   $ 66,882,835
                                               ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investment of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

MORGAN STANLEY TECHNOLOGY ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.9%
COMMUNICATIONS EQUIPMENT -- 19.5%
Alcatel-Lucent ADR..........       1,034,537   $  5,958,933
Cisco Systems, Inc. (a)(b)..         266,960      6,431,067
Juniper Networks, Inc.
  (a)(b)....................         220,038      5,500,950
Motorola, Inc. .............         468,574      4,357,738
QUALCOMM, Inc. .............         191,080      7,834,280
Research In Motion, Ltd.
  (a)(b)....................          64,343      7,221,215
Telefonaktiebolaget LM
  Ericsson (Class B) ADR
  (a).......................         327,359      6,432,604
                                               ------------
                                                 43,736,787
                                               ------------
COMPUTERS & PERIPHERALS -- 16.9%
Apple, Inc. (b).............          39,338      5,645,003
Dell, Inc. (b)..............         306,878      6,113,010
EMC Corp. (a)(b)............         400,730      5,746,468
Hewlett-Packard Co. (a).....         146,695      6,698,094
International Business
  Machines Corp. ...........          68,687      7,908,621
NetApp, Inc. (a)(b).........         297,777      5,970,429
                                               ------------
                                                 38,081,625
                                               ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 2.6%
Flextronics International,
  Ltd. (b)..................         627,921      5,896,178
                                               ------------
INTERNET & CATALOG RETAIL -- 2.7%
Amazon.com, Inc. (a)(b).....          83,625      5,962,463
                                               ------------
INTERNET SOFTWARE & SERVICES -- 9.2%
eBay, Inc. (a)(b)...........         222,584      6,641,906
Google, Inc. (Class A)
  (a)(b)....................          10,980      4,836,361
Yahoo!, Inc. (b)............         317,970      9,198,872
                                               ------------
                                                 20,677,139
                                               ------------
IT SERVICES -- 11.7%
Accenture, Ltd. (Class A)
  (a).......................         200,753      7,060,483
Automatic Data Processing,
  Inc. (a)..................         169,802      7,197,907
Electronic Data Systems
  Corp. ....................         360,693      6,005,538
Infosys Technologies, Ltd.
  ADR (a)...................         169,104      6,048,850
                                               ------------
                                                 26,312,778
                                               ------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 16.7%
Analog Devices, Inc. .......         239,651      7,074,497
Applied Materials, Inc.
  (a).......................         425,603      8,303,515
Broadcom Corp. (Class A)
  (a)(b)....................         288,515      5,559,684
Intel Corp. ................         283,233      5,998,875
NVIDIA Corp. (b)............         217,116      4,296,726
Texas Instruments, Inc.
  (a).......................         225,640      6,378,843
                                               ------------
                                                 37,612,140
                                               ------------
SOFTWARE -- 20.6%
Adobe Systems, Inc. (a)(b)..         181,001      6,441,826
Electronic Arts, Inc.
  (a)(b)....................         129,395      6,459,398
Intuit, Inc. (a)(b).........         240,673      6,500,578
Microsoft Corp. ............         211,779      6,010,288
Oracle Corp. (b)............         335,922      6,570,634
Salesforce.com, Inc.
  (a)(b)....................         119,591      6,920,731
SAP AG ADR (a)..............         148,438      7,358,072
                                               ------------
                                                 46,261,527
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $257,009,167).......                    224,540,637
                                               ------------
SHORT TERM INVESTMENTS -- 19.9%
MONEY MARKET FUNDS -- 19.9%
STIC Prime Portfolio
  (Cost $218,793)...........         218,793        218,793
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $44,423,915)
  (c)(d)....................      44,423,915     44,423,915
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $44,642,708)........                     44,642,708
                                               ------------
TOTAL INVESTMENTS -- 119.8%
  (Cost $301,651,875).......                    269,183,345
OTHER ASSETS AND
  LIABILITIES -- 19.8%......                    (44,490,051)
                                               ------------
NET ASSETS -- 100.0%........                   $224,693,294
                                               ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.
ADR = American Depositary Receipt

SPDR(R) S&P(R) DIVIDEND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.5%
BEVERAGES -- 2.7%
Anheuser-Busch Cos., Inc. ..          73,736   $  3,498,773
The Coca-Cola Co. ..........          53,134      3,234,267
                                               ------------
                                                  6,733,040
                                               ------------
CHEMICALS -- 5.9%
PPG Industries, Inc. (a)....          67,841      4,105,059
Rohm & Haas Co. (a).........          62,396      3,374,376
RPM International, Inc.
  (a).......................         216,779      4,539,352
Valspar Corp. (a)...........         149,967      2,975,345
                                               ------------
                                                 14,994,132
                                               ------------
COMMERCIAL BANKS -- 32.0%
Associated Bancorp (a)......         243,384      6,481,316
BB&T Corp. (a)..............         235,902      7,563,018
Comerica, Inc. (a)..........         239,026      8,385,032
Fifth Third Bancorp (a).....         415,623      8,694,833
FirstMerit Corp. (a)........         394,631      8,153,077
Keycorp (a).................         390,680      8,575,426
M&T Bank Corp. (a)..........          52,919      4,258,921
Regions Financial Corp.
  (a).......................         419,629      8,287,673
Synovus Financial Corp.
  (a).......................         758,024      8,383,745
U.S. Bancorp (a)............         206,502      6,682,405
Wilmington Trust Corp. (a)..         173,903      5,408,383
                                               ------------
                                                 80,873,829
                                               ------------
COMMERCIAL SERVICES & SUPPLIES -- 4.7%
ABM Industries, Inc. (a)....         145,645      3,268,274
Avery Dennison Corp. .......          77,869      3,835,048
Pitney Bowes, Inc. (a)......         135,174      4,733,793
                                               ------------
                                                 11,837,115
                                               ------------
COMPUTERS & PERIPHERALS -- 2.0%
Diebold, Inc. (a)...........         131,483      4,937,187
                                               ------------
CONTAINERS & PACKAGING -- 1.8%
Sonoco Products Co. (a).....         157,375      4,505,646
                                               ------------
DIVERSIFIED FINANCIAL SERVICES -- 3.1%
Bank of America Corp. (a)...         209,587      7,945,443
                                               ------------
ELECTRICAL EQUIPMENT -- 1.1%
Emerson Electric Co. .......          55,924      2,877,849
                                               ------------
GAS UTILITIES -- 7.1%
National Fuel Gas Co. (a)...          65,164      3,076,393
Northwest Natural Gas Co.
  (a).......................         100,222      4,353,644
Piedmont Natural Gas Co.,
  Inc. (a)..................         197,212      5,178,787
WGL Holdings, Inc. (a)......         168,123      5,390,023
                                               ------------
                                                 17,998,847
                                               ------------
HEALTH CARE EQUIPMENT & SUPPLIES -- 0.5%
Hill-Rom Holdings, Inc. ....          49,777      1,319,588
                                               ------------
HOTELS RESTAURANTS & LEISURE -- 1.4%
McDonald's Corp. ...........          62,112      3,463,986
                                               ------------
HOUSEHOLD DURABLES -- 3.9%
Leggett & Platt, Inc. (a)...         445,929      6,800,417
The Stanley Works (a).......          63,962      3,045,871
                                               ------------
                                                  9,846,288
                                               ------------
HOUSEHOLD PRODUCTS -- 3.0%
Kimberly-Clark Corp. .......          66,324      4,281,214
The Clorox Co. .............          57,123      3,235,447
                                               ------------
                                                  7,516,661
                                               ------------
INDUSTRIAL CONGLOMERATES -- 3.3%
3M Co. .....................          39,291      3,109,882
General Electric Co. .......         138,084      5,110,489
                                               ------------
                                                  8,220,371
                                               ------------
INSURANCE -- 3.1%
Chubb Corp. ................          53,368      2,640,649
Cincinnati Financial Corp.
  (a).......................         132,874      5,054,527
                                               ------------
                                                  7,695,176
                                               ------------
IT SERVICES -- 1.5%
Automatic Data Processing,
  Inc. (a)..................          88,971      3,771,481
                                               ------------
MEDIA -- 2.5%
Gannett Co., Inc. (a).......         220,669      6,410,434
                                               ------------
MULTI-UTILITIES -- 9.8%
Black Hills Corp. (a).......         132,395      4,737,093
Consolidated Edison, Inc.
  (a).......................         167,892      6,665,313
Integrys Energy Group, Inc.
  (a).......................         155,500      7,252,520
Vectren Corp. (a)...........         231,799      6,219,167
                                               ------------
                                                 24,874,093
                                               ------------
PHARMACEUTICALS -- 7.1%
Abbott Laboratories (a).....          61,285      3,379,868
Eli Lilly & Co. ............          89,559      4,620,349
Johnson & Johnson...........          50,871      3,300,002
Pfizer, Inc. ...............         321,261      6,723,992
                                               ------------
                                                 18,024,211
                                               ------------
TEXTILES, APPAREL & LUXURY GOODS -- 1.5%
V. F. Corp. ................          48,462      3,756,290
                                               ------------
WATER UTILITIES -- 1.5%
American States Water Co.
  (a).......................         107,712      3,877,632
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $280,386,205).......                    251,479,299
                                               ------------
SHORT TERM INVESTMENTS -- 29.7%
MONEY MARKET FUNDS -- 29.7%
STIC Prime Portfolio
  (Cost $2,762,902).........       2,762,902      2,762,902
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $72,264,974)
  (b)(c)....................      72,264,974     72,264,974
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $75,027,876)........                     75,027,876
                                               ------------
TOTAL INVESTMENTS -- 129.2%
  (Cost $355,414,081).......                    326,507,175
OTHER ASSETS AND
  LIABILITIES -- (29.2)%....                    (73,861,199)
                                               ------------
NET ASSETS -- 100.0%........                   $252,645,976
                                               ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Investments of cash collateral for securities loaned.
(c) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) S&P(R) BIOTECH ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.9%
BIOTECHNOLOGY -- 99.9%
Alexion Pharmaceuticals,
  Inc. (a)(b)...............         128,809   $  7,638,374
Alkermes, Inc. (a)(b).......         666,932      7,923,152
Amgen, Inc. (b).............         184,403      7,704,357
Amylin Pharmaceuticals, Inc.
  (a)(b)....................         268,193      7,833,917
Biogen Idec, Inc. (a)(b)....         125,288      7,729,017
BioMarin Pharmaceutical,
  Inc. (a)(b)...............         218,337      7,722,580
Celgene Corp. (a)(b)........         127,737      7,829,001
Cephalon, Inc. (a)(b).......         115,205      7,419,202
Cepheid, Inc. (a)(b)........         321,030      7,829,922
Cubist Pharmaceuticals, Inc.
  (a)(b)....................         432,766      7,971,550
Genentech, Inc. (a)(b)......          93,426      7,584,323
Genzyme Corp. (a)(b)........         102,881      7,668,750
Gilead Sciences, Inc.
  (a)(b)....................         152,690      7,868,116
ImClone Systems, Inc.
  (a)(b)....................         166,013      7,042,271
Isis Pharmaceuticals, Inc.
  (a)(b)....................         504,473      7,118,114
Life Cell Corp. (a)(b)......         187,257      7,870,412
Martek Biosciences Corp.
  (a)(b)....................         237,332      7,255,239
Medarex, Inc. (a)(b)........         869,060      7,691,181
Millennium Pharmaceuticals,
  Inc. (a)(b)...............         521,922      8,068,914
Myriad Genetics, Inc.
  (a)(b)....................         202,352      8,152,762
Onyx Pharmaceuticals, Inc.
  (a)(b)....................         269,756      7,831,016
OSI Pharmaceuticals, Inc.
  (a)(b)....................         190,295      7,115,130
PDL BioPharma, Inc. (a)(b)..         768,020      8,133,332
Regeneron Pharmaceuticals,
  Inc. (a)(b)...............         419,064      8,041,838
Savient Pharmaceuticals,
  Inc. (a)(b)...............         397,176      7,943,520
United Therapeutics Corp.
  (b).......................          88,762      7,695,665
Vertex Pharmaceuticals, Inc.
  (a)(b)....................         449,575     10,740,347
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $234,241,765).......                    211,422,002
                                               ------------
SHORT TERM INVESTMENTS -- 35.1%
MONEY MARKET FUNDS -- 35.1%
STIC Prime Portfolio
  (Cost $222,926)...........         222,926        222,926
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $74,129,225)
  (c)(d)....................      74,129,225     74,129,225
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $74,352,151)........                     74,352,151
                                               ------------
TOTAL INVESTMENTS -- 135.0%
  (Cost $308,593,916).......                    285,774,153
OTHER ASSETS AND
  LIABILITIES -- (35.0)%....                    (74,168,532)
                                               ------------
NET ASSETS -- 100.0%........                   $211,605,621
                                               ============



(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) S&P(R) HOMEBUILDERS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


SECURITY DESCRIPTION                SHARES         VALUE
--------------------             -----------   -------------
COMMON STOCKS -- 99.8%
HOME FURNISHINGS -- 20.6%
Ethan Allen Interiors, Inc.
  (a)......................        1,089,569   $  30,976,447
Furniture Brands
  International, Inc. (a)..        2,529,903      29,599,865
Leggett & Platt, Inc. (a)..        2,053,385      31,314,121
Mohawk Industries, Inc.
  (a)(b)...................          427,012      30,578,329
Tempur-Pedic International,
  Inc. (a).................        2,478,997      27,268,967
                                               -------------
                                                 149,737,729
                                               -------------
HOME IMPROVEMENT RETAIL -- 13.0%
Lowe's Cos., Inc. (a)......        1,379,862      31,654,034
The Home Depot, Inc. (a)...        1,142,403      31,953,012
The Sherwin-Williams Co.
  (a)......................          595,596      30,399,220
                                               -------------
                                                  94,006,266
                                               -------------
HOMEBUILDING -- 66.2%
Avatar Holdings, Inc.
  (a)(b)...................          673,985      29,379,006
Beazer Homes USA, Inc.
  (a)......................        3,228,055      30,505,120
Centex Corp. (a)...........        1,300,922      31,495,322
Champion Enterprises, Inc.
  (a)(b)...................        3,332,023      33,420,191
D.R. Horton, Inc. (a)......        2,044,277      32,197,363
Hovnanian Enterprises, Inc.
  (a)(b)...................        2,801,978      29,700,967
KB HOME (a)................        1,268,973      31,381,702
Lennar Corp. (Class A)
  (a)......................        1,808,967      34,026,669
M.D.C. Holdings, Inc. (a)..          724,420      31,722,352
Meritage Homes Corp.
  (a)(b)...................        1,776,840      34,328,549
NVR, Inc. (a)(b)...........           54,061      32,301,447
Pulte Homes, Inc. (a)......        2,184,986      31,791,546
Ryland Group, Inc. (a).....          976,337      32,111,724
Standard Pacific Corp.
  (a)......................        6,849,164      33,286,937
Toll Brothers, Inc.
  (a)(b)...................        1,387,592      32,580,660
WCI Communities, Inc.
  (a)(b)...................               20              67
                                               -------------
                                                 480,229,622
                                               -------------
TOTAL COMMON STOCKS --
  (Cost $730,559,795)......                      723,973,617
                                               -------------
SHORT TERM INVESTMENTS -- 31.7%
MONEY MARKET FUNDS -- 31.7%
STIC Prime Portfolio
  (Cost $4,757,030)........        4,757,030       4,757,030
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $224,787,122)
  (c)(d)...................      224,787,122     224,787,122
                                               -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $229,544,152)......                      229,544,152
                                               -------------
TOTAL INVESTMENTS -- 131.5%
  (Cost $960,103,947)......                      953,517,769
OTHER ASSETS AND
  LIABILITIES -- (31.5)%...                     (228,342,703)
                                               -------------
NET ASSETS -- 100.0%.......                    $ 725,175,066
                                               =============



(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) S&P(R) METALS & MINING ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.8%
ALUMINUM -- 4.1%
Alcoa, Inc. ................         596,998   $ 21,527,748
                                               ------------
COAL & CONSUMABLE FUELS -- 26.0%
Alpha Natural Resources,
  Inc. (a)(b)...............         553,032     24,023,710
Arch Coal, Inc. ............         511,526     22,251,381
CONSOL Energy, Inc. ........         322,502     22,313,913
Foundation Coal Holdings,
  Inc. (a)..................         423,197     21,299,505
Massey Energy Co. ..........         623,486     22,757,239
Peabody Energy Corp. (a)....         436,333     22,252,983
                                               ------------
                                                134,898,731
                                               ------------
DIVERSIFIED METALS & MINING -- 12.8%
Compass Minerals
  International, Inc. ......         359,163     21,183,434
Freeport-McMoRan Copper &
  Gold, Inc. (a)............         237,769     22,878,133
Titanium Metals Corp. (a)...       1,483,237     22,322,717
                                               ------------
                                                 66,384,284
                                               ------------
GOLD -- 3.9%
Newmont Mining Corp. (a)....         450,446     20,405,204
                                               ------------
PRECIOUS METALS & MINERALS -- 12.1%
Coeur d' Alene Mines Corp.
  (a)(b)....................       5,112,508     20,654,532
Hecla Mining Co. (a)(b).....       1,942,384     21,677,006
Stillwater Mining Co.
  (a)(b)....................       1,305,505     20,196,162
                                               ------------
                                                 62,527,700
                                               ------------
STEEL -- 40.9%
AK Steel Holding Corp.
  (a)(b)....................         402,226     21,889,139
Allegheny Technologies, Inc.
  (a).......................         285,010     20,338,314
Carpenter Technology Corp.
  (a).......................         352,066     19,705,134
Cleveland-Cliffs, Inc. (a)..         181,734     21,775,368
Commercial Metals Co. (a)...         702,641     21,058,151
Nucor Corp. ................         300,214     20,336,496
Quanex Corp. (a)............         403,041     20,853,341
Reliance Steel & Aluminum
  Co. ......................         369,173     22,098,696
Steel Dynamics, Inc. (a)....         629,664     20,804,098
United States Steel Corp. ..         180,768     22,934,036
                                               ------------
                                                211,792,773
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $533,528,367).......                    517,536,440
                                               ------------
SHORT TERM INVESTMENTS -- 12.8%
MONEY MARKET FUNDS -- 12.8%
STIC Prime Portfolio
  (Cost $1,061,217).........       1,061,217      1,061,217
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $65,471,701)
  (c)(d)....................      65,471,701     65,471,701
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $66,532,918)........                     66,532,918
                                               ------------
TOTAL INVESTMENTS -- 112.6%
  (Cost $600,061,285).......                    584,069,358
OTHER ASSETS AND
  LIABILITIES -- (12.6)%....                    (65,648,334)
                                               ------------
NET ASSETS -- 100.0%........                   $518,421,024
                                               ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) S&P(R) OIL & GAS EQUIPMENT & SERVICES ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.9%
OIL & GAS DRILLING -- 35.7%
Diamond Offshore Drilling,
  Inc. (a)..................          50,609   $  5,890,888
ENSCO International, Inc.
  (a).......................          95,226      5,963,052
Helmerich & Payne, Inc.
  (a).......................         132,764      6,222,649
Nabors Industries, Ltd.
  (a)(b)....................         188,965      6,381,348
Noble Corp. ................         123,176      6,118,152
Patterson-UTI Energy, Inc.
  (a).......................         261,904      6,856,647
Pride International, Inc.
  (a)(b)....................         175,635      6,138,443
Rowan Cos., Inc. (a)........         156,959      6,463,572
Transocean, Inc. (a)(b).....          43,728      5,912,025
                                               ------------
                                                 55,946,776
                                               ------------
OIL & GAS EQUIPMENT & SERVICES -- 60.3%
Baker Hughes, Inc. (a)......          87,655      6,004,368
BJ Services Co. (a).........         236,751      6,749,771
Cameron International Corp.
  (a)(b)....................         148,878      6,199,280
Dresser-Rand Group, Inc.
  (b).......................         207,006      6,365,434
Exterran Holdings, Inc.
  (a)(b)....................          95,284      6,149,629
FMC Technologies, Inc.
  (a)(b)....................         106,454      6,056,168
Grant Prideco, Inc. (b).....         125,325      6,168,497
Halliburton Co. (a).........         158,300      6,225,939
National-Oilwell Varco, Inc.
  (a)(b)....................         111,341      6,500,088
Oceaneering International,
  Inc. (a)(b)...............         101,613      6,401,619
Schlumberger, Ltd. .........          71,119      6,187,353
Smith International, Inc.
  (a).......................          96,223      6,180,403
Superior Energy Services,
  Inc. (a)(b)...............         164,300      6,509,566
Tidewater, Inc. (a).........         117,100      6,453,381
Weatherford International,
  Ltd. (a)(b)...............          90,158      6,533,750
                                               ------------
                                                 94,685,246
                                               ------------
OIL & GAS EXPLORATION & PRODUCTION -- 3.9%
Helix Energy Solutions
  Group, Inc. (a)(b)........         196,359      6,185,308
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $153,142,669).......                    156,817,330
                                               ------------
SHORT TERM INVESTMENTS -- 32.1%
MONEY MARKET FUNDS -- 32.1%
STIC Prime Portfolio
  (Cost $209,061)...........         209,061        209,061
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $50,148,309)
  (c)(d)....................      50,148,309     50,148,309
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $50,357,370)........                     50,357,370
                                               ------------
TOTAL INVESTMENTS -- 132.0%
  (Cost $203,500,039).......                    207,174,700
OTHER ASSETS AND
  LIABILITIES -- (32.0)%....                    (50,236,322)
                                               ------------
NET ASSETS -- 100.0%........                   $156,938,378
                                               ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) S&P(R) OIL & GAS EXPLORATION & PRODUCTION ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.9%
INTEGRATED OIL & GAS -- 10.9%
Chevron Corp. (a)...........          60,317   $  5,148,659
ConocoPhillips..............          67,094      5,113,234
Exxon Mobil Corp. ..........          59,057      4,995,041
Occidental Petroleum
  Corp. ....................          71,773      5,251,630
                                               ------------
                                                 20,508,564
                                               ------------
OIL & GAS EXPLORATION & PRODUCTION -- 75.8%
Anadarko Petroleum Corp. ...          82,831      5,220,838
Apache Corp. ...............          46,579      5,627,675
Berry Petroleum Co. (Class
  A) (a)....................         116,285      5,406,090
Cabot Oil & Gas Corp. ......         110,070      5,595,959
Chesapeake Energy Corp.
  (a).......................         113,408      5,233,779
Cimarex Energy Co. (a)......          98,906      5,414,114
Comstock Resources, Inc.
  (a)(b)....................         146,090      5,887,427
Denbury Resources, Inc.
  (b).......................         188,362      5,377,735
Devon Energy Corp. (a)......          52,149      5,440,705
Encore Acquisition Co.
  (a)(b)....................         141,018      5,680,205
EOG Resources, Inc. (a).....          44,763      5,371,560
Forest Oil Corp. (a)(b).....         114,632      5,612,383
Mariner Energy, Inc.
  (a)(b)....................         192,191      5,191,079
Newfield Exploration Co.
  (a)(b)....................          99,972      5,283,520
Noble Energy, Inc. .........          70,852      5,158,026
Penn Virginia Corp. ........         128,786      5,678,175
Petrohawk Energy Corp.
  (a)(b)....................         298,087      6,012,415
Pioneer Natural Resources
  Co. (a)...................         111,802      5,491,714
Plains Exploration &
  Production Co. (a)(b).....         101,529      5,395,251
Quicksilver Resources, Inc.
  (a)(b)....................         154,942      5,660,031
Range Resources Corp. (a)...          84,859      5,384,304
Southwestern Energy Co.
  (a)(b)....................         166,270      5,601,636
St. Mary Land & Exploration
  Co. (a)...................         147,158      5,665,583
Ultra Petroleum Corp.
  (a)(b)....................          70,031      5,427,402
Whiting Petroleum Corp.
  (a)(b)....................          85,226      5,509,861
XTO Energy, Inc. (a)........          87,303      5,400,564
                                               ------------
                                                142,728,031
                                               ------------
OIL & GAS REFINING & MARKETING -- 13.2%
Frontier Oil Corp. .........         178,988      4,879,213
Holly Corp. (a).............         118,386      5,139,136
Sunoco, Inc. (a)............          90,234      4,734,578
Tesoro Corp. (a)............         168,418      5,052,540
Valero Energy Corp. (a).....         101,425      4,980,982
                                               ------------
                                                 24,786,449
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $196,235,139).......                    188,023,044
                                               ------------
SHORT TERM INVESTMENTS -- 26.6%
MONEY MARKET FUNDS -- 26.6%
STIC Prime Portfolio
  (Cost $196,598)...........         196,598        196,598
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $49,898,454)
  (c)(d)....................      49,898,454     49,898,454
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $50,095,052)........                     50,095,052
                                               ------------
TOTAL INVESTMENTS -- 126.5%
  (Cost $246,330,191).......                    238,118,096
OTHER ASSETS AND
  LIABILITIES -- (26.5)%....                    (49,981,597)
                                               ------------
NET ASSETS -- 100.0%........                   $188,136,499
                                               ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) S&P(R) PHARMACEUTICALS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                  SHARES      VALUE
--------------------                 -------   ----------
COMMON STOCKS -- 99.7%
PHARMACEUTICALS -- 99.7%
Abbott Laboratories............        1,311   $   72,302
Allergan, Inc. (a).............        1,296       73,081
Alpharma, Inc. (Class A)
  (a)(b).......................        2,652       69,509
Auxilium Pharmaceuticals, Inc.
  (a)(b).......................        3,174       84,873
Barr Pharmaceuticals, Inc.
  (a)(b).......................        1,552       74,977
Bristol-Myers Squibb Co. ......        3,401       72,441
Eli Lilly & Co. ...............        1,465       75,579
Endo Pharmaceuticals Holdings,
  Inc. (a)(b)..................        3,134       75,028
Forest Laboratories, Inc.
  (a)(b).......................        1,840       73,618
Johnson & Johnson..............        1,116       72,395
King Pharmaceuticals, Inc.
  (a)(b).......................        8,294       72,158
Medicis Pharmaceutical Corp.
  (Class A) (a)................        3,718       73,207
Merck & Co., Inc. (a)..........        1,683       63,870
Mylan Laboratories, Inc. (a)...        6,576       76,282
Perrigo Co. (a)................        1,926       72,668
Pfizer, Inc. ..................        3,545       74,197
Schering-Plough Corp. .........        3,548       51,127
Sepracor, Inc. (a)(b)..........        3,978       77,651
Valeant Pharmaceuticals
  International (a)(b).........        5,559       71,322
Watson Pharmaceuticals, Inc.
  (a)(b).......................        2,540       74,473
Wyeth..........................        1,752       73,163
                                               ----------
TOTAL COMMON STOCKS --
  (Cost $1,954,948)............                 1,523,921
                                               ----------
SHORT TERM INVESTMENTS -- 31.0%
MONEY MARKET FUNDS -- 31.0%
STIC Prime Portfolio
  (Cost $36,866)...............       36,866       36,866
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $437,478) (c)(d).......      437,478      437,478
                                               ----------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $474,344)..............                   474,344
                                               ----------
TOTAL INVESTMENTS -- 130.7%
  (Cost $2,429,292)............                 1,998,265
OTHER ASSETS AND
  LIABILITIES -- (30.7)%.......                  (469,686)
                                               ----------
NET ASSETS -- 100.0%...........                $1,528,579
                                               ==========




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) S&P(R) RETAIL ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.7%
APPAREL RETAIL -- 39.6%
Abercrombie & Fitch Co.
  (a).......................          60,753   $  4,443,474
Aeropostale, Inc. (a)(b)....         171,927      4,660,941
American Eagle Outfitters,
  Inc. .....................         260,131      4,554,894
AnnTaylor Stores Corp.
  (a)(b)....................         204,098      4,935,090
Charming Shoppes, Inc.
  (a)(b)....................         965,056      4,661,221
Chico's FAS, Inc. (a)(b)....         606,749      4,313,985
Collective Brands, Inc.
  (a)(b)....................         376,116      4,558,526
Foot Locker, Inc. (a).......         406,780      4,787,801
Genesco, Inc. (a)(b)........         208,637      4,821,601
Guess ?, Inc. (a)...........         126,590      5,123,097
Gymboree Corp. (a)(b).......         113,207      4,514,695
J. Crew Group, Inc. (a)(b)..         107,449      4,746,022
Limited Brands, Inc. (a)....         273,639      4,679,227
Mens Wearhouse, Inc. (a)....         206,434      4,803,719
Pacific Sunwear of
  California, Inc. (a)(b)...         362,735      4,574,088
Ross Stores, Inc. (a).......         151,150      4,528,454
The Buckle, Inc. (a)........         100,153      4,479,844
The Gap, Inc. (a)...........         219,474      4,319,248
The TJX Cos., Inc. (a)......         138,231      4,571,299
Tween Brands, Inc. (a)(b)...         179,700      4,445,778
Urban Outfitters, Inc.
  (a)(b)....................         152,625      4,784,794
                                               ------------
                                                 97,307,798
                                               ------------
CATALOG RETAIL -- 2.0%
Gaiam, Inc. (Class A)
  (a)(b)....................         279,843      4,846,881
                                               ------------
COMPUTER & ELECTRONICS RETAIL -- 5.7%
Best Buy Co., Inc. (a)......         110,591      4,585,103
GameStop Corp. (Class A)
  (a)(b)....................          93,467      4,833,179
RadioShack Corp. (a)........         283,394      4,605,152
                                               ------------
                                                 14,023,434
                                               ------------
DEPARTMENT STORES -- 8.9%
J. C. Penney Co., Inc. (a)..         111,353      4,199,122
Kohl's Corp. (a)(b).........         102,968      4,416,297
Macy's, Inc. (a)............         188,739      4,352,321
Nordstrom, Inc. (a).........         133,168      4,341,277
Sears Holdings Corp.
  (a)(b)....................          45,154      4,609,772
                                               ------------
                                                 21,918,789
                                               ------------
DRUG RETAIL -- 3.9%
CVS Caremark Corp. .........         117,696      4,767,865
Walgreen Co. ...............         127,520      4,857,237
                                               ------------
                                                  9,625,102
                                               ------------
FOOD RETAIL -- 9.7%
Casey's General Stores, Inc.
  (a).......................         209,009      4,723,603
Safeway, Inc. (a)...........         161,842      4,750,063
SUPERVALU, Inc. (a).........         164,510      4,932,010
The Kroger Co. (a)..........         184,652      4,690,161
Whole Foods Market, Inc.
  (a).......................         143,650      4,736,140
                                               ------------
                                                 23,831,977
                                               ------------
FOOTWEAR -- 2.0%
Brown Shoe Co., Inc. (a)....         332,636      5,012,825
                                               ------------
GENERAL MERCHANDISE STORES -- 3.7%
Family Dollar Stores, Inc.
  (a).......................         228,789      4,461,386
Target Corp. ...............          89,593      4,540,573
                                               ------------
                                                  9,001,959
                                               ------------
HYPERMARKETS & SUPER CENTERS -- 3.8%
Costco Wholesale Corp. (a)..          73,954      4,804,791
Wal-Mart Stores, Inc. ......          88,111      4,641,688
                                               ------------
                                                  9,446,479
                                               ------------
SPECIALTY STORES -- 20.4%
Barnes & Noble, Inc. (a)....         154,944      4,749,034
Blockbuster, Inc. (Class A)
  (a)(b)....................       1,421,264      4,633,321
Dick's Sporting Goods, Inc.
  (a)(b)....................         168,348      4,508,359
Office Depot, Inc. (a)(b)...         395,795      4,373,535
OfficeMax, Inc. (a).........         240,522      4,603,591
PetSmart, Inc. (a)..........         226,141      4,622,322
Sally Beauty Holdings, Inc.
  (a)(b)....................         609,905      4,208,344
Staples, Inc. (a)...........         204,990      4,532,329
Tiffany & Co. (a)...........         121,507      5,083,853
Tractor Supply Co. (a)(b)...         113,784      4,496,744
Zale Corp. (a)(b)...........         220,506      4,357,197
                                               ------------
                                                 50,168,629
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $268,582,293).......                    245,183,873
                                               ------------
SHORT TERM INVESTMENTS -- 34.3%
MONEY MARKET FUNDS -- 34.3%
STIC Prime Portfolio
  (Cost $100)...............             100            100
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $84,222,982)
  (c)(d)....................      84,222,982     84,222,982
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $84,223,082)........                     84,223,082
                                               ------------
TOTAL INVESTMENTS -- 134.0%
  (Cost $352,805,375).......                    329,406,955
OTHER ASSETS AND
  LIABILITIES -- (34.0)%....                    (83,570,866)
                                               ------------
NET ASSETS -- 100.0%........                   $245,836,089
                                               ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) S&P(R) SEMICONDUCTOR ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------              ----------   ------------
COMMON STOCKS -- 99.8%
SEMICONDUCTORS -- 99.8%
Advanced Micro Devices, Inc.
  (a)(b)....................         846,975   $  4,988,683
Altera Corp. (a)............         283,468      5,224,315
Analog Devices, Inc. .......         182,501      5,387,430
Atmel Corp. (a)(b)..........       1,517,692      5,281,568
Broadcom Corp. (Class A)
  (a)(b)....................         305,706      5,890,955
Cree, Inc. (a)(b)...........         177,824      4,971,959
Cypress Semiconductor Corp.
  (a)(b)....................         255,976      6,043,594
Integrated Device
  Technology, Inc. (a)(b)...         616,063      5,501,443
Intel Corp. ................         238,173      5,044,504
International Rectifier
  Corp. (a)(b)..............         249,370      5,361,455
Intersil Corp. (Class A)
  (a).......................         203,890      5,233,856
Linear Technology Corp.
  (a).......................         166,341      5,105,005
LSI Logic Corp. (a)(b)......       1,008,861      4,993,862
Microchip Technology, Inc.
  (a).......................         155,018      5,073,739
Micron Technology, Inc.
  (a)(b)....................         865,389      5,166,372
Microsemi Corp. (a)(b)......         226,200      5,157,360
National Semiconductor Corp.
  (a).......................         283,746      5,198,227
NVIDIA Corp. (a)(b).........         278,810      5,517,650
ON Semiconductor Corp.
  (a)(b)....................         993,337      5,642,154
Rambus, Inc. (a)(b).........         292,900      6,827,499
Silicon Laboratories, Inc.
  (a)(b)....................         163,404      5,153,762
Texas Instruments, Inc.
  (a).......................         182,953      5,172,081
Xilinx, Inc. (a)............         215,844      5,126,295
                                               ------------
TOTAL COMMON STOCKS --
  (Cost $149,869,089).......                    123,063,768
                                               ------------
SHORT TERM INVESTMENTS -- 33.4%
MONEY MARKET FUNDS -- 33.4%
STIC Prime Portfolio
  (Cost $448,282)...........         448,282        448,282
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $40,744,091)
  (c)(d)....................      40,744,091     40,744,091
                                               ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $41,192,373)........                     41,192,373
                                               ------------
TOTAL INVESTMENTS -- 133.2%
  (Cost $191,061,462).......                    164,256,141
OTHER ASSETS AND
  LIABILITIES -- (33.2)%....                    (40,978,511)
                                               ------------
NET ASSETS -- 100.0%........                   $123,277,630
                                               ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

KBW REGIONAL BANKING ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



SECURITY DESCRIPTION                SHARES         VALUE
--------------------             -----------   -------------
COMMON STOCKS -- 99.7%
REGIONAL BANKS -- 88.6%
Associated Bancorp (a).....          499,129   $  13,291,805
BancorpSouth, Inc. (a).....          694,098      16,075,310
Bank of Hawaii Corp. (a)...          326,982      16,205,228
Boston Private Financial
  Holdings, Inc. (a).......          550,688       5,831,786
Cathay General Bancorp
  (a)......................          487,607      10,108,093
Central Pacific Financial
  Corp. (a)................          464,654       8,758,728
Citizens Republic Bancorp,
  Inc. (a).................          889,197      11,052,719
City National Corp. (a)....          235,162      11,631,113
Commerce Bancshares, Inc.
  (a)......................          395,841      16,637,197
Cullen/Frost Bankers, Inc.
  (a)......................          292,580      15,518,443
CVB Financial Corp. (a)....        1,256,336      13,078,458
East West Bancorp, Inc.
  (a)......................          470,438       8,350,275
F N B Corp. (a)............        1,233,401      19,253,390
First Commonwealth
  Financial Corp. (a)......        1,319,365      15,291,440
First Community Bancorp,
  Inc. (a).................          315,500       8,471,175
First Horizon National
  Corp. (a)................          384,315       5,384,253
First Midwest Bancorp, Inc.
  (a)......................          481,896      13,382,252
FirstMerit Corp. (a).......          636,779      13,155,854
Frontier Financial Corp.
  (a)......................          642,543      11,360,160
Fulton Financial Corp.
  (a)......................          940,824      11,562,727
National Penn Bancshares,
  Inc. (a).................          642,480      11,686,711
Old National Bancorp (a)...          780,178      14,043,204
Pacific Capital Bancorp
  (a)......................          544,932      11,716,038
Prosperity Bancshares, Inc.
  (a)......................          458,973      13,154,166
Provident Bankshares Corp.
  (a)......................          499,129       5,360,645
Signature Bank (a)(b)......          424,499      10,824,725
South Financial Group, Inc.
  (a)......................          585,132       8,695,062
Sterling Bancshares, Inc.
  (a)......................        1,227,661      12,202,950
Sterling Financial
  Corp. -- Washington (a)..          499,129       7,791,404
Susquehanna Bancshares,
  Inc. (a).................          717,085      14,607,021
SVB Financial Group
  (a)(b)...................          349,966      15,272,516
Synovus Financial Corp.
  (a)......................          590,836       6,534,646
TCF Financial Corp. (a)....          636,779      11,411,080
The Colonial BancGroup,
  Inc. (a).................          734,235       7,070,683
Trustmark Corp. (a)........          573,662      12,781,189
UCBH Holdings, Inc. (a)....          923,556       7,166,795
Umpqua Holdings Corp. (a)..          631,011       9,786,981
UnionBanCal Corp. (a)......          252,415      12,388,528
United Bankshares, Inc.
  (a)......................          476,137      12,689,051
Valley National Bancorp
  (a)......................          739,998      14,215,362
Westamerica Bancorp (a)....          321,277      16,899,170
Whitney Holding Corp. (a)..          516,248      12,797,788
Wilmington Trust Corp.
  (a)......................          378,581      11,773,869
Wintrust Financial Corp.
  (a)......................          321,277      11,228,631
                                               -------------
                                                 516,498,621
                                               -------------
THRIFTS & MORTGAGE FINANCE -- 11.1%
Brookline Bancorp, Inc.
  (a)......................        1,066,963      12,248,735
Corus Bankshares, Inc.
  (a)......................        1,084,230      10,549,558
Hudson City Bancorp, Inc.
  (a)......................          694,167      12,272,872
Provident Financial
  Services, Inc. (a).......          906,384      12,816,270
Sovereign Bancorp, Inc.
  (a)......................          705,583       6,576,034
Webster Financial Corp.
  (a)......................          367,130      10,231,913
                                               -------------
                                                  64,695,382
                                               -------------
TOTAL COMMON STOCKS --
  (Cost $625,109,588)......                      581,194,003
                                               -------------
SHORT TERM INVESTMENTS -- 31.1%
MONEY MARKET FUNDS -- 31.1%
STIC Prime Portfolio
  (Cost $196,680)..........          196,680         196,680
Federated Prime Obligations
  Fund
  (Cost $105)..............              105             105
State Street Navigator
  Securities Lending Prime
  Portfolio
  (Cost $181,448,504)
  (c)(d)...................      181,448,504     181,448,504
                                               -------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $181,645,289)......                      181,645,289
                                               -------------
TOTAL INVESTMENTS -- 130.8%
  (Cost $806,754,877)......                      762,839,292
OTHER ASSETS AND
  LIABILITIES -- (30.8)%...                     (179,781,001)
                                               -------------
NET ASSETS -- 100.0%.......                    $ 583,058,291
                                               =============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) Non-income producing security.
(c) Investments of cash collateral for securities loaned.
(d) State Street Navigator Securities Lending Prime Portfolio, an affiliated Fund, is managed by SSgA Funds Management, Inc.

SPDR(R) LEHMAN 1-3 MONTH T-BILL ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT          VALUE
--------------------             ------------   ------------
U.S. TREASURY OBLIGATIONS -- 99.9%
TREASURY BILLS*
  1.80%, 05/29/2008........      $ 26,030,000   $ 25,976,110
  1.81%, 05/22/2008........        25,438,000     25,392,594
  1.82%, 05/15/2008........        25,438,000     25,399,447
  1.83%, 05/08/2008........        24,256,000     24,224,962
  1.90%, 04/10/2008........        20,115,000     20,109,971
  1.92%, 04/17/2008........        20,706,000     20,694,727
  1.93%, 04/03/2008........        19,915,000     19,914,191
  1.98%, 04/24/2008........        21,889,000     21,872,567
  2.02%, 05/01/2008........        18,339,000     18,319,820
                                                ------------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $201,796,812)......                      201,904,389
                                                ------------




                                     SHARES
                                    -------
SHORT TERM INVESTMENTS -- 0.1%
MONEY MARKET FUND -- 0.1%
State Street Institutional
  Liquid Reserves Fund
  3.22% (a)
  (Cost $103,980).............      103,980   $    103,980
                                              ------------
TOTAL INVESTMENTS -- 100.0%
  (Cost $201,900,792).........                 202,008,369
OTHER ASSETS AND
  LIABILITIES -- (0.0%) (b)...                     (25,603)
                                              ------------
NET ASSETS -- 100.0%..........                $201,982,766
                                              ============




*   Rate shown is the discount rate at time of purchase, not a coupon rate.
(a) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.
(b) Amount shown represents less than 0.05% of net assets.

SPDR(R) LEHMAN SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                     PRINCIPAL
SECURITY DESCRIPTION                  AMOUNT         VALUE
--------------------               ------------   -----------
MUNICIPAL BONDS AND NOTES -- 92.8%
ALASKA -- 1.5%
Alaska State General
  Obligation,
  Series A (FSA)
  5.25%, 08/01/2010..........        $1,000,000   $ 1,065,750
                                                  -----------
ARIZONA -- 1.1%
Arizona State Transportation
  Board, Excise Tax Revenue
  4.50%, 07/01/2009..........           755,000       776,835
                                                  -----------
CALIFORNIA -- 6.9%
California State Economic
  Recovery:
  Series A
  5.00%, 01/01/2011..........           500,000       530,340
  Series A (MBIA)
  5.00%, 07/01/2012..........         1,000,000     1,081,590
  Series B
  5.00%, 07/01/2023..........         1,000,000     1,056,900
Los Angeles, CA , Unified
  School District, Series B
  4.00%, 07/01/2009..........         1,000,000     1,023,190
Los Angeles, CA, Public Works
  Financing Authority Revenue
  5.00%, 10/01/2012..........         1,000,000     1,087,890
                                                  -----------
                                                    4,779,910
                                                  -----------
DELAWARE -- 1.1%
Delaware State General
  Obligation
  4.00%, 08/01/2011..........           750,000       785,198
                                                  -----------
FLORIDA -- 3.4%
Florida State Board of
  Education
  5.00%, 06/01/2013..........         1,000,000     1,084,970
Polk, FL, School District,
  Sales Tax Revenue (FSA)
  4.00%, 10/01/2009..........         1,215,000     1,244,269
                                                  -----------
                                                    2,329,239
                                                  -----------
GEORGIA -- 6.2%
Georgia State General
  Obligation,
  Series G
  5.00%, 10/01/2010..........         1,000,000     1,065,840
Georgia State Road & Tollway
  Authority Revenue, Series A
  5.00%, 06/01/2012..........         3,000,000     3,236,610
                                                  -----------
                                                    4,302,450
                                                  -----------
ILLINOIS -- 3.0%
Illinois State General
  Obligation,
  Series B
  5.00%, 01/01/2011..........           950,000     1,007,902
  5.00%, 03/01/2013..........         1,000,000     1,084,010
                                                  -----------
                                                    2,091,912
                                                  -----------
KANSAS -- 2.7%
Kansas State Department of
  Transportation, Highway
  Revenue,
  Series A
  5.00%, 09/01/2011..........         1,710,000     1,843,671
                                                  -----------
KENTUCKY -- 1.2%
Kentucky State Turnpike
  Authority, Economic
  Development Road Revenue
  (AMBAC)
  5.00%, 07/01/2011..........           750,000       803,213
                                                  -----------
MARYLAND -- 2.8%
Maryland State General
  Obligation
  5.00%, 08/01/2012..........         1,750,000     1,905,085
                                                  -----------
MASSACHUSETTS -- 3.1%
Massachusetts State General
  Obligation
  Series A
  5.25%, 01/01/2017..........         1,000,000     1,066,970
  Series C
  5.00%, 09/01/2010..........         1,000,000     1,059,090
                                                  -----------
                                                    2,126,060
                                                  -----------
MICHIGAN -- 4.1%
Michigan Municipal Bond
  Authority Revenue
  5.00%, 10/01/2012..........           500,000       543,290
Michigan State Building
  Authority Revenue, Series I
  5.00%, 10/15/2010..........         2,155,000     2,294,084
                                                  -----------
                                                    2,837,374
                                                  -----------
MINNESOTA -- 1.5%
Minnesota State General
  Obligation
  5.00%, 08/01/2010..........         1,000,000     1,061,530
                                                  -----------
MISSOURI -- 1.1%
Missouri State Highways &
  Transportation Commission,
  State Road Revenue, Series
  A
  5.00%, 05/01/2010..........           750,000       790,530
                                                  -----------
NEVADA -- 2.3%
Las Vegas Valley, NV, Water
  District,
  Series B
  5.00%, 06/01/2011..........         1,500,000     1,605,690
                                                  -----------
NEW JERSEY -- 4.3%
Essex County, NJ,
  Series A (FSA)
  5.00%, 06/01/2010..........         2,225,000     2,348,955
New Jersey State
  Transportation Trust Fund
  Authority, Series C
  5.00%, 06/15/2009..........           600,000       621,366
                                                  -----------
                                                    2,970,321
                                                  -----------
NEW YORK -- 13.3%
New York State General
  Obligation,
  Series C
  4.00%, 04/15/2012..........         1,000,000     1,042,350
New York State Thruway
  Authority General Revenue,
  Series H (MBIA)
  4.00%, 01/01/2012..........         1,000,000     1,036,210
New York State Thruway
  Authority, Service Contract
  Revenue
  3.00%, 04/01/2012..........         1,000,000       995,520

SPDR LEHMAN SHORT TERM MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                     PRINCIPAL
SECURITY DESCRIPTION                  AMOUNT         VALUE
--------------------               ------------   -----------
New York State Urban
  Development Corporation
  Revenue 4.00%, 03/15/2011..        $  550,000   $   571,565
  5.00%, 01/01/2010..........         1,275,000     1,333,484
New York, NY, City
  Transitional Finance
  Authority,
  Series A-1
  5.00%, 11/01/2009..........         2,000,000     2,094,940
New York, NY, General
  Obligation
  Series I-1
  4.00%, 02/01/2013..........         1,040,000     1,063,806
  Series B
  5.25%, 08/01/2011..........         1,000,000     1,069,070
                                                  -----------
                                                    9,206,945
                                                  -----------
NORTH CAROLINA -- 1.5%
North Carolina State General
  Obligation,
  Series A
  5.00%, 03/01/2011..........         1,000,000     1,069,750
                                                  -----------
OHIO -- 7.7%
Columbus, OH,
  Series D
  5.00%, 12/15/2009..........         2,000,000     2,091,160
Ohio State General Obligation
  5.00%, 05/01/2011..........         2,000,000     2,139,220
Ohio State Water Development
  Authority, Water
  Quality -- Loan Fund
  5.00%, 12/01/2011..........         1,000,000     1,083,990
                                                  -----------
                                                    5,314,370
                                                  -----------
PENNSYLVANIA -- 1.5%
Pennsylvania State General
  Obligation (MBIA)
  5.25%, 02/01/2010..........         1,000,000     1,050,080
                                                  -----------
SOUTH CAROLINA -- 1.6%
South Carolina State Public
  Service Authority Revenue
  (FSA),
  Series D
  5.00%, 01/01/2010..........         1,050,000     1,098,720
                                                  -----------
TEXAS -- 3.6%
Austin, TX, Electric Utility
  System Revenue, Series A
  (AMBAC)
  5.00%, 11/15/2010..........         1,000,000     1,062,650
Dallas, TX, General
  Obligation
  5.00%, 02/15/2011..........           710,000       756,150
Texas State General
  Obligation
  5.00%, 10/01/2012..........           625,000       678,287
                                                  -----------
                                                    2,497,087
                                                  -----------
UTAH -- 2.4%
Salt Lake City, UT, General
  Obligation
  5.00%, 06/15/2013..........         1,500,000     1,643,385
                                                  -----------
VIRGINIA -- 8.1%
Loudoun County, VA, General
  Obligation
  5.00%, 06/01/2012..........         1,000,000     1,085,810
Virginia State General
  Obligation,
  Series A
  5.00%, 06/01/2012..........         1,000,000     1,085,810
Virginia State Public
  Building Authority,
  Building Revenue Bonds,
  Series A
  5.00%, 08/01/2010..........         1,000,000     1,060,120
Virginia State Public School
  Authority
  5.25%, 08/01/2011..........         1,000,000     1,084,250
Virginia State Resources
  Authority Clean Water
  Revenue
  4.50%, 10/01/2011..........         1,200,000     1,276,932
                                                  -----------
                                                    5,592,922
                                                  -----------
WASHINGTON -- 6.8%
Energy Northwest Washington
  Electricity Revenue,
  Series A
  5.00%, 07/01/2012..........         1,000,000     1,074,150
Port of Seattle, WA, Revenue,
  Series A (FSA)
  5.00%, 03/01/2010..........         1,000,000     1,049,600
Washington State General
  Obligation,
  Series D (FSA)
  4.50%, 01/01/2012..........         2,450,000     2,595,187
                                                  -----------
                                                    4,718,937
                                                  -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $63,940,926).........                      64,266,964
                                                  -----------




                                      SHARES
                                    ---------
SHORT TERM INVESTMENTS -- 10.8%
MONEY MARKET FUND -- 10.8%
State Street Institutional Tax
  Free Money Market Fund 2.50%
  (a)
  (Cost $7,443,972)...........      7,443,972     7,443,972
                                                -----------
TOTAL INVESTMENTS -- 103.6%
  (Cost $71,384,898)..........                   71,710,936
OTHER ASSETS AND
  LIABILITIES -- (3.6)%.......                   (2,481,149)
                                                -----------
NET ASSETS -- 100.0%..........                  $69,229,787
                                                ===========




(a) State Street Institutional Tax Free Money Market Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

                                      AS A % OF TOTAL
INSURANCE COVERAGE                       NET ASSETS
------------------                    ---------------
Ambac Financial Group (AMBAC).......         2.7%
Financial Security Assurance, Inc.
  (FSA).............................        13.6%
Municipal Bond Investors Assurance
  Corp. (MBIA)......................         4.6%

SPDR(R) LEHMAN INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                 AMOUNT        VALUE
--------------------              -----------   -----------
U.S. TREASURY OBLIGATIONS -- 98.9%
Treasury Bonds
  7.25%, 05/15/2016 (a).....      $   403,000   $   517,730
  7.50%, 11/15/2016.........          387,000       505,290
  8.75%, 05/15/2017 (a).....          316,000       445,212
  8.88%, 08/15/2017.........          206,000       293,321
  9.25%, 02/15/2016 (a).....          104,000       148,241
  9.88%, 11/15/2015 (a).....          112,000       163,556
  10.63%, 08/15/2015........           68,000       102,144
  11.25%, 02/15/2015........          211,000       320,083
  11.75%, 11/15/2014........           92,000       106,804
  12.00%, 08/15/2013........          220,000       228,565
  12.50%, 08/15/2014 (a)....           83,000        95,232
  13.25%, 05/15/2014........           84,000        94,804
Treasury Notes
  1.75%, 03/31/2010.........          500,000       501,250
  2.00%, 02/28/2010 (a).....          634,000       638,812
  2.13%, 01/31/2010 (a).....          577,000       582,430
  2.50%, 03/31/2013.........          265,000       265,456
  2.75%, 02/28/2013 (a).....          398,000       403,672
  2.88%, 01/31/2013 (a).....          336,000       342,720
  3.13%, 04/15/2009 (a).....          367,000       373,221
  3.13%, 11/30/2009 (a).....          491,000       503,236
  3.25%, 12/31/2009 (a).....          530,000       544,866
  3.38%, 09/15/2009 (a).....          362,000       371,600
  3.38%, 10/15/2009 (a).....          346,000       355,570
  3.38%, 11/30/2012 (a).....          348,000       362,828
  3.50%, 08/15/2009 (a).....          360,000       369,662
  3.50%, 11/15/2009.........          358,000       369,159
  3.50%, 12/15/2009.........          355,000       366,537
  3.50%, 02/15/2010 (a).....          339,000       351,038
  3.50%, 02/15/2018 (a).....          495,000       497,782
  3.63%, 07/15/2009 (a).....          344,000       353,178
  3.63%, 10/31/2009 (a).....          486,000       501,435
  3.63%, 01/15/2010 (a).....          328,000       339,821
  3.63%, 06/15/2010 (a).....          331,000       345,905
  3.63%, 12/31/2012 (a).....          308,000       324,743
  3.63%, 05/15/2013 (a).....          438,000       462,729
  3.88%, 05/15/2009 (a).....          338,000       346,781
  3.88%, 05/15/2010 (a).....          363,000       380,406
  3.88%, 07/15/2010 (a).....          316,000       332,527
  3.88%, 09/15/2010 (a).....          298,000       314,253
  3.88%, 10/31/2012 (a).....          313,000       332,916
  3.88%, 02/15/2013.........          434,000       463,408
  4.00%, 06/15/2009 (a).....          350,000       360,321
  4.00%, 08/31/2009.........          440,000       455,299
  4.00%, 09/30/2009 (a).....          435,000       450,904
  4.00%, 03/15/2010 (a).....          343,000       359,004
  4.00%, 04/15/2010 (a).....          326,000       341,700
  4.00%, 11/15/2012.........          435,000       467,481
  4.00%, 02/15/2014 (a).....          637,000       686,864
  4.00%, 02/15/2015.........          553,000       594,574
  4.13%, 08/15/2010 (a).....          298,000       315,391
  4.13%, 08/31/2012 (a).....          318,000       341,252
  4.13%, 05/15/2015 (a).....          537,000       580,374
  4.25%, 10/15/2010.........          303,000       322,995
  4.25%, 01/15/2011 (a).....          315,000       336,940
  4.25%, 09/30/2012 (a).....          318,000       343,879
  4.25%, 08/15/2013 (a).....          724,000       788,327
  4.25%, 11/15/2013.........          687,000       749,819
  4.25%, 08/15/2014 (a).....          552,000       603,275
  4.25%, 11/15/2014 (a).....          554,000       605,550
  4.25%, 08/15/2015 (a).....          521,000       567,379
  4.25%, 11/15/2017 (a).....          510,000       543,869
  4.38%, 12/15/2010 (a).....          303,000       324,646
  4.38%, 08/15/2012 (a).....          408,000       443,990
  4.50%, 04/30/2009.........          438,000       451,911
  4.50%, 05/15/2010 (a).....          343,000       364,191
  4.50%, 11/15/2010 (a).....          311,000       333,694
  4.50%, 02/28/2011 (a).....          333,000       359,097
  4.50%, 09/30/2011 (a).....          335,000       363,338
  4.50%, 11/30/2011 (a).....          342,000       371,518
  4.50%, 03/31/2012.........          316,000       343,470
  4.50%, 04/30/2012 (a).....          316,000       343,571
  4.50%, 11/15/2015.........          521,000       575,460
  4.50%, 02/15/2016 (a).....          511,000       562,258
  4.50%, 05/15/2017 (a).....          510,000       554,013
  4.63%, 07/31/2009 (a).....          440,000       457,908
  4.63%, 11/15/2009 (a).....          462,000       484,666
  4.63%, 08/31/2011 (a).....          342,000       371,713
  4.63%, 10/31/2011 (a).....          389,000       423,940
  4.63%, 12/31/2011 (a).....          315,000       344,169
  4.63%, 02/29/2012 (a).....          309,000       337,317
  4.63%, 07/31/2012 (a).....          318,000       347,778
  4.63%, 11/15/2016 (a).....          536,000       591,267
  4.63%, 02/15/2017 (a).....          511,000       560,960
  4.75%, 02/15/2010 (a).....          390,000       412,753
  4.75%, 03/31/2011.........          333,000       361,628
  4.75%, 01/31/2012 (a).....          295,000       323,465
  4.75%, 05/31/2012 (a).....          318,000       349,002
  4.75%, 05/15/2014 (a).....          593,000       665,672
  4.75%, 08/15/2017 (a).....          515,000       569,518
  4.88%, 05/15/2009.........          508,000       526,715
  4.88%, 05/31/2009.........          440,000       456,826
  4.88%, 06/30/2009.........          440,000       457,996
  4.88%, 08/15/2009.........          511,000       534,133
  4.88%, 04/30/2011.........          318,000       346,820
  4.88%, 05/31/2011 (a).....          345,000       376,771
  4.88%, 07/31/2011 (a).....          327,000       358,016
  4.88%, 02/15/2012.........          494,000       545,144
  4.88%, 06/30/2012 (a).....          328,000       361,676
  4.88%, 08/15/2016 (a).....          526,000       588,989
  5.00%, 02/15/2011 (a).....          484,000       528,242
  5.00%, 08/15/2011 (a).....          570,000       627,388
  5.13%, 06/30/2011 (a).....          333,000       366,806
  5.13%, 05/15/2016 (a).....          511,000       581,947
  5.50%, 05/15/2009 (a).....          295,000       308,080
  5.75%, 08/15/2010 (a).....          463,000       507,638
  6.00%, 08/15/2009 (a).....          506,000       536,932
  6.50%, 02/15/2010 (a).....          451,000       491,459
                                                -----------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $43,736,093)........                     45,028,611
                                                -----------


SPDR LEHMAN INTERMEDIATE TERM TREASURY ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

SECURITY DESCRIPTION               SHARES         VALUE
--------------------             ----------   ------------
SHORT TERM INVESTMENTS -- 26.4%
MONEY MARKET FUNDS -- 26.4%
State Street Institutional
  Liquid Reserves Fund 3.22%
  (b)(c)
  (Cost $92,330).............        92,330   $     92,330
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)
  (Cost $11,942,091).........    11,942,091     11,942,091
                                              ------------
TOTAL SHORT TERM
  INVESTMENTS --
  (Cost $12,034,421).........                   12,034,421
                                              ------------
TOTAL INVESTMENTS -- 125.3%
  (Cost $55,770,514).........                   57,063,032
OTHER ASSETS AND
  LIABILITIES -- (25.3)%.....                  (11,520,744)
                                              ------------
NET ASSETS -- 100.0%.........                 $ 45,542,288
                                              ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

SPDR(R) LEHMAN LONG TERM TREASURY ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT        VALUE
--------------------              ----------   -----------
U.S. TREASURY OBLIGATIONS -- 98.5%
Treasury Bonds
  4.38%, 02/15/2038 (a).......    $  400,000   $   404,124
  4.50%, 02/15/2036 (a).......     1,065,000     1,098,068
  4.75%, 02/15/2037 (a).......       640,000       686,912
  5.00%, 05/15/2037 (a).......       633,000       706,643
  5.25%, 11/15/2028...........       395,000       443,249
  5.25%, 02/15/2029 (a).......       427,000       480,550
  5.38%, 02/15/2031...........       679,000       783,933
  5.50%, 08/15/2028 (a).......       441,000       509,893
  6.00%, 02/15/2026 (a).......       500,000       604,325
  6.13%, 11/15/2027 (a).......       836,000     1,035,444
  6.13%, 08/15/2029 (a).......       412,000       514,712
  6.25%, 08/15/2023 (a).......       865,000     1,063,085
  6.25%, 05/15/2030...........       676,000       862,698
  6.38%, 08/15/2027...........       340,000       431,647
  6.50%, 11/15/2026 (a).......       408,000       522,171
  6.63%, 02/15/2027...........       364,000       472,483
  6.75%, 08/15/2026...........       315,000       412,335
  6.88%, 08/15/2025 (a).......       420,000       552,791
  7.13%, 02/15/2023 (a).......       591,000       781,946
  7.25%, 08/15/2022 (a).......       395,000       527,202
  7.50%, 11/15/2024...........       362,000       502,289
  7.63%, 11/15/2022 (a).......       264,000       364,001
  7.63%, 02/15/2025 (a).......       353,000       495,845
  7.88%, 02/15/2021 (a).......       377,000       522,409
  8.00%, 11/15/2021 (a).......     1,166,000     1,642,346
  8.13%, 08/15/2019...........       730,000     1,016,350
  8.13%, 05/15/2021 (a).......       383,000       542,267
  8.13%, 08/15/2021...........       341,000       483,729
  8.50%, 02/15/2020...........       362,000       519,159
  8.75%, 05/15/2020...........       230,000       336,630
  8.75%, 08/15/2020 (a).......       674,000       989,034
  8.88%, 02/15/2019 (a).......       493,000       716,497
  9.00%, 11/15/2018...........       257,000       375,675
  9.13%, 05/15/2018...........       247,000       361,499
                                               -----------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $20,333,904)..........                  21,761,941
                                               -----------





                                    SHARES
                                  ---------
SHORT TERM INVESTMENTS -- 28.7%
MONEY MARKET FUNDS -- 28.7%
State Street Institutional
  Liquid Reserves Fund
  3.22%(b)(c)
  (Cost $7,554)...............        7,554         7,554
State Street Navigator
  Securities Lending Prime
  Portfolio(c)(d)
  (Cost $6,327,486)...........    6,327,486     6,327,486
                                              -----------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $6,335,040)...........                  6,335,040
                                              -----------
TOTAL INVESTMENTS -- 127.2%
  (Cost $26,668,944)..........                 28,096,981
OTHER ASSETS AND
  LIABILITIES -- (27.2)%......                 (6,007,438)
                                              -----------
NET ASSETS -- 100.0%..........                $22,089,543
                                              ===========




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

SPDR(R) BARCLAYS CAPITAL TIPS ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT        VALUE
--------------------              ----------   -----------
U.S. TREASURY OBLIGATIONS -- 99.3%
Treasury Inflation Protected Indexed Bonds
  1.75%, 01/15/2028 (a).......    $1,518,152   $ 1,500,040
  2.00%, 01/15/2026 (a).......     3,571,725     3,669,555
  2.38%, 01/15/2025 (a).......     5,270,098     5,714,578
  2.38%, 01/15/2027 (a).......     2,892,581     3,147,504
  3.38%, 04/15/2032...........     1,003,508     1,314,264
  3.63%, 04/15/2028 (a).......     3,684,896     4,762,913
  3.88%, 04/15/2029...........     4,262,183     5,744,655
Treasury Inflation Protected Indexed Notes
  0.88%, 04/15/2010 (a).......     5,242,578     5,362,948
  1.63%, 01/15/2015 (a).......     3,518,074     3,725,008
  1.63%, 01/15/2018 (a).......     1,764,965     1,850,389
  1.88%, 07/15/2013...........     3,865,539     4,166,587
  1.88%, 07/15/2015 (a).......     3,100,987     3,341,066
  2.00%, 04/15/2012 (a).......     3,017,156     3,245,977
  2.00%, 01/15/2014 (a).......     4,030,789     4,360,910
  2.00%, 07/15/2014...........     3,574,979     3,877,601
  2.00%, 01/15/2016...........     3,038,997     3,289,289
  2.38%, 04/15/2011 (a).......     3,604,519     3,870,028
  2.38%, 01/15/2017...........     3,034,908     3,380,796
  2.50%, 07/15/2016 (a).......     3,510,256     3,946,791
  2.63%, 07/15/2017 (a).......     2,390,945     2,720,417
  3.00%, 07/15/2012 (a).......     4,543,702     5,089,764
  3.38%, 01/15/2012 (a).......     1,190,937     1,339,757
  3.50%, 01/15/2011 (a).......     2,237,247     2,472,695
  4.25%, 01/15/2010 (a).......     2,375,834     2,576,948
                                               -----------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $81,533,070)..........                  84,470,480
                                               -----------




                                   SHARES
                                 ----------
SHORT TERM INVESTMENTS -- 28.6%
MONEY MARKET FUNDS -- 28.6%
State Street Institutional
  Liquid Reserves Fund 3.22%,
  (b)(c).....................        60,038         60,038
State Street Navigator
  Securities Lending Prime
  Portfolio (c)(d)...........    24,280,174     24,280,174
                                              ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $24,340,212).........                   24,340,212
                                              ------------
TOTAL INVESTMENTS -- 127.9%
  (Cost $105,873,282)........                  108,810,692
OTHER ASSETS AND
  LIABILITIES -- (27.9)%.....                  (23,755,194)
                                              ------------
NET ASSETS -- 100.0%.........                 $ 85,055,498
                                              ============




(a) Security, or portion thereof, was on loan at March 31, 2008.
(b) The rate shown is the annualized seven-day yield at period end.
(c) Affiliated Fund managed by SSgA Funds Management, Inc.
(d) Investments of cash collateral for securities loaned.

SPDR(R) LEHMAN CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT        VALUE
--------------------              ----------   -----------
MUNICIPAL BONDS AND NOTES -- 98.4%
CALIFORNIA -- 97.3%
Azusa, CA, Public Financing
  Authority Revenue (FSA)
  5.00%, 07/01/2039...........    $  800,000   $   787,504
Bakersfield, CA, Wastewater
  Revenue,
  Series A (FSA)
  5.00%, 09/15/2032...........       500,000       489,625
California Infrastructure &
  Economic
  Development Bank Revenue,
  Lien A (AMBAC)
  5.00%, 07/01/2036...........       175,000       180,553
California State Department of
  Water Resources & Power
  Supply Revenue,
  Series A (AMBAC)
  5.50%, 05/01/2013...........     1,000,000     1,094,420
California State Economic
  Recovery,
  Series A (MBIA)
  5.00%, 07/01/2015...........     1,000,000     1,086,940
California State Public Works
  Board,
  Lease Revenue, Series D
  5.00%, 05/01/2025...........       500,000       506,520
California State University
  Revenue,
  Series A (AMBAC)
  5.00%, 11/01/2025...........       500,000       508,020
California State University
  Revenue,
  Series A (FSA)
  5.00%, 11/01/2037...........       220,000       219,991
Chabot-Las Positas Community
  College
  District (AMBAC)
  5.31% *, 08/01/2024.........     1,400,000       582,806
Coast Community College
  District, CA, Series B (FSA)
  5.00%, 08/01/2023...........       800,000       828,600
Contra Costa County, CA,
  Public Financing Lease
  Revenue,
  Series B (MBIA)
  5.00%, 06/01/2017...........       315,000       336,454
Desert Community College
  District, CA, Series C (FSA)
  5.00%, 08/01/2037...........       300,000       299,979
Los Angeles, CA, Metro
  Transportation Authority,
  Sales Tax Revenue,
  Series A (FSA)
  5.00%, 07/01/2013...........       705,000       772,920
Los Angeles, CA, Unified
  School District,
  Series B (AMBAC)
  5.00%, 07/01/2022...........       500,000       521,395
Los Angeles, CA, Water & Power
  Revenue, Series A-1 (AMBAC)
  5.00%, 07/01/2023...........       900,000       935,046
North Orange County, CA,
  Community
  College District (MBIA)
  5.00%, 08/01/2015...........     1,000,000     1,099,560
Port of Oakland, CA, Revenue,
  Series B (MBIA)
  5.00%, 11/01/2026...........       600,000       606,348
San Diego, CA, Community
  College District (FSA)
  5.00%, 08/01/2032...........     1,000,000       999,930
San Francisco, CA, Bay Area
  Rapid Transit District,
  Series B
  5.00%, 08/01/2022...........       500,000       527,420
San Francisco, CA, Bay Area
  Toll
  Authority Toll Bridge
  Revenue,
  Series F
  5.00%, 04/01/2025...........       800,000       814,240
San Francisco, CA, City &
  County
  Public Utilities Commission
  Water Revenue, Series A
  (FSA)
  4.50%, 11/01/2031...........       500,000       452,170
San Francisco, CA, Community
  College
  District, Series B (AMBAC)
  5.25%, 06/15/2012...........       800,000       870,832
San Jose, CA, Redevelopment
  Agency Tax Allocation,
  Project A (MBIA)
  5.25%, 08/01/2013...........       500,000       543,435
San Mateo County, CA,
  Community College District,
  Series B
  5.00%, 09/01/2031...........       315,000       313,693
Santa Clara Valley
  Transportation Authority,
  Sales Tax Revenue,
  Series A (AMBAC)
  5.00%, 04/01/2036...........       500,000       497,015
University of California,
  Revenue,
  Series A (AMBAC)
  5.13%, 05/15/2018...........       500,000       528,380
Vista, CA, Certificates of
  Participation, Community
  Projects (MBIA)
  5.00%, 05/01/2031...........       500,000       491,245
                                               -----------
                                                16,895,041
                                               -----------
PUERTO RICO -- 1.1%
Puerto Rico Commonwealth
  Infrastructure Financing
  Authority, Series A (AMBAC)
  6.00% *, 07/01/2029.........       655,000       189,269
                                               -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $17,325,294)..........                  17,084,310
                                               -----------






                                    SHARES
                                    ------
SHORT TERM INVESTMENTS -- 0.3%
MONEY MARKET FUND -- 0.3%
State Street Institutional Tax
  Free Money Market Fund
  2.50%(a)
  (Cost $59,579)................    59,579        59,579
                                             -----------
TOTAL INVESTMENTS -- 98.7% (Cost
  $17,384,873)..................              17,143,889
OTHER ASSETS AND
  LIABILITIES -- 1.3%...........                 227,370
                                             -----------
NET ASSETS -- 100.0%............             $17,371,259
                                             ===========




*   Zero-coupon bond -- Rate shown represents current yield to maturity.
(a) State Street Institutional Tax Free Money Market Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

SPDR LEHMAN CALIFORNIA MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                      AS A % OF TOTAL
INSURANCE COVERAGE                       NET ASSETS
------------------                    ---------------
Ambac Financial Group (AMBAC).....          34.0%
Financial Security Assurance, Inc.
  (FSA)...........................          27.9%
Municipal Bond Investors Assurance
  Corp. (MBIA)....................          24.0%

SPDR(R) LEHMAN NEW YORK MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT        VALUE
--------------------              ----------   -----------
MUNICIPAL BONDS AND NOTES -- 97.0%
NEW YORK -- 86.9%
Battery Park, NY, City
  Authority Revenue, Series A
  5.25%, 11/01/2021...........    $  100,000   $   107,223
Erie County, NY, Industrial
  Development Agency, Series A
  (FSA)
  5.75%, 05/01/2024...........       500,000       545,360
Liberty, NY, Development
  Corporation Revenue
  5.25%, 10/01/2035...........       500,000       504,365
Long Island Power Authority,
  NY, Electric System Revenue,
  Series F (MBIA)
  5.00%, 05/01/2018...........       500,000       528,915
Metropolitan Transportation
  Authority,
  Series B (MBIA)
  5.00%, 11/15/2025...........       500,000       508,375
New York State Dorm Authority
  Revenue, Series C
  5.00%, 12/15/2020...........       500,000       531,115
New York State Environmental
  Facscorp,
  Series A
  4.50%, 06/15/2036...........       885,000       816,483
New York State General
  Obligation
  5.00%, 04/15/2015...........     1,000,000     1,099,330
New York State Thruway
  Authority, General Revenue:
  Series B
  5.00%, 04/01/2027...........       300,000       304,074
  Series H (FGIC)
  5.00%, 01/01/2032...........       500,000       498,585
New York State Urban
  Development Corporation
  Revenue
  Series A-1 (AMBAC)
  5.00%, 12/15/2022...........       520,000       541,882
  Series A-1
  5.00%, 12/15/2027...........       250,000       253,435
New York, NY, General
  Obligation,
  Series G
  5.00%, 08/01/2025...........       385,000       388,450
  Series J
  5.50%, 06/01/2020...........     1,000,000     1,121,720
New York, NY, Industrial
  Development Agency Revenue,
  Yankee Stadium -- Pilot
  (MBIA)
  5.00%, 03/01/2011...........       500,000       530,680
New York, NY, Municipal
  Finance Authority, Water and
  Sewer System Revenue
  5.00%, 06/15/2037...........       500,000       496,165
New York, NY, Transitional
  Finance Authority
  5.00%, 11/01/2009...........       450,000       471,361
Port Authority of New York &
  New Jersey, Revenue
  5.00%, 12/01/2029...........       500,000       501,425
Sales Tax Asset Receivables
  Corporation, NY, Series A
  (MBIA)
  5.00%, 10/15/2020...........       500,000       527,020
Triborough Bridge & Tunnel
  Authority, NY, Revenue
  5.00%, 11/15/2037...........       500,000       498,440
Westchester County, NY,
  General Obligation, Series A
  3.75%, 11/15/2012...........       500,000       519,985
                                               -----------
                                                11,294,388
                                               -----------
PUERTO RICO -- 10.1%
Puerto Rico Commonwealth,
  General Obligation,
  Series A (MBIA)
  5.50%, 07/01/2019...........       725,000       773,198
Puerto Rico Electric Power
  Authority Revenue, Series UU
  (FSA)
  5.00%, 07/01/2016...........       500,000       538,795
                                               -----------
                                                 1,311,993
                                               -----------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $12,818,285)..........                  12,606,381
                                               -----------




                                    SHARES
                                   -------
SHORT TERM INVESTMENTS -- 1.5%
State Street Institutional Tax
  Free Money Market Fund
  2.50%(a)
  (Cost $191,523)..............    191,523       191,523
                                             -----------
TOTAL INVESTMENTS -- 98.5%
  (Cost $13,009,808)...........               12,797,904
OTHER ASSETS AND
  LIABILITIES -- 1.5%..........                  200,651
                                             -----------
NET ASSETS -- 100.0%...........              $12,998,555
                                             ===========




(a) State Street Institutional Tax Free Money Market Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

                                         AS A % OF
INSURANCE COVERAGE                   TOTAL NET ASSETS
------------------                   ----------------
Ambac Financial Group (AMBAC)......         4.2%
Financial Guaranty Insurance Co.
  (FGIC)...........................         3.8%
Financial Security Assurance, Inc.
  (FSA)............................         8.3%
Municipal Bond Investors Assurance
  Corp. (MBIA).....................        22.1%

SPDR(R) LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT         VALUE
--------------------              ----------   ------------
MUNICIPAL BONDS AND NOTES -- 97.3%
ALABAMA -- 2.1%
Alabama Public School &
  College Authority
  5.00%, 12/01/2023.........      $1,500,000   $  1,554,585
Auburn University, AL,
  General Fee Revenue (FSA)
  5.00%, 06/01/2038.........       2,200,000      2,179,540
Birmingham, AL, Capital
  Investment
  Series A
  4.50%, 12/01/2027.........       1,000,000        916,430
                                               ------------
                                                  4,650,555
                                               ------------
ARIZONA -- 3.0%
Arizona State Transportation
  Board, Excise Tax Revenue
  5.00%, 07/01/2021.........       2,500,000      2,639,975
Phoenix, AZ, General
  Obligation,
  Series A
  5.00%, 07/01/2017.........       1,000,000      1,098,480
Pima County, AZ, Industrial
  Development Authority
  Lease Revenue
  5.00%, 09/01/2039.........       2,000,000      1,971,840
Salt River Project, AZ,
  Agricultural Improvement &
  Power District,
  Series A
  5.00%, 01/01/2016.........         500,000        550,110
  5.00%, 01/01/2022.........         500,000        527,185
                                               ------------
                                                  6,787,590
                                               ------------
CALIFORNIA -- 10.7%
Azusa, CA, Public Financing
  Authority Revenue (FSA)
  5.00%, 07/01/2039.........       1,200,000      1,181,256
Bay Area Infrastructure
  Financing Authority
  Revenue (FGIC)
  5.00%, 08/01/2017.........         900,000        939,591
Bay Area Toll Authority, CA,
  Toll Bridge Revenue, San
  Francisco Bay Area, Series
  F
  5.00%, 04/01/2031.........       1,500,000      1,493,910
California State Economic
  Recovery, General
  Obligation,
  Series A
  5.00%, 01/01/2011.........       1,000,000      1,060,680
California State Economic
  Recovery,
  Series A
  5.00%, 07/01/2015.........         575,000        623,311
California State Public
  Works Board Lease Revenue,
  Series D
  5.00%, 05/01/2025.........       1,000,000      1,013,040
California State University
  Revenue,
  Series A (FSA)
  5.00%, 11/01/2037.........       1,000,000        999,960
Los Angeles County, CA,
  Public Work Financing
  Authority Lease Revenue,
  Series A (MBIA)
  5.00%, 12/01/2027.........         300,000        299,235
Los Angeles, CA, Unified
  School District, Series A
  5.00%, 07/01/2018.........         900,000        966,546
San Diego California
  Community College District
  (FSA)
  5.00%, 05/01/2020.........       4,720,000      4,946,041
San Diego California Unified
  School District, Series C-
  2
  5.50%, 07/01/2019.........       1,600,000      1,800,384
San Francisco California,
  Bay Area Rapid Transit
  District, Series B
  5.00%, 08/01/2022.........       1,500,000      1,582,260
San Francisco City & County
  Public Utilities
  Commission Water Revenue,
  Series A
  4.50%, 11/01/2031.........       1,000,000        904,340
San Jose Evergreen
  California, Community
  College District,
  Series A (AMBAC)
  4.60%*, 09/01/2020........       2,500,000      1,352,775
University of California,
  Series B
  4.75%, 05/15/2038.........       1,300,000      1,200,277
West Valley-Mission
  Community College District
  Election
  2004-A (FSA)
  5.00%, 08/01/2030.........       3,000,000      3,009,930
Yuba, CA, Community College
  District,
  Series B (AMBAC)
  4.75%, 08/01/2037.........       1,000,000        907,560
                                               ------------
                                                 24,281,096
                                               ------------
COLORADO -- 1.0%
Douglas County, CO, School
  District,
  Series B
  (ST AID WITHHOLDING)
  5.00%, 12/15/2019.........       2,000,000      2,151,700
                                               ------------
CONNECTICUT -- 0.4%
Connecticut State General
  Obligation,
  Series A
  4.50%, 05/01/2026.........       1,000,000        953,740
                                               ------------
FLORIDA -- 3.2%
Florida State Board Of
  Education,
  Series B
  5.25%, 06/01/2013.........       3,000,000      3,290,310
Florida State Board Of
  Public Education, General
  Obligation
  5.00%, 06/01/2016.........         900,000        986,373
Florida State Department of
  Environmental Protection
  Revenue,
  Series A
  5.00%, 07/01/2009.........       1,000,000      1,032,280
Gainesville, FL,
  Utility System Revenue,
  Series A (FSA)
  5.00%, 10/01/2035.........         900,000        999,594
Palm Beach County, FL,
  Public Improvement
  Revenue, Biomedical
  Research Park Project,
  Series A (AMBAC)
  5.00%, 06/01/2025.........       1,000,000      1,008,920
                                               ------------
                                                  7,317,477
                                               ------------

SPDR LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT         VALUE
--------------------              ----------   ------------
GEORGIA -- 3.2%
Augusta, Georgia Water &
  Sewer Revenue (FSA)
  5.00%, 10/01/2014.........      $1,085,000   $  1,198,708
Georgia State General
  Obligation:
  Series B
  5.00%, 04/01/2012.........       2,000,000      2,165,980
  Series D
  5.00%, 07/01/2009.........       1,000,000      1,036,530
Milledgeville -- Baldwin
  County, Georgia
  Development Authority
  5.50%, 09/01/2024.........       2,500,000      2,841,875
                                               ------------
                                                  7,243,093
                                               ------------
HAWAII -- 1.7%
Hawaii State General
  Obligation,
  Series DJ (AMBAC)
  5.00%, 04/01/2023.........         900,000        929,619
Honolulu Hawaii, City &
  County, General
  Obligation, Series A
  5.00%, 07/01/2029.........       3,000,000      3,021,870
                                               ------------
                                                  3,951,489
                                               ------------
ILLINOIS -- 5.8%
Chicago, IL, O'Hare
  International Airport
  Revenue, Series A
  5.00%, 01/01/2038.........       3,000,000      2,958,600
Chicago, IL, Metropolitan
  Water Reclamation
  District, Series C
  5.25%, 12/01/2032.........       5,000,000      5,270,700
Chicago, IL, General
  Obligation, Series A
  5.00%, 01/01/2015.........         900,000        988,371
Chicago, IL, Metropolitan
  Water Reclamation
  District, Series A
  5.00%, 12/01/2020.........       1,000,000      1,077,880
Illinois State General
  Obligation,
  Series B
  5.00%, 03/01/2014.........       2,000,000      2,190,180
Southwestern, IL,
  Development Authority
  Revenue (FSA)
  4.62%*, 12/01/2021........       1,125,000        579,139
                                               ------------
                                                 13,064,870
                                               ------------
INDIANA -- 2.4%
Indiana State Finance
  Authority,
  Series A-1
  5.00%, 11/01/2015.........       5,000,000      5,327,300
                                               ------------
KANSAS -- 1.4%
Kansas State Department of
  Transportation Highway
  Revenue,
  Series A
  5.00%, 09/01/2011.........       3,000,000      3,234,510
                                               ------------
KENTUCKY -- 1.6%
Kentucky Asset Liability
  Commission Agency Revenue
  (MBIA)
  5.00%, 09/01/2013.........       1,000,000      1,083,590
Kentucky State Property &
  Buildings Commission
  5.00%, 08/01/2013.........       1,000,000      1,092,610
Kentucky State Turnpike
  Authority, Economic
  Development Road Revenue
  (AMBAC)
  5.00%, 07/01/2025.........       1,500,000      1,524,495
                                               ------------
                                                  3,700,695
                                               ------------
MARYLAND -- 4.0%
Maryland State General
  Obligation, First Series
  5.00%, 08/01/2012.........       1,250,000      1,360,775
Maryland State, Department
  of Transportation
  5.00%, 02/15/2015.........       1,500,000      1,649,670
Montgomery, MD, General
  Obligation,
  Series A
  5.00%, 09/01/2015.........       5,530,000      6,069,063
                                               ------------
                                                  9,079,508
                                               ------------
MASSACHUSETTS -- 5.8%
Massachusetts Bay
  Transportation Authority,
  Massachusetts Sales Tax
  Revenue, Series A
  5.00%, 07/01/2021.........       1,000,000      1,066,930
Massachusetts School
  Building Authority
  5.00%, 08/15/2026.........       5,000,000      5,095,350
Massachusetts School
  Building Authority, Series
  A
  5.00%, 08/15/2024.........       1,000,000      1,025,960
Massachusetts State General
  Obligation, Series A
  5.25%, 08/01/2019.........         900,000        991,269
  Series C
  5.50%, 12/01/2022.........       2,500,000      2,823,600
Massachusetts State Water
  Pollution Abatement Trust
  5.25%, 08/01/2033.........       2,000,000      2,109,780
                                               ------------
                                                 13,112,889
                                               ------------
MICHIGAN -- 0.8%
Michigan Municipal Bond
  Authority Revenue
  5.00%, 10/01/2022.........      $1,700,000      1,780,240
                                               ------------
MINNESOTA -- 2.3%
Minnesota State, General
  Obligation
  5.00%, 06/01/2015.........       1,820,000      2,015,814
  5.00%, 06/01/2018.........       2,940,000      3,191,870
                                               ------------
                                                  5,207,684
                                               ------------
MISSISSIPPI -- 0.5%
Mississippi State, General
  Obligation
  5.00%, 12/01/2013.........       1,000,000      1,091,400
                                               ------------
MISSOURI -- 0.9%
Missouri State Regional
  Convention & Sports
  Complex Authority (AMBAC)
  5.25%, 08/15/2016.........       1,800,000      1,951,002
                                               ------------
NEBRASKA -- 0.9%
Omaha Public Power District,
  Series A
  5.00%, 02/01/2039.........       2,000,000      1,984,320
                                               ------------

SPDR LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT         VALUE
--------------------              ----------   ------------
NEVADA -- 4.0%
Clark County, Nevada,
  General Obligation (FSA)
  4.50%, 06/01/2018.........      $1,475,000   $  1,527,923
Clark County, NV, School
  District, General
  Obgligation, Series B
  4.50%, 06/15/2016.........       2,010,000      2,122,741
Clark County, NV, School
  District,
  Series A
  5.00%, 06/15/2014.........         900,000        989,343
Clark County NV, General
  Obligation (FSA)
  4.75%, 06/01/2025.........       1,735,000      1,722,820
Las Vegas Valley, Nevada,
  Water District, General
  Obligation,
  Series B
  5.00%, 06/01/2015.........       1,500,000      1,648,335
Nevada State Highway
  Improvement Revenue (FSA)
  5.00%, 12/01/2017.........       1,000,000      1,093,210
                                               ------------
                                                  9,104,372
                                               ------------
NEW JERSEY -- 3.4%
New Jersey State Educational
  Facilities Authority
  Revenue, Higher Education,
  Capital Improvement,
  Series A
  5.00%, 09/01/2018.........         735,000        788,537
New Jersey State
  Transpotation Trust Fund
  Authority, Series A
  5.25%, 06/15/2012.........       1,305,000      1,431,350
New Jersey State Turnpike
  Authority,
  Series A (FSA)
  5.25%, 01/01/2027.........       1,000,000      1,058,960
New Jersey State, Montclair
  State University, Series J
  5.25%, 07/01/2020.........       3,420,000      3,726,535
New Jersey Transportation
  Trust Fund Authority,
  Series C (FSA)
  5.98%*, 12/15/2029........       2,585,000        801,454
                                               ------------
                                                  7,806,836
                                               ------------
NEW YORK -- 15.2%
Erie County, NY, Industrial
  Development Agency, Series
  A (FSA)
  5.75%, 05/01/2019.........       1,500,000      1,717,260
Long Island Power Authority,
  NY, Electric System
  Revenue,
  Series F (MBIA)
  5.00%, 05/01/2018.........       1,500,000      1,586,745
New York City Municipal
  Water Finance Authority:
  Series D
  5.00%, 06/15/2038.........       1,000,000        992,220
  Series C
  4.75%, 06/15/2033.........       1,000,000        953,320
New York City, NY,
  Transitional Finance
  Authority, Series B
  5.00%, 08/01/2021.........       3,725,000      3,854,928
New York Local Government
  Assistance Corp. Series A
  5.00%, 04/01/2020.........       5,000,000      5,336,350
New York NY, City
  Transitional Finance
  Authority, Subseries D-2
  5.00%, 11/01/2013.........       1,500,000      1,648,950
New York State Environmental
  Facscorp, Series A
  4.50%, 06/15/2036.........       1,500,000      1,383,870
New York State Thruway
  Authority, General
  Revenue, Series G (FSA)
  4.75%, 01/01/2030.........         920,000        904,019
New York State Thruway
  Authority:
  Series B (FSA)
  5.00%, 04/01/2014.........       4,000,000      4,389,880
  Series A
  5.00%, 04/01/2021.........         500,000        529,025
New York State Urban
  Development Corp. Revenue:
  Series A-1 (AMBAC)
  5.00%, 12/15/2022.........       1,000,000      1,042,080
  Series B (AMBAC)
  3.63%, 03/15/2012.........         710,000        729,071
New York, NY, City Municipal
  Water Finance Authority
  Revenue
  5.00%, 06/15/2038.........       1,000,000        992,220
New York, NY, City
  Transitional Finance
  Authority Revenue,
  Sub Series C-1
  5.00%, 11/01/2020.........         900,000        959,193
New York, NY, General
  Obligation,
  Series B
  5.25%, 08/01/2015.........       4,000,000      4,323,280
New York, NY, General
  Obligation,
  Series C-1
  5.00%, 10/01/2012.........       1,400,000      1,495,032
Port Authority of New York &
  New Jersey, Revenue
  5.00%, 12/01/2029.........       1,500,000      1,504,275
                                               ------------
                                                 34,341,718
                                               ------------
NORTH CAROLINA -- 4.0%
North Carolina State,
  General Obligation, Series
  B
  5.00%, 04/01/2014.........       1,000,000      1,102,630
North Carolina State,
  General Obligation, Series
  B
  5.00%, 04/01/2016.........       2,000,000      2,216,460
University of North
  Carolina, Chapel Hill
  5.00%, 12/01/2031.........       5,640,000      5,678,296
                                               ------------
                                                  8,997,386
                                               ------------
OHIO -- 1.3%
Columbus, OH, General
  Obligation,
  Series D
  5.00%, 12/15/2009.........       1,000,000      1,045,580
Hamilton County, OH,
  Sales Tax Revenue,
  Series A (AMBAC)
  5.00%, 12/01/2022.........         955,000        984,729

SPDR LEHMAN MUNICIPAL BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                   PRINCIPAL
SECURITY DESCRIPTION                AMOUNT         VALUE
--------------------              ----------   ------------
University of Akron General
  Receipts,
  Series A (FSA)
  5.00%, 01/01/2033.........      $1,000,000   $    994,300
                                               ------------
                                                  3,024,609
                                               ------------
PENNSYLVANIA -- 4.7%
Central Bucks School, PA,
  School District
  (ST AID WITHHOLDING)
  5.00%, 05/15/2023.........       5,000,000      5,225,950
Commonwealth Financing
  Authority Revenue, Series
  A (FSA)
  5.00%, 06/01/2025.........       1,925,000      1,968,890
Pennsylvania State General
  Obligation,
  Series A
  4.50%, 11/01/2021.........       2,390,000      2,415,884
  5.00%, 11/01/2013.........       1,000,000      1,096,610
                                               ------------
                                                 10,707,334
                                               ------------
SOUTH CAROLINA -- 1.9%
Charleston County, SC,
  Sales Tax Revenue
  5.00%, 11/01/2018.........       2,000,000      2,187,760
South Carolina State Public
  Service Authority, Series
  C
  5.00%, 01/01/2016.........       1,275,000      1,400,970
South Carolina
  Transportation
  Infrastructure Bank
  Revenue,
  Series A (AMBAC)
  5.50%, 10/01/2019.........         650,000        719,537
                                               ------------
                                                  4,308,267
                                               ------------
TEXAS -- 6.3%
Dallas, TX, General
  Obligation
  5.00%, 02/15/2024.........       3,055,000      3,124,959
Denton, Texas Independent
  School District, General
  Obligation
  (PSF-GTD)
  5.00%, 08/15/2028.........       1,000,000      1,008,880
Houston TX, Utility System
  Revenue,
  Series A
  5.25%, 11/15/2017.........         900,000        996,615
Texas State General
  Obligation
  4.75%, 04/01/2036.........       1,000,000        950,990
  5.00%, 04/01/2029.........       5,000,000      5,003,900
Wichita Falls, TX, Water and
  Sewer Revenue (FGIC)
  4.50%, 08/01/2023.........       1,000,000        953,770
Williamson County, TX,
  General Obligation (MBIA)
  5.25%, 02/15/2018.........       2,000,000      2,194,380
                                               ------------
                                                 14,233,494
                                               ------------
UTAH -- 1.0%
Utah State, General
  Obligation,
  Series A
  5.00%, 07/01/2015.........       2,000,000      2,193,700
                                               ------------
VIRGINIA -- 0.9%
Fairfax County, VA, General
  Obligation,
  Series A
  4.00%, 04/01/2020.........       1,000,000        982,230
Virginia College Building
  Authority, Educational
  Facilities Revenue,
  Series B
  5.00%, 02/01/2009.........       1,000,000      1,027,570
                                               ------------
                                                  2,009,800
                                               ------------
WASHINGTON -- 2.9%
Central Puget Sound, WA,
  Regional Transit
  Authority, Sales & Use Tax
  Revenue, Series A
  5.00%, 11/01/2036.........       2,000,000      1,987,880
Energy Northwest Washington
  Electric Revenue, Series A
  (MBIA)
  5.50%, 07/01/2012.........       1,200,000      1,320,168
King County, WA, School
  District, General
  Obligation, Series A
  (SCH BD GTY)
  4.00%, 06/01/2011.........       1,250,000      1,302,738
Washington State General
  Obligation,
  Series A
  5.00%, 07/01/2023.........         900,000        932,976
Washington State, General
  Obligation,
  Series C
  4.25%, 01/01/2013.........       1,000,000      1,052,140
                                               ------------
                                                  6,595,902
                                               ------------
TOTAL MUNICIPAL BONDS AND NOTES --
  (Cost $222,622,193).......                    220,194,576
                                               ------------




                                     SHARES
                                   ---------
SHORT TERM INVESTMENTS -- 0.6%
MONEY MARKET -- 0.6%
State Street Institutional
  Tax Free Money Market Fund
  2.50% (a)
  (Cost $1,341,624)..........      1,341,624      1,341,624
                                               ------------
TOTAL INVESTMENTS -- 97.9%
  (Cost $223,963,817)........                   221,536,200
OTHER ASSETS AND
  LIABILITIES -- 2.1%........                     4,752,923
                                               ------------
NET ASSETS -- 100.0%.........                  $226,289,123
                                               ============




*   Zero Coupon Bond -- Rate shown represents current yield to maturity.
(a) State Street Institutional Tax Free Money Market Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

                                      AS A % OF TOTAL
INSURANCE COVERAGE                       NET ASSETS
------------------                    ---------------
Financial Security Assurance, Inc,
  (FSA).............................       13.82%
Ambac Financial Group (AMBAC).......        4.92%
Short Term Aid Withholding (ST AID
  WITHHOLDING)......................        3.26%
Municipal Bond Investors Assurance
  Corp. (MBIA)......................        2.87%
Financial Guaranty Insurance Co.
  (FGIC)............................        0.84%
School Board (SCH BD)...............        0.58%
Permanent School Fund Guaranteed
  (PSF-GTD).........................        0.45%

SPDR(R) LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
CORPORATE BONDS & NOTES -- 27.1%
AEROSPACE & DEFENSE -- 0.6%
Boeing Co.
  6.13%, 02/15/2033..........    $   70,000   $     73,485
Honeywell International, Inc.
  6.13%, 11/01/2011..........       385,000        411,870
                                              ------------
                                                   485,355
                                              ------------
AUTOMOBILES -- 0.5%
DaimlerChrysler NA Holding
  Corp.
  7.20%, 09/01/2009..........       385,000        401,125
                                              ------------
BEVERAGES -- 0.2%
Diageo Capital PLC
  5.75%, 10/23/2017..........       115,000        117,265
                                              ------------
BUILDING PRODUCTS -- 0.1%
Masco Corp.
  6.13%, 10/03/2016..........       115,000        101,025
                                              ------------
CAPITAL MARKETS -- 2.5%
Morgan Stanley
  4.00%, 01/15/2010..........     1,050,000      1,030,034
Svensk Exportkredit AB
  5.13%, 03/01/2017..........       175,000        187,488
The Goldman Sachs Group, Inc.
  5.35%, 01/15/2016..........       560,000        539,849
  5.95%, 01/15/2027..........       140,000        122,166
                                              ------------
                                                 1,879,537
                                              ------------
CHEMICALS -- 0.2%
E.I. du Pont de Nemours & Co.
  5.25%, 12/15/2016..........       175,000        177,033
                                              ------------
COMMERCIAL BANKS -- 4.9%
Bank Of New York Mellon Corp.
  4.95%, 11/01/2012..........       235,000        241,647
Deutsche Bank AG London
  5.38%, 10/12/2012..........       175,000        181,114
  6.00%, 09/01/2017..........       210,000        218,690
European Investment Bank
  5.00%, 02/08/2010..........       585,000        614,613
HSBC Bank USA NA
  4.63%, 04/01/2014..........       350,000        336,566
Inter-American Development
  Bank
  5.13%, 09/13/2016..........       175,000        193,105
International Bank for
  Reconstruction &
  Development
  4.75%, 02/15/2035..........        40,000         40,387
JPMorgan Chase Bank NA
  6.00%, 10/01/2017..........       250,000        261,373
Key Bank NA
  5.80%, 07/01/2014..........       210,000        200,122
Oesterreichische Kontrollbank
  AG
  4.75%, 10/16/2012..........       175,000        187,813
Royal Bank of Scotland Group
  PLC
  5.00%, 11/12/2013..........       175,000        171,116
US Bank NA
  6.38%, 08/01/2011..........       115,000        124,133
Wachovia Bank NA
  5.85%, 02/01/2037..........       315,000        265,388
Wells Fargo & Co.
  4.88%, 01/12/2011..........       175,000        180,081
  5.63%, 12/11/2017..........       115,000        117,952
Wells Fargo Bank NA
  4.75%, 02/09/2015..........       385,000        379,841
                                              ------------
                                                 3,713,941
                                              ------------
COMMUNICATIONS EQUIPMENT -- 0.2%
Cisco Systems, Inc.
  5.50%, 02/22/2016..........       105,000        107,680
                                              ------------
COMPUTERS & PERIPHERALS -- 0.3%
International Business
  Machines Corp.
  5.88%, 11/29/2032..........        70,000         68,912
Oracle Corp.
  5.00%, 01/15/2011..........       175,000        179,736
                                              ------------
                                                   248,648
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 6.9%
Bank of America Corp.
  7.80%, 02/15/2010..........       265,000        284,102
Bank of America NA
  5.30%, 03/15/2017..........       525,000        521,955
CIT Group, Inc.
  4.25%, 02/01/2010..........       735,000        584,325
Citigroup, Inc.
  5.63%, 08/27/2012..........       875,000        870,300
Credit Suisse USA, Inc.
  6.50%, 01/15/2012..........       735,000        789,242
General Electric Capital
  Corp.
  5.25%, 10/19/2012..........       175,000        181,703
  6.75%, 03/15/2032..........       105,000        112,211
HSBC Finance Corp.
  5.25%, 01/14/2011..........       735,000        746,093
JPMorgan Chase & Co.
  6.63%, 03/15/2012..........     1,010,000      1,078,914
Lehman Brothers Holdings,
  Inc.
  6.75%, 12/28/2017..........       115,000        110,377
                                              ------------
                                                 5,279,222
                                              ------------
ELECTRIC UTILITIES -- 0.9%
Consolidated Edison Co. NY, Inc. Ser 07 A
  6.30%, 08/15/2037..........        70,000         68,206
Pacific Gas & Electric Co.
  4.80%, 03/01/2014..........       385,000        380,461
Progress Energy, Inc.
  7.75%, 03/01/2031..........       175,000        204,459
                                              ------------
                                                   653,126
                                              ------------
FOOD & STAPLES RETAILING -- 0.3%
CVS Caremark Corp.
  6.25%, 06/01/2027..........       115,000        114,406
Wal-Mart Stores, Inc.
  5.88%, 04/05/2027..........       140,000        137,319
                                              ------------
                                                   251,725
                                              ------------

SPDR LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
FOOD PRODUCTS -- 0.6%
Archer-Daniels-Midland Co.
  5.38%, 09/15/2035..........    $  105,000   $     91,824
General Mills, Inc.
  5.70%, 02/15/2017..........       175,000        172,808
Kraft Foods, Inc.
  5.63%, 11/01/2011..........       175,000        177,890
                                              ------------
                                                   442,522
                                              ------------
HEALTCARE-PRODUCTS -- 0.1%
Baxter International, Inc.
  6.25%, 12/01/2037..........        60,000         60,843
                                              ------------
HEALTH CARE PROVIDERS & SERVICES -- 0.5%
UnitedHealth Group, Inc.
  5.25%, 03/15/2011..........       385,000        388,517
                                              ------------
HOUSEHOLD PRODUCTS -- 0.1%
Procter & Gamble Co.
  5.55%, 03/05/2037..........       105,000        103,570
                                              ------------
INSURANCE -- 1.1%
American International Group,
  Inc.
  5.45%, 05/18/2017..........       350,000        338,209
MetLife, Inc.
  5.70%, 06/15/2035..........       175,000        151,343
The Allstate Corp.
  5.95%, 04/01/2036..........        70,000         62,629
The Travelers Cos., Inc.
  6.25%, 03/15/2037..........       175,000        153,315
XL Capital, Ltd.
  6.50%, 12/31/2049..........       175,000        123,266
                                              ------------
                                                   828,762
                                              ------------
MACHINERY -- 0.1%
Caterpillar, Inc.
  6.05%, 08/15/2036..........        70,000         70,509
                                              ------------
MEDIA -- 0.6%
Comcast Corp.
  6.50%, 01/15/2017..........       140,000        143,252
News America, Inc.
  6.15%, 03/01/2037..........       105,000         98,983
Time Warner Cable, Inc.
  5.85%, 05/01/2017..........       140,000        133,526
Time Warner, Inc.
  7.70%, 05/01/2032..........       105,000        111,257
                                              ------------
                                                   487,018
                                              ------------
METALS & MINING -- 0.2%
Vale Overseas, Ltd.
  6.88%, 11/21/2036..........       140,000        134,567
                                              ------------
MULTI-UTILITIES -- 0.2%
Midamerican Energy Holdings
  Co.
  6.13%, 04/01/2036..........       175,000        169,971
                                              ------------
MULTILINE RETAIL -- 0.2%
Macy's Retail Holdings, Inc.
  5.35%, 03/15/2012..........       175,000        165,955
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 1.5%
Anadarko Petroleum Corp.
  5.95%, 09/15/2016..........       140,000        144,381
Canadian Natural Resources,
  Ltd.
  6.25%, 03/15/2038..........       175,000        166,477
ConocoPhillips Canada Funding
  Co.
  5.63%, 10/15/2016..........       385,000        402,036
Southern Natural Gas Co.
  5.90%, 04/01/2017 (a)......       385,000        378,890
Transocean, Inc.
  6.00%, 03/15/2018..........        60,000         61,433
                                              ------------
                                                 1,153,217
                                              ------------
PHARMACEUTICALS -- 0.9%
Abbott Laboratories
  5.60%, 05/15/2011..........       175,000        185,171
AstraZeneca PLC
  6.45%, 09/15/2037..........        35,000         37,438
Eli Lilly & Co.
  5.20%, 03/15/2017..........       140,000        143,194
Schering-Plough Corp.
  6.00%, 09/15/2017..........       175,000        175,218
Wyeth
  5.95%, 04/01/2037..........       105,000        102,234
                                              ------------
                                                   643,255
                                              ------------
REAL ESTATE INVESTMENT TRUST -- 0.7%
Simon Property Group LP
  5.60%, 09/01/2011..........       560,000        558,884
                                              ------------
ROAD & RAIL -- 0.3%
CSX Corp.
  6.15%, 05/01/2037..........        70,000         60,745
Norfolk Southern Corp.
  7.70%, 05/15/2017..........       140,000        160,419
                                              ------------
                                                   221,164
                                              ------------
SPECIALTY RETAIL -- 0.4%
Home Depot, Inc.
  5.40%, 03/01/2016..........       175,000        162,893
United Parcel Service, Inc.
  6.20%, 01/15/2038..........       115,000        122,056
                                              ------------
                                                   284,949
                                              ------------
WIRELESS TELECOMMUNICATION SERVICES -- 2.0%
AT&T Corp.
  8.00%, 11/15/2031..........       210,000        243,633
Deutsche Telekom
  International Finance BV
  8.00%, 06/15/2010..........       385,000        410,681
Embarq Corp.
  7.08%, 06/01/2016..........        70,000         66,462
New Cingular Wireless
  Services, Inc.
  8.13%, 05/01/2012..........       175,000        195,899
Sprint Capital Corp.
  6.88%, 11/15/2028..........       105,000         78,225
Telecom Italia Capital SA
  5.25%, 10/01/2015..........       245,000        222,545
Verizon Global Funding Corp.
  6.88%, 06/15/2012..........       175,000        189,264
Vodafone Group PLC
  5.63%, 02/27/2017..........       105,000        102,081
                                              ------------
                                                 1,508,790
                                              ------------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $20,900,653).........                   20,638,175
                                              ------------

SPDR LEHMAN AGGREGATE BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
FOREIGN GOVERNMENT AGENCY OBLIGATIONS -- 1.7%
Province of Ontario
  4.95%, 06/01/2012..........    $  210,000   $    224,701
Province of Quebec
  7.50%, 09/15/2029..........       210,000        278,071
Republic of Italy
  5.63%, 06/15/2012..........       350,000        384,678
United Mexican States
  5.63%, 01/15/2017..........       385,000        403,800
                                              ------------
TOTAL FOREIGN GOVERNMENT AGENCY OBLIGATIONS --
  (Cost $1,248,156)..........                    1,291,250
                                              ------------
US AGENCY MBS TBA -- 38.4%
Fannie Mae
  5.00%, 15YR TBA............     1,400,000      1,413,344
  5.50%, 30YR TBA............     6,000,000      6,057,187
  6.00%, 15YR TBA............     1,250,000      1,286,328
  6.50%, 30YR TBA............     2,600,000      2,692,219
  7.00%, 30YR TBA............       750,000        787,031
Freddie Mac
  4.50%, 15YR TBA............     1,850,000      1,822,707
  5.00%, 30YR TBA............     3,700,000      3,660,977
  5.50%, 15YR TBA............     1,150,000      1,173,180
  6.00%, 30YR TBA............     5,500,000      5,638,359
  6.50%, 15YR TBA............     1,000,000      1,033,125
Ginnie Mae
  5.00%, 30YR TBA............       300,000        299,719
  5.50%, 30YR TBA............     1,000,000      1,019,063
  6.00%, 30YR TBA............     1,300,000      1,341,234
  6.50%, 30YR TBA............     1,000,000      1,039,219
                                              ------------
TOTAL US AGENCY MBS TBAS --
  (Cost $29,089,781).........                   29,263,692
                                              ------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 7.2%
Fannie Mae
  4.88%, 04/15/2009..........       350,000        359,835
  5.00%, 02/16/2012..........       733,000        786,694
  5.00%, 05/11/2017..........       350,000        373,815
  7.13%, 01/15/2030..........       340,000        442,054
Federal Home Loan Bank
  5.13%, 08/14/2013..........       735,000        797,817
  5.38%, 08/19/2011..........     1,295,000      1,403,314
Freddie Mac
  4.50%, 01/15/2013..........       140,000        147,804
  4.88%, 02/09/2010..........       350,000        366,516
  5.00%, 04/18/2017..........       733,000        782,603
                                              ------------
TOTAL GOVERNMENT AGENCY OBLIGATIONS --
  (Cost $5,270,243)..........                    5,460,452
                                              ------------
U.S. TREASURY OBLIGATIONS -- 21.5%
Treasury Bonds
  4.50%, 02/15/2036..........       557,000        574,295
  6.00%, 02/15/2026..........     1,614,000      1,950,761
  8.88%, 08/15/2017..........     1,398,000      1,990,598
Treasury Notes
  3.25%, 12/31/2009..........       525,000        539,726
  4.00%, 08/31/2009..........     1,165,000      1,205,507
  4.00%, 04/15/2010..........     1,958,000      2,052,298
  4.13%, 05/15/2015..........       900,000        972,693
  4.50%, 04/30/2012..........     4,918,000      5,347,095
  4.88%, 08/15/2016..........     1,558,000      1,744,571
                                              ------------
TOTAL U.S. TREASURY OBLIGATIONS --
  (Cost $15,763,963).........                   16,377,544
                                              ------------
SHORT TERM INVESTMENTS -- 40.2%
COMMERCIAL PAPER 37.4% (b)
Grampian Funding LLC
  2.75%, 04/03/2008 (c)......     1,500,000      1,499,771
Lexington Parker Capital Co.
  3.45%, 04/14/2008 (c)......     9,000,000      8,988,787
Mont Blanc Capital Corp.
  2.78%, 04/21/2008 (c)......       500,000        499,228
Regency Markets No. 1 LLC
  2.80%, 04/17/2008 (c)......     8,500,000      8,489,422
Surrey Funding Corp.
  3.10%, 04/14/2008 (c)......     9,000,000      8,989,925
                                              ------------
                                                28,467,133
                                              ------------
MONEY MARKET FUND -- 2.8%
State Street Institutional
  Liquid Reserves Fund (d)(c)
  3.22%, 12/31/2020..........     2,109,177      2,109,177
                                              ------------
TOTAL SHORT TERM INVESTMENTS --
  (Cost $30,576,310).........                   30,576,310
                                              ------------
TOTAL INVESTMENTS -- 136.1%
  (Cost $102,849,106)........                  103,607,423
OTHER ASSETS AND
  LIABILITIES -- (36.1)%.....                  (27,453,539)
                                              ------------
NET ASSETS -- 100.0%.........                 $ 76,153,884
                                              ============




(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.50% of net assets as of March 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Rate shown is annualized yield at time of purchase; not coupon rate.
(c) Security or a portion of the security has been designated as collateral for TBA securities.
(d) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

TBA = To Be Announced

SPDR(R) LEHMAN INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT           VALUE
--------------------           --------------   ------------
FOREIGN GOVERNMENT OBLIGATIONS -- 95.9%
AUSTRALIA -- 2.0%
Commonwealth of Australia
  6.00%, 02/15/2017........         4,900,000   $  4,457,405
  6.50%, 05/15/2013........         6,400,000      5,945,795
  7.50%, 09/15/2009........         4,540,000      4,212,916
                                                ------------
                                                  14,616,116
                                                ------------
AUSTRIA -- 3.5%
Republic of Austria
  3.80%, 10/20/2013 (a)....         5,700,000      9,019,742
  4.65%, 01/15/2018........         5,760,000      9,509,886
  6.25%, 07/15/2027........         3,900,000      7,444,368
                                                ------------
                                                  25,973,996
                                                ------------
BELGIUM -- 4.6%
Kingdom of Belgium
  5.00%, 09/28/2012........        11,050,000     18,287,040
  5.00%, 03/28/2035........         3,200,000      5,212,891
  5.50%, 09/28/2017........         6,230,000     10,847,963
                                                ------------
                                                  34,347,894
                                                ------------
CANADA -- 3.8%
Government of Canada
  4.00%, 06/01/2016........         6,400,000      6,547,143
  4.25%, 09/01/2009........         6,400,000      6,376,422
  5.25%, 06/01/2012........         6,400,000      6,810,740
  5.75%, 06/01/2029........         6,725,000      8,250,570
                                                ------------
                                                  27,984,875
                                                ------------
DENMARK -- 2.4%
Kingdom of Denmark
  4.00%, 11/15/2017........         6,500,000      1,363,910
  5.00%, 11/15/2013........        73,400,000     16,451,410
  6.00%, 11/15/2009........         1,500,000        328,862
                                                ------------
                                                  18,144,182
                                                ------------
FRANCE -- 4.6%
Republic of France
  4.00%, 04/25/2013........         4,500,000      7,194,293
  5.50%, 10/25/2010........        11,120,000     18,404,118
  5.75%, 10/25/2032........         4,480,000      8,213,293
                                                ------------
                                                  33,811,704
                                                ------------
GERMANY -- 12.5%
Federal Republic of Germany
  3.50%, 10/09/2009........        29,700,000     46,925,599
  4.00%, 01/04/2037........         4,480,000      6,482,255
  4.25%, 07/04/2017........         8,000,000     13,028,550
  4.50%, 01/04/2013........         9,600,000     15,804,175
  5.63%, 01/04/2028........         5,760,000     10,412,365
                                                ------------
                                                  92,652,944
                                                ------------
GREECE -- 4.2%
Republic of Greece
  3.70%, 07/20/2015........        20,120,000     30,782,522
  4.50%, 09/20/2037........           300,000        430,595
                                                ------------
                                                  31,213,117
                                                ------------
ITALY -- 12.2%
Republic of Italy
  3.00%, 01/15/2010........    $   15,755,000   $ 24,643,041
  4.00%, 02/01/2037........         9,550,000     12,960,492
  4.75%, 02/01/2013........         8,005,000     13,117,619
  5.25%, 08/01/2017........        14,125,000     23,999,747
  6.50%, 11/01/2027........         8,000,000     15,316,260
                                                ------------
                                                  90,037,159
                                                ------------
JAPAN -- 23.3%
Government of Japan 5 Year
  Bond
  1.50%, 03/20/2011........       325,000,000      3,346,052
Government of Japan 10 Year
  Issue
  1.30%, 06/20/2012........     4,240,000,000     43,626,441
  1.50%, 09/20/2014........     2,640,000,000     27,633,441
  1.80%, 09/21/2009........     4,461,000,000     45,618,324
Government of Japan 20 Year
  Bond
  2.30%, 06/20/2027........     1,300,000,000     13,570,650
  2.60%, 03/20/2019........     2,574,500,000     29,068,041
  2.90%, 09/20/2019........       352,000,000      4,097,056
Government of Japan 30 Year
  Bond
  2.40%, 03/20/2037........       549,000,000      5,540,259
                                                ------------
                                                 172,500,264
                                                ------------
MEXICO -- 2.4%
United Mexican States
  9.00%, 12/24/2009........        53,890,000      5,191,155
  9.00%, 12/20/2012........        76,140,000      7,595,726
  10.00%, 12/05/2024.......        45,075,000      5,204,505
                                                ------------
                                                  17,991,386
                                                ------------
NETHERLANDS -- 4.3%
Kingdom of the Netherlands
  3.75%, 07/15/2009........         6,600,000     10,451,891
  3.75%, 07/15/2014........        11,200,000     17,710,224
  5.50%, 01/15/2028........         1,920,000      3,388,341
                                                ------------
                                                  31,550,456
                                                ------------
POLAND -- 2.7%
Republic of Poland
  6.00%, 05/24/2009........        19,100,000      8,572,185
  6.25%, 10/24/2015........        25,600,000     11,663,422
                                                ------------
                                                  20,235,607
                                                ------------
SOUTH AFRICA -- 1.8%
Republic of South Africa
  13.50%, 09/15/2015.......        90,600,000     13,656,948
                                                ------------
SPAIN -- 4.5%
Kingdom of Spain
  3.15%, 01/31/2016........         8,000,000     11,928,492
  3.25%, 07/30/2010........         7,320,000     11,475,146
  4.20%, 01/31/2037........         2,930,000      4,250,235
  6.15%, 01/31/2013........         3,200,000      5,572,951
                                                ------------
                                                  33,226,824
                                                ------------
SWEDEN -- 2.5%
Kingdom of Sweden
  3.75%, 08/12/2017........        26,300,000      4,363,265
  5.50%, 10/08/2012........        76,900,000     13,852,491
                                                ------------
                                                  18,215,756
                                                ------------

SPDR LEHMAN INTERNATIONAL TREASURY BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT           VALUE
--------------------           --------------   ------------
TAIWAN -- 0.2%
Government of Taiwan
  2.38%, 09/21/2017........        50,000,000   $  1,641,938
                                                ------------
UNITED KINGDOM -- 4.4%
United Kingdom Treasury
  Bond
  4.75%, 09/07/2015........         4,160,000      8,597,557
  4.75%, 12/07/2038........         3,330,000      7,024,738
  5.00%, 03/07/2012........         1,280,000      2,646,318
  5.00%, 03/07/2025........         4,485,000      9,360,519
  5.75%, 12/07/2009........         2,240,000      4,590,454
                                                ------------
                                                  32,219,586
                                                ------------
TOTAL FOREIGN GOVERNMENT
  OBLIGATIONS --
  (Cost $675,181,047)......                      710,020,752
                                                ------------





                                    SHARES
                                  ----------
SHORT TERM INVESTMENTS -- 2.2%
MONEY MARKET FUND -- 2.2%
State Street Institutional
  Liquid Reserves Fund 3.22%
  (b)
  (Cost $16,244,200)........      16,244,200     16,244,200
                                               ------------
TOTAL INVESTMENTS -- 98.1%
  (Cost $691,425,247).......                    726,264,952
OTHER ASSETS AND
  LIABILITIES -- 1.9%.......                     14,434,528
                                               ------------
NET ASSETS -- 100.0%........                   $740,699,480
                                               ============




(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.22% of net assets as of March 31, 2008, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

SPDR(R) LEHMAN HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
CORPORATE BONDS & NOTES -- 96.5%
AEROSPACE & DEFENSE -- 0.8%
L-3 Communications Corp.
  6.38%, 10/15/2015..........    $1,550,000   $  1,515,125
                                              ------------
AUTO COMPONENTS -- 0.7%
TRW Automotive, Inc.
  7.25%, 03/15/2017 (a)......     1,500,000      1,365,000
                                              ------------
BEVERAGES -- 0.5%
Constellation Brands, Inc.
  7.25%, 09/01/2016..........     1,000,000        972,500
                                              ------------
BUILDING PRODUCTS -- 0.7%
Owens Corning, Inc.
  6.50%, 12/01/2016..........     1,500,000      1,243,509
                                              ------------
CHEMICALS -- 1.8%
Ineos Group Holdings Plc
  8.50%, 02/15/2016 (a)......     1,800,000      1,399,500
LyondellBasell Industries AF
  S.C.A.
  8.38%, 08/15/2015 (a)......       750,000        547,500
Momentive Performance
  Materials, Inc.
  9.75%, 12/01/2014..........     1,450,000      1,301,375
                                              ------------
                                                 3,248,375
                                              ------------
COMMERCIAL SERVICES & SUPPLIES -- 4.3%
Aleris International, Inc.
  9.00%, 12/15/2014..........     1,000,000        730,000
Allied Waste North America,
  Inc.
  6.88%, 06/01/2017..........     1,950,000      1,911,000
ARAMARK Corp.
  8.50%, 02/01/2015..........     2,300,000      2,305,750
Hertz Corp.
  8.88%, 01/01/2014..........     3,150,000      2,984,625
                                              ------------
                                                 7,931,375
                                              ------------
COMPUTERS & PERIPHERALS -- 2.1%
Ceridian Corp.
  11.25%, 11/15/2015 (a).....       600,000        513,000
Seagate Technology HDD
  Holdings
  6.80%, 10/01/2016..........     1,000,000        952,500
Sungard Data Systems, Inc.
  9.13%, 08/15/2013..........     2,400,000      2,424,000
                                              ------------
                                                 3,889,500
                                              ------------
CONTAINERS & PACKAGING -- 1.0%
Crown Americas, LCC
  7.75%, 11/15/2015..........     1,000,000      1,027,500
Smurfit-Stone Container
  Enterprises, Inc.
  8.00%, 03/15/2017..........     1,000,000        840,000
                                              ------------
                                                 1,867,500
                                              ------------
DIVERSIFIED CONSUMER SERVICES -- 0.3%
RSC Equipment Rental, Inc.
  9.50%, 12/01/2014..........       750,000        626,250
                                              ------------
DIVERSIFIED FINANCIAL SERVICES -- 7.7%
Countrywide Financial Corp.
  6.25%, 05/15/2016..........     1,000,000        811,377
E*Trade Financial Corp.
  7.38%, 09/15/2013..........     1,000,000        710,000
Ford Motor Credit Co. LLC
  9.75%, 09/15/2010..........     2,675,000      2,382,818
GMAC LLC
  6.63%, 05/15/2012..........     1,800,000      1,361,667
Icahn Enterprises LP/Icahn
  Enterprises Finance Corp.
  7.13%, 02/15/2013..........     2,000,000      1,815,000
LVB Acquisition Merger Sub,
  Inc.
  11.63%, 10/15/2017 (a).....     1,700,000      1,700,000
Nuveen Investments, Inc.
  10.50%, 11/15/2015 (a).....     1,250,000      1,071,875
Petroplus Finance, Ltd.
  7.00%, 05/01/2017 (a)......     1,000,000        892,500
Residential Capital LLC
  8.38%, 06/30/2010..........     4,500,000      2,261,250
Sabic Innovative Plastics
  9.50%, 08/15/2015 (a)......     1,250,000      1,325,000
                                              ------------
                                                14,331,487
                                              ------------
DIVERSIFIED TELECOMMUNICATION SERVICES -- 7.2%
Cricket Communications, Inc.
  9.38%, 11/01/2014..........       950,000        900,125
Intelsat Bermuda, Ltd.
  11.25%, 06/15/2016.........     2,250,000      2,280,938
Level 3 Financing, Inc.
  9.25%, 11/01/2014..........     2,300,000      1,880,250
MetroPCS Wireless, Inc.
  9.25%, 11/01/2014..........     2,950,000      2,714,000
Qwest Communications International, Inc.
  7.50%, 02/15/2014..........     1,500,000      1,410,000
West Corp.
  9.50%, 10/15/2014..........     1,000,000        895,000
Windstream Corp.
  8.63%, 08/01/2016..........     3,400,000      3,340,500
                                              ------------
                                                13,420,813
                                              ------------
ELECTRIC UTILITIES -- 9.8%
Aes Corp.
  8.00%, 10/15/2017..........     2,300,000      2,328,750
Edison Mission Energy
  7.00%, 05/15/2017..........     3,800,000      3,781,000
Mirant North America LLC
  7.38%, 12/31/2013..........     2,000,000      2,020,000
NRG Energy, Inc.
  7.38%, 02/01/2016..........     3,750,000      3,675,000
Reliant Energy, Inc.
  7.88%, 06/15/2017..........       950,000        945,250
Texas Competitive Electric
  Holdings Co. LLC
  10.25%, 11/01/2015 (a).....     5,500,000      5,479,375
                                              ------------
                                                18,229,375
                                              ------------
ELECTRONIC EQUIPMENT & INSTRUMENTS -- 1.9%
NXP BV/NXP Funding LLC
  9.50%, 10/15/2015..........     1,800,000      1,480,500
RBS Global, Inc. and Rexnord
  Corp.
  9.50%, 08/01/2014..........     1,200,000      1,122,000
Sanmina-SCI Corp.
  8.13%, 03/01/2016..........     1,000,000        885,000
                                              ------------
                                                 3,487,500
                                              ------------
ENERGY EQUIPMENT & SERVICES -- 0.6%
Complete Production Services,
  Inc.
  8.00%, 12/15/2016..........     1,250,000      1,200,000
                                              ------------

SPDR LEHMAN HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
HEALTH CARE PROVIDERS & SERVICES -- 9.4%
Bausch & Lomb, Inc.
  9.88%, 11/01/2015 (a)......    $2,000,000   $  2,035,000
Boston Scientific Corp.
  6.40%, 06/15/2016..........     2,000,000      1,865,000
Community Health Systems,
  Inc.
  8.88%, 07/15/2015..........     5,350,000      5,370,062
HCA, Inc.
  9.25%, 11/15/2016..........     6,600,000      6,847,500
Healthsouth Corp.
  10.75%, 06/15/2016.........     1,300,000      1,365,000
                                              ------------
                                                17,482,562
                                              ------------
HOTELS, RESTAURANTS & LEISURE -- 5.8%
Fontainebleau Las Vegas
  Holdings LLC
  10.25%, 06/15/2015 (a).....     1,000,000        705,000
Harrah's Operating Co., Inc.
  10.75%, 02/01/2016 (a).....     8,750,000      7,371,875
MGM Mirage, Inc.
  6.63%, 07/15/2015..........     1,750,000      1,522,500
Trump Entertainment Resorts,
  Inc.
  8.50%, 06/01/2015..........     1,800,000      1,215,000
                                              ------------
                                                10,814,375
                                              ------------
HOUSEHOLD DURABLES -- 0.5%
Jarden Corp.
  7.50%, 05/01/2017..........     1,000,000        875,000
                                              ------------
MACHINERY -- 0.7%
Terex Corp.
  8.00%, 11/15/2017..........     1,300,000      1,293,500
                                              ------------
MEDIA -- 10.7%
CCH I LLC
  11.00%, 10/01/2015.........     5,850,000      4,065,750
Clear Channel Communications,
  Inc.
  6.25%, 03/15/2011..........     1,000,000        882,500
DIRECTV Holdings LLC
  6.38%, 06/15/2015..........     1,750,000      1,631,875
Echostar DBS Corp.
  7.13%, 02/01/2016..........     3,100,000      2,890,750
Idearc, Inc.
  8.00%, 11/15/2016..........     5,050,000      3,269,875
Nielsen Finance LLC / Nielsen
  Finance Co.
  10.00%, 08/01/2014.........       750,000        746,250
RH Donnelley Corp.
  8.88%, 10/15/2017 (a)......     2,300,000      1,437,500
The Reader's Digest
  Association, Inc.
  9.00%, 02/15/2017 (a)......     1,000,000        667,500
TL Acquisitions, Inc.
  10.50%, 01/15/2015 (a).....     1,650,000      1,419,000
Univision Communications,
  Inc.
  9.75%, 03/15/2015 (a)......     2,100,000      1,270,500
Xm Satellite Radio, Inc.
  9.75%, 05/01/2014..........     1,600,000      1,544,000
                                              ------------
                                                19,825,500
                                              ------------
METALS & MINING -- 6.4%
FMG Finance Property, Ltd.
  10.63%, 09/01/2016 (a).....     2,400,000      2,700,000
Freeport-McMoRan Copper &
  Gold, Inc.
  8.38%, 04/01/2017..........     5,650,000      5,996,063
Novelis, Inc.
  7.25%, 02/15/2015 (b)......     2,500,000      2,212,500
Steel Dynamics, Inc.
  7.38%, 11/01/2012 (a)......     1,000,000      1,010,000
                                              ------------
                                                11,918,563
                                              ------------
MULTILINE RETAIL -- 2.2%
Dollar General Corp.
  10.63%, 07/15/2015.........     1,800,000      1,737,000
Neiman-Marcus Group, Inc.
  9.00%, 10/15/2015..........     1,000,000      1,000,000
Rite Aid Corp.
  9.50%, 06/15/2017..........     1,700,000      1,334,500
                                              ------------
                                                 4,071,500
                                              ------------
OIL, GAS & CONSUMABLE FUELS -- 13.0%
Chesapeake Energy Corp.
  6.50%, 08/15/2017..........     1,800,000      1,737,000
Connacher Oil and Gas, Ltd.
  10.25%, 12/15/2015 (a).....     1,000,000      1,007,500
Dynegy Holdings, Inc.
  7.75%, 06/01/2019..........     1,750,000      1,636,250
El Paso Corp.
  7.00%, 06/15/2017..........     1,250,000      1,285,636
Enterprise Products Operating
  LP
  7.03%, 01/15/2068..........     1,000,000        848,868
Forest Oil Corp.
  7.25%, 06/15/2019..........       950,000        966,625
Hilcorp Energy I LP/Hilcorp
  Finance, Co.
  7.75%, 11/01/2015 (a)......     2,000,000      1,875,000
Kinder Morgan Finance Co.,
  ULC
  5.70%, 01/05/2016..........     2,100,000      1,989,750
Massey Energy Co.
  6.88%, 12/15/2013..........     1,300,000      1,257,750
OPTI Canada, Inc.
  8.25%, 12/15/2014..........     2,300,000      2,277,000
Peabody Energy Corp.
  7.38%, 11/01/2016..........     1,000,000      1,035,000
PetroHawk Energy Corp.
  9.13%, 07/15/2013..........     1,450,000      1,489,875
Plains Exploration &
  Production, Co.
  7.75%, 06/15/2015..........     1,000,000        997,500
Sabine Pass LNG LP
  7.50%, 11/30/2016..........     2,300,000      2,219,500
SemGroup LP
  8.75%, 11/15/2015 (a)......     1,000,000        915,000
Southwestern Energy, Co.
  7.50%, 02/01/2018 (a)......     1,500,000      1,552,500
Williams Partners LP/Williams
  Partners Finance Corp.
  7.25%, 02/01/2017..........     1,000,000      1,005,000
                                              ------------
                                                24,095,754
                                              ------------

SPDR LEHMAN HIGH YIELD BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------

                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------             ----------   ------------
PAPER & FOREST PRODUCTS -- 1.0%
Georgia-Pacific LLC
  7.13%, 01/15/2017 (a)......    $1,925,000   $  1,780,625
                                              ------------
PHARMACEUTICALS -- 0.6%
Elan Finance PLC/Elan Finance
  Corp.
  7.75%, 11/15/2011..........     1,250,000      1,162,500
                                              ------------
REAL ESTATE INVESTMENT TRUST -- 1.2%
Host Hotels & Resorts LP
  6.75%, 06/01/2016..........     1,450,000      1,355,750
Rouse Co. LP/TRC Co.-Issuer,
  Inc.
  6.75%, 05/01/2013 (a)......     1,000,000        861,772
                                              ------------
                                                 2,217,522
                                              ------------
REAL ESTATE MANAGEMENT & DEVELOPMENT -- 1.4%
Realogy Corp.
  10.50%, 04/15/2014.........     3,900,000      2,622,750
                                              ------------
SEMICONDUCTORS -- 1.8%
Freescale Semiconductor, Inc.
  8.88%, 12/15/2014..........     4,250,000      3,325,625
                                              ------------
SOFTWARE -- 1.8%
First Data Corp.
  9.88%, 09/24/2015 (a)......     4,150,000      3,413,375
                                              ------------
SPECIALTY RETAIL -- 0.6%
Michaels Stores, Inc.
  10.00%, 11/01/2014.........     1,250,000      1,093,750
                                              ------------
TOTAL CORPORATE BONDS & NOTES --
  (Cost $183,639,613)........                  179,321,210
                                              ------------






                                    SHARES
                                  ---------
SHORT TERM INVESTMENTS -- 1.4%
MONEY MARKET FUND -- 1.4%
State Street Institutional
  Liquid Reserves Fund
  3.22%,(c)
  (Cost $2,628,500)...........    2,628,500      2,628,500
                                              ------------
TOTAL INVESTMENTS -- 97.9%
  (Cost $186,268,113).........                 181,949,710
OTHER ASSETS AND
  LIABILITIES -- 2.1%.........                   3,908,907
                                              ------------
NET ASSETS -- 100.0%..........                $185,858,617
                                              ============




(a) Security purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 23.84% of net assets as of March 31, 2008, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b) Step Bond -- coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date indicated represents the instrument's ultimate maturity date.
(c) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

SPDR(R) DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------



                                  PRINCIPAL
SECURITY DESCRIPTION               AMOUNT         VALUE
--------------------            ------------   -----------
FOREIGN GOVERNMENT OBLIGATIONS -- 96.1%
AUSTRALIA -- 2.8%
Commonwealth of Australia
  4.00%, 08/20/2015.........         610,092   $   597,168
  4.00%, 08/20/2020.........          94,094       100,857
                                               -----------
                                                   698,025
                                               -----------
BRAZIL -- 4.4%
Federal Republic of Brazil
  6.00%, 11/15/2009.........         171,181        94,769
  6.00%, 08/15/2012.........         205,485       108,631
  6.00%, 05/15/2015.........         513,713       266,115
  6.00%, 05/15/2017.........         855,962       437,941
  6.00%, 08/15/2024.........         171,181        87,493
  6.00%, 05/15/2035.........         171,238        86,505
                                               -----------
                                                 1,081,454
                                               -----------
CANADA -- 4.5%
Government of Canada
  2.00%, 12/01/2041.........          20,107        21,374
  3.00%, 12/01/2036.........         271,398       331,911
  4.00%, 12/01/2031.........         122,357       168,191
  4.25%, 12/01/2021.........         134,582       169,009
  4.25%, 12/01/2026.........         305,551       409,106
                                               -----------
                                                 1,099,591
                                               -----------
FRANCE -- 19.5%
Republic of France
  1.00%, 07/25/2017.........         292,967       429,989
  1.25%, 07/25/2010.........         211,506       336,415
  1.60%, 07/25/2011.........         325,410       517,227
  1.60%, 07/25/2015.........         452,676       718,766
  1.80%, 07/25/2040.........          92,906       134,186
  2.25%, 07/25/2020.........         263,971       434,421
  2.50%, 07/25/2013.........         220,414       365,183
  3.00%, 07/25/2009.........         209,021       337,729
  3.00%, 07/25/2012.........         466,002       788,320
  3.15%, 07/25/2032.........         206,167       384,700
  3.40%, 07/25/2029.........         173,447       325,433
                                               -----------
                                                 4,772,369
                                               -----------
GERMANY -- 4.4%
Federal Republic of Germany
  1.50%, 04/15/2016.........         419,034       659,207
  2.25%, 04/15/2013.........         247,380       408,002
                                               -----------
                                                 1,067,209
                                               -----------
GREECE -- 4.4%
Republic of Greece
  2.30%, 07/25/2030.........         330,333       492,964
  2.90%, 07/25/2025.........         345,470       576,591
                                               -----------
                                                 1,069,555
                                               -----------
ISRAEL -- 4.3%
State of Israel
  4.00%, 07/30/2021.........       1,393,905       417,651
  5.00%, 04/30/2015.........       1,961,682       628,680
                                               -----------
                                                 1,046,331
                                               -----------
ITALY -- 4.9%
Republic of Italy
  0.95%, 09/15/2010.........         193,955       304,688
  2.15%, 09/15/2014.........         297,010       483,893
  2.35%, 09/15/2035.........    $     96,976   $   150,227
  2.60%, 09/15/2023.........         154,362       255,100
                                               -----------
                                                 1,193,908
                                               -----------
JAPAN -- 4.8%
Government of Japan
  1.00%, 06/10/2016.........      50,450,000       500,268
  1.10%, 12/10/2016.........      67,134,000       670,766
                                               -----------
                                                 1,171,034
                                               -----------
MEXICO -- 4.4%
United Mexican States
  3.50%, 12/19/2013.........       4,068,325       382,150
  4.50%, 11/22/2035.........       1,754,991       188,949
  5.00%, 06/16/2016.........       4,786,425       497,634
                                               -----------
                                                 1,068,733
                                               -----------
POLAND -- 2.7%
Republic of Poland
  3.00%, 08/24/2016.........       1,406,811       649,849
SOUTH AFRICA -- 2.9%
Republic of South Africa
  3.45%, 12/07/2033.........       1,639,918       248,827
  6.25%, 03/31/2013.........       3,198,945       461,540
                                               -----------
                                                   710,367
                                               -----------
SOUTH KOREA -- 2.3%
Republic of South Korea
  2.75%, 03/10/2017.........     549,380,123       575,900
SWEDEN -- 5.9%
Kingdom of Sweden
  3.50%, 12/01/2015.........       1,148,047       222,391
  4.00%, 12/01/2020.........       5,700,547     1,218,821
                                               -----------
                                                 1,441,212
                                               -----------
TURKEY -- 2.4%
Republic of Turkey
  10.00%, 02/15/2012........         798,199       583,776
UNITED KINGDOM -- 19.1%
Government of United Kingdom
  1.13%, 11/22/2037.........          62,252       136,707
  1.25%, 11/22/2017.........          75,821       154,688
  1.25%, 11/22/2027.........         108,135       225,717
  1.25%, 11/22/2055.........         120,094       306,139
  1.88%, 11/22/2022.........          51,020       112,283
  2.00%, 01/26/2035.........          84,556       217,118
  2.50%, 05/20/2009.........          52,820       107,277
  2.50%, 08/23/2011.........          84,869       176,180
  2.50%, 08/16/2013.........         520,148     1,104,492
  2.50%, 07/26/2016.........         308,298       683,851
  2.50%, 04/16/2020.........         199,890       464,646
  2.50%, 07/17/2024.........         214,707       515,000
  4.13%, 07/22/2030.........         139,697       453,842
                                               -----------
                                                 4,657,940
                                               -----------
URUGUAY -- 2.4%
Republic of Uruguay
  4.25%, 04/05/2027.........       9,690,751       478,360
  5.00%, 09/14/2018.........       2,121,363       112,109
                                               -----------
                                                   590,469
                                               -----------
TOTAL FOREIGN GOVERNMENT OBLIGATIONS --
  (Cost $23,597,033)........                    23,477,722
                                               -----------


SPDR DB INTERNATIONAL GOVERNMENT INFLATION-PROTECTED BOND ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
MARCH 31, 2008 (UNAUDITED)
--------------------------------------------------------------------------------


                                    SHARES      VALUE
                                   -------   -----------
SHORT TERM INVESTMENTS -- 1.6%
MONEY MARKET FUND -- 1.6%
State Street Institutional
  Liquid Reserves Fund 3.22%(a)
  (Cost $392,851)..............    392,851   $   392,851
                                             -----------
TOTAL INVESTMENTS -- 97.7%
  (Cost $23,989,884)...........               23,870,573
OTHER ASSETS AND
  LIABILITIES -- 2.3%..........                  549,647
                                             -----------
NET ASSETS -- 100.0%...........              $24,420,220
                                             ===========




(a) State Street Institutional Liquid Reserves Fund, an affiliated Fund, is managed by SSgA Funds Management, Inc. The rate shown is the annualized seven-day yield at period end.

NOTES:
--------------------------------------------------------------------------------

SECURITY VALUATION

Equity portfolio securities are valued based on the last sale price on the exchange which is deemed to be the principal market for the security. Fixed income portfolio securities are valued based on the securities' evaluated bid price on local markets when available. Investments in open-end investment companies are valued at their net asset value each business day. Securities traded on the NASDAQ are valued at the NASDAQ official close price. Securities regularly traded in an over-the-counter market are valued at the latest quoted sale price in such market. Other portfolio securities and assets for which market quotations are not readily available are valued based on fair value as determined in good faith by the Trust's Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees.

In September, 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. As a result, the Funds will adopt SFAS 157 on July 1, 2008. At this time, management is evaluating the impact, if any, the adoption of SFAS 157 will have on the Funds' financial statements.

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about Funds' derivative and hedging activities. Management is currently evaluating the impact, if any, the adoption of SFAS 161 will have on the Funds' financial statement disclosures.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2008 were as follows:

                                                                GROSS          GROSS      NET UNREALIZED
                                                             UNREALIZED     UNREALIZED     APPRECIATION
                                          IDENTIFIED COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          ---------------   ------------   ------------   --------------
SPDR DJ Wilshire Total Market ETF.......   $  149,844,355    $24,370,985   $ 14,767,160    $   9,603,825
SPDR DJ Wilshire Large Cap ETF..........       12,395,217        205,221      1,075,320         (870,099)
SDPR DJ Wilshire Large Cap Growth ETF...      340,918,682     28,147,072     29,767,674       (1,620,602)
SPDR DJ Wilshire Large Cap Value ETF....      136,561,610      7,394,319     15,918,257       (8,523,938)
SPDR DJ Wilshire Mid Cap ETF............       29,523,228        966,134      2,485,686       (1,519,552)
SPDR DJ Wilshire Mid Cap Growth ETF.....       61,970,135      1,325,899      5,994,498       (4,668,599)
SPDR DJ Wilshire Mid Cap Value ETF......       15,804,931         84,027      2,005,192       (1,921,165)
SPDR DJ Wilshire Small Cap ETF..........       21,730,000        285,422      2,762,551       (2,477,129)
SPDR DJ Wilshire Small Cap Growth ETF...      124,921,089      3,534,132     21,137,178      (17,603,046)
SPDR DJ Wilshire Small Cap Value ETF....      128,193,794      4,902,635     17,916,199      (13,013,564)
SPDR DJ Global Titans ETF...............      201,388,348     15,774,373     16,865,657       (1,091,284)
DJ Wilshire REIT ETF....................    1,533,171,431     26,774,634    146,559,517     (119,784,883)
KBW Bank ETF............................      691,957,991              0    113,329,107     (113,329,107)
KBW Capital Markets ETF.................      173,314,686              0     35,850,926      (35,850,926)
KBW Insurance ETF.......................      105,878,791        116,607     22,902,828      (22,786,221)
Morgan Stanley Technology ETF...........      301,651,875      6,883,536     39,352,066      (32,468,530)
SPDR S&P Dividend ETF...................      355,414,081      7,255,000     36,161,906      (28,906,906)
SPDR S&P Biotech ETF....................      308,593,916      6,575,705     29,395,468      (22,819,763)
SPDR S&P Homebuilders ETF...............      960,103,947     23,017,201     29,603,379       (6,586,178)
SPDR S&P Metals & Mining ETF............      600,061,285     16,359,475     32,351,402      (15,991,927)
SPDR S&P Oil & Gas Equipment & Services
  ETF...................................      203,500,039     10,585,071      6,910,410        3,674,661
SPDR S&P Oil & Gas Exploration &
  Production ETF........................      246,330,191      3,765,118     11,977,213       (8,212,095)
SPDR S&P Pharmaceuticals ETF............        2,429,292          5,091        436,118         (431,027)
SPDR S&P Retail ETF.....................      352,805,375        861,660     24,260,080      (23,398,420)
SPDR S&P Semiconductor ETF..............      191,061,462      1,758,307     28,563,628      (26,805,321)
KBW Regional Banking ETF................      806,754,877      4,124,009     48,039,594      (43,915,585)
SPDR Lehman 1-3 Month T-Bill ETF........      201,900,792        107,577              0          107,577

                                                                GROSS          GROSS      NET UNREALIZED
                                                             UNREALIZED     UNREALIZED     APPRECIATION
                                          IDENTIFIED COST   APPRECIATION   DEPRECIATION   (DEPRECIATION)
                                          ---------------   ------------   ------------   --------------
SPDR Lehman Short Term Municipal Bond
  ETF...................................       71,384,898        487,921        161,883          326,038
SPDR Lehman Intermediate Term Treasury
  ETF...................................       55,770,514      1,296,337          3,819        1,292,518
SPDR Lehman Long Term Treasury ETF......       26,668,944      1,428,037              0        1,428,037
SPDR Barclays Capital TIPS ETF..........      105,873,282      2,949,535         12,125        2,937,410
SPDR Lehman California Municipal Bond
  ETF...................................       17,384,873        121,856        362,840         (240,984)
SPDR Lehman New York Municipal Bond
  ETF...................................       13,009,808         81,224        293,128         (211,904)
SPDR Lehman Municipal Bond ETF..........      223,963,817        884,638      3,312,255       (2,427,617)
SPDR Lehman Aggregate Bond ETF..........      102,849,106      1,208,456        450,139          758,317
SPDR Lehman International Treasury Bond
  ETF...................................      691,425,247     37,044,249      2,204,544       34,839,705
SPDR Lehman High Yield Bond ETF.........      186,268,113        814,244      5,132,647       (4,318,403)
SPDR DB International Government
  Inflation-Protected Bond ETF..........       23,989,884        322,321        441,632         (119,311)


Other information regarding the Funds is available in the Funds' most recent Report to Shareholders. This information is also available on the Fund's website at www.spdretfs.com as well as on the website of the Securities and Exchange Commission at www.sec.gov.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "Investment Company Act") are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company
Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR Series Trust

By:  /s/ James E. Ross
     -----------------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     -----------------------------
     Gary L. French
     Treasurer


Date: May 21, 2008



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:  /s/ James E. Ross
     -----------------------------
     James E. Ross
     President

By:  /s/ Gary L. French
     -----------------------------
     Gary L. French
     Treasurer


Date: May 21, 2008